UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Variable Insurance Funds - Balanced Portfolio

Variable Insurance Funds - Capital Growth Portfolio

Variable Insurance Funds - Diversified Value Portfolio

Variable Insurance Funds - Equity Income Portfolio

Variable Insurance Funds - Growth Portfolio

Variable Insurance Funds - High Yield Bond Portfolio

Variable Insurance Funds - International Portfolio

Variable Insurance Funds - Money Market Portfolio

Variable Insurance Funds - Short-Term Investment-Grade Portfolio

Variable Insurance Funds - Small Company Growth Portfolio

Variable Insurance Funds - Total Bond Market Index Portfolio

Vanguard Variable Insurance Funds - Balanced Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Balanced Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Balanced Portfolio	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communications	7.1%
Consumer Discretionary	8.0%
Consumer Staples	4.0%
Energy	4.2%
Financials	18.6%
Health Care	10.0%
Industrials	5.4%
Materials	1.3%
Real Estate	1.2%
Technology	22.9%
Utilities	5.1%
Other	11.1%
Other Assets and Liabilities—Net	1.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$3,402
Number of Portfolio Holdings	1,368
Portfolio Turnover Rate	35%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR106

Vanguard Variable Insurance Funds - Capital Growth Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Capital Growth Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Capital Growth Portfolio	$18	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	5.6%
Consumer Discretionary	8.7%
Consumer Staples	0.3%
Energy	2.1%
Financials	6.5%
Health Care	31.3%
Industrials	11.3%
Information Technology	29.4%
Materials	1.1%
Other Assets and Liabilities—Net	3.7%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$2,019
Number of Portfolio Holdings	111
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR277

Vanguard Variable Insurance Funds - Diversified Value Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Diversified Value Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Diversified Value Portfolio	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	6.5%
Consumer Discretionary	9.1%
Consumer Staples	4.5%
Energy	7.5%
Financials	20.3%
Health Care	13.1%
Industrials	8.6%
Information Technology	21.0%
Materials	1.1%
Real Estate	1.2%
Utilities	1.1%
Other Assets and Liabilities—Net	6.0%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,309
Number of Portfolio Holdings	125
Portfolio Turnover Rate	17%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR278

Vanguard Variable Insurance Funds - Equity Income Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Equity Income Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Income Portfolio	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	2.0%
Consumer Discretionary	5.2%
Consumer Staples	11.2%
Energy	10.7%
Financials	20.2%
Health Care	13.7%
Industrials	10.6%
Information Technology	10.5%
Materials	3.5%
Real Estate	2.1%
Utilities	7.3%
Other Assets and Liabilities—Net	3.0%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$2,043
Number of Portfolio Holdings	178
Portfolio Turnover Rate	23%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR108

Vanguard Variable Insurance Funds - Growth Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Growth Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Growth Portfolio	$19	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	13.5%
Consumer Discretionary	12.8%
Financials	8.9%
Health Care	9.4%
Industrials	5.9%
Information Technology	47.0%
Real Estate	2.2%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,470
Number of Portfolio Holdings	57
Portfolio Turnover Rate	28%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR109

Vanguard Variable Insurance Funds - High Yield Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Consumer Discretionary	15.9%
Communications	13.1%
Energy	11.2%
Materials	9.1%
Industrials	9.0%
Financials	8.5%
Health Care	7.4%
Technology	6.3%
U.S. Government and Agency Obligations	4.8%
Consumer Staples	3.5%
Floating Rate Loan Interests	3.0%
Utilities	2.1%
Real Estate	1.4%
Other Assets and Liabilities—NetFootnote Reference	4.7%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$750
Number of Portfolio Holdings	898
Portfolio Turnover Rate	26%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR260

Vanguard Variable Insurance Funds - International Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about International Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - International Portfolio	$16	0.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Europe	47.6%
Asia	29.3%
North America	16.8%
South America	2.0%
Oceania	1.2%
Other Assets and Liabilities—Net	3.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$3,040
Number of Portfolio Holdings	137
Portfolio Turnover Rate	10%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR110

Vanguard Variable Insurance Funds - Money Market Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Money Market Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Money Market Portfolio	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of June 30, 2024)

1 to 7 Days	70.9%
8 to 30 Days	18.5%
31 to 60 Days	10.4%
61 to 90 Days	2.4%
Other Assets and Liabilities—Net	(2.2%)

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,237
Number of Portfolio Holdings	272

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR104

Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Short-Term Investment-Grade Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Corporate Bonds	81.6%
U.S. Government and Agency Obligations	10.2%
Asset-Backed/Commercial Mortgage-Backed Securities	4.5%
Sovereign Bonds	1.8%
Other	0.2%
Other Assets and Liabilities—NetFootnote Reference	1.7%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$2,155
Number of Portfolio Holdings	1,950
Portfolio Turnover Rate	34%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR274

Vanguard Variable Insurance Funds - Small Company Growth Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Small Company Growth Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	5.1%
Consumer Discretionary	11.4%
Consumer Staples	2.1%
Energy	2.6%
Financials	6.5%
Health Care	24.3%
Industrials	21.8%
Information Technology	18.9%
Materials	2.6%
Real Estate	0.5%
Utilities	0.4%
Other Assets and Liabilities—Net	3.8%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,471
Number of Portfolio Holdings	522
Portfolio Turnover Rate	27%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR161

Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Total Bond Market Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

U.S. Government and Agency Obligations	66.4%
Corporate Bonds	26.2%
Sovereign Bonds	3.5%
Asset-Backed/Commercial Mortgage-Backed Securities	2.5%
Taxable Municipal Bonds	0.6%
Other Assets and Liabilities—NetFootnote Reference	0.8%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$4,359
Number of Portfolio Holdings	10,734
Portfolio Turnover Rate	21%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR257

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Balanced Portfolio

Contents
Financial Statements	1

Balanced Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (65.4%)
Communication Services (5.9%)
Alphabet Inc. Class A	641,213	116,797
Meta Platforms Inc. Class A	107,057	53,980
T-Mobile US Inc.	91,373	16,098
* Netflix Inc.	18,493	12,481
		199,356
Consumer Discretionary (7.3%)
* Amazon.com Inc.	576,648	111,437
McDonald's Corp.	139,181	35,469
Home Depot Inc.	99,748	34,337
TJX Cos. Inc.	271,545	29,897
Tractor Supply Co.	54,254	14,649
Lennar Corp. Class A	76,436	11,455
DR Horton Inc.	54,153	7,632
* Tesla Inc.	11,602	2,296
		247,172
Consumer Staples (3.0%)
Procter & Gamble Co.	281,893	46,490
Unilever plc (XLON)	404,948	22,227
Pernod Ricard SA	135,550	18,494
Estee Lauder Cos. Inc. Class A	128,235	13,644
		100,855
Energy (2.9%)
Exxon Mobil Corp.	413,383	47,589
Phillips 66	96,680	13,648
EQT Corp.	349,960	12,941
Williams Cos. Inc.	162,841	6,921
Targa Resources Corp.	37,269	4,799
Chesapeake Energy Corp.	55,987	4,602
Diamondback Energy Inc.	21,104	4,225
Cheniere Energy Inc.	17,700	3,094
		97,819
Financials (8.9%)
JPMorgan Chase & Co.	271,167	54,846
Wells Fargo & Co.	822,199	48,830
Progressive Corp.	195,884	40,687
S&P Global Inc.	89,679	39,997
Morgan Stanley	324,286	31,517
KKR & Co. Inc.	213,494	22,468
American Express Co.	93,997	21,765
Visa Inc. Class A	68,395	17,952
Nasdaq Inc.	235,223	14,175
Everest Group Ltd.	32,249	12,288
		304,525
Health Care (7.8%)
UnitedHealth Group Inc.	121,648	61,950
HCA Healthcare Inc.	135,993	43,692
Merck & Co. Inc.	322,609	39,939
AstraZeneca plc ADR	393,357	30,678
Novartis AG (Registered)	284,974	30,342
Danaher Corp.	114,541	28,618
Humana Inc.	43,444	16,233
Daiichi Sankyo Co. Ltd.	401,000	13,936
		265,388
Industrials (4.7%)
Republic Services Inc.	115,207	22,389
* Boeing Co.	119,705	21,788
Honeywell International Inc.	99,882	21,329
1

Balanced Portfolio
				Shares	Market Value• ($000)
	Fortive Corp.			259,726	19,246
*	Uber Technologies Inc.			264,267	19,207
	Parker-Hannifin Corp.			34,321	17,360
	Johnson Controls International plc			230,227	15,303
	Deere & Co.			34,949	13,058
	RTX Corp.			118,102	11,856
					161,536
Information Technology (21.2%)
	Microsoft Corp.			412,424	184,333
	Apple Inc.			749,842	157,932
	NVIDIA Corp.			1,036,789	128,085
	Broadcom Inc.			34,307	55,081
	KLA Corp.			34,862	28,744
	Texas Instruments Inc.			143,792	27,972
	NXP Semiconductors NV			93,624	25,193
	Salesforce Inc.			97,901	25,170
	Intuit Inc.			36,503	23,990
*	ServiceNow Inc.			23,979	18,863
	ASML Holding NV GDR (Registered)			14,939	15,279
	CDW Corp.			50,942	11,403
	Corning Inc.			270,220	10,498
	Intel Corp.			272,727	8,446
					720,989
Materials (1.2%)
	Glencore plc			4,026,508	22,912
	Anglo American plc			580,818	18,354
					41,266
Real Estate (0.5%)
	Welltower Inc.			173,592	18,097
Utilities (2.0%)
	Duke Energy Corp.			322,136	32,288
	Exelon Corp.			738,863	25,572
	American Electric Power Co. Inc.			116,985	10,264
					68,124
Total Common Stocks (Cost $1,632,972)					2,225,127
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.1%)
U.S. Government Securities (6.6%)
	United States Treasury Note/Bond	0.250%	10/31/25	495	465
	United States Treasury Note/Bond	0.375%	12/31/25	890	832
	United States Treasury Note/Bond	4.250%	12/31/25	675	668
	United States Treasury Note/Bond	3.875%	1/15/26	3,600	3,546
	United States Treasury Note/Bond	4.250%	1/31/26	3,400	3,368
	United States Treasury Note/Bond	4.000%	2/15/26	9,200	9,075
	United States Treasury Note/Bond	4.625%	2/28/26	3,300	3,288
	United States Treasury Note/Bond	0.750%	3/31/26	210	196
	United States Treasury Note/Bond	4.500%	3/31/26	5,350	5,322
	United States Treasury Note/Bond	4.875%	4/30/26	600	601
[1]	United States Treasury Note/Bond	4.875%	5/31/26	15,000	15,030
	United States Treasury Note/Bond	4.500%	7/15/26	70	70
	United States Treasury Note/Bond	4.375%	8/15/26	7,000	6,954
	United States Treasury Note/Bond	4.625%	9/15/26	2,600	2,597
	United States Treasury Note/Bond	4.625%	11/15/26	7,206	7,204
	United States Treasury Note/Bond	4.000%	1/15/27	1,473	1,452
	United States Treasury Note/Bond	4.125%	2/15/27	9,506	9,398
	United States Treasury Note/Bond	2.500%	3/31/27	439	416
	United States Treasury Note/Bond	4.500%	4/15/27	4,093	4,087
	United States Treasury Note/Bond	2.750%	7/31/27	1,192	1,132
	United States Treasury Note/Bond	3.125%	8/31/27	650	624
	United States Treasury Note/Bond	4.125%	9/30/27	6,707	6,632
	United States Treasury Note/Bond	4.125%	10/31/27	7,929	7,840
	United States Treasury Note/Bond	3.875%	11/30/27	2,140	2,099
	United States Treasury Note/Bond	3.875%	12/31/27	738	724
2

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.000%	2/29/28	3,202	3,153
	United States Treasury Note/Bond	3.625%	3/31/28	976	949
	United States Treasury Note/Bond	3.625%	5/31/28	336	326
	United States Treasury Note/Bond	4.125%	7/31/28	3,603	3,565
	United States Treasury Note/Bond	4.375%	8/31/28	5,527	5,520
	United States Treasury Note/Bond	4.625%	9/30/28	5,564	5,611
	United States Treasury Note/Bond	4.375%	11/30/28	5,052	5,052
	United States Treasury Note/Bond	3.750%	12/31/28	4,127	4,022
	United States Treasury Note/Bond	4.000%	1/31/29	9,323	9,180
	United States Treasury Note/Bond	4.250%	2/28/29	10,745	10,698
	United States Treasury Note/Bond	4.125%	3/31/29	5,483	5,428
	United States Treasury Note/Bond	4.625%	4/30/29	10,945	11,071
	United States Treasury Note/Bond	4.500%	5/31/29	12,829	12,917
	United States Treasury Note/Bond	3.875%	9/30/29	84	82
	United States Treasury Note/Bond	4.000%	10/31/29	334	328
	United States Treasury Note/Bond	3.500%	4/30/30	317	303
	United States Treasury Note/Bond	3.750%	5/31/30	538	521
	United States Treasury Note/Bond	4.000%	7/31/30	332	326
	United States Treasury Note/Bond	4.875%	10/31/30	122	125
	United States Treasury Note/Bond	4.375%	11/30/30	480	480
	United States Treasury Note/Bond	3.750%	12/31/30	1,524	1,472
	United States Treasury Note/Bond	2.000%	11/15/41	9,337	6,410
	United States Treasury Note/Bond	2.375%	2/15/42	865	630
	United States Treasury Note/Bond	3.375%	8/15/42	9,756	8,241
	United States Treasury Note/Bond	4.000%	11/15/42	3,193	2,942
	United States Treasury Note/Bond	3.875%	2/15/43	777	702
	United States Treasury Note/Bond	3.875%	5/15/43	3,955	3,569
	United States Treasury Note/Bond	4.750%	11/15/43	2,265	2,296
	United States Treasury Note/Bond	4.500%	2/15/44	8,816	8,649
	United States Treasury Note/Bond	4.625%	5/15/44	4,647	4,638
	United States Treasury Note/Bond	4.000%	11/15/52	110	100
	United States Treasury Note/Bond	3.625%	5/15/53	607	517
	United States Treasury Note/Bond	4.125%	8/15/53	1,326	1,235
	United States Treasury Note/Bond	4.750%	11/15/53	749	774
	United States Treasury Note/Bond	4.250%	2/15/54	1,122	1,068
	United States Treasury Note/Bond	4.625%	5/15/54	8,145	8,259
					224,779
Conventional Mortgage-Backed Securities (1.4%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	524	404
[2]	Ginnie Mae I Pool	8.000%	9/15/30	17	17
[2]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	19	19
[2,3]	UMBS Pool	2.500%	4/1/37 - 4/1/38	593	528
[2,3,4]	UMBS Pool	3.000%	6/1/43 - 7/15/54	12,056	10,277
[2,3]	UMBS Pool	5.000%	11/1/43 - 7/1/53	11,950	11,600
[2,3]	UMBS Pool	4.000%	3/1/53	2,438	2,231
[2,3]	UMBS Pool	5.500%	3/1/53 - 2/1/54	13,619	13,444
[2,3]	UMBS Pool	6.000%	8/1/53 - 11/1/53	9,389	9,420
					47,940
Nonconventional Mortgage-Backed Securities (0.1%)
[2,3]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	1,469	1,381
[2,3]	Fannie Mae REMICS	3.000%	12/25/39 - 9/25/57	802	714
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	56	52
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	18	17
[2,3]	Fannie Mae REMICS	2.000%	6/25/44	3	3
[2,3]	Fannie Mae REMICS	2.500%	8/25/46	456	361
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	49	48
[2,3]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	83	81
[2,3]	Freddie Mac REMICS	3.500%	3/15/31 - 12/15/46	438	396
[2,3]	Freddie Mac REMICS	3.000%	6/15/44 - 7/15/45	304	263
					3,316
Total U.S. Government and Agency Obligations (Cost $283,472)					276,035
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
[2,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	54	51
[2,5]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	2	2
[2,5]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	44	43
[2,5]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,775	1,635
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	1,310	1,326
3

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	34	33
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	83	80
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	618	496
[2,5,6]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	6.343%	10/15/36	425	420
[2,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	482	434
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	154	146
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	5.970%	8/15/62	109	108
[2,5]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	1,154	1,057
[2,5]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	678	678
[2,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	386	373
[2,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	263	233
[2,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	725	622
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	1,415	1,431
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	650	648
[2,3,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	11.350%	10/25/28	51	53
[2,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,811	1,666
[2,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	1,460	1,465
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	495	373
[2,3,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	885	861
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	1,220	1,218
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	1,451	1,486
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	257
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	252
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	586	546
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	2,002	1,724
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	795	797
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/29	820	820
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	290	287
[2,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	1,632	1,675
[2,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	1,765	1,758
[2,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	800	801
[2,5]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	945	868
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	1,060	1,063
[2,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	199	182
[2,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	259	225
[2,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	210	191
[2,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	65	59
[2,5]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	3,810	3,395
[2,5]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	300	259
[2,5]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	481	466
[2,5]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	1,324	1,277
[2,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	586
[2,5]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	362	308
[2,5]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	241	231
[2,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	560	509
[2,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,032	894
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	698	661
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,092	1,003
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	785	784
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	778	778
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	770	776
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $42,173)					40,370
Corporate Bonds (22.4%)
Communications (1.2%)
	America Movil SAB de CV	3.625%	4/22/29	780	728
	America Movil SAB de CV	6.125%	3/30/40	390	404
	AT&T Inc.	2.750%	6/1/31	1,305	1,118
	AT&T Inc.	3.500%	6/1/41	230	176
	AT&T Inc.	4.300%	12/15/42	205	171
	AT&T Inc.	3.650%	6/1/51	1,148	811
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	889	594
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	1,223	1,119
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	247	197
	Comcast Corp.	3.400%	4/1/30	145	133
	Comcast Corp.	4.200%	8/15/34	730	669
	Comcast Corp.	5.650%	6/15/35	110	113
	Comcast Corp.	4.400%	8/15/35	877	812
	Comcast Corp.	6.500%	11/15/35	24	26
	Comcast Corp.	3.250%	11/1/39	1,100	846
4

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.969%	11/1/47	627	489
	Comcast Corp.	4.000%	3/1/48	345	271
	Comcast Corp.	3.999%	11/1/49	602	469
	Comcast Corp.	2.887%	11/1/51	1,520	949
	Comcast Corp.	2.450%	8/15/52	1,025	577
	Comcast Corp.	4.049%	11/1/52	2,279	1,766
	Comcast Corp.	5.350%	5/15/53	734	703
	Comcast Corp.	2.937%	11/1/56	5,619	3,390
	Comcast Corp.	2.650%	8/15/62	615	335
	Comcast Corp.	2.987%	11/1/63	2,193	1,287
[5]	Cox Communications Inc.	3.150%	8/15/24	63	63
[5]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,393
	Discovery Communications LLC	4.125%	5/15/29	125	115
	Discovery Communications LLC	3.625%	5/15/30	505	444
	Meta Platforms Inc.	4.950%	5/15/33	1,534	1,541
	Meta Platforms Inc.	5.600%	5/15/53	935	954
	Meta Platforms Inc.	5.750%	5/15/63	480	494
	NBCUniversal Media LLC	4.450%	1/15/43	189	163
[5]	NBN Co. Ltd.	1.625%	1/8/27	760	697
[5]	NBN Co. Ltd.	2.625%	5/5/31	1,105	947
[5]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,816
[5]	NTT Finance Corp.	1.162%	4/3/26	1,040	968
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	623
	Orange SA	9.000%	3/1/31	530	632
[2,5]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	244	243
	Telefonica Emisiones SA	5.213%	3/8/47	490	434
	Telefonica Emisiones SA	5.520%	3/1/49	710	657
	T-Mobile USA Inc.	2.050%	2/15/28	1,275	1,145
	T-Mobile USA Inc.	3.875%	4/15/30	1,384	1,294
	T-Mobile USA Inc.	2.550%	2/15/31	575	488
	T-Mobile USA Inc.	2.250%	11/15/31	150	123
	T-Mobile USA Inc.	4.375%	4/15/40	485	420
	T-Mobile USA Inc.	3.000%	2/15/41	151	108
	T-Mobile USA Inc.	4.500%	4/15/50	242	202
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	116
	Verizon Communications Inc.	2.100%	3/22/28	2,000	1,799
	Verizon Communications Inc.	4.329%	9/21/28	419	407
	Verizon Communications Inc.	2.355%	3/15/32	1,081	884
	Verizon Communications Inc.	4.812%	3/15/39	1,280	1,187
	Verizon Communications Inc.	2.875%	11/20/50	135	85
	Verizon Communications Inc.	2.987%	10/30/56	200	122
	Verizon Communications Inc.	3.000%	11/20/60	139	83
	Walt Disney Co.	3.500%	5/13/40	1,729	1,379
	Walt Disney Co.	4.750%	9/15/44	26	24
	Walt Disney Co.	2.750%	9/1/49	424	269
	Warnermedia Holdings Inc.	3.755%	3/15/27	302	286
	Warnermedia Holdings Inc.	4.054%	3/15/29	150	139
	Warnermedia Holdings Inc.	5.141%	3/15/52	291	226
					41,123
Consumer Discretionary (0.7%)
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,113
	Amazon.com Inc.	4.950%	12/5/44	580	561
	Amazon.com Inc.	3.950%	4/13/52	480	386
	Amazon.com Inc.	4.250%	8/22/57	1,223	1,024
	American Honda Finance Corp.	2.000%	3/24/28	825	742
[5]	BMW US Capital LLC	1.250%	8/12/26	840	774
	Brown University	2.924%	9/1/50	155	107
[2]	Duke University	2.832%	10/1/55	775	503
[5]	ERAC USA Finance LLC	5.000%	2/15/29	270	269
[5]	ERAC USA Finance LLC	4.900%	5/1/33	985	958
[5]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,300
[5]	ERAC USA Finance LLC	5.625%	3/15/42	340	341
[5]	ERAC USA Finance LLC	4.500%	2/15/45	1,669	1,451
[5]	ERAC USA Finance LLC	5.400%	5/1/53	725	701
	Georgetown University	4.315%	4/1/49	150	130
	Georgetown University	2.943%	4/1/50	235	158
	Georgetown University	5.115%	4/1/53	255	251
	Home Depot Inc.	3.900%	12/6/28	290	280
	Home Depot Inc.	4.850%	6/25/31	645	640
5

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.250%	4/15/32	748	663
	Home Depot Inc.	3.300%	4/15/40	825	642
	Home Depot Inc.	4.400%	3/15/45	780	675
	Home Depot Inc.	4.250%	4/1/46	1,332	1,121
	Home Depot Inc.	4.500%	12/6/48	345	299
	Home Depot Inc.	3.125%	12/15/49	75	51
	Home Depot Inc.	2.375%	3/15/51	70	40
	Home Depot Inc.	2.750%	9/15/51	575	358
	Home Depot Inc.	3.625%	4/15/52	655	485
	Home Depot Inc.	5.300%	6/25/54	2,090	2,041
	Home Depot Inc.	5.400%	6/25/64	110	107
[5]	Hyundai Capital America	1.650%	9/17/26	1,060	976
[2]	Johns Hopkins University	4.083%	7/1/53	200	169
[2]	Johns Hopkins University	2.813%	1/1/60	180	114
	Leland Stanford Junior University	2.413%	6/1/50	73	46
	Lowe's Cos. Inc.	3.100%	5/3/27	767	726
	Lowe's Cos. Inc.	6.500%	3/15/29	334	356
	Lowe's Cos. Inc.	3.750%	4/1/32	57	52
	Lowe's Cos. Inc.	4.650%	4/15/42	750	655
	Lowe's Cos. Inc.	5.800%	9/15/62	672	653
	Massachusetts Institute of Technology	2.989%	7/1/50	26	18
	Massachusetts Institute of Technology	2.294%	7/1/51	63	38
	McDonald's Corp.	3.625%	9/1/49	342	248
[2]	Northeastern University	2.894%	10/1/50	225	152
[2]	Northwestern University	2.640%	12/1/50	25	16
	President and Fellows of Harvard College	3.745%	11/15/52	15	12
	Thomas Jefferson University	3.847%	11/1/57	355	265
	Trustees of Princeton University	2.516%	7/1/50	61	39
	Trustees of Princeton University	4.201%	3/1/52	64	56
	Trustees of the University of Pennsylvania	2.396%	10/1/50	193	117
[2]	University of Chicago	2.761%	4/1/45	165	126
	University of Southern California	2.945%	10/1/51	60	41
	University of Southern California	4.976%	10/1/53	630	610
	Yale University	2.402%	4/15/50	41	26
					24,682
Consumer Staples (1.0%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,440	1,372
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,893	1,743
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	543	494
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,807	1,694
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	541	545
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	924	818
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	317	330
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	825
	BAT Capital Corp.	6.343%	8/2/30	305	319
	BAT Capital Corp.	7.079%	8/2/43	340	359
[5]	Cargill Inc.	6.875%	5/1/28	645	685
[5]	Cargill Inc.	4.760%	11/23/45	635	570
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	396
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	898	902
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	460	464
	Colgate-Palmolive Co.	7.600%	5/19/25	480	490
	Conagra Brands Inc.	5.300%	11/1/38	150	141
[5]	Danone SA	2.947%	11/2/26	735	697
	Diageo Capital plc	2.375%	10/24/29	2,108	1,862
	Diageo Finance plc	5.625%	10/5/33	520	540
	Kenvue Inc.	5.000%	3/22/30	1,025	1,029
	Kenvue Inc.	5.100%	3/22/43	460	444
	Kenvue Inc.	5.050%	3/22/53	500	471
	Keurig Dr Pepper Inc.	5.050%	3/15/29	1,155	1,153
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,723
	PepsiCo Inc.	2.375%	10/6/26	1,795	1,696
	Philip Morris International Inc.	3.375%	8/11/25	424	414
	Philip Morris International Inc.	5.125%	11/17/27	840	840
	Philip Morris International Inc.	5.625%	11/17/29	1,160	1,185
	Philip Morris International Inc.	5.125%	2/15/30	2,740	2,730
	Philip Morris International Inc.	5.125%	2/13/31	705	696
	Philip Morris International Inc.	5.750%	11/17/32	1,470	1,501
	Philip Morris International Inc.	5.375%	2/15/33	3,436	3,413
6

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.250%	2/13/34	2,070	2,031
	Philip Morris International Inc.	4.875%	11/15/43	145	128
					34,700
Energy (1.3%)
[5]	Aker BP ASA	3.750%	1/15/30	600	550
[5]	Aker BP ASA	6.000%	6/13/33	520	525
	BP Capital Markets America Inc.	1.749%	8/10/30	345	287
	BP Capital Markets America Inc.	2.721%	1/12/32	3,210	2,731
	BP Capital Markets America Inc.	4.812%	2/13/33	1,180	1,144
	BP Capital Markets America Inc.	4.893%	9/11/33	1,240	1,207
	BP Capital Markets America Inc.	5.227%	11/17/34	1,490	1,479
	BP Capital Markets America Inc.	2.772%	11/10/50	470	289
	BP Capital Markets America Inc.	2.939%	6/4/51	925	588
	BP Capital Markets America Inc.	3.001%	3/17/52	1,306	840
	BP Capital Markets America Inc.	3.379%	2/8/61	370	244
	Cheniere Energy Partners LP	5.950%	6/30/33	685	694
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	140	138
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	355	362
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,202	1,251
[5]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	247	260
[5]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	247	260
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	523
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	110
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,349
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	631	541
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	371
	Enbridge Inc.	6.700%	11/15/53	708	773
	Energy Transfer LP	5.250%	4/15/29	1,375	1,373
	Energy Transfer LP	6.550%	12/1/33	495	524
	Energy Transfer LP	5.350%	5/15/45	90	80
	Energy Transfer LP	5.300%	4/15/47	155	137
	Energy Transfer LP	5.400%	10/1/47	247	221
	Energy Transfer LP	5.950%	5/15/54	750	726
[5]	Eni SpA	5.950%	5/15/54	530	520
	Enterprise Products Operating LLC	5.100%	2/15/45	280	260
	Enterprise Products Operating LLC	4.250%	2/15/48	730	597
	Enterprise Products Operating LLC	3.700%	1/31/51	90	67
	Enterprise Products Operating LLC	3.300%	2/15/53	750	506
	Equinor ASA	2.875%	4/6/25	140	137
	Equinor ASA	3.125%	4/6/30	1,548	1,412
	Exxon Mobil Corp.	3.043%	3/1/26	225	218
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,012
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	926
	Exxon Mobil Corp.	4.114%	3/1/46	320	264
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,175	1,007
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,030	825
[2,5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	234	239
[2,5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	825	863
	MPLX LP	5.500%	6/1/34	715	704
	ONEOK Inc.	5.650%	11/1/28	325	330
[5]	QatarEnergy	2.250%	7/12/31	925	771
[5]	QatarEnergy	3.125%	7/12/41	675	499
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	585
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	770
[5]	Schlumberger Holdings Corp.	5.000%	11/15/29	430	427
	Shell International Finance BV	4.125%	5/11/35	1,130	1,036
	Shell International Finance BV	5.500%	3/25/40	345	347
	Shell International Finance BV	4.375%	5/11/45	2,500	2,135
	Shell International Finance BV	3.000%	11/26/51	2,255	1,476
	Suncor Energy Inc.	5.950%	12/1/34	500	511
	Targa Resources Corp.	6.150%	3/1/29	1,815	1,873
	TotalEnergies Capital SA	5.150%	4/5/34	605	606
	TotalEnergies Capital SA	5.488%	4/5/54	445	439
	TotalEnergies Capital SA	5.638%	4/5/64	665	659
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,245
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	391
					43,234
7

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (9.7%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,135	1,152
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	1,795	1,837
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	480	436
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	325	273
[5]	AIB Group plc	5.871%	3/28/35	400	397
	Allstate Corp.	5.250%	3/30/33	1,290	1,285
	Allstate Corp.	5.550%	5/9/35	197	200
	Allstate Corp.	3.850%	8/10/49	156	118
	American Express Co.	6.489%	10/30/31	315	336
	American Express Co.	5.043%	5/1/34	2,054	2,009
	American Express Co.	5.915%	4/25/35	1,388	1,413
	American International Group Inc.	6.250%	5/1/36	245	259
	American International Group Inc.	4.800%	7/10/45	260	232
	American International Group Inc.	4.750%	4/1/48	640	565
	American International Group Inc.	4.375%	6/30/50	375	310
	Ameriprise Financial Inc.	5.700%	12/15/28	494	506
	Ameriprise Financial Inc.	4.500%	5/13/32	335	322
	Ameriprise Financial Inc.	5.150%	5/15/33	730	731
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	516
[5]	Athene Global Funding	1.985%	8/19/28	10	9
[5]	Athene Global Funding	2.717%	1/7/29	980	870
[5]	Athene Global Funding	5.583%	1/9/29	860	863
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	563
[5]	Aviation Capital Group LLC	1.950%	9/20/26	415	382
	Banco Santander SA	1.849%	3/25/26	1,000	938
	Banco Santander SA	2.749%	12/3/30	200	166
	Banco Santander SA	2.958%	3/25/31	200	171
	Bank of America Corp.	4.271%	7/23/29	4,780	4,605
	Bank of America Corp.	3.974%	2/7/30	1,895	1,795
	Bank of America Corp.	3.194%	7/23/30	1,055	957
	Bank of America Corp.	2.496%	2/13/31	1,495	1,292
	Bank of America Corp.	2.572%	10/20/32	490	406
	Bank of America Corp.	4.571%	4/27/33	4,178	3,941
	Bank of America Corp.	5.872%	9/15/34	1,880	1,934
	Bank of America Corp.	3.846%	3/8/37	1,323	1,163
	Bank of America Corp.	5.875%	2/7/42	260	270
	Bank of America Corp.	3.311%	4/22/42	870	654
	Bank of America Corp.	5.000%	1/21/44	1,000	943
	Bank of America Corp.	4.330%	3/15/50	1,900	1,586
	Bank of America Corp.	2.972%	7/21/52	1,225	799
	Bank of America NA	5.526%	8/18/26	2,075	2,089
	Bank of New York Mellon Corp.	5.834%	10/25/33	404	419
	Bank of New York Mellon Corp.	4.706%	2/1/34	450	431
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,122	1,093
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,729
	Bank of Nova Scotia	5.350%	12/7/26	1,740	1,742
	Bank of Nova Scotia	1.950%	2/2/27	360	332
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	920
	Barclays plc	2.852%	5/7/26	220	214
	Barclays plc	2.279%	11/24/27	400	370
	Barclays plc	3.330%	11/24/42	465	333
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	692
	BlackRock Funding Inc.	5.250%	3/14/54	765	739
	BlackRock Inc.	2.100%	2/25/32	605	493
	BlackRock Inc.	4.750%	5/25/33	2,125	2,082
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	605	502
[5]	BNP Paribas SA	1.323%	1/13/27	585	546
[5]	BNP Paribas SA	3.500%	11/16/27	2,050	1,926
[5]	BNP Paribas SA	2.591%	1/20/28	630	585
[5]	BNP Paribas SA	5.335%	6/12/29	1,095	1,094
[5]	BNP Paribas SA	2.159%	9/15/29	1,743	1,520
[5]	BNP Paribas SA	5.894%	12/5/34	1,635	1,676
[5]	BPCE SA	5.150%	7/21/24	1,260	1,259
[5]	BPCE SA	3.500%	10/23/27	1,780	1,664
[5]	BPCE SA	5.281%	5/30/29	575	573
[5]	BPCE SA	2.700%	10/1/29	1,450	1,273
[5]	BPCE SA	6.714%	10/19/29	1,000	1,037
[5]	BPCE SA	5.936%	5/30/35	305	304
[5]	Brighthouse Financial Global Funding	1.750%	1/13/25	505	494
8

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	485
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	453
[5]	Brighthouse Financial Global Funding	5.650%	6/10/29	1,186	1,185
[5]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	1,005	930
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	1,105	1,103
	Capital One Financial Corp.	7.149%	10/29/27	455	470
	Capital One Financial Corp.	6.312%	6/8/29	370	379
	Capital One Financial Corp.	5.700%	2/1/30	378	380
	Capital One Financial Corp.	7.624%	10/30/31	716	788
	Capital One Financial Corp.	6.377%	6/8/34	1,316	1,351
	Capital One Financial Corp.	6.051%	2/1/35	1,521	1,530
	Charles Schwab Corp.	3.200%	3/2/27	545	519
	Charles Schwab Corp.	2.000%	3/20/28	1,100	987
	Charles Schwab Corp.	2.900%	3/3/32	875	748
	Charles Schwab Corp.	5.853%	5/19/34	559	570
	Charles Schwab Corp.	6.136%	8/24/34	690	719
	Chubb INA Holdings LLC	4.350%	11/3/45	800	691
	Citibank NA	5.570%	4/30/34	795	808
	Citigroup Inc.	1.462%	6/9/27	1,213	1,125
	Citigroup Inc.	3.070%	2/24/28	1,000	944
	Citigroup Inc.	3.520%	10/27/28	839	793
	Citigroup Inc.	3.878%	1/24/39	1,025	857
	Citigroup Inc.	2.904%	11/3/42	560	390
	Citizens Financial Group Inc.	5.841%	1/23/30	175	174
[5]	CNO Global Funding	1.650%	1/6/25	260	254
[5]	CNO Global Funding	5.875%	6/4/27	1,035	1,039
[5]	CNO Global Funding	2.650%	1/6/29	370	324
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	1,060	1,068
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	1,894
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,267
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	625	610
	Corebridge Financial Inc.	3.900%	4/5/32	1,810	1,621
[5]	Corebridge Financial Inc.	6.050%	9/15/33	190	195
	Corebridge Financial Inc.	5.750%	1/15/34	1,150	1,157
	Corebridge Financial Inc.	4.350%	4/5/42	105	87
	Corebridge Financial Inc.	4.400%	4/5/52	427	336
[5]	Corebridge Global Funding	5.750%	7/2/26	595	597
[5]	Corebridge Global Funding	5.900%	9/19/28	255	260
[5]	Corebridge Global Funding	5.200%	1/12/29	615	612
[5]	Corebridge Global Funding	5.200%	6/24/29	1,950	1,943
[5]	Credit Agricole SA	5.589%	7/5/26	1,200	1,205
[5]	Credit Agricole SA	6.316%	10/3/29	355	365
	Credit Suisse AG	7.500%	2/15/28	1,195	1,279
[5]	Danske Bank A/S	1.621%	9/11/26	855	813
[5]	Danske Bank A/S	6.259%	9/22/26	1,040	1,047
[5]	Danske Bank A/S	1.549%	9/10/27	1,605	1,473
[5]	Danske Bank A/S	5.705%	3/1/30	475	476
	Deutsche Bank AG	6.720%	1/18/29	305	315
	Deutsche Bank AG	6.819%	11/20/29	985	1,024
[5]	DNB Bank ASA	1.535%	5/25/27	960	890
[5]	DNB Bank ASA	1.605%	3/30/28	1,330	1,198
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	354
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	758
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	334
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	474
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	769
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	1,075	1,090
[5]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	2,055	2,050
	Fifth Third Bancorp	4.055%	4/25/28	325	311
	Fifth Third Bancorp	4.337%	4/25/33	215	196
[5]	Five Corners Funding Trust III	5.791%	2/15/33	810	824
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	1,480	1,490
[5]	GA Global Funding Trust	5.500%	1/8/29	320	320
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,920
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	715
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	2,043
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,070
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	775
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	2,908
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,532
9

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.800%	3/15/30	40	37
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,631
	Goldman Sachs Group Inc.	2.383%	7/21/32	2,433	1,999
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	520
	Goldman Sachs Group Inc.	3.102%	2/24/33	1,112	951
	Goldman Sachs Group Inc.	6.561%	10/24/34	1,800	1,936
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	902
[5]	Guardian Life Global Funding	1.250%	5/13/26	205	190
	HSBC Holdings plc	5.887%	8/14/27	1,270	1,279
	HSBC Holdings plc	4.041%	3/13/28	890	857
	HSBC Holdings plc	5.597%	5/17/28	1,360	1,365
	HSBC Holdings plc	7.390%	11/3/28	1,340	1,417
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,619
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,266
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,357
	HSBC Holdings plc	2.804%	5/24/32	1,555	1,302
	HSBC Holdings plc	2.871%	11/22/32	2,125	1,768
	HSBC Holdings plc	6.500%	5/2/36	900	940
	HSBC Holdings plc	6.100%	1/14/42	300	319
	Huntington National Bank	4.552%	5/17/28	320	311
	ING Groep NV	3.950%	3/29/27	2,495	2,411
	ING Groep NV	1.726%	4/1/27	500	468
	ING Groep NV	5.335%	3/19/30	545	543
	Intercontinental Exchange Inc.	4.000%	9/15/27	3,545	3,429
	Intercontinental Exchange Inc.	4.350%	6/15/29	255	247
	Intercontinental Exchange Inc.	1.850%	9/15/32	180	140
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,140	1,088
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	118
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,010	656
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,691	1,540
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	508
[5]	Jackson National Life Global Funding	1.750%	1/12/25	555	543
[5]	Jackson National Life Global Funding	5.550%	7/2/27	610	608
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,235
	JPMorgan Chase & Co.	2.069%	6/1/29	740	658
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,038
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,360
	JPMorgan Chase & Co.	4.912%	7/25/33	6,633	6,444
	JPMorgan Chase & Co.	5.350%	6/1/34	3,945	3,928
	JPMorgan Chase & Co.	3.109%	4/22/41	835	625
	JPMorgan Chase & Co.	5.400%	1/6/42	750	745
	JPMorgan Chase & Co.	3.157%	4/22/42	560	416
	JPMorgan Chase & Co.	3.964%	11/15/48	6,475	5,147
	JPMorgan Chase & Co.	3.109%	4/22/51	845	576
[5]	KBC Group NV	6.324%	9/21/34	840	871
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	273
[5]	Liberty Mutual Group Inc.	5.500%	6/15/52	1,709	1,589
[5]	Lseg US Fin Corp.	5.297%	3/28/34	255	254
[5]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,451
[5]	LSEGA Financing plc	2.000%	4/6/28	630	565
[5]	LSEGA Financing plc	2.500%	4/6/31	1,110	936
	M&T Bank Corp.	7.413%	10/30/29	1,510	1,589
[5]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,128
[5]	Macquarie Group Ltd.	2.871%	1/14/33	1,628	1,346
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	672
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,125	2,048
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	660
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	273
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	349
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	240	233
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	360
[5]	Met Tower Global Funding	5.250%	4/12/29	340	342
	MetLife Inc.	4.125%	8/13/42	145	120
	MetLife Inc.	4.875%	11/13/43	530	482
	MetLife Inc.	5.000%	7/15/52	387	353
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	615
[5]	Metropolitan Life Global Funding I	4.400%	6/30/27	300	295
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,091
[5]	Metropolitan Life Global Funding I	4.300%	8/25/29	440	423
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,159
10

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Metropolitan Life Global Funding I	5.150%	3/28/33	520	513
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	815	809
	Morgan Stanley	2.720%	7/22/25	1,750	1,747
	Morgan Stanley	2.630%	2/18/26	1,805	1,770
	Morgan Stanley	3.125%	7/27/26	1,345	1,286
	Morgan Stanley	6.250%	8/9/26	3,000	3,053
	Morgan Stanley	3.625%	1/20/27	1,250	1,205
	Morgan Stanley	3.772%	1/24/29	4,022	3,829
	Morgan Stanley	2.699%	1/22/31	1,105	969
	Morgan Stanley	2.239%	7/21/32	1,805	1,477
	Morgan Stanley	2.511%	10/20/32	615	509
	Morgan Stanley	2.943%	1/21/33	920	782
	Morgan Stanley	4.889%	7/20/33	2,891	2,787
	Morgan Stanley	5.466%	1/18/35	805	803
	Morgan Stanley	2.484%	9/16/36	1,475	1,167
	Morgan Stanley	5.297%	4/20/37	270	259
	Morgan Stanley	5.948%	1/19/38	825	820
	Morgan Stanley	4.300%	1/27/45	850	723
	Nasdaq Inc.	5.550%	2/15/34	530	531
	Nasdaq Inc.	3.950%	3/7/52	540	401
	Nasdaq Inc.	5.950%	8/15/53	185	187
	Nasdaq Inc.	6.100%	6/28/63	1,433	1,454
	National Australia Bank Ltd.	3.905%	6/9/27	885	859
[5]	National Australia Bank Ltd.	5.134%	11/28/28	1,538	1,555
[5]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,768
[5]	National Australia Bank Ltd.	2.990%	5/21/31	2,227	1,871
[5]	National Australia Bank Ltd.	3.347%	1/12/37	1,252	1,057
[5]	National Securities Clearing Corp.	5.100%	11/21/27	1,565	1,567
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,070
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,172
	NatWest Group plc	1.642%	6/14/27	870	806
[5]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,815
[5]	New York Life Global Funding	5.000%	1/9/34	1,195	1,173
[5]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,176
[5]	New York Life Insurance Co.	3.750%	5/15/50	345	257
[5]	New York Life Insurance Co.	4.450%	5/15/69	435	352
[5]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,745
[5]	Northwestern Mutual Global Funding	5.160%	5/28/31	845	846
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	696	527
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	184
[5]	Nuveen LLC	5.550%	1/15/30	130	131
[5]	Nuveen LLC	5.850%	4/15/34	290	291
[5]	Pacific Life Global Funding II	1.375%	4/14/26	795	743
[5]	Pacific LifeCorp.	5.400%	9/15/52	500	477
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,417
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	909
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,370	1,389
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	1,290	1,302
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,125	1,153
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	375	375
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/30	218	227
	PNC Bank NA	2.950%	2/23/25	1,105	1,086
	PNC Bank NA	3.100%	10/25/27	1,165	1,090
	PNC Bank NA	3.250%	1/22/28	1,675	1,566
[5]	Pricoa Global Funding I	5.100%	5/30/28	1,058	1,059
[5]	Principal Life Global Funding II	2.500%	9/16/29	1,000	877
	Progressive Corp.	4.950%	6/15/33	1,694	1,677
	Progressive Corp.	4.125%	4/15/47	295	242
[5]	Protective Life Global Funding	4.714%	7/6/27	750	741
	Prudential Financial Inc.	3.905%	12/7/47	233	179
	Prudential Financial Inc.	4.350%	2/25/50	1,856	1,512
[5]	RGA Global Funding	2.700%	1/18/29	425	382
[5]	RGA Global Funding	5.448%	5/24/29	585	586
[5]	RGA Global Funding	5.500%	1/11/31	495	494
	Royal Bank of Canada	5.000%	2/1/33	1,364	1,344
	S&P Global Inc.	2.900%	3/1/32	1,817	1,570
	S&P Global Inc.	3.700%	3/1/52	45	34
[5]	Standard Chartered plc	6.301%	1/9/29	990	1,010
	State Street Corp.	4.821%	1/26/34	450	434
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,728
11

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Swedbank AB	6.136%	9/12/26	1,010	1,022
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	915	812
[5]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	916
	Toronto-Dominion Bank	4.456%	6/8/32	332	313
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,360
	Truist Financial Corp.	4.873%	1/26/29	1,080	1,059
	UBS AG	1.250%	6/1/26	985	911
	UBS AG	5.650%	9/11/28	1,385	1,410
	UBS Group AG	3.750%	3/26/25	2,147	2,116
[5]	UBS Group AG	1.305%	2/2/27	545	508
[5]	UBS Group AG	1.494%	8/10/27	1,160	1,064
[5]	UBS Group AG	5.617%	9/13/30	1,946	1,956
[5]	UBS Group AG	2.095%	2/11/32	720	579
[5]	UBS Group AG	3.091%	5/14/32	1,195	1,020
[5]	UBS Group AG	2.746%	2/11/33	330	270
[5]	UBS Group AG	6.537%	8/12/33	485	509
[5]	UBS Group AG	9.016%	11/15/33	750	904
[5]	UBS Group AG	6.301%	9/22/34	1,420	1,474
[5]	UBS Group AG	3.179%	2/11/43	855	609
[5]	UniCredit SpA	1.982%	6/3/27	1,015	946
[5]	UniCredit SpA	3.127%	6/3/32	1,000	848
	US Bancorp	2.677%	1/27/33	475	393
	Wachovia Corp.	7.500%	4/15/35	1,000	1,141
	Wells Fargo & Co.	3.000%	2/19/25	890	875
	Wells Fargo & Co.	3.550%	9/29/25	860	840
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,002
	Wells Fargo & Co.	3.000%	10/23/26	170	162
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,633
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,173
	Wells Fargo & Co.	6.303%	10/23/29	1,055	1,094
	Wells Fargo & Co.	2.879%	10/30/30	435	386
	Wells Fargo & Co.	2.572%	2/11/31	2,347	2,031
	Wells Fargo & Co.	3.350%	3/2/33	235	204
	Wells Fargo & Co.	4.897%	7/25/33	5,676	5,464
	Wells Fargo & Co.	5.389%	4/24/34	825	816
	Wells Fargo & Co.	5.499%	1/23/35	1,457	1,453
	Wells Fargo & Co.	5.606%	1/15/44	2,316	2,224
	Wells Fargo & Co.	4.900%	11/17/45	515	448
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,753
	Wells Fargo & Co.	4.611%	4/25/53	1,245	1,065
	Wells Fargo Bank NA	5.254%	12/11/26	2,917	2,919
					329,498
Health Care (2.2%)
	AbbVie Inc.	3.800%	3/15/25	575	567
	AbbVie Inc.	4.950%	3/15/31	1,015	1,012
	AbbVie Inc.	5.350%	3/15/44	554	548
	AbbVie Inc.	4.700%	5/14/45	589	532
	AbbVie Inc.	5.400%	3/15/54	1,302	1,288
	AdventHealth Obligated Group	2.795%	11/15/51	900	582
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	310
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	365
[5]	Alcon Finance Corp.	2.750%	9/23/26	200	189
[5]	Alcon Finance Corp.	2.600%	5/27/30	200	174
[5]	Alcon Finance Corp.	5.375%	12/6/32	255	255
[5]	Alcon Finance Corp.	3.800%	9/23/49	305	230
[5]	Alcon Finance Corp.	5.750%	12/6/52	775	784
	Amgen Inc.	5.250%	3/2/33	1,000	997
	Amgen Inc.	4.400%	5/1/45	147	124
	Amgen Inc.	4.200%	2/22/52	547	432
	Amgen Inc.	5.750%	3/2/63	420	412
	Ascension Health	2.532%	11/15/29	1,405	1,246
[2]	Ascension Health	4.847%	11/15/53	50	48
	AstraZeneca plc	4.000%	1/17/29	2,270	2,187
	AstraZeneca plc	6.450%	9/15/37	615	684
	Banner Health	2.907%	1/1/42	910	657
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,076
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	255	163
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	570	553
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	544
12

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	273
	Bristol-Myers Squibb Co.	5.200%	2/22/34	1,540	1,537
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,785	1,387
	Bristol-Myers Squibb Co.	5.500%	2/22/44	115	114
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	145
	Bristol-Myers Squibb Co.	5.650%	2/22/64	2,000	1,954
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,110
	Children's Hospital Corp.	2.585%	2/1/50	160	100
	Cigna Group	3.250%	4/15/25	880	864
	Cigna Group	4.375%	10/15/28	515	500
	CommonSpirit Health	2.760%	10/1/24	700	694
	CommonSpirit Health	3.347%	10/1/29	1,015	930
	CommonSpirit Health	2.782%	10/1/30	684	593
	CommonSpirit Health	5.205%	12/1/31	1,235	1,218
[2]	CommonSpirit Health	4.350%	11/1/42	601	507
	CommonSpirit Health	3.910%	10/1/50	70	53
	Cottage Health Obligated Group	3.304%	11/1/49	295	211
[5]	CSL Finance plc	4.750%	4/27/52	1,164	1,026
	CVS Health Corp.	1.750%	8/21/30	145	118
	CVS Health Corp.	4.875%	7/20/35	315	294
	Dignity Health	3.812%	11/1/24	560	556
	Elevance Health Inc.	2.550%	3/15/31	1,100	937
	Elevance Health Inc.	5.500%	10/15/32	320	325
	Elevance Health Inc.	4.650%	8/15/44	92	80
	Elevance Health Inc.	6.100%	10/15/52	75	79
	Eli Lilly & Co.	4.875%	2/27/53	270	253
	Eli Lilly & Co.	4.950%	2/27/63	235	218
	Gilead Sciences Inc.	2.600%	10/1/40	780	536
	Gilead Sciences Inc.	4.500%	2/1/45	290	250
	Gilead Sciences Inc.	4.150%	3/1/47	1,071	870
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,153	1,193
	HCA Inc.	5.450%	4/1/31	310	310
	HCA Inc.	6.000%	4/1/54	1,040	1,026
	Humana Inc.	5.750%	12/1/28	65	66
	Humana Inc.	5.375%	4/15/31	445	443
	Humana Inc.	5.950%	3/15/34	1,843	1,884
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	240
	Inova Health System Foundation	4.068%	5/15/52	475	394
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	364
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	816
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	738
	Mass General Brigham Inc.	3.192%	7/1/49	535	374
	Mass General Brigham Inc.	3.342%	7/1/60	955	641
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	399
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	256
	Merck & Co. Inc.	3.400%	3/7/29	1,320	1,246
	Merck & Co. Inc.	4.150%	5/18/43	760	647
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,548
	Novartis Capital Corp.	4.400%	5/6/44	640	570
	OhioHealth Corp.	2.297%	11/15/31	760	634
	OhioHealth Corp.	2.834%	11/15/41	485	351
	Pfizer Inc.	3.000%	12/15/26	725	692
	Pfizer Inc.	3.450%	3/15/29	2,165	2,049
	Pfizer Inc.	4.100%	9/15/38	1,505	1,327
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	885	862
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	1,000	951
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	845	816
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	206
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	178
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	217
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	864
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	449	447
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	252
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	591
[5]	Roche Holdings Inc.	2.607%	12/13/51	305	186
	Royalty Pharma plc	5.400%	9/2/34	2,679	2,608
	Royalty Pharma plc	5.900%	9/2/54	685	659
	SSM Health Care Corp.	3.823%	6/1/27	940	908
	Sutter Health	2.294%	8/15/30	295	253
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	1,653	1,640
13

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toledo Hospital	5.750%	11/15/38	545	545
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,144
	UnitedHealth Group Inc.	2.000%	5/15/30	275	234
	UnitedHealth Group Inc.	2.300%	5/15/31	435	365
	UnitedHealth Group Inc.	4.200%	5/15/32	335	315
	UnitedHealth Group Inc.	3.500%	8/15/39	215	174
	UnitedHealth Group Inc.	2.750%	5/15/40	310	223
	UnitedHealth Group Inc.	3.050%	5/15/41	1,213	896
	UnitedHealth Group Inc.	4.375%	3/15/42	1,318	1,158
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,379
	UnitedHealth Group Inc.	4.750%	7/15/45	592	537
	UnitedHealth Group Inc.	4.200%	1/15/47	215	177
	UnitedHealth Group Inc.	3.750%	10/15/47	145	111
	UnitedHealth Group Inc.	4.250%	6/15/48	880	728
	UnitedHealth Group Inc.	4.450%	12/15/48	140	120
	UnitedHealth Group Inc.	3.700%	8/15/49	675	507
	UnitedHealth Group Inc.	2.900%	5/15/50	1,539	998
	UnitedHealth Group Inc.	3.250%	5/15/51	295	203
	UnitedHealth Group Inc.	4.750%	5/15/52	245	217
	UnitedHealth Group Inc.	5.875%	2/15/53	1,655	1,719
	UnitedHealth Group Inc.	3.875%	8/15/59	615	456
					75,743
Industrials (0.7%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	495	399
[5]	Ashtead Capital Inc.	5.500%	8/11/32	286	279
[5]	Ashtead Capital Inc.	5.550%	5/30/33	200	195
[5]	Ashtead Capital Inc.	5.950%	10/15/33	255	255
[5]	Ashtead Capital Inc.	5.800%	4/15/34	1,150	1,142
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,058
[5]	BAE Systems plc	3.400%	4/15/30	215	195
[5]	BAE Systems plc	5.250%	3/26/31	200	199
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	220
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	344
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	48
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	268
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	446
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	17	14
	Canadian National Railway Co.	2.450%	5/1/50	205	123
	Canadian Pacific Railway Co.	4.950%	8/15/45	480	438
	Carrier Global Corp.	5.900%	3/15/34	115	120
	Carrier Global Corp.	6.200%	3/15/54	396	425
	CSX Corp.	3.350%	9/15/49	235	165
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	450	448
[5]	Daimler Truck Finance North America LLC	5.000%	1/15/27	210	208
[5]	Daimler Truck Finance North America LLC	3.650%	4/7/27	445	426
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	150
[5]	Daimler Truck Finance North America LLC	5.375%	1/18/34	355	352
	Eaton Corp.	4.700%	8/23/52	130	118
[5]	Element Fleet Management Corp.	5.643%	3/13/27	450	451
	Honeywell International Inc.	4.250%	1/15/29	839	821
	Honeywell International Inc.	4.875%	9/1/29	161	161
	Honeywell International Inc.	5.000%	2/15/33	1,893	1,893
	Honeywell International Inc.	4.500%	1/15/34	1,564	1,501
	Honeywell International Inc.	5.375%	3/1/41	132	131
	John Deere Capital Corp.	4.500%	1/16/29	830	816
	John Deere Capital Corp.	5.150%	9/8/33	1,134	1,137
	Lockheed Martin Corp.	4.500%	5/15/36	211	198
	Lockheed Martin Corp.	4.700%	5/15/46	376	338
	Lockheed Martin Corp.	5.700%	11/15/54	1,379	1,418
	Republic Services Inc.	4.875%	4/1/29	110	109
	Republic Services Inc.	5.200%	11/15/34	2,001	1,986
	RTX Corp.	4.450%	11/16/38	275	243
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	563
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	850	715
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	550	482
	Trane Technologies Financing Ltd.	5.250%	3/3/33	515	518
	Trane Technologies Financing Ltd.	5.100%	6/13/34	195	194
[5]	UL Solutions Inc.	6.500%	10/20/28	380	395
	Union Pacific Corp.	2.800%	2/14/32	8	7
14

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.375%	2/14/42	515	396
	Union Pacific Corp.	3.250%	2/5/50	72	50
	Union Pacific Corp.	3.799%	10/1/51	696	532
	Union Pacific Corp.	3.500%	2/14/53	905	649
	Union Pacific Corp.	3.750%	2/5/70	335	234
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	105	103
					24,076
Materials (0.1%)
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	406
[5]	Glencore Finance Canada Ltd.	6.000%	11/15/41	80	78
[5]	Glencore Funding LLC	5.371%	4/4/29	790	786
[5]	Glencore Funding LLC	6.375%	10/6/30	1,541	1,607
[5]	Glencore Funding LLC	2.625%	9/23/31	230	189
[5]	Glencore Funding LLC	6.500%	10/6/33	360	376
[5]	Glencore Funding LLC	3.875%	4/27/51	70	50
[5]	Glencore Funding LLC	3.375%	9/23/51	96	63
[5]	Glencore Funding LLC	5.893%	4/4/54	350	337
					3,892
Real Estate (0.7%)
	American Tower Corp.	4.400%	2/15/26	450	442
	American Tower Corp.	3.800%	8/15/29	1,518	1,411
	American Tower Corp.	5.900%	11/15/33	247	253
[5]	American Tower Trust #1	5.490%	3/15/53	2,070	2,078
	Crown Castle Inc.	4.000%	11/15/49	218	166
	CubeSmart LP	2.250%	12/15/28	360	317
	CubeSmart LP	2.500%	2/15/32	233	191
	Extra Space Storage LP	5.500%	7/1/30	360	363
	Extra Space Storage LP	5.900%	1/15/31	896	915
	Healthpeak OP LLC	2.125%	12/1/28	880	776
	Healthpeak OP LLC	3.000%	1/15/30	930	825
	NNN REIT Inc.	5.500%	6/15/34	960	951
	Prologis LP	5.250%	6/15/53	475	449
	Public Storage Operating Co.	5.125%	1/15/29	180	182
	Public Storage Operating Co.	5.100%	8/1/33	190	188
	Public Storage Operating Co.	5.350%	8/1/53	475	458
	Realty Income Corp.	2.200%	6/15/28	735	657
	Realty Income Corp.	4.700%	12/15/28	840	824
	Realty Income Corp.	3.250%	1/15/31	380	336
	Realty Income Corp.	2.850%	12/15/32	1,295	1,068
	Realty Income Corp.	4.900%	7/15/33	816	780
	Realty Income Corp.	5.125%	2/15/34	910	883
[5]	SBA Tower Trust	1.840%	4/15/27	1,570	1,412
[5]	SBA Tower Trust	2.836%	1/15/50	725	712
[5]	SBA Tower Trust	1.884%	7/15/50	265	249
[5]	SBA Tower Trust	1.631%	5/15/51	1,060	963
[5]	SBA Tower Trust	2.593%	10/15/56	1,500	1,225
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	664
	Simon Property Group LP	2.450%	9/13/29	1,160	1,019
	VICI Properties LP	6.125%	4/1/54	1,646	1,575
					22,332
Technology (1.7%)
	Apple Inc.	3.250%	2/23/26	1,020	992
	Apple Inc.	2.450%	8/4/26	320	304
	Apple Inc.	3.350%	2/9/27	1,545	1,490
	Apple Inc.	3.200%	5/11/27	1,065	1,021
	Apple Inc.	2.900%	9/12/27	2,250	2,126
	Apple Inc.	3.850%	5/4/43	1,430	1,197
	Apple Inc.	4.450%	5/6/44	120	111
	Apple Inc.	3.850%	8/4/46	985	804
	Apple Inc.	2.650%	5/11/50	825	527
	Apple Inc.	2.650%	2/8/51	792	500
	Apple Inc.	3.950%	8/8/52	550	446
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	295
	Broadcom Inc.	4.110%	9/15/28	1,452	1,401
	Broadcom Inc.	4.150%	11/15/30	130	123
[5]	Broadcom Inc.	2.600%	2/15/33	710	575
[5]	Broadcom Inc.	3.187%	11/15/36	403	319
	Cisco Systems Inc.	2.500%	9/20/26	431	410
	Cisco Systems Inc.	4.950%	2/26/31	1,695	1,694
15

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	5.050%	2/26/34	1,515	1,513
	Cisco Systems Inc.	5.300%	2/26/54	705	691
[5]	Constellation Software Inc.	5.158%	2/16/29	593	593
[5]	Constellation Software Inc.	5.461%	2/16/34	379	379
[5]	Foundry JV Holdco LLC	5.900%	1/25/30	295	299
[5]	Foundry JV Holdco LLC	6.150%	1/25/32	325	332
[5]	Foundry JV Holdco LLC	5.875%	1/25/34	481	477
[5]	Foundry JV Holdco LLC	6.250%	1/25/35	3,452	3,528
[5]	Foundry JV Holdco LLC	6.400%	1/25/38	750	773
	Intel Corp.	2.000%	8/12/31	105	85
	Intel Corp.	4.000%	12/15/32	250	230
	Intel Corp.	5.625%	2/10/43	1,906	1,888
	Intel Corp.	4.100%	5/19/46	1,172	936
	Intel Corp.	3.250%	11/15/49	600	402
	Intel Corp.	3.050%	8/12/51	842	534
	Intel Corp.	4.900%	8/5/52	2,180	1,921
	Intel Corp.	5.700%	2/10/53	1,911	1,880
	Intel Corp.	5.600%	2/21/54	636	617
	Intel Corp.	3.200%	8/12/61	425	262
	Intel Corp.	5.900%	2/10/63	260	260
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,348
	International Business Machines Corp.	3.500%	5/15/29	2,839	2,654
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,063
	Intuit Inc.	5.200%	9/15/33	1,455	1,462
	Intuit Inc.	5.500%	9/15/53	1,826	1,833
	KLA Corp.	4.950%	7/15/52	1,434	1,335
	Microsoft Corp.	3.125%	11/3/25	435	424
	Microsoft Corp.	3.450%	8/8/36	822	717
	Microsoft Corp.	2.525%	6/1/50	3,336	2,106
	Microsoft Corp.	2.500%	9/15/50	492	310
	Microsoft Corp.	2.921%	3/17/52	3,151	2,140
	Oracle Corp.	1.650%	3/25/26	895	839
	Oracle Corp.	3.250%	11/15/27	1,360	1,283
	Oracle Corp.	3.850%	7/15/36	1,584	1,336
	Oracle Corp.	4.500%	7/8/44	1,123	934
	Oracle Corp.	4.125%	5/15/45	757	592
	Oracle Corp.	3.600%	4/1/50	105	73
	Oracle Corp.	5.550%	2/6/53	573	542
	QUALCOMM Inc.	2.150%	5/20/30	1,075	930
	QUALCOMM Inc.	4.500%	5/20/52	463	400
					57,256
Utilities (3.1%)
	AEP Texas Inc.	4.150%	5/1/49	145	108
	AEP Texas Inc.	3.450%	1/15/50	380	251
	AEP Transmission Co. LLC	4.500%	6/15/52	265	220
	Alabama Power Co.	6.000%	3/1/39	654	680
	Alabama Power Co.	5.200%	6/1/41	120	111
	Alabama Power Co.	4.100%	1/15/42	215	174
	Alabama Power Co.	3.750%	3/1/45	630	483
	Alabama Power Co.	4.300%	7/15/48	775	634
	Ameren Illinois Co.	3.800%	5/15/28	590	566
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,009
	Ameren Illinois Co.	3.700%	12/1/47	140	104
	American Water Capital Corp.	2.950%	9/1/27	540	505
	American Water Capital Corp.	3.750%	9/1/47	45	34
	American Water Capital Corp.	4.200%	9/1/48	845	685
	American Water Capital Corp.	4.150%	6/1/49	25	20
	American Water Capital Corp.	3.450%	5/1/50	95	67
	Arizona Public Service Co.	6.350%	12/15/32	180	189
	Arizona Public Service Co.	5.550%	8/1/33	247	245
	Arizona Public Service Co.	3.350%	5/15/50	410	273
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	149
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,189
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	26
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,402
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	90
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	548	455
[5]	Boston Gas Co.	3.150%	8/1/27	140	130
[5]	Boston Gas Co.	3.757%	3/16/32	120	105
16

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	91
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	708	534
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	465	461
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	159
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,109	1,113
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,313
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	868	868
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	145	144
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	178
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	353
	Cleco Securitization I LLC	4.646%	9/1/44	765	715
	Commonwealth Edison Co.	2.950%	8/15/27	645	605
	Commonwealth Edison Co.	4.350%	11/15/45	375	314
	Commonwealth Edison Co.	3.650%	6/15/46	175	130
	Commonwealth Edison Co.	4.000%	3/1/48	368	286
	Commonwealth Edison Co.	3.850%	3/15/52	115	85
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	826
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	58
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	39
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	375
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	156	165
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,640	2,235
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	715	583
	Consumers Energy Co.	4.200%	9/1/52	555	449
	Dominion Energy Inc.	3.375%	4/1/30	553	499
	Dominion Energy Inc.	5.375%	11/15/32	1,950	1,934
	Dominion Energy Inc.	5.250%	8/1/33	1,000	976
	Dominion Energy Inc.	4.600%	3/15/49	760	631
	Dominion Energy Inc.	4.850%	8/15/52	2,852	2,454
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	150
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	44
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	93
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	175
	Duke Energy Carolinas LLC	4.950%	1/15/33	148	146
	Duke Energy Carolinas LLC	6.100%	6/1/37	493	507
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	345
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,075	1,021
	Duke Energy Corp.	2.650%	9/1/26	315	298
	Duke Energy Corp.	3.400%	6/15/29	350	324
	Duke Energy Corp.	3.300%	6/15/41	1,020	740
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,031
	Duke Energy Corp.	3.750%	9/1/46	265	193
	Duke Energy Corp.	4.200%	6/15/49	525	404
	Duke Energy Corp.	3.500%	6/15/51	990	668
	Duke Energy Corp.	5.000%	8/15/52	1,298	1,128
	Duke Energy Corp.	5.800%	6/15/54	1,625	1,580
	Duke Energy Florida LLC	6.350%	9/15/37	200	212
	Duke Energy Florida LLC	5.950%	11/15/52	155	158
	Duke Energy Progress LLC	6.300%	4/1/38	365	388
	Duke Energy Progress LLC	4.100%	3/15/43	118	95
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,649
	Duke Energy Progress LLC	2.500%	8/15/50	70	40
	Duke Energy Progress LLC	2.900%	8/15/51	70	43
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	815
[5]	East Ohio Gas Co.	2.000%	6/15/30	325	269
[5]	East Ohio Gas Co.	3.000%	6/15/50	475	292
	Edison International	5.250%	11/15/28	708	702
	Emera US Finance LP	3.550%	6/15/26	716	686
	Emera US Finance LP	4.750%	6/15/46	2,168	1,783
	Entergy Louisiana LLC	3.120%	9/1/27	410	387
	Evergy Kansas Central Inc.	3.250%	9/1/49	510	339
	Evergy Metro Inc.	2.250%	6/1/30	205	174
	Evergy Metro Inc.	4.200%	3/15/48	137	109
	Eversource Energy	2.900%	10/1/24	690	685
	Eversource Energy	3.300%	1/15/28	400	373
	Eversource Energy	5.450%	3/1/28	765	767
	Eversource Energy	3.375%	3/1/32	70	60
	Eversource Energy	5.125%	5/15/33	360	345
	Exelon Corp.	3.350%	3/15/32	540	473
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	30	30
17

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	60	60
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,030
	Florida Power & Light Co.	4.950%	6/1/35	1,000	972
	Florida Power & Light Co.	5.690%	3/1/40	675	684
	Florida Power & Light Co.	3.700%	12/1/47	368	278
	Florida Power & Light Co.	5.300%	4/1/53	535	515
	Fortis Inc.	3.055%	10/4/26	1,195	1,134
	Georgia Power Co.	4.700%	5/15/32	655	633
	Georgia Power Co.	4.950%	5/17/33	635	619
	Georgia Power Co.	5.250%	3/15/34	455	454
	Georgia Power Co.	5.400%	6/1/40	205	196
	Georgia Power Co.	4.750%	9/1/40	988	890
	Georgia Power Co.	4.300%	3/15/42	1,076	914
	Georgia Power Co.	3.700%	1/30/50	170	125
	Georgia Power Co.	5.125%	5/15/52	710	661
	Indiana Michigan Power Co.	4.250%	8/15/48	415	331
[5]	ITC Holdings Corp.	4.950%	9/22/27	60	59
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	670	632
[5]	Massachusetts Electric Co.	5.900%	11/15/39	585	577
[5]	Metropolitan Edison Co.	4.300%	1/15/29	249	239
	MidAmerican Energy Co.	4.400%	10/15/44	15	13
	MidAmerican Energy Co.	4.250%	5/1/46	45	37
	MidAmerican Energy Co.	4.250%	7/15/49	165	136
	MidAmerican Energy Co.	3.150%	4/15/50	1,166	781
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	211
	Mississippi Power Co.	4.250%	3/15/42	211	173
[5]	Monongahela Power Co.	5.400%	12/15/43	135	126
	Nevada Power Co.	3.125%	8/1/50	305	195
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	390	391
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	415	416
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	840
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	955
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	338
	NiSource Inc.	5.250%	2/15/43	390	358
	NiSource Inc.	4.800%	2/15/44	255	221
	NiSource Inc.	5.000%	6/15/52	2,036	1,800
	Northern States Power Co.	2.250%	4/1/31	145	122
	Northern States Power Co.	6.250%	6/1/36	2,000	2,137
[2,5]	Oglethorpe Power Corp.	6.191%	1/1/31	932	946
	Oglethorpe Power Corp.	5.950%	11/1/39	170	169
	Oglethorpe Power Corp.	4.550%	6/1/44	50	40
	Oglethorpe Power Corp.	4.250%	4/1/46	537	412
	Oglethorpe Power Corp.	4.500%	4/1/47	115	93
	Oglethorpe Power Corp.	5.050%	10/1/48	65	57
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	575	563
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	140
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	414	397
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	2,025	2,077
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	67
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	212
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	570
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	294	266
	Pacific Gas and Electric Co.	6.150%	1/15/33	603	613
	Pacific Gas and Electric Co.	6.400%	6/15/33	495	512
	Pacific Gas and Electric Co.	6.950%	3/15/34	1,535	1,653
	Pacific Gas and Electric Co.	4.500%	7/1/40	1,429	1,178
	Pacific Gas and Electric Co.	4.450%	4/15/42	636	505
	Pacific Gas and Electric Co.	3.950%	12/1/47	441	315
	Pacific Gas and Electric Co.	6.750%	1/15/53	401	417
	Pacific Gas and Electric Co.	6.700%	4/1/53	882	917
	PECO Energy Co.	4.600%	5/15/52	280	239
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	85
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	350
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	365	319
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	720	698
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	685	655
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	260	227
	Potomac Electric Power Co.	6.500%	11/15/37	750	822
	PPL Electric Utilities Corp.	5.250%	5/15/53	180	172
	Public Service Enterprise Group Inc.	5.200%	4/1/29	530	529
18

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Enterprise Group Inc.	5.450%	4/1/34	340	337
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	606
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	119
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	119
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	440
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	14
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	570
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,220	1,153
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	224	192
	SCE Recovery Funding LLC	1.942%	5/15/40	110	81
	SCE Recovery Funding LLC	2.510%	11/15/43	100	68
	Sempra	3.250%	6/15/27	4,095	3,866
	Sempra	6.000%	10/15/39	600	607
	Sierra Pacific Power Co.	2.600%	5/1/26	221	211
	Southern California Edison Co.	3.700%	8/1/25	90	88
	Southern California Edison Co.	5.150%	6/1/29	1,000	1,000
	Southern California Edison Co.	5.450%	6/1/31	605	609
	Southern California Edison Co.	5.950%	11/1/32	620	641
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,035
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,246
	Southern California Edison Co.	6.050%	3/15/39	55	56
	Southern California Edison Co.	4.650%	10/1/43	100	86
	Southern California Edison Co.	4.000%	4/1/47	195	149
	Southern California Edison Co.	4.125%	3/1/48	645	501
	Southern California Edison Co.	4.875%	3/1/49	87	75
	Southern California Edison Co.	3.650%	2/1/50	155	110
	Southern California Edison Co.	5.700%	3/1/53	210	204
	Southern California Edison Co.	5.875%	12/1/53	230	230
	Southern California Edison Co.	5.750%	4/15/54	255	249
	Southern California Gas Co.	2.600%	6/15/26	820	779
	Southern California Gas Co.	6.350%	11/15/52	250	269
	Southern Co.	4.400%	7/1/46	755	631
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	165	169
	Southwest Gas Corp.	2.200%	6/15/30	230	195
	Southwestern Electric Power Co.	6.200%	3/15/40	400	414
	Southwestern Public Service Co.	3.700%	8/15/47	102	72
	Tampa Electric Co.	4.900%	3/1/29	245	243
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,096
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	510
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	485
	Tucson Electric Power Co.	5.500%	4/15/53	210	202
	Union Electric Co.	4.000%	4/1/48	423	329
	Union Electric Co.	3.900%	4/1/52	245	187
	Union Electric Co.	5.450%	3/15/53	250	241
	Virginia Electric and Power Co.	3.500%	3/15/27	435	418
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	720
					107,288
Total Corporate Bonds (Cost $828,196)					763,824
Sovereign Bonds (0.4%)
[5]	Emirate of Abu Dhabi	4.951%	7/7/52	390	363
[5]	Government of Bermuda	2.375%	8/20/30	400	336
[5]	Government of Bermuda	3.375%	8/20/50	200	136
[5]	Kingdom of Saudi Arabia	5.000%	1/16/34	1,047	1,027
[5]	Kingdom of Saudi Arabia	5.000%	1/18/53	1,230	1,078
[5]	Kingdom of Saudi Arabia	5.750%	1/16/54	1,590	1,537
[5]	OMERS Finance Trust	4.000%	4/20/28	560	545
	Republic of Chile	2.550%	7/27/33	1,085	879
	Republic of Chile	3.500%	1/31/34	545	473
	Republic of Chile	3.500%	4/15/53	575	407
	State of Israel	5.375%	3/12/29	1,110	1,088
	State of Israel	5.500%	3/12/34	580	551
	State of Israel	5.750%	3/12/54	1,875	1,680
[5]	State of Qatar	4.400%	4/16/50	430	375
	United Mexican States	6.338%	5/4/53	737	693
	United Mexican States	6.400%	5/7/54	1,060	1,009
Total Sovereign Bonds (Cost $13,187)					12,177
19

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (1.4%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	160	125
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	285	320
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	65
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	969
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	246
	California GO	7.500%	4/1/34	155	179
	California GO	7.550%	4/1/39	375	446
	California GO	7.350%	11/1/39	1,550	1,781
	California GO	5.875%	10/1/41	885	918
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	120	109
	California State University College & University Revenue	2.719%	11/1/52	350	232
	California State University College & University Revenue	2.939%	11/1/52	445	304
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,679	1,855
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	776	858
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	577
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	376	369
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	174
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	368
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	62
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	305	271
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	345	277
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,980	2,155
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	58
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	101
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	235	215
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	138
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	930	679
	Houston TX GO	6.290%	3/1/32	290	309
	Illinois GO	5.100%	6/1/33	5,774	5,666
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	785
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	345	339
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	130
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	269
[7]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,051
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	765
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,024
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	475	386
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	489
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	467
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	385
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	40	40
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	861
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	70	63
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	257
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	481
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	450	342
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	529
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	672
[7]	Oregon School Boards Association GO	5.528%	6/30/28	1,716	1,725
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	729
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,076
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	65
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	1,035	1,011
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	325
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,020
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	593
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	222
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	265
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	280
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	1,000	797
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	839
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	407	407
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	615	616
	University of California College & University Revenue	1.316%	5/15/27	385	350
	University of California College & University Revenue	1.614%	5/15/30	645	542
	University of California College & University Revenue	3.931%	5/15/45	570	516
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	442
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	88
20

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	764
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	302
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,195
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	521
	University of Michigan College & University Revenue	2.562%	4/1/50	997	644
	University of Michigan College & University Revenue	3.504%	4/1/52	210	163
	University of Minnesota College & University Revenue	4.048%	4/1/52	840	718
Total Taxable Municipal Bonds (Cost $52,573)					47,376
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	5.380%		116	11
				Face Amount ($000)
Repurchase Agreement (1.0%)
	NatWest Markets plc (Dated 6/28/24, Repurchase Value $34,915,000, collateralized by U.S. Treasury Note/Bond 2.250%–3.875%, 11/15/27–8/15/33, with a value of $35,598,000)	5.320%	7/1/24	34,900	34,900
Total Temporary Cash Investments (Cost $34,912)					34,911
Total Investments (99.9%) (Cost $2,887,485)					3,399,820
Other Assets and Liabilities—Net (0.1%)					1,921
Net Assets (100%)					3,401,741
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $202,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2024.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $212,009,000, representing 6.2% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
21

Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2024	(110)	(12,098)	43
Ultra 10-Year U.S. Treasury Note	September 2024	(30)	(3,406)	(8)
				35

See accompanying Notes, which are an integral part of the Financial Statements.
22

Balanced Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,887,473)	3,399,809
Affiliated Issuers (Cost $12)	11
Total Investments in Securities	3,399,820
Investment in Vanguard	98
Cash	289
Foreign Currency, at Value (Cost $388)	383
Receivables for Investment Securities Sold	11,304
Receivables for Accrued Income	15,378
Receivables for Capital Shares Issued	472
Variation Margin Receivable—Futures Contracts	14
Total Assets	3,427,758
Liabilities
Payables for Investment Securities Purchased	20,598
Payables to Investment Advisor	388
Payables for Capital Shares Redeemed	4,733
Payables to Vanguard	298
Total Liabilities	26,017
Net Assets	3,401,741
At June 30, 2024, net assets consisted of:

Paid-in Capital	2,700,897
Total Distributable Earnings (Loss)	700,844
Net Assets	3,401,741

Net Assets
Applicable to 145,662,404 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,401,741
Net Asset Value Per Share	$23.35

See accompanying Notes, which are an integral part of the Financial Statements.
23

Balanced Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	16,179
Interest	25,182
Securities Lending—Net	1
Total Income	41,362
Expenses
Investment Advisory Fees—Note B
Basic Fee	840
Performance Adjustment	(71)
The Vanguard Group—Note C
Management and Administrative	2,491
Marketing and Distribution	80
Custodian Fees	26
Shareholders’ Reports	22
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	3,394
Expenses Paid Indirectly	(5)
Net Expenses	3,389
Net Investment Income	37,973
Realized Net Gain (Loss)
Investment Securities Sold[2]	158,981
Futures Contracts	(132)
Foreign Currencies	(9)
Realized Net Gain (Loss)	158,840
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	67,003
Futures Contracts	177
Foreign Currencies	(128)
Change in Unrealized Appreciation (Depreciation)	67,052
Net Increase (Decrease) in Net Assets Resulting from Operations	263,865
1	Dividends are net of foreign withholding taxes of $202,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Balanced Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,973	74,508
Realized Net Gain (Loss)	158,840	171,903
Change in Unrealized Appreciation (Depreciation)	67,052	176,131
Net Increase (Decrease) in Net Assets Resulting from Operations	263,865	422,542
Distributions
Total Distributions	(248,485)	(195,416)
Capital Share Transactions
Issued	102,253	180,021
Issued in Lieu of Cash Distributions	248,485	195,416
Redeemed	(224,732)	(484,124)
Net Increase (Decrease) from Capital Share Transactions	126,006	(108,687)
Total Increase (Decrease)	141,386	118,439
Net Assets
Beginning of Period	3,260,355	3,141,916
End of Period	3,401,741	3,260,355

See accompanying Notes, which are an integral part of the Financial Statements.
25

Balanced Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.29	$21.72	$28.41	$25.68	$24.94	$22.20
Investment Operations
Net Investment Income[1]	.265	.518	.471	.468	.526	.623
Net Realized and Unrealized Gain (Loss) on Investments	1.601	2.415	(4.277)	4.137	1.692	4.105
Total from Investment Operations	1.866	2.933	(3.806)	4.605	2.218	4.728
Distributions
Dividends from Net Investment Income	(.571)	(.464)	(.480)	(.497)	(.666)	(.660)
Distributions from Realized Capital Gains	(1.235)	(.899)	(2.404)	(1.378)	(.812)	(1.328)
Total Distributions	(1.806)	(1.363)	(2.884)	(1.875)	(1.478)	(1.988)
Net Asset Value, End of Period	$23.35	$23.29	$21.72	$28.41	$25.68	$24.94
Total Return	8.22%	14.33%	-14.30%	19.02%	10.68%	22.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,402	$3,260	$3,142	$3,787	$3,346	$3,267
Ratio of Total Expenses to Average Net Assets[2]	0.21%[3]	0.21%[3]	0.21%[3]	0.20%	0.20%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.37%	2.05%	1.76%	2.24%	2.68%
Portfolio Turnover Rate[4]	35%	40%	40%	33%	49%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.00%), 0.00%, (0.01%), (0.01%), and (0.00%).
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.21%.
4	Includes 0%, 1%, 7%, 1%, 3%, and 8%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Balanced Portfolio
Notes to Financial Statements
The Balanced Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors
27

Balanced Portfolio
the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	Wellington Management Company llp provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the combined index comprising
28

Balanced Portfolio
the S&P 500 Index and the Bloomberg Barclays U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended June 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.05% of the portfolio’s average net assets, before a net decrease of $71,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $98,000, representing less than 0.01% of the portfolio’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. The portfolio’s custodian bank has also agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, these arrangements reduced the portfolio’s management and administrative expenses by $3,000 and custodian fees by $2,000. The total expense reduction represented an effective annual rate of less than 0.01% of the portfolio’s average net assets.
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,098,862	126,265	—	2,225,127
U.S. Government and Agency Obligations	—	276,035	—	276,035
Asset-Backed/Commercial Mortgage-Backed Securities	—	40,370	—	40,370
Corporate Bonds	—	763,824	—	763,824
Sovereign Bonds	—	12,177	—	12,177
Taxable Municipal Bonds	—	47,376	—	47,376
Temporary Cash Investments	11	34,900	—	34,911
Total	2,098,873	1,300,947	—	3,399,820
Derivative Financial Instruments
Assets
Futures Contracts[1]	43	—	—	43
Liabilities
Futures Contracts[1]	8	—	—	8
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,889,024
Gross Unrealized Appreciation	636,934
Gross Unrealized Depreciation	(126,103)
Net Unrealized Appreciation (Depreciation)	510,831
G.	During the six months ended June 30, 2024, the portfolio purchased $770,621,000 of investment securities and sold $859,304,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $357,337,000 and $338,128,000, respectively.
29

Balanced Portfolio
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	4,404	8,261
Issued in Lieu of Cash Distributions	10,927	9,486
Redeemed	(9,653)	(22,408)
Net Increase (Decrease) in Shares Outstanding	5,678	(4,661)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 64% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692B 082024
30

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Capital Growth Portfolio

Contents
Financial Statements	1

Capital Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.3%)
Communication Services (5.6%)
	Alphabet Inc. Class A	287,000	52,277
	Alphabet Inc. Class C	167,400	30,705
*	Baidu Inc. ADR	155,900	13,482
	Walt Disney Co.	111,300	11,051
	Meta Platforms Inc. Class A	6,100	3,076
*	Charter Communications Inc. Class A	5,400	1,614
			112,205
Consumer Discretionary (8.7%)
*	Tesla Inc.	147,400	29,168
	Sony Group Corp. ADR	322,400	27,388
	Ross Stores Inc.	182,800	26,564
	Alibaba Group Holding Ltd. ADR	301,800	21,730
	TJX Cos. Inc.	192,500	21,194
*	Amazon.com Inc.	82,800	16,001
*	Mattel Inc.	615,200	10,003
*	Royal Caribbean Cruises Ltd.	47,800	7,621
	Whirlpool Corp.	70,900	7,246
	Bath & Body Works Inc.	91,100	3,557
*	Flutter Entertainment plc	11,100	2,019
	eBay Inc.	35,400	1,902
	Restaurant Brands International Inc.	20,000	1,407
			175,800
Consumer Staples (0.3%)
	Sysco Corp.	57,600	4,112
*	Dollar Tree Inc.	14,800	1,580
			5,692
Energy (2.1%)
	Hess Corp.	124,400	18,351
	Exxon Mobil Corp.	124,998	14,390
	ConocoPhillips	42,000	4,804
	EOG Resources Inc.	32,700	4,116
*	Transocean Ltd. (XNYS)	278,100	1,488
			43,149
Financials (6.5%)
	Wells Fargo & Co.	684,100	40,629
	JPMorgan Chase & Co.	86,100	17,414
	Marsh & McLennan Cos. Inc.	73,900	15,572
	Visa Inc. Class A	59,000	15,486
	Raymond James Financial Inc.	96,350	11,910
	Bank of America Corp.	212,200	8,439
	Progressive Corp.	21,100	4,383
	Northern Trust Corp.	44,400	3,729
	Fidelity National Information Services Inc.	49,000	3,692
	Charles Schwab Corp.	44,200	3,257
	Mastercard Inc. Class A	4,700	2,073
	Citigroup Inc.	31,700	2,012
	CME Group Inc.	8,500	1,671
*	PayPal Holdings Inc.	24,000	1,393
			131,660
Health Care (31.3%)
	Eli Lilly & Co.	314,671	284,897
	Amgen Inc.	225,171	70,355
*	Biogen Inc.	231,050	53,562
	AstraZeneca plc ADR	639,600	49,882
*	Boston Scientific Corp.	640,902	49,356
	Thermo Fisher Scientific Inc.	41,400	22,894
	Novartis AG ADR	201,150	21,414
*	BioMarin Pharmaceutical Inc.	166,900	13,741
1

Capital Growth Portfolio
		Shares	Market Value• ($000)
	Bristol-Myers Squibb Co.	320,900	13,327
	Roche Holding AG	40,007	11,084
	GSK plc ADR	213,400	8,216
*	Elanco Animal Health Inc. (XNYS)	472,616	6,820
	Zimmer Biomet Holdings Inc.	45,500	4,938
*	BeiGene Ltd. ADR	34,000	4,851
	CVS Health Corp.	62,400	3,685
	Stryker Corp.	8,400	2,858
	Agilent Technologies Inc.	20,000	2,593
	Medtronic plc	31,300	2,464
	Abbott Laboratories	21,000	2,182
*	IQVIA Holdings Inc.	10,200	2,157
			631,276
Industrials (11.3%)
	FedEx Corp.	217,600	65,245
	Siemens AG (Registered)	190,334	35,426
	Southwest Airlines Co.	646,650	18,501
*	United Airlines Holdings Inc.	309,900	15,080
	Airbus SE	92,654	12,716
	Delta Air Lines Inc.	254,800	12,088
	Caterpillar Inc.	34,200	11,392
	TransDigm Group Inc.	7,450	9,518
	Union Pacific Corp.	41,900	9,480
	Textron Inc.	77,100	6,620
	United Parcel Service Inc. Class B (XNYS)	45,650	6,247
*	American Airlines Group Inc.	535,000	6,062
	Carrier Global Corp.	73,800	4,655
*	Alaska Air Group Inc.	108,100	4,367
	General Dynamics Corp.	10,700	3,105
	CSX Corp.	77,700	2,599
	Otis Worldwide Corp.	21,250	2,046
	JB Hunt Transport Services Inc.	12,100	1,936
	Norfolk Southern Corp.	7,500	1,610
			228,693
Information Technology (29.4%)
	Micron Technology Inc.	597,500	78,589
	KLA Corp.	89,800	74,041
	Microsoft Corp.	155,200	69,367
*	Adobe Inc.	107,000	59,443
	Texas Instruments Inc.	271,800	52,873
	NVIDIA Corp.	390,000	48,181
	Intel Corp.	1,153,200	35,715
	Oracle Corp.	219,200	30,951
	NetApp Inc.	207,800	26,765
	Intuit Inc.	32,300	21,228
	Analog Devices Inc.	65,600	14,974
	QUALCOMM Inc.	70,700	14,082
	HP Inc.	362,350	12,690
	Hewlett Packard Enterprise Co.	466,950	9,885
	Apple Inc.	37,800	7,961
	Applied Materials Inc.	31,800	7,504
	Entegris Inc.	51,300	6,946
	Telefonaktiebolaget LM Ericsson ADR	1,085,700	6,699
	Cisco Systems Inc.	117,600	5,587
	Corning Inc.	96,250	3,739
	Teradyne Inc.	18,500	2,743
*	Palo Alto Networks Inc.	7,800	2,644
*	Autodesk Inc.	5,900	1,460
			594,067
Materials (1.1%)
	Glencore plc	1,022,712	5,820
	Albemarle Corp.	49,200	4,700
	Freeport-McMoRan Inc.	65,500	3,183
	DuPont de Nemours Inc.	38,566	3,104
	Linde plc	6,300	2,765
	Corteva Inc.	30,700	1,656
2

Capital Growth Portfolio
		Shares	Market Value• ($000)
	Dow Inc.	18,066	958
			22,186
Total Common Stocks (Cost $951,016)			1,944,728
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[1]	Vanguard Market Liquidity Fund, 5.380% (Cost $74,012)	740,160	74,008
Total Investments (100.0%) (Cost $1,025,028)			2,018,736
Other Assets and Liabilities—Net (0.0%)			313
Net Assets (100%)			2,019,049
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Capital Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $951,016)	1,944,728
Affiliated Issuers (Cost $74,012)	74,008
Total Investments in Securities	2,018,736
Investment in Vanguard	57
Receivables for Accrued Income	2,521
Receivables for Capital Shares Issued	76
Total Assets	2,021,390
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	356
Payables to Investment Advisor	725
Payables for Capital Shares Redeemed	1,102
Payables to Vanguard	157
Total Liabilities	2,341
Net Assets	2,019,049
At June 30, 2024, net assets consisted of:

Paid-in Capital	985,805
Total Distributable Earnings (Loss)	1,033,244
Net Assets	2,019,049

Net Assets
Applicable to 39,005,142 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,019,049
Net Asset Value Per Share	$51.76

See accompanying Notes, which are an integral part of the Financial Statements.
4

Capital Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	12,682
Interest[2]	2,154
Securities Lending—Net	—
Total Income	14,836
Expenses
Investment Advisory Fees—Note B	1,416
The Vanguard Group—Note C
Management and Administrative	1,705
Marketing and Distribution	45
Custodian Fees	9
Shareholders’ Reports	20
Trustees’ Fees and Expenses	1
Other Expenses	4
Total Expenses	3,200
Net Investment Income	11,636
Realized Net Gain (Loss)
Investment Securities Sold[2]	29,856
Foreign Currencies	(8)
Realized Net Gain (Loss)	29,848
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	228,497
Foreign Currencies	(21)
Change in Unrealized Appreciation (Depreciation)	228,476
Net Increase (Decrease) in Net Assets Resulting from Operations	269,960
1	Dividends are net of foreign withholding taxes of $398,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $2,153,000, less than $1,000, and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Capital Growth Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,636	20,390
Realized Net Gain (Loss)	29,848	39,441
Change in Unrealized Appreciation (Depreciation)	228,476	331,931
Net Increase (Decrease) in Net Assets Resulting from Operations	269,960	391,762
Distributions
Total Distributions	(60,971)	(96,796)
Capital Share Transactions
Issued	96,589	159,337
Issued in Lieu of Cash Distributions	60,971	96,796
Redeemed	(133,726)	(183,484)
Net Increase (Decrease) from Capital Share Transactions	23,834	72,649
Total Increase (Decrease)	232,823	367,615
Net Assets
Beginning of Period	1,786,226	1,418,611
End of Period	2,019,049	1,786,226

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$46.38	$38.81	$50.69	$45.21	$40.76	$33.49
Investment Operations
Net Investment Income[1]	.299	.534	.468	.356	.478	.503
Net Realized and Unrealized Gain (Loss) on Investments	6.678	9.693	(7.744)	8.959	5.768	8.182
Total from Investment Operations	6.977	10.227	(7.276)	9.315	6.246	8.685
Distributions
Dividends from Net Investment Income	(.565)	(.457)	(.390)	(.480)	(.574)	(.411)
Distributions from Realized Capital Gains	(1.032)	(2.200)	(4.214)	(3.355)	(1.222)	(1.004)
Total Distributions	(1.597)	(2.657)	(4.604)	(3.835)	(1.796)	(1.415)
Net Asset Value, End of Period	$51.76	$46.38	$38.81	$50.69	$45.21	$40.76
Total Return	15.24%	27.98%	-15.48%	21.54%	17.47%	26.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,019	$1,786	$1,419	$1,775	$2,092	$1,976
Ratio of Total Expenses to Average Net Assets	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.28%	1.13%	0.73%	1.25%	1.37%
Portfolio Turnover Rate	2%	4%	3%	5%[2]	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Growth Portfolio
Notes to Financial Statements
The Capital Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8

Capital Growth Portfolio
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $57,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,877,663	67,065	—	1,944,728
Temporary Cash Investments	74,008	—	—	74,008
Total	1,951,671	67,065	—	2,018,736
E.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,025,028
Gross Unrealized Appreciation	1,091,224
Gross Unrealized Depreciation	(97,516)
Net Unrealized Appreciation (Depreciation)	993,708
F.	During the six months ended June 30, 2024, the portfolio purchased $35,636,000 of investment securities and sold $54,257,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	1,996	3,799
Issued in Lieu of Cash Distributions	1,245	2,584
Redeemed	(2,751)	(4,418)
Net Increase (Decrease) in Shares Outstanding	490	1,965
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
9

Capital Growth Portfolio
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 53% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692CG 082024
10

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Diversified Value Portfolio

Contents
Financial Statements	1

Diversified Value Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.0%)
Communication Services (6.5%)
	Alphabet Inc. Class A	326,910	59,547
	Comcast Corp. Class A	292,968	11,473
[1]	WPP plc ADR	72,700	3,328
	Vodafone Group plc ADR	373,549	3,313
*	Warner Bros Discovery Inc.	389,579	2,899
	Omnicom Group Inc.	29,391	2,636
	Paramount Global Class B	136,100	1,414
			84,610
Consumer Discretionary (9.1%)
*	Amazon.com Inc.	302,875	58,531
	General Motors Co.	329,083	15,289
	McDonald's Corp.	41,034	10,457
	Home Depot Inc.	29,154	10,036
	Magna International Inc.	202,775	8,496
	NIKE Inc. Class B	79,327	5,979
*	Aptiv plc	66,000	4,648
	Booking Holdings Inc.	700	2,773
	BorgWarner Inc. (XNYS)	63,400	2,044
*	Adient plc	49,337	1,219
			119,472
Consumer Staples (4.5%)
	Coca-Cola Co.	189,021	12,031
	Procter & Gamble Co.	67,938	11,204
	Unilever plc ADR	199,393	10,965
	Mondelez International Inc. Class A	103,921	6,801
	Sysco Corp.	69,491	4,961
	Estee Lauder Cos. Inc. Class A	41,230	4,387
	Conagra Brands Inc.	124,500	3,538
	Anheuser-Busch InBev SA ADR	60,300	3,506
	Brown-Forman Corp. Class B	38,407	1,659
			59,052
Energy (7.5%)
	Exxon Mobil Corp.	176,197	20,284
	ConocoPhillips	143,983	16,469
	APA Corp.	534,923	15,748
	Shell plc ADR	135,436	9,776
	NOV Inc.	484,215	9,205
	Ovintiv Inc. (XNYS)	147,800	6,927
	Baker Hughes Co.	151,600	5,332
	Marathon Oil Corp.	168,707	4,837
	Cenovus Energy Inc.	177,900	3,497
	Schlumberger NV	56,900	2,685
	Murphy Oil Corp.	50,540	2,084
	Halliburton Co.	61,679	2,083
			98,927
Financials (20.3%)
	Bank of America Corp.	707,442	28,135
	Visa Inc. Class A	95,192	24,985
	Wells Fargo & Co.	409,648	24,329
	Intercontinental Exchange Inc.	173,333	23,728
	Citigroup Inc.	307,803	19,533
	Marsh & McLennan Cos. Inc.	63,100	13,296
	American Express Co.	56,799	13,152
	American International Group Inc.	152,202	11,300
	Citizens Financial Group Inc.	293,861	10,588
	US Bancorp	265,100	10,525
	Charles Schwab Corp.	140,504	10,354
	Hartford Financial Services Group Inc.	97,000	9,752
1

Diversified Value Portfolio
		Shares	Market Value• ($000)
	Fidelity National Information Services Inc.	112,200	8,455
	State Street Corp.	109,610	8,111
	Bank of New York Mellon Corp.	128,134	7,674
	Chubb Ltd.	29,748	7,588
	Blackstone Inc.	57,325	7,097
	Goldman Sachs Group Inc.	13,690	6,192
	Corebridge Financial Inc.	180,800	5,265
	Commerce Bancshares Inc.	67,581	3,770
	Truist Financial Corp.	96,500	3,749
	Discover Financial Services	23,700	3,100
	Capital One Financial Corp.	20,500	2,838
	First Citizens BancShares Inc. Class A	1,482	2,495
			266,011
Health Care (13.1%)
	UnitedHealth Group Inc.	43,131	21,965
	Medtronic plc	246,985	19,440
	Thermo Fisher Scientific Inc.	26,575	14,696
	Johnson & Johnson	99,551	14,550
	Elevance Health Inc.	25,981	14,078
	Danaher Corp.	51,093	12,766
*	Boston Scientific Corp.	144,394	11,120
	CVS Health Corp.	180,700	10,672
	GE Healthcare Inc.	123,717	9,640
	Zoetis Inc.	41,450	7,186
*	IQVIA Holdings Inc.	32,526	6,877
*	Centene Corp.	80,460	5,334
	Cigna Group	14,100	4,661
	HCA Healthcare Inc.	14,500	4,659
	Humana Inc.	11,700	4,372
	Zimmer Biomet Holdings Inc.	22,911	2,486
	Sanofi SA ADR	50,164	2,434
	GSK plc ADR	60,732	2,338
	Labcorp Holdings Inc.	11,300	2,300
			171,574
Industrials (8.6%)
	Waste Management Inc.	57,515	12,270
	FedEx Corp.	36,233	10,864
	Honeywell International Inc.	50,503	10,784
*	Boeing Co.	57,854	10,530
	Norfolk Southern Corp.	44,822	9,623
	HEICO Corp.	35,687	7,980
	Cummins Inc.	25,451	7,048
	RTX Corp.	68,800	6,907
	Caterpillar Inc.	18,048	6,012
	Nordson Corp.	24,468	5,675
	CNH Industrial NV	480,434	4,867
	PACCAR Inc.	41,980	4,321
	Old Dominion Freight Line Inc.	22,552	3,983
	Rockwell Automation Inc.	14,424	3,971
	General Dynamics Corp.	9,700	2,814
*	Fluor Corp.	51,050	2,223
	Timken Co.	27,700	2,220
			112,092
Information Technology (21.0%)
	Microsoft Corp.	169,935	75,952
	Apple Inc.	167,438	35,266
	Applied Materials Inc.	76,119	17,963
	Telefonaktiebolaget LM Ericsson ADR	2,787,215	17,197
*	Workday Inc. Class A	70,500	15,761
	Broadcom Inc.	9,539	15,315
	Amphenol Corp. Class A	226,080	15,231
*	F5 Inc.	83,000	14,295
	Analog Devices Inc.	58,704	13,400
	Accenture plc Class A	43,023	13,054
*	Adobe Inc.	13,364	7,424
	Marvell Technology Inc.	93,415	6,530
	Corning Inc.	139,830	5,432
	Salesforce Inc.	19,676	5,059
	TE Connectivity Ltd.	33,460	5,033
2

Diversified Value Portfolio
		Shares	Market Value• ($000)
	Micron Technology Inc.	25,200	3,315
	CDW Corp.	14,093	3,155
	Oracle Corp.	20,164	2,847
	Cognizant Technology Solutions Corp. Class A	33,200	2,258
			274,487
Materials (1.1%)
	Avery Dennison Corp.	37,285	8,153
	Olin Corp.	142,700	6,728
			14,881
Real Estate (1.2%)
	Prologis Inc.	137,944	15,492
Utilities (1.1%)
	PPL Corp.	338,955	9,372
	Dominion Energy Inc.	93,700	4,591
			13,963
Total Common Stocks (Cost $1,023,777)			1,230,561
Temporary Cash Investments (6.0%)
Money Market Fund (6.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.380% (Cost $77,705)	777,107	77,703
Total Investments (100.0%) (Cost $1,101,482)			1,308,264
Other Assets and Liabilities—Net (0.0%)			369
Net Assets (100%)			1,308,633
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $417,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $437,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	120	33,129	109

See accompanying Notes, which are an integral part of the Financial Statements.
3

Diversified Value Portfolio
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,023,777)	1,230,561
Affiliated Issuers (Cost $77,705)	77,703
Total Investments in Securities	1,308,264
Investment in Vanguard	39
Cash Collateral Pledged—Futures Contracts	1,421
Receivables for Investment Securities Sold	37
Receivables for Accrued Income	1,502
Receivables for Capital Shares Issued	334
Total Assets	1,311,597
Liabilities
Due to Custodian	20
Payables for Investment Securities Purchased	1,195
Collateral for Securities on Loan	437
Payables to Investment Advisor	383
Payables for Capital Shares Redeemed	696
Payables to Vanguard	86
Variation Margin Payable—Futures Contracts	147
Total Liabilities	2,964
Net Assets	1,308,633
1 Includes $417,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	1,041,145
Total Distributable Earnings (Loss)	267,488
Net Assets	1,308,633

Net Assets
Applicable to 82,674,805 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,308,633
Net Asset Value Per Share	$15.83

See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Value Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	10,472
Interest[2]	1,792
Securities Lending—Net	31
Total Income	12,295
Expenses
Investment Advisory Fees—Note B
Basic Fee	713
Performance Adjustment	33
The Vanguard Group—Note C
Management and Administrative	924
Marketing and Distribution	34
Shareholders’ Reports	11
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	1,719
Net Investment Income	10,576
Realized Net Gain (Loss)
Investment Securities Sold[2]	47,961
Futures Contracts	5,799
Realized Net Gain (Loss)	53,760
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	44,490
Futures Contracts	(855)
Change in Unrealized Appreciation (Depreciation)	43,635
Net Increase (Decrease) in Net Assets Resulting from Operations	107,971
1	Dividends are net of foreign withholding taxes of $95,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $256,000, ($1,000), and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Value Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,576	18,534
Realized Net Gain (Loss)	53,760	69,015
Change in Unrealized Appreciation (Depreciation)	43,635	112,558
Net Increase (Decrease) in Net Assets Resulting from Operations	107,971	200,107
Distributions
Total Distributions	(90,384)	(74,908)
Capital Share Transactions
Issued	170,652	60,575
Issued in Lieu of Cash Distributions	90,384	74,908
Redeemed	(116,852)	(183,693)
Net Increase (Decrease) from Capital Share Transactions	144,184	(48,210)
Total Increase (Decrease)	161,771	76,989
Net Assets
Beginning of Period	1,146,862	1,069,873
End of Period	1,308,633	1,146,862

See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Value Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.63	$14.01	$17.45	$13.74	$16.45	$14.33
Investment Operations
Net Investment Income[1]	.136	.245	.204	.183	.209	.364
Net Realized and Unrealized Gain (Loss) on Investments	1.296	2.384	(2.034)	3.940	.133	3.135
Total from Investment Operations	1.432	2.629	(1.830)	4.123	.342	3.499
Distributions
Dividends from Net Investment Income	(.267)	(.210)	(.181)	(.174)	(.409)	(.462)
Distributions from Realized Capital Gains	(.965)	(.799)	(1.429)	(.239)	(2.643)	(.917)
Total Distributions	(1.232)	(1.009)	(1.610)	(.413)	(3.052)	(1.379)
Net Asset Value, End of Period	$15.83	$15.63	$14.01	$17.45	$13.74	$16.45
Total Return	9.23%	20.13%	-11.49%	30.47%	11.78%	25.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,309	$1,147	$1,070	$1,229	$951	$974
Ratio of Total Expenses to Average Net Assets[2]	0.28%	0.29%	0.29%	0.28%	0.28%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.71%	1.38%	1.14%	1.70%	2.39%
Portfolio Turnover Rate	17%	19%	25%	25%	34%	117%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, 0.00%, and (0.03%).

See accompanying Notes, which are an integral part of the Financial Statements.
7

Diversified Value Portfolio
Notes to Financial Statements
The Diversified Value Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an
8

Diversified Value Portfolio
agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, are subject to quarterly adjustments based on performance relative to the S&P 500 Index and the Russell 1000 Value Index, respectively, since December 31, 2019.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the portfolio’s average net assets, before a net increase of $33,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.
E.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,102,793
Gross Unrealized Appreciation	253,007
Gross Unrealized Depreciation	(47,427)
Net Unrealized Appreciation (Depreciation)	205,580
F.	During the six months ended June 30, 2024, the portfolio purchased $265,428,000 of investment securities and sold $200,082,000 of investment securities, other than temporary cash investments.
9

Diversified Value Portfolio
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	10,964	4,221
Issued in Lieu of Cash Distributions	5,761	5,697
Redeemed	(7,421)	(12,916)
Net Increase (Decrease) in Shares Outstanding	9,304	(2,998)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 68%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692DV 082024
10

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Equity Income Portfolio

Contents
Financial Statements	1

Equity Income Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.0%)
Communication Services (2.0%)
T-Mobile US Inc.	74,814	13,181
Comcast Corp. Class A	265,830	10,410
Omnicom Group Inc.	77,904	6,988
Verizon Communications Inc.	144,127	5,944
TEGNA Inc.	244,487	3,408
AT&T Inc.	93,901	1,794
		41,725
Consumer Discretionary (5.2%)
Home Depot Inc.	81,565	28,078
Tractor Supply Co.	44,962	12,140
Booking Holdings Inc.	3,060	12,122
Starbucks Corp.	138,135	10,754
Lennar Corp. Class A	62,381	9,349
Lowe's Cos. Inc.	33,857	7,464
eBay Inc.	91,521	4,916
Tapestry Inc.	104,685	4,479
Travel & Leisure Co.	95,856	4,312
McDonald's Corp.	16,801	4,282
H&R Block Inc.	75,038	4,069
Macy's Inc.	117,022	2,247
Wyndham Hotels & Resorts Inc.	23,517	1,740
Ralph Lauren Corp.	4,642	813
		106,765
Consumer Staples (11.2%)
Procter & Gamble Co.	214,192	35,325
Philip Morris International Inc.	279,926	28,365
Unilever plc ADR	415,503	22,848
Keurig Dr Pepper Inc.	637,738	21,300
Archer-Daniels-Midland Co.	315,381	19,065
Kenvue Inc.	964,323	17,531
Pernod Ricard SA	124,589	16,999
Walmart Inc.	245,850	16,646
PepsiCo Inc.	55,610	9,172
Mondelez International Inc. Class A	117,089	7,662
Altria Group Inc.	163,651	7,454
Coca-Cola Co.	106,377	6,771
Kroger Co.	104,542	5,220
Hershey Co.	25,903	4,762
Target Corp.	24,865	3,681
Nomad Foods Ltd.	215,144	3,546
WK Kellogg Co.	180,474	2,971
		229,318
Energy (10.7%)
ConocoPhillips	372,601	42,618
EOG Resources Inc.	327,898	41,273
EQT Corp.	487,316	18,021
Exxon Mobil Corp.	156,324	17,996
Coterra Energy Inc.	667,595	17,805
Phillips 66	113,271	15,990
Targa Resources Corp.	99,647	12,833
Hess Corp.	69,166	10,203
Chevron Corp.	58,621	9,169
Marathon Petroleum Corp.	35,854	6,220
Valero Energy Corp.	38,673	6,062
Schlumberger NV	127,467	6,014
Scorpio Tankers Inc.	48,080	3,908
Halliburton Co.	113,794	3,844
APA Corp.	125,394	3,692
1

Equity Income Portfolio
	Shares	Market Value• ($000)
HF Sinclair Corp.	29,100	1,552
Marathon Oil Corp.	24,784	711
		217,911
Financials (20.2%)
JPMorgan Chase & Co.	395,190	79,931
Bank of America Corp.	778,052	30,943
MetLife Inc.	374,489	26,285
Wells Fargo & Co.	427,279	25,376
Regions Financial Corp.	1,134,660	22,739
Royal Bank of Canada	171,285	18,236
M&T Bank Corp.	118,209	17,892
Morgan Stanley	183,152	17,801
Raymond James Financial Inc.	132,894	16,427
American International Group Inc.	218,574	16,227
Intercontinental Exchange Inc.	107,578	14,726
Ares Management Corp. Class A	95,290	12,700
PNC Financial Services Group Inc.	79,290	12,328
Citigroup Inc.	149,633	9,496
Chubb Ltd.	33,011	8,420
Allstate Corp.	41,851	6,682
Nasdaq Inc.	108,563	6,542
Ameriprise Financial Inc.	13,893	5,935
Bank of New York Mellon Corp.	98,108	5,876
Hartford Financial Services Group Inc.	53,052	5,334
Synchrony Financial	109,507	5,168
State Street Corp.	61,761	4,570
MGIC Investment Corp.	208,300	4,489
First BanCorp (XNYS)	240,153	4,392
SLM Corp.	200,560	4,170
Popular Inc.	44,283	3,916
Assured Guaranty Ltd.	49,745	3,838
CNO Financial Group Inc.	131,994	3,659
Navient Corp.	199,144	2,900
Voya Financial Inc.	39,008	2,775
XP Inc. Class A	155,198	2,730
Corebridge Financial Inc.	69,794	2,032
Goldman Sachs Group Inc.	4,435	2,006
Zions Bancorp NA	43,849	1,902
BlackRock Inc.	2,011	1,583
Progressive Corp.	4,818	1,001
BankUnited Inc.	19,840	581
Blackstone Inc.	1,440	178
		411,786
Health Care (13.7%)
Johnson & Johnson	387,504	56,638
Merck & Co. Inc.	395,844	49,005
Pfizer Inc.	1,282,871	35,895
Gilead Sciences Inc.	451,472	30,975
UnitedHealth Group Inc.	40,309	20,528
AstraZeneca plc ADR	220,115	17,167
Roche Holding AG	59,065	16,364
Elevance Health Inc.	21,913	11,874
AbbVie Inc.	53,867	9,239
Cigna Group	22,802	7,538
CVS Health Corp.	119,644	7,066
Bristol-Myers Squibb Co.	169,614	7,044
Amgen Inc.	16,745	5,232
Abbott Laboratories	36,023	3,743
Medtronic plc	12,677	998
		279,306
Industrials (10.6%)
General Dynamics Corp.	72,729	21,102
United Parcel Service Inc. Class B (XNYS)	144,792	19,815
L3Harris Technologies Inc.	84,108	18,889
PACCAR Inc.	169,070	17,404
Emerson Electric Co.	153,323	16,890
Johnson Controls International plc	236,379	15,712
Caterpillar Inc.	33,470	11,149
Knight-Swift Transportation Holdings Inc.	197,123	9,840
2

Equity Income Portfolio
	Shares	Market Value• ($000)
Canadian National Railway Co.	79,858	9,437
Siemens AG (Registered)	50,501	9,399
Union Pacific Corp.	39,784	9,002
Lockheed Martin Corp.	18,040	8,426
Automatic Data Processing Inc.	34,363	8,202
Deere & Co.	17,262	6,450
3M Co.	62,785	6,416
Honeywell International Inc.	23,520	5,022
Apogee Enterprises Inc.	67,183	4,221
Oshkosh Corp.	34,527	3,736
AGCO Corp.	35,566	3,481
ManpowerGroup Inc.	49,500	3,455
CNH Industrial NV	341,037	3,455
Ryder System Inc.	18,759	2,324
RTX Corp.	21,703	2,179
Eaton Corp. plc	3,986	1,250
		217,256
Information Technology (10.5%)
Broadcom Inc.	39,835	63,956
Cisco Systems Inc.	858,304	40,778
NXP Semiconductors NV	107,621	28,960
QUALCOMM Inc.	134,625	26,815
Corning Inc.	454,854	17,671
TE Connectivity Ltd.	110,051	16,555
HP Inc.	155,612	5,450
Texas Instruments Inc.	17,527	3,409
International Business Machines Corp.	17,455	3,019
Intel Corp.	84,974	2,632
Dell Technologies Inc. Class C	16,384	2,259
Amdocs Ltd.	19,731	1,557
Hewlett Packard Enterprise Co.	56,841	1,203
Analog Devices Inc.	3,014	688
		214,952
Materials (3.5%)
Rio Tinto plc ADR	312,041	20,573
PPG Industries Inc.	91,975	11,579
Barrick Gold Corp. (XTSE)	681,113	11,361
Celanese Corp.	70,470	9,506
Reliance Inc.	15,425	4,405
Steel Dynamics Inc.	29,623	3,836
Berry Global Group Inc.	64,282	3,783
Worthington Steel Inc.	61,929	2,066
LyondellBasell Industries NV Class A	20,703	1,980
Sylvamo Corp.	26,291	1,804
		70,893
Real Estate (2.1%)
Crown Castle Inc.	228,121	22,287
Weyerhaeuser Co.	510,702	14,499
Host Hotels & Resorts Inc.	384,252	6,909
		43,695
Utilities (7.3%)
Sempra	299,712	22,796
PPL Corp.	728,464	20,142
American Electric Power Co. Inc.	219,092	19,223
Atmos Energy Corp.	163,353	19,055
Exelon Corp.	519,355	17,975
Dominion Energy Inc.	249,888	12,244
Vistra Corp.	60,045	5,163
Xcel Energy Inc.	88,780	4,742
WEC Energy Group Inc.	57,188	4,487
Ameren Corp.	59,721	4,247
NRG Energy Inc.	54,199	4,220
Evergy Inc.	78,029	4,133
National Fuel Gas Co.	74,982	4,063
NextEra Energy Inc.	38,852	2,751
UGI Corp.	92,668	2,122
3

Equity Income Portfolio
		Shares	Market Value• ($000)
	Edison International	15,521	1,115
			148,478
Total Common Stocks (Cost $1,830,297)			1,982,085
Temporary Cash Investments (2.9%)
Money Market Fund (2.5%)
[1]	Vanguard Market Liquidity Fund, 5.380%	511,028	51,098
		Face Amount ($000)
Repurchase Agreement (0.4%)
	BNP Paribas Securities Corp. 5.320%, 7/1/24 (Dated 6/28/24, Repurchase Value $8,004,000, collateralized by Fannie Mae 1.820%–6.000%, 10/1/28–6/1/53, and Freddie Mac 1.220%–5.500%, 11/1/32–4/1/53, with a value of $8,160,000)	8,000	8,000
Total Temporary Cash Investments (Cost $59,099)			59,098
Total Investments (99.9%) (Cost $1,889,396)			2,041,183
Other Assets and Liabilities—Net (0.1%)			1,794
Net Assets (100%)			2,042,977
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	198	54,663	(13)

See accompanying Notes, which are an integral part of the Financial Statements.
4

Equity Income Portfolio
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,838,297)	1,990,085
Affiliated Issuers (Cost $51,099)	51,098
Total Investments in Securities	2,041,183
Investment in Vanguard	61
Cash	90
Cash Collateral Pledged—Futures Contracts	2,266
Receivables for Investment Securities Sold	459
Receivables for Accrued Income	3,223
Receivables for Capital Shares Issued	1,123
Total Assets	2,048,405
Liabilities
Payables for Investment Securities Purchased	3,648
Payables to Investment Advisor	318
Payables for Capital Shares Redeemed	1,034
Payables to Vanguard	192
Variation Margin Payable—Futures Contracts	236
Total Liabilities	5,428
Net Assets	2,042,977
At June 30, 2024, net assets consisted of:

Paid-in Capital	1,788,029
Total Distributable Earnings (Loss)	254,948
Net Assets	2,042,977

Net Assets
Applicable to 87,669,220 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,042,977
Net Asset Value Per Share	$23.30

See accompanying Notes, which are an integral part of the Financial Statements.
5

Equity Income Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	29,286
Interest[2]	1,659
Securities Lending—Net	23
Total Income	30,968
Expenses
Investment Advisory Fees—Note B
Basic Fee	734
Performance Adjustment	(16)
The Vanguard Group—Note C
Management and Administrative	2,118
Marketing and Distribution	61
Custodian Fees	9
Shareholders’ Reports	11
Trustees’ Fees and Expenses	1
Other Expenses	4
Total Expenses	2,922
Expenses Paid Indirectly	(2)
Net Expenses	2,920
Net Investment Income	28,048
Realized Net Gain (Loss)
Investment Securities Sold[2]	76,638
Futures Contracts	7,219
Foreign Currencies	(6)
Realized Net Gain (Loss)	83,851
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	26,400
Futures Contracts	(1,460)
Foreign Currencies	(23)
Change in Unrealized Appreciation (Depreciation)	24,917
Net Increase (Decrease) in Net Assets Resulting from Operations	136,816
1	Dividends are net of foreign withholding taxes of $264,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,177,000, ($2,000), and $6,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Equity Income Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,048	56,795
Realized Net Gain (Loss)	83,851	121,305
Change in Unrealized Appreciation (Depreciation)	24,917	(28,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	136,816	149,948
Distributions
Total Distributions	(185,693)	(153,906)
Capital Share Transactions
Issued	113,220	180,196
Issued in Lieu of Cash Distributions	185,693	153,906
Redeemed	(195,933)	(319,252)
Net Increase (Decrease) from Capital Share Transactions	102,980	14,850
Total Increase (Decrease)	54,103	10,892
Net Assets
Beginning of Period	1,988,874	1,977,982
End of Period	2,042,977	1,988,874

See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Income Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.91	$24.11	$27.81	$23.07	$24.17	$21.24
Investment Operations
Net Investment Income[1]	.330	.669	.665	.625	.595	.619
Net Realized and Unrealized Gain (Loss) on Investments	1.356	1.035	(.756)	5.089	(.305)	4.319
Total from Investment Operations	1.686	1.704	(.091)	5.714	.290	4.938
Distributions
Dividends from Net Investment Income	(.739)	(.644)	(.687)	(.506)	(.618)	(.586)
Distributions from Realized Capital Gains	(1.557)	(1.260)	(2.922)	(.468)	(.772)	(1.422)
Total Distributions	(2.296)	(1.904)	(3.609)	(.974)	(1.390)	(2.008)
Net Asset Value, End of Period	$23.30	$23.91	$24.11	$27.81	$23.07	$24.17
Total Return	7.04%	8.10%	-0.66%	25.33%	3.25%	24.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,043	$1,989	$1,978	$1,898	$2,021	$1,834
Ratio of Total Expenses to Average Net Assets[2]	0.29%[3]	0.29%[3]	0.30%[3]	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.95%	2.73%	2.45%	2.86%	2.76%
Portfolio Turnover Rate	23%	48%	46%	41%[4]	40%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.00%, 0.01%, 0.01%, 0.01%, and 0.01%.
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.29%, 0.29%, and 0.30%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Income Portfolio
Notes to Financial Statements
The Equity Income Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the
9

Equity Income Portfolio
event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $96,000 for the six months ended June 30, 2024.
For the six months ended June 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.07% of the portfolio’s average net assets, before a net decrease of $16,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $61,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the six months ended June 30, 2024, these arrangements reduced the portfolio’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Equity Income Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,939,323	42,762	—	1,982,085
Temporary Cash Investments	51,098	8,000	—	59,098
Total	1,990,421	50,762	—	2,041,183
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	13	—	—	13
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,892,427
Gross Unrealized Appreciation	243,689
Gross Unrealized Depreciation	(94,946)
Net Unrealized Appreciation (Depreciation)	148,743
G.	During the six months ended June 30, 2024, the portfolio purchased $457,139,000 of investment securities and sold $486,538,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $1,054,000 and sales were $367,000, resulting in net realized gain of $51,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	4,799	7,906
Issued in Lieu of Cash Distributions	7,956	7,277
Redeemed	(8,273)	(14,036)
Net Increase (Decrease) in Shares Outstanding	4,482	1,147
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 45% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
11

Equity Income Portfolio
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692EQUC 082024
12

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Growth Portfolio

Contents
Financial Statements	1

Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (13.5%)
	Alphabet Inc. Class C	632,188	115,956
	Meta Platforms Inc. Class A	81,628	41,159
*	Netflix Inc.	39,517	26,669
*	Spotify Technology SA	46,217	14,502
			198,286
Consumer Discretionary (12.8%)
*	Amazon.com Inc.	555,638	107,377
*	Tesla Inc.	100,727	19,932
	TJX Cos. Inc.	163,591	18,011
	Hilton Worldwide Holdings Inc.	73,571	16,053
*	DraftKings Inc. Class A	308,507	11,776
*	O'Reilly Automotive Inc.	7,589	8,015
*	Chipotle Mexican Grill Inc.	123,700	7,750
			188,914
Financials (8.9%)
	Mastercard Inc. Class A	69,534	30,676
	S&P Global Inc.	41,415	18,471
	KKR & Co. Inc.	155,149	16,328
	Ares Management Corp. Class A	111,289	14,832
	American Express Co.	57,515	13,318
	Tradeweb Markets Inc. Class A	107,489	11,394
	Morgan Stanley	94,950	9,228
	Visa Inc. Class A	26,135	6,860
*	Corpay Inc.	22,178	5,908
	MSCI Inc.	6,956	3,351
			130,366
Health Care (9.4%)
	Eli Lilly & Co.	54,579	49,415
	UnitedHealth Group Inc.	51,919	26,440
	Zoetis Inc.	83,521	14,479
	Danaher Corp.	53,133	13,275
	Stryker Corp.	33,537	11,411
*	Vertex Pharmaceuticals Inc.	24,176	11,332
*	Boston Scientific Corp.	106,735	8,220
*	Mettler-Toledo International Inc.	2,772	3,874
			138,446
Industrials (5.9%)
*	Uber Technologies Inc.	295,901	21,506
	General Electric Co.	90,601	14,403
	General Dynamics Corp.	48,118	13,961
*	Copart Inc.	245,512	13,297
	TransUnion	131,638	9,762
	Waste Connections Inc. (XTSE)	39,955	7,007
	Airbus SE ADR	186,282	6,378
			86,314
Information Technology (47.0%)
	Microsoft Corp.	384,638	171,914
	Apple Inc.	810,336	170,673
	NVIDIA Corp.	1,238,293	152,979
	Broadcom Inc.	16,080	25,817
	Monolithic Power Systems Inc.	28,075	23,069
	Intuit Inc.	29,066	19,102
*	ServiceNow Inc.	22,082	17,371
	Microchip Technology Inc.	183,159	16,759
	ASML Holding NV GDR (Registered)	15,937	16,299
*	Advanced Micro Devices Inc.	98,175	15,925
	Marvell Technology Inc.	178,699	12,491
	KLA Corp.	15,130	12,475
1

Growth Portfolio
		Shares	Market Value• ($000)
*	MongoDB Inc.	47,940	11,983
*	Gartner Inc.	20,475	9,195
*	Cadence Design Systems Inc.	27,545	8,477
	Salesforce Inc.	15,286	3,930
*,1	ARM Holdings plc ADR	16,387	2,681
			691,140
Real Estate (2.2%)
	Welltower Inc.	182,548	19,031
	Equinix Inc.	17,167	12,988
			32,019
Total Common Stocks (Cost $982,979)			1,465,485
Temporary Cash Investments (0.4%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.380%	20,194	2,019
		Face Amount ($000)
Repurchase Agreement (0.3%)
	Bank of America Securities, LLC 5.320%, 7/1/24 (Dated 6/28/24, Repurchase Value $3,902,000, collateralized by Fannie Mae 4.000%–5.500%, 4/1/29–4/1/46, and Freddie Mac 3.000%–5.500%, 1/1/37–10/1/53, with a value of $3,978,000)	3,900	3,900
Total Temporary Cash Investments (Cost $5,919)			5,919
Total Investments (100.1%) (Cost $988,898)			1,471,404
Other Assets and Liabilities—Net (-0.1%)			(1,195)
Net Assets (100%)			1,470,209
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,931,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,018,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $986,879)	1,469,385
Affiliated Issuers (Cost $2,019)	2,019
Total Investments in Securities	1,471,404
Investment in Vanguard	41
Cash	96
Receivables for Investment Securities Sold	4,414
Receivables for Accrued Income	80
Receivables for Capital Shares Issued	1,517
Total Assets	1,477,552
Liabilities
Payables for Investment Securities Purchased	4,491
Collateral for Securities on Loan	2,018
Payables to Investment Advisor	307
Payables for Capital Shares Redeemed	377
Payables to Vanguard	150
Total Liabilities	7,343
Net Assets	1,470,209
1 Includes $1,931,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	950,119
Total Distributable Earnings (Loss)	520,090
Net Assets	1,470,209

Net Assets
Applicable to 47,839,218 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,470,209
Net Asset Value Per Share	$30.73

See accompanying Notes, which are an integral part of the Financial Statements.
3

Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	3,862
Interest	264
Securities Lending—Net	11
Total Income	4,137
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,009
Performance Adjustment	(423)
The Vanguard Group—Note C
Management and Administrative	1,619
Marketing and Distribution	35
Custodian Fees	4
Shareholders’ Reports	9
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	2,258
Expenses Paid Indirectly	(1)
Net Expenses	2,257
Net Investment Income	1,880
Realized Net Gain (Loss)
Investment Securities Sold	78,793
Realized Net Gain (Loss) on Investment Securities Sold[2]	78,793
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	180,320
Net Increase (Decrease) in Net Assets Resulting from Operations	260,993
1	Dividends are net of foreign withholding taxes of $33,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Growth Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,880	3,704
Realized Net Gain (Loss)	78,793	(25,787)
Change in Unrealized Appreciation (Depreciation)	180,320	367,317
Net Increase (Decrease) in Net Assets Resulting from Operations	260,993	345,234
Distributions
Total Distributions	(3,943)	(2,438)
Capital Share Transactions
Issued	128,226	139,476
Issued in Lieu of Cash Distributions	3,943	2,438
Redeemed	(132,533)	(126,725)
Net Increase (Decrease) from Capital Share Transactions	(364)	15,189
Total Increase (Decrease)	256,686	357,985
Net Assets
Beginning of Period	1,213,523	855,538
End of Period	1,470,209	1,213,523

See accompanying Notes, which are an integral part of the Financial Statements.
5

Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.34	$18.13	$38.27	$35.94	$26.95	$22.82
Investment Operations
Net Investment Income (Loss)[1]	.039	.078	.060	(.013)	.033	.108
Net Realized and Unrealized Gain (Loss) on Investments	5.433	7.184	(10.288)	5.826	10.536	7.119
Total from Investment Operations	5.472	7.262	(10.228)	5.813	10.569	7.227
Distributions
Dividends from Net Investment Income	(.082)	(.052)	—	(.013)	(.104)	(.108)
Distributions from Realized Capital Gains	—	—	(9.912)	(3.470)	(1.475)	(2.989)
Total Distributions	(.082)	(.052)	(9.912)	(3.483)	(1.579)	(3.097)
Net Asset Value, End of Period	$30.73	$25.34	$18.13	$38.27	$35.94	$26.95
Total Return	21.62%	40.13%	-33.37%	17.86%	43.09%	33.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,470	$1,214	$856	$1,337	$1,247	$791
Ratio of Total Expenses to Average Net Assets[2]	0.34%[3]	0.33%[3]	0.34%[3]	0.41%	0.41%[3]	0.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.28%	0.35%	0.27%	(0.04)%	0.11%	0.43%
Portfolio Turnover Rate	28%	37%	33%	66%	41%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.07%), (0.06%), 0.02%, 0.01%, and 0.01%.
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%, 0.33%, 0.34% and 0.40% for 2024, 2023, 2022, and 2020 respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Growth Portfolio
Notes to Financial Statements
The Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
7

Growth Portfolio
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp, provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. For the six months ended June 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $423,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $41,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the six months ended June 30, 2024, these arrangements reduced the portfolio’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,465,485	—	—	1,465,485
Temporary Cash Investments	2,019	3,900	—	5,919
Total	1,467,504	3,900	—	1,471,404
F.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	994,642
Gross Unrealized Appreciation	493,475
Gross Unrealized Depreciation	(16,713)
Net Unrealized Appreciation (Depreciation)	476,762
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the portfolio had available capital losses totaling $36,524,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended June 30, 2024, the portfolio purchased $370,635,000 of investment securities and sold $369,664,000 of investment securities, other than temporary cash investments.
8

Growth Portfolio
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	4,568	6,356
Issued in Lieu of Cash Distributions	138	124
Redeemed	(4,762)	(5,770)
Net Increase (Decrease) in Shares Outstanding	(56)	710
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 64% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692G 082024
9

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
High Yield Bond Portfolio

Contents
Financial Statements	1

High Yield Bond Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (4.8%)
U.S. Government Securities (4.8%)
	United States Treasury Note/Bond	2.875%	6/15/25	55	54
	United States Treasury Note/Bond	2.875%	11/30/25	1,124	1,092
[1,2]	United States Treasury Note/Bond	4.000%	2/15/26	4,475	4,414
	United States Treasury Note/Bond	0.500%	2/28/26	8,575	7,983
	United States Treasury Note/Bond	4.500%	3/31/26	710	706
	United States Treasury Note/Bond	4.625%	10/15/26	1,000	999
	United States Treasury Note/Bond	4.625%	11/15/26	1,000	1,000
	United States Treasury Note/Bond	1.250%	12/31/26	1,369	1,262
[2]	United States Treasury Note/Bond	4.000%	1/15/27	3,000	2,956
	United States Treasury Note/Bond	4.125%	2/15/27	251	248
[1]	United States Treasury Note/Bond	1.875%	2/28/27	1,500	1,399
	United States Treasury Note/Bond	4.250%	3/15/27	2,088	2,071
[1,2]	United States Treasury Note/Bond	4.500%	5/15/27	2,153	2,150
	United States Treasury Note/Bond	0.500%	5/31/27	2,500	2,227
	United States Treasury Note/Bond	4.125%	10/31/27	107	106
[1]	United States Treasury Note/Bond	1.250%	4/30/28	1,070	951
	United States Treasury Note/Bond	1.750%	1/31/29	497	443
	United States Treasury Note/Bond	1.875%	2/28/29	1,444	1,293
	United States Treasury Note/Bond	2.750%	5/31/29	1,295	1,203
	United States Treasury Note/Bond	3.250%	6/30/29	1,546	1,469
	United States Treasury Note/Bond	0.625%	8/15/30	546	438
	United States Treasury Note/Bond	1.250%	8/15/31	280	227
	United States Treasury Note/Bond	4.625%	2/15/40	48	49
	United States Treasury Note/Bond	3.125%	11/15/41	708	583
	United States Treasury Note/Bond	3.875%	2/15/43	49	44
	United States Treasury Note/Bond	2.875%	5/15/43	100	78
	United States Treasury Note/Bond	3.875%	5/15/43	558	504
	United States Treasury Note/Bond	3.000%	2/15/48	37	28
	United States Treasury Note/Bond	3.000%	2/15/49	57	43
	United States Treasury Note/Bond	2.375%	5/15/51	27	18
	United States Treasury Note/Bond	4.000%	11/15/52	27	25
	United States Treasury Note/Bond	3.625%	2/15/53	12	10
	United States Treasury Note/Bond	3.625%	5/15/53	14	12
	United States Treasury Note/Bond	4.250%	2/15/54	33	31
Total U.S. Government and Agency Obligations (Cost $36,195)					36,116
Corporate Bonds (87.5%)
Communications (13.1%)
[3]	Altice Financing SA	5.000%	1/15/28	800	607
[3]	Altice Financing SA	5.750%	8/15/29	1,173	852
[3,4]	Altice France SA	2.125%	2/15/25	585	574
[3]	Altice France SA	5.500%	1/15/28	1,915	1,310
[3]	Altice France SA	5.125%	7/15/29	1,260	829
[3]	Altice France SA	5.500%	10/15/29	945	623
[3]	AMC Networks Inc.	10.250%	1/15/29	135	133
[3,4]	Banijay Entertainment SASU	7.000%	5/1/29	450	502
[3]	Banijay Entertainment SASU	8.125%	5/1/29	900	921
	Belo Corp.	7.750%	6/1/27	940	965
	Belo Corp.	7.250%	9/15/27	307	309
[3]	Cable One Inc.	4.000%	11/15/30	387	289
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,398	1,381
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	1,205	1,156
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	375	351
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	1,050	955
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,200	1,138
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	1,300	1,126
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	3,465	2,930
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,390	1,951
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	1,350	1,333
1

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	550	450
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,481	2,807
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	255	201
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	800	607
[3]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	990	946
[3]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	1,585	1,654
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	935	941
[3]	CSC Holdings LLC	5.500%	4/15/27	630	511
[3]	CSC Holdings LLC	11.250%	5/15/28	225	197
[3]	CSC Holdings LLC	11.750%	1/31/29	385	329
[3]	CSC Holdings LLC	4.125%	12/1/30	1,171	761
[3]	CSC Holdings LLC	3.375%	2/15/31	885	553
[3]	CSC Holdings LLC	4.500%	11/15/31	1,125	726
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	435	409
[3]	DISH Network Corp.	11.750%	11/15/27	893	877
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	485	473
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,650	3,440
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	380	348
	Frontier Communications Holdings LLC	5.875%	11/1/29	1,555	1,354
[3]	Frontier Communications Holdings LLC	8.750%	5/15/30	165	172
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	1,310	1,350
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	2,175	1,964
[3]	Gray Television Inc.	7.000%	5/15/27	270	248
[3]	Iliad Holding SASU	6.500%	10/15/26	317	316
[3]	Iliad Holding SASU	7.000%	10/15/28	1,225	1,214
[3]	Iliad Holding SASU	8.500%	4/15/31	1,540	1,561
	Lamar Media Corp.	3.750%	2/15/28	1,660	1,552
	Lamar Media Corp.	4.875%	1/15/29	80	77
	Lamar Media Corp.	4.000%	2/15/30	1,745	1,581
	Lamar Media Corp.	3.625%	1/15/31	1,406	1,235
[3]	Level 3 Financing Inc.	3.625%	1/15/29	348	108
[3]	Level 3 Financing Inc.	3.875%	11/15/29	185	55
[3]	Level 3 Financing Inc.	10.500%	5/15/30	425	423
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,685	1,758
[3]	Match Group Holdings II LLC	4.625%	6/1/28	540	506
[3]	Match Group Holdings II LLC	5.625%	2/15/29	100	96
[3]	Match Group Holdings II LLC	4.125%	8/1/30	339	301
[3]	News Corp.	3.875%	5/15/29	1,030	949
[3]	Nexstar Media Inc.	5.625%	7/15/27	75	71
[3]	Nexstar Media Inc.	4.750%	11/1/28	390	346
[3,4]	Odido Holding BV	3.750%	1/15/29	1,065	1,074
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	814	788
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	590	538
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,372	2,136
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	675	705
	Paramount Global	4.200%	6/1/29	275	245
	Paramount Global	7.875%	7/30/30	225	231
	Paramount Global	4.200%	5/19/32	475	388
	Paramount Global	6.875%	4/30/36	550	515
	Paramount Global	4.850%	7/1/42	305	222
	Paramount Global	4.375%	3/15/43	700	464
	Paramount Global	5.850%	9/1/43	90	71
	Paramount Global	6.250%	2/28/57	904	740
	Paramount Global	6.375%	3/30/62	885	780
[3]	ROBLOX Corp.	3.875%	5/1/30	2,780	2,471
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	1,360	946
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	167	74
[3]	Scripps Escrow Inc.	5.875%	7/15/27	1,061	641
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	310	292
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	840	759
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	990	846
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	464	379
[3]	Sunrise FinCo I BV	4.875%	7/15/31	2,175	1,975
[3]	Sunrise HoldCo IV BV	5.500%	1/15/28	2,565	2,483
	TEGNA Inc.	4.625%	3/15/28	410	371
	TEGNA Inc.	5.000%	9/15/29	1,490	1,315
	Telecom Italia Capital SA	6.375%	11/15/33	34	32
[3]	Telecom Italia Capital SA	6.375%	11/15/33	202	198
	Telecom Italia Capital SA	6.000%	9/30/34	40	36
[3]	Telecom Italia Capital SA	6.000%	9/30/34	620	589
2

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Telecom Italia Capital SA	7.200%	7/18/36	201	193
[3]	Telecom Italia Capital SA	7.200%	7/18/36	599	618
	Telecom Italia Capital SA	7.721%	6/4/38	224	218
[3]	Telecom Italia Capital SA	7.721%	6/4/38	461	489
[3]	Uber Technologies Inc.	8.000%	11/1/26	300	302
[3]	Uber Technologies Inc.	7.500%	9/15/27	450	459
[3]	Uber Technologies Inc.	6.250%	1/15/28	250	250
[3]	Uber Technologies Inc.	4.500%	8/15/29	1,600	1,525
[3]	Univision Communications Inc.	8.000%	8/15/28	1,205	1,174
[3]	Univision Communications Inc.	4.500%	5/1/29	55	46
[3]	Univision Communications Inc.	7.375%	6/30/30	215	201
[3]	Univision Communications Inc.	8.500%	7/31/31	495	481
[5]	Videotron Ltd.	5.625%	6/15/25	275	202
[3]	Videotron Ltd.	5.125%	4/15/27	1,300	1,281
[3,5]	Videotron Ltd.	3.625%	6/15/28	2,690	1,885
[3]	Videotron Ltd.	3.625%	6/15/29	1,244	1,135
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	1,395	1,275
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,390	1,179
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	200	178
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	2,890	2,403
[3]	VZ Secured Financing BV	5.000%	1/15/32	1,705	1,455
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	520	524
[3]	WMG Acquisition Corp.	3.875%	7/15/30	2,275	2,032
[3]	WMG Acquisition Corp.	3.000%	2/15/31	1,160	1,000
[3]	Ziggo BV	4.875%	1/15/30	1,934	1,722
					98,233
Consumer Discretionary (15.9%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,195	2,055
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	900	849
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	225	204
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	1,420	1,425
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	3,940	3,466
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	540	525
[3]	Amer Sports Co.	6.750%	2/16/31	1,040	1,037
	American Axle & Manufacturing Inc.	5.000%	10/1/29	620	568
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,511	1,415
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,260	1,126
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	706
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	625	579
	Asbury Automotive Group Inc.	4.750%	3/1/30	464	431
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	795	720
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	95	95
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	170	153
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	1,037	926
	Bath & Body Works Inc.	6.694%	1/15/27	529	536
	Bath & Body Works Inc.	5.250%	2/1/28	40	39
[3]	Bath & Body Works Inc.	6.625%	10/1/30	915	918
	Bath & Body Works Inc.	6.875%	11/1/35	150	151
	Bath & Body Works Inc.	6.750%	7/1/36	25	25
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	290	265
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	770	776
[3,4]	Bertrand Franchise Finance SAS	6.500%	7/18/30	105	113
[3,4]	Bertrand Franchise Finance SAS	7.489%	7/18/30	325	349
	Boyd Gaming Corp.	4.750%	12/1/27	3,660	3,520
[3]	Boyd Gaming Corp.	4.750%	6/15/31	615	557
[3]	Boyne USA Inc.	4.750%	5/15/29	240	224
[3]	Builders FirstSource Inc.	5.000%	3/1/30	250	237
[3]	Builders FirstSource Inc.	4.250%	2/1/32	925	817
[3]	Builders FirstSource Inc.	6.375%	3/1/34	840	831
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	2,219	2,264
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	1,425	1,306
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	3,290	3,362
[3]	Caesars Entertainment Inc.	6.500%	2/15/32	685	688
[3]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	190	186
[3]	Carnival Corp.	7.625%	3/1/26	450	454
[3]	Carnival Corp.	5.750%	3/1/27	1,021	1,009
[3]	Carnival Corp.	4.000%	8/1/28	2,870	2,692
[3]	Carnival Corp.	6.000%	5/1/29	950	938
[3]	Carnival Corp.	7.000%	8/15/29	320	332
3

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Carnival Corp.	10.500%	6/1/30	1,245	1,352
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	775	839
	Cedar Fair LP	5.250%	7/15/29	1,325	1,269
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	700	694
	Century Communities Inc.	6.750%	6/1/27	288	289
[3]	Century Communities Inc.	3.875%	8/15/29	1,028	916
[3]	Churchill Downs Inc.	5.500%	4/1/27	55	54
[3]	Churchill Downs Inc.	4.750%	1/15/28	470	449
[3]	Churchill Downs Inc.	5.750%	4/1/30	1,005	977
[3]	Churchill Downs Inc.	6.750%	5/1/31	140	141
[3]	Cinemark USA Inc.	5.875%	3/15/26	330	326
[3]	Cinemark USA Inc.	5.250%	7/15/28	1,125	1,075
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	547	547
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	1,454	1,463
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	805	815
	Dana Inc.	5.625%	6/15/28	100	97
	Dana Inc.	4.250%	9/1/30	60	52
	Dana Inc.	4.500%	2/15/32	145	124
[3]	Flutter Treasury Designated Activity Co.	6.375%	4/29/29	410	413
	Ford Motor Co.	9.625%	4/22/30	60	70
	Ford Motor Co.	3.250%	2/12/32	800	662
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	373
	Ford Motor Credit Co. LLC	3.375%	11/13/25	270	261
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	196
	Ford Motor Credit Co. LLC	6.950%	3/6/26	400	407
	Ford Motor Credit Co. LLC	2.700%	8/10/26	840	789
[3]	Gap Inc.	3.625%	10/1/29	695	601
[3]	Gap Inc.	3.875%	10/1/31	520	434
[3]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	280	284
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	465	466
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	175	169
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,589	1,475
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	275	251
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	695	632
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	1,056	954
	Griffon Corp.	5.750%	3/1/28	500	483
[3]	Hanesbrands Inc.	4.875%	5/15/26	2,809	2,748
[3]	Hanesbrands Inc.	9.000%	2/15/31	1,130	1,184
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	254	253
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	95	95
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	475	435
	KB Home	4.800%	11/15/29	405	382
	KB Home	7.250%	7/15/30	225	232
	KB Home	4.000%	6/15/31	1,335	1,178
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,123	1,095
[3]	LCM Investments Holdings II LLC	4.875%	5/1/29	400	374
[3]	LCM Investments Holdings II LLC	8.250%	8/1/31	1,115	1,165
[3]	Light & Wonder International Inc.	7.000%	5/15/28	630	633
[3]	Lithia Motors Inc.	4.625%	12/15/27	2,145	2,049
[3]	Lithia Motors Inc.	3.875%	6/1/29	465	418
[3]	Lithia Motors Inc.	4.375%	1/15/31	500	446
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	435	433
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	255	238
[3]	Masterbrand Inc.	7.000%	7/15/32	535	541
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	600	588
[3]	Melco Resorts Finance Ltd.	7.625%	4/17/32	225	224
[3]	Merlin Entertainments Group US Holdings Inc.	7.375%	2/15/31	930	948
[3]	MGM China Holdings Ltd.	7.125%	6/26/31	300	302
	MGM Resorts International	5.750%	6/15/25	1,695	1,690
	MGM Resorts International	6.500%	4/15/32	510	508
[3]	Michaels Cos. Inc.	5.250%	5/1/28	1,350	1,078
[3]	Michaels Cos. Inc.	7.875%	5/1/29	943	610
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	275	277
[3,4]	Motion Finco Sarl	7.375%	6/15/30	300	333
[3]	NCL Corp. Ltd.	8.375%	2/1/28	1,505	1,573
[3]	NCL Corp. Ltd.	8.125%	1/15/29	670	702
[3]	NCL Corp. Ltd.	7.750%	2/15/29	405	421
[3]	NCL Finance Ltd.	6.125%	3/15/28	60	59
	Newell Brands Inc.	6.375%	9/15/27	1,128	1,112
	Newell Brands Inc.	6.625%	9/15/29	424	416
4

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newell Brands Inc.	6.875%	4/1/36	170	152
	Newell Brands Inc.	7.000%	4/1/46	275	223
[3]	Ontario Gaming GTA LP/OTG Co-Issuer Inc.	8.000%	8/1/30	275	282
[3]	OPENLANE Inc.	5.125%	6/1/25	245	241
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	1,565	1,454
[3]	Phinia Inc.	6.750%	4/15/29	115	117
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	285
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	2,270	2,242
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	1,345	1,325
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	890	879
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	1,721	1,817
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	155	166
[3]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	138	143
[3]	Royal Caribbean Cruises Ltd.	6.250%	3/15/32	560	564
	Sally Holdings LLC / Sally Capital Inc.	6.750%	3/1/32	85	84
	Sands China Ltd.	5.125%	8/8/25	600	595
	Sands China Ltd.	5.400%	8/8/28	425	416
	Service Corp. International	4.625%	12/15/27	370	358
	Service Corp. International	5.125%	6/1/29	1,985	1,932
	Service Corp. International	3.375%	8/15/30	930	811
	Service Corp. International	4.000%	5/15/31	1,790	1,596
[3]	Six Flags Entertainment Corp.	7.250%	5/15/31	275	279
[3]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	1,455	1,479
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	1,178	1,122
[3]	Station Casinos LLC	6.625%	3/15/32	275	274
[3]	Studio City Finance Ltd.	5.000%	1/15/29	465	409
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	450	448
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	690	661
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	589	498
	Under Armour Inc.	3.250%	6/15/26	1,410	1,339
[3]	Vail Resorts Inc.	6.500%	5/15/32	700	708
[3]	Viking Cruises Ltd.	5.875%	9/15/27	300	297
[3]	Viking Cruises Ltd.	7.000%	2/15/29	150	151
[3]	Viking Cruises Ltd.	9.125%	7/15/31	960	1,039
[3]	Wand NewCo 3 Inc.	7.625%	1/30/32	1,120	1,157
[3]	William Carter Co.	5.625%	3/15/27	254	251
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,460	1,424
[3]	Wynn Macau Ltd.	5.500%	1/15/26	650	637
[3]	Wynn Macau Ltd.	5.500%	10/1/27	600	572
[3]	Wynn Macau Ltd.	5.625%	8/26/28	300	281
[3]	Wynn Macau Ltd.	5.125%	12/15/29	1,965	1,774
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	303	288
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	1,550	1,607
[3]	Yum! Brands Inc.	4.750%	1/15/30	1,095	1,043
	Yum! Brands Inc.	3.625%	3/15/31	1,440	1,271
	Yum! Brands Inc.	4.625%	1/31/32	460	423
					119,122
Consumer Staples (3.5%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	340	342
	B&G Foods Inc.	5.250%	9/15/27	1,635	1,517
[3]	B&G Foods Inc.	8.000%	9/15/28	1,080	1,096
[3]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	4.750%	1/15/29	145	138
[3]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	760	772
[3,4]	Darling Global Finance BV	3.625%	5/15/26	395	418
[3]	Darling Ingredients Inc.	5.250%	4/15/27	530	518
[3]	Darling Ingredients Inc.	6.000%	6/15/30	175	172
[3]	Energizer Holdings Inc.	4.750%	6/15/28	3,630	3,399
[3]	Energizer Holdings Inc.	4.375%	3/31/29	555	502
[3]	Fiesta Purchaser Inc.	7.875%	3/1/31	50	52
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	710	728
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	180	174
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	965	875
[3]	Performance Food Group Inc.	5.500%	10/15/27	3,415	3,340
[3]	Performance Food Group Inc.	4.250%	8/1/29	1,375	1,251
[3,4]	Picard Groupe SAS	6.375%	7/1/29	435	465
[3]	Post Holdings Inc.	5.625%	1/15/28	2,245	2,211
[3]	Post Holdings Inc.	5.500%	12/15/29	1,425	1,374
[3]	Post Holdings Inc.	4.625%	4/15/30	1,314	1,207
[3]	Post Holdings Inc.	4.500%	9/15/31	1,220	1,093
5

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Post Holdings Inc.	6.250%	2/15/32	720	722
[3]	Prestige Brands Inc.	5.125%	1/15/28	825	801
[3]	Prestige Brands Inc.	3.750%	4/1/31	300	261
[3]	United Natural Foods Inc.	6.750%	10/15/28	770	694
[3]	US Foods Inc.	6.875%	9/15/28	70	72
[3]	US Foods Inc.	4.750%	2/15/29	574	544
[3]	US Foods Inc.	4.625%	6/1/30	713	663
[3]	US Foods Inc.	7.250%	1/15/32	440	457
					25,858
Energy (11.2%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	170	169
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	237	233
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/29	375	364
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	1,370	1,382
	Apache Corp.	4.875%	11/15/27	615	593
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	475	475
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	720	733
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	270	278
	Buckeye Partners LP	4.350%	10/15/24	50	50
[3]	Buckeye Partners LP	4.125%	3/1/25	1,195	1,178
	Buckeye Partners LP	3.950%	12/1/26	288	274
	Buckeye Partners LP	4.125%	12/1/27	815	761
[3]	Buckeye Partners LP	4.500%	3/1/28	2,884	2,710
[3]	Buckeye Partners LP	6.875%	7/1/29	875	878
	Buckeye Partners LP	5.850%	11/15/43	500	428
[3]	Chesapeake Energy Corp.	5.875%	2/1/29	505	500
[3]	Chesapeake Energy Corp.	6.750%	4/15/29	735	736
[3]	Civitas Resources Inc.	8.375%	7/1/28	565	593
[3]	Civitas Resources Inc.	8.625%	11/1/30	250	268
[3]	Civitas Resources Inc.	8.750%	7/1/31	390	418
[3]	CNX Resources Corp.	6.000%	1/15/29	175	172
[3]	CNX Resources Corp.	7.375%	1/15/31	560	572
[3]	CNX Resources Corp.	7.250%	3/1/32	280	285
	Continental Resources Inc.	4.375%	1/15/28	628	603
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	510	509
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	720	755
[3]	DT Midstream Inc.	4.125%	6/15/29	2,985	2,760
[3]	DT Midstream Inc.	4.375%	6/15/31	3,326	3,036
[3]	Enerflex Ltd.	9.000%	10/15/27	1,415	1,436
[3]	EnLink Midstream LLC	5.625%	1/15/28	445	441
	EnLink Midstream LLC	5.375%	6/1/29	220	215
[3]	EnLink Midstream LLC	6.500%	9/1/30	585	598
	EnLink Midstream Partners LP	4.150%	6/1/25	630	619
	EnLink Midstream Partners LP	4.850%	7/15/26	591	580
	EnLink Midstream Partners LP	5.600%	4/1/44	25	22
	EQM Midstream Partners LP	4.000%	8/1/24	233	232
[3]	EQM Midstream Partners LP	6.000%	7/1/25	1,365	1,366
	EQM Midstream Partners LP	4.125%	12/1/26	100	96
[3]	EQM Midstream Partners LP	7.500%	6/1/27	165	169
[3]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,729
	EQM Midstream Partners LP	5.500%	7/15/28	846	833
[3]	EQM Midstream Partners LP	4.500%	1/15/29	990	935
[3]	EQM Midstream Partners LP	7.500%	6/1/30	820	874
[3]	EQM Midstream Partners LP	4.750%	1/15/31	2,550	2,387
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	725	748
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/32	210	212
	Genesis Energy LP/ Genesis Energy Finance Corp.	7.750%	2/1/28	175	177
[3]	Hess Midstream Operations LP	6.500%	6/1/29	370	375
[3]	Kinetik Holdings LP	6.625%	12/15/28	665	676
[3]	Kinetik Holdings LP	5.875%	6/15/30	135	133
[3]	Matador Resources Co.	6.875%	4/15/28	1,375	1,396
[3]	Matador Resources Co.	6.500%	4/15/32	718	719
[3]	Noble Finance II LLC	8.000%	4/15/30	2,123	2,206
[3]	Northriver Midstream Finance LP	6.750%	7/15/32	1,250	1,253
	Ovintiv Inc.	7.200%	11/1/31	90	97
	Ovintiv Inc.	7.375%	11/1/31	869	944
	Ovintiv Inc.	6.500%	8/15/34	247	258
[3]	Permian Resources Operating LLC	5.375%	1/15/26	80	79
[3]	Permian Resources Operating LLC	7.750%	2/15/26	65	66
6

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Permian Resources Operating LLC	8.000%	4/15/27	910	930
[3]	Permian Resources Operating LLC	5.875%	7/1/29	2,306	2,274
[3]	Permian Resources Operating LLC	9.875%	7/15/31	550	609
[3]	Permian Resources Operating LLC	7.000%	1/15/32	1,320	1,357
	Range Resources Corp.	8.250%	1/15/29	925	959
[3]	Range Resources Corp.	4.750%	2/15/30	1,762	1,653
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	75	71
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	75	69
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	125	128
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	145	152
	SM Energy Co.	6.750%	9/15/26	686	685
	SM Energy Co.	6.625%	1/15/27	30	30
	SM Energy Co.	6.500%	7/15/28	609	604
	Southwestern Energy Co.	5.375%	2/1/29	667	647
	Southwestern Energy Co.	5.375%	3/15/30	1,668	1,612
	Southwestern Energy Co.	4.750%	2/1/32	670	615
[3]	Sunoco LP	7.000%	5/1/29	460	472
[3]	Sunoco LP	7.250%	5/1/32	430	445
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	1,930	1,930
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	425	423
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	645	661
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	1,155	1,082
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,400	1,296
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	1,085	1,090
[3]	Transocean Inc.	8.250%	5/15/29	185	185
[3]	Transocean Inc.	8.750%	2/15/30	2,659	2,792
[3]	Transocean Inc.	8.500%	5/15/31	755	754
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	145	150
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	1,435	1,445
[3]	Valaris Ltd.	8.375%	4/30/30	1,435	1,485
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,620	1,476
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	955	970
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,375	1,234
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	910	777
[3]	Venture Global LNG Inc.	8.125%	6/1/28	160	165
[3]	Venture Global LNG Inc.	9.500%	2/1/29	1,655	1,813
[3]	Venture Global LNG Inc.	8.375%	6/1/31	665	690
[3]	Venture Global LNG Inc.	9.875%	2/1/32	785	854
[3]	Viper Energy Inc.	7.375%	11/1/31	355	368
[3]	Vital Energy Inc.	7.750%	7/31/29	885	892
[3]	Vital Energy Inc.	7.875%	4/15/32	2,060	2,092
[3]	Weatherford International Ltd.	8.625%	4/30/30	1,800	1,867
	Western Midstream Operating LP	4.650%	7/1/26	353	346
	Western Midstream Operating LP	4.500%	3/1/28	50	48
	Western Midstream Operating LP	4.050%	2/1/30	45	42
	Western Midstream Operating LP	5.450%	4/1/44	370	331
	Western Midstream Operating LP	5.300%	3/1/48	92	79
					84,233
Financials (8.5%)
[3]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	1,485	1,496
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	2,700	2,454
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	510	472
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	3,505	3,498
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	1,175	1,178
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	530	536
[3]	AmWINS Group Inc.	6.375%	2/15/29	535	537
[3]	AmWINS Group Inc.	4.875%	6/30/29	165	154
	Block Inc.	2.750%	6/1/26	1,310	1,239
	Block Inc.	3.500%	6/1/31	585	505
[3]	Block Inc.	6.500%	5/15/32	2,970	3,010
[3]	Credit Acceptance Corp.	9.250%	12/15/28	1,073	1,135
[3]	Fair Isaac Corp.	4.000%	6/15/28	987	923
[3]	FirstCash Inc.	4.625%	9/1/28	640	602
[3]	FirstCash Inc.	5.625%	1/1/30	530	502
[3]	FirstCash Inc.	6.875%	3/1/32	375	375
[3]	Freedom Mortgage Corp.	7.625%	5/1/26	360	358
[3]	Freedom Mortgage Corp.	6.625%	1/15/27	690	666
[3]	Freedom Mortgage Corp.	12.000%	10/1/28	1,000	1,074
[3]	Freedom Mortgage Corp.	12.250%	10/1/30	900	969
7

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	420	420
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	225	219
[3]	GGAM Finance Ltd.	7.750%	5/15/26	450	460
[3]	GGAM Finance Ltd.	8.000%	2/15/27	895	925
[3]	GGAM Finance Ltd.	8.000%	6/15/28	1,105	1,163
[3]	GGAM Finance Ltd.	6.875%	4/15/29	585	595
[3]	goeasy Ltd.	4.375%	5/1/26	896	868
[3]	goeasy Ltd.	9.250%	12/1/28	635	674
[3]	goeasy Ltd.	7.625%	7/1/29	840	857
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	1,240	1,232
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	900	896
[3]	HUB International Ltd.	5.625%	12/1/29	735	695
[3]	HUB International Ltd.	7.250%	6/15/30	2,400	2,459
[3]	HUB International Ltd.	7.375%	1/31/32	735	746
[3]	Intercontinental Exchange Inc.	3.625%	9/1/28	1,297	1,223
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	1,810	1,793
[3]	Intesa Sanpaolo SpA	4.198%	6/1/32	275	234
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	65	64
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	400	379
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	545	503
[3,6]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	670	675
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	653	665
[3]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	525	556
[3]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	125	129
[3]	Nationstar Mortgage Holdings Inc.	6.000%	1/15/27	150	148
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	1,020	981
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	2,527	2,320
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	1,204	1,131
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	862	867
	Navient Corp.	6.750%	6/15/26	15	15
	Navient Corp.	4.875%	3/15/28	298	273
	Navient Corp.	5.500%	3/15/29	1,095	999
	Navient Corp.	9.375%	7/25/30	205	216
	Navient Corp.	5.625%	8/1/33	181	144
	OneMain Finance Corp.	7.125%	3/15/26	2,461	2,498
	OneMain Finance Corp.	3.500%	1/15/27	1,430	1,340
	OneMain Finance Corp.	3.875%	9/15/28	1,330	1,192
	OneMain Finance Corp.	9.000%	1/15/29	968	1,021
	OneMain Finance Corp.	7.875%	3/15/30	15	16
	OneMain Finance Corp.	4.000%	9/15/30	620	532
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,330	2,357
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,045	1,036
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	1,065	968
[3]	PennyMac Financial Services Inc.	7.875%	12/15/29	325	335
[3]	PennyMac Financial Services Inc.	7.125%	11/15/30	615	613
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	140	131
	Radian Group Inc.	4.500%	10/1/24	1,710	1,702
	Radian Group Inc.	4.875%	3/15/27	175	171
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	175	163
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	560	509
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	120	121
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	460	457
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	880	859
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	320	304
[3]	USI Inc.	7.500%	1/15/32	300	305
					63,837
Health Care (7.4%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	625	611
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	825	785
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	1,881	1,968
[3]	Avantor Funding Inc.	4.625%	7/15/28	1,710	1,627
[3]	Avantor Funding Inc.	3.875%	11/1/29	345	313
[3]	Bausch & Lomb Corp.	8.375%	10/1/28	2,270	2,327
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	330	308
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	250	245
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	250	239
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	895	856
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	625	590
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	500	457
8

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	2,545	2,368
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	665	586
[3]	CHS/Community Health Systems Inc.	5.250%	5/15/30	780	644
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	501	394
[3]	CHS/Community Health Systems Inc.	10.875%	1/15/32	1,690	1,761
[3,6]	Concentra Escrow Issuer Corp.	6.875%	7/15/32	300	304
[3]	DaVita Inc.	3.750%	2/15/31	1,120	956
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	1,830	1,893
[3,4]	Grifols SA	2.250%	11/15/27	1,325	1,268
[3,4]	Grifols SA	3.875%	10/15/28	325	285
[3]	Grifols SA	4.750%	10/15/28	940	811
	HCA Inc.	7.690%	6/15/25	80	81
	HCA Inc.	5.875%	2/15/26	280	281
	HCA Inc.	5.875%	2/1/29	275	280
	HCA Inc.	3.500%	9/1/30	50	45
[3]	Hologic Inc.	3.250%	2/15/29	1,475	1,324
[3]	IQVIA Inc.	5.000%	10/15/26	200	196
[3]	IQVIA Inc.	5.000%	5/15/27	3,578	3,496
[3,4]	IQVIA Inc.	2.250%	1/15/28	1,200	1,193
[3,4]	IQVIA Inc.	2.875%	6/15/28	1,555	1,566
	IQVIA Inc.	6.250%	2/1/29	480	493
[3]	IQVIA Inc.	6.500%	5/15/30	200	203
[3]	Jazz Securities DAC	4.375%	1/15/29	750	696
[3]	LifePoint Health Inc.	11.000%	10/15/30	540	595
[3]	Medline Borrower LP	3.875%	4/1/29	4,015	3,697
[3]	Medline Borrower LP	5.250%	10/1/29	2,489	2,372
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	645	652
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	1,365	1,268
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	95	85
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	220	220
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/34	80	82
[3]	Owens & Minor Inc.	4.500%	3/31/29	455	392
[3]	Owens & Minor Inc.	6.625%	4/1/30	1,077	979
[3]	Star Parent Inc.	9.000%	10/1/30	520	547
[3]	Surgery Center Holdings Inc.	7.250%	4/15/32	724	733
[3]	Teleflex Inc.	4.250%	6/1/28	1,141	1,075
	Tenet Healthcare Corp.	5.125%	11/1/27	355	347
	Tenet Healthcare Corp.	4.625%	6/15/28	1,180	1,122
	Tenet Healthcare Corp.	6.125%	10/1/28	659	655
	Tenet Healthcare Corp.	4.250%	6/1/29	495	461
	Tenet Healthcare Corp.	4.375%	1/15/30	720	667
	Tenet Healthcare Corp.	6.125%	6/15/30	1,445	1,436
	Tenet Healthcare Corp.	6.750%	5/15/31	1,790	1,818
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	1,605	1,507
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	200	193
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	1,100	1,125
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	585	563
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	755	811
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	665	739
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	189	132
					55,723
Industrials (9.0%)
[3]	Air Canada	3.875%	8/15/26	1,480	1,409
[3]	Allison Transmission Inc.	4.750%	10/1/27	60	58
[3]	Allison Transmission Inc.	5.875%	6/1/29	210	208
[3]	Allison Transmission Inc.	3.750%	1/30/31	39	34
[3]	American Airlines Inc.	7.250%	2/15/28	286	286
[3]	American Airlines Inc.	8.500%	5/15/29	348	362
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	520	516
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	1,059	1,032
[3]	Aramark Services Inc.	5.000%	4/1/25	1,871	1,859
[3]	Aramark Services Inc.	5.000%	2/1/28	1,700	1,643
[3]	Boeing Co.	6.528%	5/1/34	150	154
[3]	Boeing Co.	6.858%	5/1/54	370	379
[3]	Bombardier Inc.	8.750%	11/15/30	350	378
[3]	Bombardier Inc.	7.250%	7/1/31	360	370
[3]	Bombardier Inc.	7.000%	6/1/32	270	274
[3]	Brink's Co.	6.500%	6/15/29	130	131
[3]	BWX Technologies Inc.	4.125%	6/30/28	1,058	986
9

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BWX Technologies Inc.	4.125%	4/15/29	1,324	1,221
[3]	Chart Industries Inc.	7.500%	1/1/30	170	176
[3]	Chart Industries Inc.	9.500%	1/1/31	335	363
[3]	Clean Harbors Inc.	4.875%	7/15/27	1,449	1,403
[3]	Clean Harbors Inc.	5.125%	7/15/29	658	632
[3]	Clean Harbors Inc.	6.375%	2/1/31	726	728
	Delta Air Lines Inc.	3.750%	10/28/29	145	133
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	4,105	4,140
[3,6]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/31	405	410
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,447	2,204
[3]	Garda World Security Corp.	4.625%	2/15/27	70	67
[3]	Garda World Security Corp.	7.750%	2/15/28	240	245
[3]	Gates Corp.	6.875%	7/1/29	335	341
[3]	Genesee & Wyoming Inc.	6.250%	4/15/32	550	548
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	2,260	2,150
[3]	Herc Holdings Inc.	5.500%	7/15/27	4,536	4,471
[3]	Herc Holdings Inc.	6.625%	6/15/29	1,500	1,521
[4]	Loxam SAS	2.875%	4/15/26	655	682
[4]	Loxam SAS	3.750%	7/15/26	400	422
[3]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	186	186
[3]	Mueller Water Products Inc.	4.000%	6/15/29	75	69
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	505	530
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	895	901
[3,4]	Q-Park Holding I BV	5.125%	3/1/29	610	653
[3]	Reworld Holding Corp.	4.875%	12/1/29	1,405	1,284
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	290	267
[3]	Rolls-Royce plc	3.625%	10/14/25	810	786
[3]	Sensata Technologies BV	5.000%	10/1/25	1,400	1,413
[3]	Sensata Technologies Inc.	4.375%	2/15/30	150	138
[3]	Sensata Technologies Inc.	3.750%	2/15/31	515	449
[3]	Sensata Technologies Inc.	6.625%	7/15/32	475	478
	Spirit AeroSystems Inc.	3.850%	6/15/26	65	63
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,711	1,842
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,370	1,511
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	800	825
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	1,010	979
[3]	TopBuild Corp.	3.625%	3/15/29	60	54
[3]	TopBuild Corp.	4.125%	2/15/32	275	242
	TransDigm Inc.	5.500%	11/15/27	425	417
[3]	TransDigm Inc.	6.750%	8/15/28	3,065	3,106
	TransDigm Inc.	4.625%	1/15/29	1,979	1,849
[3]	TransDigm Inc.	6.375%	3/1/29	2,304	2,318
	TransDigm Inc.	4.875%	5/1/29	391	366
[3]	TransDigm Inc.	6.875%	12/15/30	1,240	1,266
[3]	TransDigm Inc.	7.125%	12/1/31	1,370	1,414
[3]	TransDigm Inc.	6.625%	3/1/32	808	817
[3]	Triumph Group Inc.	9.000%	3/15/28	486	510
[7]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	408	409
[3]	United Airlines Inc.	4.375%	4/15/26	425	411
[3]	United Airlines Inc.	4.625%	4/15/29	1,491	1,389
	United Rentals North America Inc.	5.500%	5/15/27	638	633
	United Rentals North America Inc.	4.875%	1/15/28	1,674	1,621
	United Rentals North America Inc.	5.250%	1/15/30	590	571
	United Rentals North America Inc.	4.000%	7/15/30	1,895	1,715
	United Rentals North America Inc.	3.875%	2/15/31	881	787
	United Rentals North America Inc.	3.750%	1/15/32	625	544
[3]	Velocity Vehicle Group LLC	8.000%	6/1/29	165	170
[3]	WESCO Distribution Inc.	6.375%	3/15/29	700	703
[3]	WESCO Distribution Inc.	6.625%	3/15/32	560	566
[3]	Williams Scotsman Inc.	4.625%	8/15/28	530	500
[3]	Williams Scotsman Inc.	6.625%	6/15/29	505	509
[3]	Williams Scotsman Inc.	7.375%	10/1/31	615	632
					67,829
Materials (9.1%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/27	175	171
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	485	486
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	915	804
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	1,935	1,640
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,190	1,033
10

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,8]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	114
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	400	248
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,550	955
[3]	Arsenal AIC Parent LLC	8.000%	10/1/30	340	357
	ATI Inc.	7.250%	8/15/30	920	952
[3]	Avient Corp.	7.125%	8/1/30	1,513	1,540
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	780	812
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	1,720	1,543
[4]	Ball Corp.	1.500%	3/15/27	1,295	1,293
	Ball Corp.	6.875%	3/15/28	845	867
	Ball Corp.	6.000%	6/15/29	750	754
	Ball Corp.	2.875%	8/15/30	360	306
	Ball Corp.	3.125%	9/15/31	425	359
[3]	Berry Global Inc.	4.500%	2/15/26	1,478	1,445
[3]	Berry Global Inc.	4.875%	7/15/26	370	363
[3]	Berry Global Inc.	5.625%	7/15/27	195	192
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	235	226
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	425	380
	Celanese US Holdings LLC	6.350%	11/15/28	450	462
	Celanese US Holdings LLC	6.550%	11/15/30	450	470
	Celanese US Holdings LLC	6.700%	11/15/33	450	473
	Chemours Co.	5.375%	5/15/27	150	142
[3]	Chemours Co.	5.750%	11/15/28	1,015	938
[3]	Chemours Co.	4.625%	11/15/29	1,704	1,467
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/30	90	89
[3]	Cleveland-Cliffs Inc.	7.000%	3/15/32	920	911
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	870	856
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	440	430
	Commercial Metals Co.	4.125%	1/15/30	225	206
	Commercial Metals Co.	3.875%	2/15/31	95	84
	Commercial Metals Co.	4.375%	3/15/32	605	546
[3]	Constellium SE	5.875%	2/15/26	447	445
[3]	Constellium SE	5.625%	6/15/28	515	505
[3]	Constellium SE	3.750%	4/15/29	980	889
	Crown Americas LLC	5.250%	4/1/30	580	561
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	1,640	1,612
[3]	Element Solutions Inc.	3.875%	9/1/28	1,286	1,183
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	200	209
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	895	875
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,025	916
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	535	529
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,042
[3]	Graphic Packaging International LLC	4.750%	7/15/27	205	200
[3]	Graphic Packaging International LLC	3.500%	3/15/28	2,090	1,927
[3]	Graphic Packaging International LLC	3.500%	3/1/29	315	283
[3]	Graphic Packaging International LLC	3.750%	2/1/30	345	308
[3]	Graphic Packaging International LLC	6.375%	7/15/32	795	795
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	950	943
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	630	589
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	964	922
[3]	NOVA Chemicals Corp.	8.500%	11/15/28	480	509
[3]	NOVA Chemicals Corp.	4.250%	5/15/29	620	546
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	1,320	1,395
[3]	Novelis Corp.	3.250%	11/15/26	895	841
[3]	Novelis Corp.	4.750%	1/30/30	1,134	1,052
[3]	Novelis Corp.	3.875%	8/15/31	1,913	1,657
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	764	694
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	1,680	1,780
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	345	314
[3]	Olympus Water US Holding Corp.	7.250%	6/15/31	2,380	2,367
[3]	Owens Corning	3.500%	2/15/30	30	27
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,080	1,078
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	700	701
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	1,170	1,173
[3]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	525	492
[3]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	135	126
[3]	Sealed Air Corp.	4.000%	12/1/27	275	258
[3]	Sealed Air Corp.	5.000%	4/15/29	255	243
[3]	Sealed Air Corp.	6.875%	7/15/33	55	57
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	395	396
11

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	290	299
	Silgan Holdings Inc.	4.125%	2/1/28	620	585
[4]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,287
[3]	SNF Group SACA	3.125%	3/15/27	430	396
[3]	SNF Group SACA	3.375%	3/15/30	160	138
[3]	Standard Industries Inc.	5.000%	2/15/27	1,005	977
[3]	Standard Industries Inc.	4.750%	1/15/28	1,170	1,116
[3]	Standard Industries Inc.	4.375%	7/15/30	1,325	1,197
[3]	Standard Industries Inc.	3.375%	1/15/31	1,690	1,423
[3]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	170	176
[4]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	1,045
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	480	502
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	1,355	1,328
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	300	298
[3]	Tronox Inc.	4.625%	3/15/29	1,515	1,369
[3]	Windsor Holdings III LLC	8.500%	6/15/30	1,000	1,045
[3]	WR Grace Holdings LLC	5.625%	8/15/29	730	671
[3]	WR Grace Holdings LLC	7.375%	3/1/31	280	284
					68,489
Real Estate (1.4%)
	Brandywine Operating Partnership LP	8.875%	4/12/29	80	83
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	680	716
[3]	Greystar Real Estate Partners LLC	7.750%	9/1/30	175	184
[3]	Iron Mountain Inc.	4.875%	9/15/27	1,070	1,038
[3]	Iron Mountain Inc.	5.250%	3/15/28	15	15
[3]	Iron Mountain Inc.	5.000%	7/15/28	130	125
[3]	Iron Mountain Inc.	7.000%	2/15/29	1,080	1,100
[3]	Iron Mountain Inc.	4.875%	9/15/29	2,009	1,891
[3]	Iron Mountain Inc.	5.250%	7/15/30	1,010	960
[3]	Iron Mountain Inc.	4.500%	2/15/31	303	273
[3]	Iron Mountain Inc.	5.625%	7/15/32	265	251
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	13	12
	MPT Operating Partnership LP / MPT Finance Corp.	5.250%	8/1/26	190	173
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	320	235
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	460	299
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	350	354
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	315	315
	SBA Communications Corp.	3.875%	2/15/27	385	367
	SBA Communications Corp.	3.125%	2/1/29	370	330
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	1,615	1,559
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	70	66
					10,346
Technology (6.3%)
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	2,668	2,458
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	1,675	1,747
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	62	62
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	815	803
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	345	329
[3]	Central Parent LLC / CDK Global II LLC/CDK Financing Co. Inc.	8.000%	6/15/29	570	579
[3]	Cloud Software Group Inc.	6.500%	3/31/29	380	365
[3]	Cloud Software Group Inc.	9.000%	9/30/29	160	155
[3]	Cloud Software Group Inc.	8.250%	6/30/32	1,535	1,565
[3]	Coherent Corp.	5.000%	12/15/29	1,775	1,681
[3]	CommScope Inc.	7.125%	7/1/28	265	109
	Cotiviti Corp.	7.625%	5/1/31	60	60
[3]	Entegris Inc.	4.375%	4/15/28	1,845	1,740
[3]	Entegris Inc.	4.750%	4/15/29	1,210	1,156
[3]	Entegris Inc.	3.625%	5/1/29	570	513
[3]	Entegris Inc.	5.950%	6/15/30	600	594
[3]	Fortress Intermediate 3 Inc.	7.500%	6/1/31	1,175	1,205
[3]	Gen Digital Inc.	5.000%	4/15/25	3,035	3,015
[3]	Imola Merger Corp.	4.750%	5/15/29	6,075	5,683
[3]	Insight Enterprises Inc.	6.625%	5/15/32	165	168
[3]	McAfee Corp.	7.375%	2/15/30	2,720	2,511
[3]	NCR Atleos Corp.	9.500%	4/1/29	1,480	1,600
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,337
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,609
	Nokia OYJ	6.625%	5/15/39	60	60
[3]	Open Text Corp.	3.875%	2/15/28	1,998	1,849
12

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Open Text Corp.	3.875%	12/1/29	1,650	1,478
[3]	Open Text Holdings Inc.	4.125%	2/15/30	1,705	1,539
[3]	Open Text Holdings Inc.	4.125%	12/1/31	640	563
[3]	PTC Inc.	3.625%	2/15/25	435	429
[3]	PTC Inc.	4.000%	2/15/28	385	363
[3]	Rocket Software Inc.	9.000%	11/28/28	330	336
	Seagate HDD Cayman	8.250%	12/15/29	265	284
	Seagate HDD Cayman	8.500%	7/15/31	195	210
[3]	SS&C Technologies Inc.	5.500%	9/30/27	4,020	3,960
[3]	UKG Inc.	6.875%	2/1/31	3,075	3,114
	Western Digital Corp.	4.750%	2/15/26	404	395
	Western Digital Corp.	2.850%	2/1/29	95	82
[3]	Xerox Holdings Corp.	8.875%	11/30/29	182	174
					46,880
Utilities (2.1%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	186	186
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	2,190	2,122
[3]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	770	791
[3]	Calpine Corp.	4.500%	2/15/28	713	678
[3]	Calpine Corp.	5.125%	3/15/28	125	120
[3]	Calpine Corp.	4.625%	2/1/29	335	313
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	721	688
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	3,055	2,669
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	556	473
	FirstEnergy Corp.	4.150%	7/15/27	22	21
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	1,158	1,157
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	102
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	1,940	1,846
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	750	708
[3]	NextEra Energy Operating Partners LP	7.250%	1/15/29	1,210	1,241
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	140	130
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	415	373
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	560	551
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	500	466
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	560	583
[3]	Vistra Operations Co. LLC	6.875%	4/15/32	275	279
					15,497
Total Corporate Bonds (Cost $671,336)					656,047
Floating Rate Loan Interests (3.0%)
[9]	1011778 BC Unlimited Liability Co. Term Loan B-5, TSFR1M + 2.250%	7.595%	9/20/30	195	194
[9]	Amer Sports Co. Term Loan, TSFR3M + 3.250%	8.577%	2/17/31	130	131
[9]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	1,687	1,741
[9]	American Builders & Contractors Supply Co. Inc. Term Loan B, TSFR1M + 2.000%	7.345%	1/31/31	60	60
[9]	AmWINS Group Inc. Term Loan B, TSFR1M + 2.250%	7.600%	2/22/28	90	90
[9]	Arsenal AIC Parent LLC Term Loabn B TSFR1M + 3.750%	9.094%	8/18/30	258	259
[9]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.679%	8/19/28	486	482
[9]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	8.594%	2/15/29	784	781
[9]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.669%–8.689%	5/10/27	920	909
[9]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.750%	8.179%	6/7/28	490	490
[9]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.845%	8/18/28	550	547
[9]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.409%	3/30/29	75	75
[9]	Cotiviti Corp.Term Loan, TSFR1M + 3.250%	8.579%	5/1/31	184	184
[9]	Cushman & Wakefield U.S. Borrower LLC Term Loan, TSFR1M + 3.750%	9.094%	1/31/30	419	421
[9]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.458%	8/2/27	35	36
[9]	Dun & Bradstreet Corp. Term Loan B, TSFR3M + 2.750%	8.097%	1/18/29	1,654	1,654
[9]	Endo Luxembourg Finance Co. I S.a r.l. Term Loan B, TSFR3M + 4.500%	9.826%	4/23/31	965	962
[9]	First Student Bidco Inc. Term Loan B, TSFR3M + 3.000%	8.345%	7/21/28	592	592
[9]	First Student Bidco Inc. Term Loan C, TSFR3M + 3.000%	8.345%	7/21/28	189	189
[9]	Fortress Intermediate 3, Inc. Term Loan, TSFR1M + 3.750%	9.096%	5/9/31	535	535
[9]	Grant Thornton Advisors LLC Term Loan B, TSFR3M + 3.250%	8.597%	6/2/31	330	331
[9]	GTCR W Merger Sub LLC Term Loan B, TSFR3M + 3.000%	8.335%	1/31/31	60	60
[9]	GTR W Merger Sub LLC Term Loan B, TSFR3M + 3.000%	8.335%	1/31/31	485	485
[9]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.500%	8.844%	2/15/31	853	854
[9]	HUB International Ltd. Term Loan B, TSFR3M + 3.250%	8.567%–8.575%	6/20/30	1,046	1,048
[9]	IRB Holding Corp. Term Loan B, TSFR1M + 2.750%	8.179%	12/15/27	1,379	1,378
[9]	McAfee LLC Term Loan B, TSFR1M + 3.250%	8.587%	3/1/29	860	859
[9]	McAfee LLC Term Loan B, TSFR1M + 3.750%	8.579%	3/1/29	48	48
[9]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	8.094%	10/23/28	1,723	1,725
13

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	MI Windows and Doors LLC Term Loan B-2, TSFR1M + 3.500%	8.844%	3/28/31	70	70
[9]	Mileage Plus Holdings LLC Term Loan B, TSFR3M + 5.250%	10.744%	6/21/27	141	144
[9]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.180%	3/27/29	397	401
[9]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.500%	7.802%	8/16/30	704	704
[9]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	9.194%	2/1/28	384	384
[9]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 2.000%	7.350%	1/25/31	566	566
[9,10]	Sedgwick Claims Management Services Inc.	—%	6/27/31	610	609
[9]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.075%	10/20/27	102	104
[9]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	9.085%	9/27/30	165	164
[9]	Trans Union LLC Term Loan B-7, TSFR1M + 2.000%	7.344%	12/1/28	691	691
[9]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 3.250%	8.587%	5/6/31	510	511
[9]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	10.085%	5/6/32	225	229
[9]	United Airlines Inc. Term Loan B, TSFR1M + 2.750%	8.094%	2/22/31	105	105
[9]	W.R. Grace & Co. Conn. Term Loan B, TSFR1M + 3.250%	8.594%	9/22/28	90	90
[9]	Wand NewCo 3 Inc. Terem Loan B, TSFR1M +3.750%	9.094%	1/30/31	760	764
Total Floating Rate Loan Interests (Cost $22,513)					22,656
				Shares
Temporary Cash Investments (3.6%)
Money Market Fund (0.9%)
[11]	Vanguard Market Liquidity Fund	5.380%		65,834	6,583
			Maturity Date	Face Amount ($000)
Repurchase Agreement (2.1%)
	Bank of America Securities, LLC (Dated 6/28/24, Repurchase Value $15,607,000, collateralized by Fannie Mae 4.450%–7.500%, 1/1/31–1/1/54, and Freddie Mac 6.247%, 1/1/54, with a value of $15,912,000)	5.320%	7/1/24	15,600	15,600
U.S. Government and Agency Obligations (0.6%)
	United States Treasury Bill	5.344%	10/17/24	4,860	4,784
Total Temporary Cash Investments (Cost $26,967)					26,967
Total Investments (98.9%) (Cost $757,011)					741,786
Other Assets and Liabilities—Net (1.1%)					8,326
Net Assets (100%)					750,112
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,140,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $688,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $531,825,000, representing 70.9% of net assets.
4	Face amount denominated in euro.
5	Face amount denominated in Canadian dollars.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2024.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Face amount denominated in British pounds.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Represents an unsettled loan as of June 30, 2024. The coupon rate is not known until the settlement date.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
14

High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	66	13,478	25
5-Year U.S. Treasury Note	September 2024	152	16,200	88
10-Year U.S. Treasury Note	September 2024	32	3,520	28
Long U.S. Treasury Bond	September 2024	17	2,011	21
Ultra 10-Year U.S. Treasury Note	September 2024	42	4,768	42
Ultra Long U.S. Treasury Bond	September 2024	5	627	9
				213

Short Futures Contracts
5-Year U.S. Treasury Note	September 2024	(10)	(1,066)	4
10-Year U.S. Treasury Note	September 2024	(24)	(2,640)	(16)
Euro-Bobl	September 2024	(40)	(4,988)	(40)
Euro-Schatz	September 2024	(136)	(15,395)	(65)
Long U.S. Treasury Bond	September 2024	(2)	(237)	—
Ultra Long U.S. Treasury Bond	September 2024	(1)	(125)	(2)
				(119)
				94

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	7/31/24	GBP	155	USD	196	—	—
UBS AG	7/31/24	USD	2,162	CAD	2,951	3	—
Barclays Bank plc	7/31/24	USD	20,821	EUR	19,443	—	(32)
Barclays Bank plc	7/31/24	USD	467	EUR	435	—	—
Goldman Sachs International	7/31/24	USD	428	GBP	339	—	—
						3	(32)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/21/29	USD	26,800	5.000	1,729	2
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
15

High Yield Bond Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $750,428)	735,203
Affiliated Issuers (Cost $6,583)	6,583
Total Investments in Securities	741,786
Investment in Vanguard	22
Cash	707
Foreign Currency, at Value (Cost $745)	744
Receivables for Investment Securities Sold	797
Receivables for Accrued Income	11,029
Receivables for Capital Shares Issued	341
Unrealized Appreciation—Forward Currency Contracts	3
Total Assets	755,429
Liabilities
Payables for Investment Securities Purchased	4,810
Payables to Investment Advisor	71
Payables for Capital Shares Redeemed	177
Payables to Vanguard	61
Variation Margin Payable—Futures Contracts	1
Unrealized Depreciation—Forward Currency Contracts	32
Variation Margin Payable—Centrally Cleared Swap Contracts	165
Total Liabilities	5,317
Net Assets	750,112
At June 30, 2024, net assets consisted of:

Paid-in Capital	791,853
Total Distributable Earnings (Loss)	(41,741)
Net Assets	750,112

Net Assets
Applicable to 105,577,307 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	750,112
Net Asset Value Per Share	$7.10

See accompanying Notes, which are an integral part of the Financial Statements.
16

High Yield Bond Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	22,441
Total Income	22,441
Expenses
Investment Advisory Fees—Note B	156
The Vanguard Group—Note C
Management and Administrative	660
Marketing and Distribution	22
Custodian Fees	8
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	870
Expenses Paid Indirectly	(2)
Net Expenses	868
Net Investment Income	21,573
Realized Net Gain (Loss)
Investment Securities Sold[1]	(4,011)
Futures Contracts	(508)
Swap Contracts	2,032
Forward Currency Contracts	733
Foreign Currencies	(18)
Realized Net Gain (Loss)	(1,772)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,374)
Futures Contracts	185
Swap Contracts	(1,394)
Forward Currency Contracts	174
Foreign Currencies	(7)
Change in Unrealized Appreciation (Depreciation)	(4,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,385
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $342,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
17

High Yield Bond Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,573	38,958
Realized Net Gain (Loss)	(1,772)	(14,517)
Change in Unrealized Appreciation (Depreciation)	(4,416)	50,921
Net Increase (Decrease) in Net Assets Resulting from Operations	15,385	75,362
Distributions
Total Distributions	(41,199)	(32,915)
Capital Share Transactions
Issued	78,926	160,761
Issued in Lieu of Cash Distributions	41,199	32,915
Redeemed	(79,090)	(128,755)
Net Increase (Decrease) from Capital Share Transactions	41,035	64,921
Total Increase (Decrease)	15,221	107,368
Net Assets
Beginning of Period	734,891	627,523
End of Period	750,112	734,891

See accompanying Notes, which are an integral part of the Financial Statements.
18

High Yield Bond Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.38	$6.96	$8.06	$8.12	$8.19	$7.53
Investment Operations
Net Investment Income[1]	.212	.398	.345	.337	.353	.410
Net Realized and Unrealized Gain (Loss) on Investments	(.070)	.378	(1.074)	(.053)	.021	.731
Total from Investment Operations	.142	.776	(.729)	.284	.374	1.141
Distributions
Dividends from Net Investment Income	(.422)	(.356)	(.371)	(.344)	(.444)	(.481)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.422)	(.356)	(.371)	(.344)	(.444)	(.481)
Net Asset Value, End of Period	$7.10	$7.38	$6.96	$8.06	$8.12	$8.19
Total Return	1.99%	11.66%	-9.23%	3.68%	5.67%	15.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$750	$735	$628	$779	$831	$783
Ratio of Total Expenses to Average Net Assets	0.24%[2]	0.24%[2]	0.25%[2]	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	5.94%	5.71%	4.82%	4.22%	4.57%	5.21%
Portfolio Turnover Rate	26%	43%	34%	30%	41%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24%, 0.24%, and 0.25%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
19

High Yield Bond Portfolio
Notes to Financial Statements
The High Yield Bond Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented 4% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the
20

High Yield Bond Portfolio
portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2024, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2024, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 4% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings
21

High Yield Bond Portfolio
may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $14,000 for the six months ended June 30, 2024.
For the six months ended June 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.04% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $22,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the portfolio’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
22

High Yield Bond Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	36,116	—	36,116
Corporate Bonds	—	656,047	—	656,047
Floating Rate Loan Interests	—	22,656	—	22,656
Temporary Cash Investments	6,583	20,384	—	26,967
Total	6,583	735,203	—	741,786
Derivative Financial Instruments
Assets
Futures Contracts[1]	217	—	—	217
Forward Currency Contracts	—	3	—	3
Swap Contracts	2[1]	—	—	2
Total	219	3	—	222
Liabilities
Futures Contracts[1]	123	—	—	123
Forward Currency Contracts	—	32	—	32
Total	123	32	—	155
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At June 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	217	—	—	217
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	2	2
Unrealized Appreciation—Forward Currency Contracts	—	3	—	3
Total Assets	217	3	2	222

Unrealized Depreciation—Futures Contracts[1]	123	—	—	123
Unrealized Depreciation—Forward Currency Contracts	—	32	—	32
Liabilities	123	32	—	155
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(508)	—	—	(508)
Swap Contracts	—	—	2,032	2,032
Forward Currency Contracts	—	733	—	733
Realized Net Gain (Loss) on Derivatives	(508)	733	2,032	2,257
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	185	—	—	185
Swap Contracts	—	—	(1,394)	(1,394)
Forward Currency Contracts	—	174	—	174
Change in Unrealized Appreciation (Depreciation) on Derivatives	185	174	(1,394)	(1,035)
23

High Yield Bond Portfolio
G.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	757,264
Gross Unrealized Appreciation	8,806
Gross Unrealized Depreciation	(24,217)
Net Unrealized Appreciation (Depreciation)	(15,411)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the portfolio had available capital losses totaling $44,299,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
H.	During the six months ended June 30, 2024, the portfolio purchased $142,871,000 of investment securities and sold $125,392,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $58,032,000 and $55,402,000, respectively.
I.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	10,969	23,038
Issued in Lieu of Cash Distributions	5,877	4,905
Redeemed	(10,907)	(18,518)
Net Increase (Decrease) in Shares Outstanding	5,939	9,425
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 36% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692HY 082024
24

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
International Portfolio

Contents
Financial Statements	1

International Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.0%)
Australia (1.2%)
	WiseTech Global Ltd.	561,705	37,341
Austria (0.5%)
	Erste Group Bank AG	323,327	15,305
Belgium (2.6%)
*	Argenx SE	125,208	54,327
	UCB SA	95,721	14,213
	Umicore SA	577,070	8,684
			77,224
Brazil (2.0%)
*	NU Holdings Ltd. Class A	4,097,819	52,821
	Raia Drogasil SA	1,450,485	6,663
			59,484
Canada (1.0%)
	Toronto-Dominion Bank	218,540	12,013
	Canadian National Railway Co.	96,245	11,373
*	Shopify Inc. Class A (XTSE)	122,038	8,061
			31,447
China (8.3%)
	Tencent Holdings Ltd.	1,332,200	63,200
*	PDD Holdings Inc. ADR	473,787	62,990
*,1	Meituan Class B	3,488,592	49,588
	BYD Co. Ltd. Class H	1,547,000	45,944
	Shenzhen Inovance Technology Co. Ltd. Class A	960,221	6,771
	Contemporary Amperex Technology Co. Ltd. Class A	269,500	6,676
*,1	Wuxi Biologics Cayman Inc.	4,103,500	6,039
	Full Truck Alliance Co. Ltd. ADR	740,642	5,955
	Tencent Music Entertainment Group ADR	251,431	3,533
[1]	Ganfeng Lithium Group Co. Ltd. Class H	1,168,600	2,270
			252,966
Denmark (4.7%)
*	Vestas Wind Systems A/S	2,149,569	49,844
*	Genmab A/S	150,844	37,801
	Novo Nordisk A/S Class B	186,270	26,652
*	Ambu A/S Class B	1,003,781	19,321
*	Zealand Pharma A/S	81,254	10,414
			144,032
France (5.4%)
	L'Oreal SA (XPAR)	91,012	40,060
	Schneider Electric SE	152,828	36,640
	Kering SA	58,773	21,378
	Hermes International SCA	6,929	16,003
	TotalEnergies SE	184,190	12,332
	EssilorLuxottica SA	55,372	11,899
	Sanofi SA	108,735	10,487
	Legrand SA	96,346	9,563
*	SOITEC	60,821	6,753
			165,115
Germany (4.1%)
	SAP SE	178,025	35,761
	Bayerische Motoren Werke AG (XETR)	174,384	16,495
	Infineon Technologies AG	448,299	16,453
	Siemens AG (Registered)	79,312	14,762
*,1	Delivery Hero SE	598,056	14,206
*,1	Zalando SE	437,145	10,262
	Beiersdorf AG	66,895	9,791
1

International Portfolio
		Shares	Market Value• ($000)
*	Jumia Technologies AG ADR	477,446	3,352
*	HelloFresh SE	616,033	2,975
			124,057
Hong Kong (1.5%)
	AIA Group Ltd.	4,136,400	27,986
	BOC Hong Kong Holdings Ltd.	2,830,000	8,732
	Hong Kong Exchanges & Clearing Ltd.	252,560	8,083
			44,801
India (2.0%)
	HDFC Bank Ltd.	1,848,211	37,323
	Reliance Industries Ltd.	338,152	12,676
*	MakeMyTrip Ltd.	111,434	9,372
*,2,3	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	1,943
			61,314
Indonesia (0.4%)
	Bank Central Asia Tbk PT	20,529,500	12,422
Israel (1.2%)
*	Wix.com Ltd.	233,837	37,196
Italy (2.8%)
	Ferrari NV	137,847	56,254
	Prysmian SpA	259,295	16,008
	FinecoBank Banca Fineco SpA	824,348	12,249
			84,511
Japan (7.0%)
	Mitsubishi UFJ Financial Group Inc.	2,607,900	28,145
	SMC Corp.	54,300	25,872
	Nidec Corp.	450,500	20,272
	Advantest Corp.	408,900	16,571
	Sony Group Corp.	193,300	16,473
	MS&AD Insurance Group Holdings Inc.	588,000	13,128
	Recruit Holdings Co. Ltd.	241,200	12,978
	KDDI Corp.	465,900	12,342
	Bridgestone Corp.	274,800	10,843
	M3 Inc.	1,083,600	10,368
	FUJIFILM Holdings Corp.	359,100	8,423
	Terumo Corp.	490,900	8,142
	SBI Holdings Inc.	293,000	7,437
	Kubota Corp.	481,000	6,760
	Daikin Industries Ltd.	43,400	6,042
	Shimano Inc.	37,300	5,764
	Sekisui Chemical Co. Ltd.	175,900	2,442
			212,002
Netherlands (8.9%)
	ASML Holding NV	145,586	148,376
*,1	Adyen NV	66,935	79,497
	EXOR NV	420,456	43,920
			271,793
Norway (0.6%)
	DNB Bank ASA	539,641	10,588
*,1	AutoStore Holdings Ltd.	5,309,709	6,227
			16,815
Singapore (0.7%)
*	Sea Ltd. ADR	297,966	21,281
South Korea (3.1%)
*	Coupang Inc.	2,756,783	57,755
	Samsung Electronics Co. Ltd. (XKRX)	515,535	30,341
	Samsung SDI Co. Ltd. (XKRX)	26,384	6,737
			94,833
Spain (0.9%)
	Banco Bilbao Vizcaya Argentaria SA	1,641,217	16,476
	Iberdrola SA (XMAD)	835,713	10,843
			27,319
2

International Portfolio
		Shares	Market Value• ($000)
Sweden (6.4%)
*	Spotify Technology SA	348,985	109,508
	Atlas Copco AB Class A	3,718,959	69,828
	Kinnevik AB Class B	940,952	7,702
	Svenska Handelsbanken AB Class A	604,264	5,775
	Nibe Industrier AB Class B	205,589	867
			193,680
Switzerland (2.7%)
[1]	VAT Group AG	40,725	22,996
	Cie Financiere Richemont SA Class A (Registered)	108,558	16,966
	Alcon Inc.	137,007	12,179
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	958	11,190
	Lonza Group AG (Registered)	18,443	10,040
	Temenos AG (Registered)	137,690	9,488
			82,859
Taiwan (5.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	5,223,000	154,745
United Kingdom (7.1%)
*,2,3	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	25,180
*	Wise plc Class A	2,720,123	23,330
	GSK plc	1,099,834	21,154
	Unilever plc (XLON)	383,795	21,065
	AstraZeneca plc	117,177	18,237
	RELX plc	328,911	15,070
	Rio Tinto plc	226,699	14,876
	Reckitt Benckiser Group plc	208,139	11,260
	National Grid plc	969,013	10,820
*	Ocado Group plc	2,924,862	10,624
	Haleon plc	2,463,496	10,023
	Diageo plc	271,409	8,521
	Lloyds Banking Group plc	11,937,797	8,234
	Bunzl plc	205,656	7,814
	Whitbread plc	143,415	5,382
	Burberry Group plc	468,351	5,201
			216,791
United States (15.8%)
*	MercadoLibre Inc.	84,522	138,904
	NVIDIA Corp.	729,716	90,149
*	Moderna Inc.	524,238	62,253
*	Elastic NV	376,308	42,865
	Shell plc	1,032,830	37,219
*	Illumina Inc.	191,338	19,972
	Roche Holding AG	52,256	14,478
	Booking Holdings Inc.	3,314	13,128
*	Tesla Inc.	64,440	12,751
*	Atlassian Corp. Ltd. Class A	59,697	10,559
*	Liberty Media Corp. - Liberty Formula One Class C	133,040	9,558
*,4	Mobileye Global Inc. Class A	324,695	9,119
*,4	ARM Holdings plc ADR	45,096	7,379
	Ferguson plc	29,838	5,778
*	Lululemon Athletica Inc.	17,027	5,086
*	SolarEdge Technologies Inc.	62,456	1,578
			480,776
Total Common Stocks (Cost $2,548,797)			2,920,109
Preferred Stocks (0.9%)
	Sartorius AG Preference Shares	87,599	20,506
3

International Portfolio
		Shares	Market Value• ($000)
[1,4]	Dr. Ing Hc F Porsche AG Preference Shares	81,550	6,067
Total Preferred Stocks (Cost $57,001)			26,573
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[5,6]	Vanguard Market Liquidity Fund, 5.380% (Cost $85,779)	857,871	85,778
Total Investments (99.7%) (Cost $2,691,577)			3,032,460
Other Assets and Liabilities—Net (0.3%)			7,959
Net Assets (100%)			3,040,419
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $197,152,000, representing 6.5% of net assets.
2	Restricted securities totaling $27,123,000, representing 0.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,621,000.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $9,990,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2024	433	50,730	37
MSCI Emerging Markets Index	September 2024	394	21,438	132
				169

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	9/18/24	USD	110	CHF	97	—	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	1,493	EUR	1,372	18	—
Bank of America, N.A.	9/18/24	USD	824	SEK	8,590	11	—
						29	—
CHF—Swiss franc.
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,605,798)	2,946,682
Affiliated Issuers (Cost $85,779)	85,778
Total Investments in Securities	3,032,460
Investment in Vanguard	91
Cash	361
Cash Collateral Pledged—Futures Contracts	2,178
Foreign Currency, at Value (Cost $2,568)	2,140
Receivables for Investment Securities Sold	8,366
Receivables for Accrued Income	9,012
Receivables for Capital Shares Issued	106
Variation Margin Receivable—Futures Contracts	108
Unrealized Appreciation—Forward Currency Contracts	29
Other Assets	48
Total Assets	3,054,899
Liabilities
Payables for Investment Securities Purchased	427
Collateral for Securities on Loan	9,990
Payables to Investment Advisor	952
Payables for Capital Shares Redeemed	1,305
Payables to Vanguard	432
Deferred Foreign Capital Gains Taxes	1,374
Total Liabilities	14,480
Net Assets	3,040,419
1 Includes $9,621,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	2,603,038
Total Distributable Earnings (Loss)	437,381
Net Assets	3,040,419

Net Assets
Applicable to 120,419,252 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,040,419
Net Asset Value Per Share	$25.25

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	24,698
Interest[2]	2,091
Securities Lending—Net	124
Total Income	26,913
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,346
Performance Adjustment	(494)
The Vanguard Group—Note C
Management and Administrative	2,653
Marketing and Distribution	82
Custodian Fees	102
Shareholders’ Reports	12
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	4,707
Net Investment Income	22,206
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	90,725
Futures Contracts	3,897
Forward Currency Contracts	26
Foreign Currencies	(142)
Realized Net Gain (Loss)	94,506
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	106,098
Futures Contracts	(3,065)
Forward Currency Contracts	29
Foreign Currencies	(422)
Change in Unrealized Appreciation (Depreciation)	102,640
Net Increase (Decrease) in Net Assets Resulting from Operations	219,352
1	Dividends are net of foreign withholding taxes of $2,884,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $2,013,000, ($69,000), and $11,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $850,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($935,000).

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,206	35,896
Realized Net Gain (Loss)	94,506	96,241
Change in Unrealized Appreciation (Depreciation)	102,640	273,921
Net Increase (Decrease) in Net Assets Resulting from Operations	219,352	406,058
Distributions
Total Distributions	(137,100)	(145,551)
Capital Share Transactions
Issued	127,177	239,518
Issued in Lieu of Cash Distributions	137,100	145,551
Redeemed	(325,187)	(463,843)
Net Increase (Decrease) from Capital Share Transactions	(60,910)	(78,774)
Total Increase (Decrease)	21,342	181,733
Net Assets
Beginning of Period	3,019,077	2,837,344
End of Period	3,040,419	3,019,077

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.57	$22.52	$39.70	$43.57	$29.00	$23.14
Investment Operations
Net Investment Income[1]	.183	.287	.269	.345	.158	.371
Net Realized and Unrealized Gain (Loss) on Investments	1.643	2.937	(11.155)	(1.007)	15.535	6.692
Total from Investment Operations	1.826	3.224	(10.886)	(.662)	15.693	7.063
Distributions
Dividends from Net Investment Income	(.314)	(.372)	(.398)	(.123)	(.397)	(.378)
Distributions from Realized Capital Gains	(.832)	(.802)	(5.896)	(3.085)	(.726)	(.825)
Total Distributions	(1.146)	(1.174)	(6.294)	(3.208)	(1.123)	(1.203)
Net Asset Value, End of Period	$25.25	$24.57	$22.52	$39.70	$43.57	$29.00
Total Return	7.52%	14.65%	-30.12%	-1.54%	57.58%	31.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,040	$3,019	$2,837	$4,247	$5,897	$4,023
Ratio of Total Expenses to Average Net Assets[2]	0.31%	0.33%	0.41%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.21%	1.06%	0.81%	0.49%	1.43%
Portfolio Turnover Rate	10%	15%	17%	21%[3]	22%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.02%), 0.06%, 0.04%, 0.04%, and 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Notes to Financial Statements
The International Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2024, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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International Portfolio
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the portfolio’s average net assets, before a net decrease of $494,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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International Portfolio
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $91,000, representing less than 0.01% of the portfolio’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	520,010	51,697	—	571,707
Common Stocks—Other	310,942	2,010,337	27,123	2,348,402
Preferred Stocks	—	26,573	—	26,573
Temporary Cash Investments	85,778	—	—	85,778
Total	916,730	2,088,607	27,123	3,032,460
Derivative Financial Instruments
Assets
Futures Contracts[1]	169	—	—	169
Forward Currency Contracts	—	29	—	29
Total	169	29	—	198
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures is performed by the valuation designee under the oversight of the board. The valuation designee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. A summary of valuation decisions made by the valuation designee is reported to the board on a quarterly basis for review. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.
The following table summarizes changes in investments and derivatives valued based on Level 3 inputs during the six months ended June 30, 2024. Transfers, if any, into or out of Level 3 are recognized based on values as of the beginning of the period.
Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)
Balance as of December 31, 2023	31,398
Change in Unrealized Appreciation (Depreciation)	(4,275)
Balance as of June 30, 2024	27,123
Net change in unrealized appreciation (depreciation) from investments and derivatives still held as of June 30, 2024, was ($4,275,000).
The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of June 30, 2024.
Security Type	Fair Value at 6/30/2024 ($000)	Valuation Technique	Unobservable Input	Range (Weighted Avg.)
Common Stocks	25,180	Market Comparables	EV/LTM Revenue Liquidity Discount	1.53-8.63 (4.13) 10%
	1,943	Market Comparables	EV/LTM Revenue Liquidity Discount Index Return	1.48-15.44 (6.02) 10% 5.6%
Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at June 30, 2024.
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International Portfolio
E.	At June 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	169	—	169
Unrealized Appreciation—Forward Currency Contracts	—	29	29
Total Assets	169	29	198
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	3,897	—	3,897
Forward Currency Contracts	—	26	26
Realized Net Gain (Loss) on Derivatives	3,897	26	3,923
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,065)	—	(3,065)
Forward Currency Contracts	—	29	29
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,065)	29	(3,036)
F.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,699,217
Gross Unrealized Appreciation	852,480
Gross Unrealized Depreciation	(519,039)
Net Unrealized Appreciation (Depreciation)	333,441
G.	During the six months ended June 30, 2024, the portfolio purchased $287,493,000 of investment securities and sold $459,063,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	5,101	10,085
Issued in Lieu of Cash Distributions	5,533	6,306
Redeemed	(13,109)	(19,480)
Net Increase (Decrease) in Shares Outstanding	(2,475)	(3,089)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 32% of the portfolio’s net assets. If this shareholder were to redeem
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International Portfolio
its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692I 082024
13

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Money Market Portfolio

Contents
Financial Statements	1

Money Market Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The portfolio’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (41.6%)
[2]	Fannie Mae Discount Notes	5.379%	7/11/24	568	567
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	5.340%	7/1/24	995	995
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	5.340%	7/1/24	87	87
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	5.345%	7/1/24	200	200
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	5.350%	7/1/24	10,395	10,395
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.380%	7/1/24	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.380%	7/1/24	814	814
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.380%	7/1/24	604	604
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.380%	7/1/24	400	400
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.380%	7/2/24	1,400	1,400
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.065%	5.405%	7/1/24	1,100	1,100
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	5.420%	7/1/24	4,000	4,001
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	5.425%	7/1/24	1,700	1,700
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.750%	5.415%	7/1/24	5,000	5,001
	Federal Home Loan Bank Discount Notes	5.395%	7/1/24	700	700
	Federal Home Loan Bank Discount Notes	5.399%	7/2/24	3,000	3,000
	Federal Home Loan Bank Discount Notes	5.205%–5.418%	7/3/24	14,634	14,630
	Federal Home Loan Bank Discount Notes	5.205%–5.417%	7/5/24	6,618	6,614
	Federal Home Loan Bank Discount Notes	5.200%–5.409%	7/10/24	10,129	10,116
	Federal Home Loan Bank Discount Notes	4.995%	7/11/24	1,226	1,224
	Federal Home Loan Bank Discount Notes	5.303%–5.406%	7/12/24	6,023	6,013
	Federal Home Loan Bank Discount Notes	5.013%–5.403%	7/17/24	10,738	10,713
	Federal Home Loan Bank Discount Notes	5.200%–5.356%	7/19/24	7,874	7,853
	Federal Home Loan Bank Discount Notes	5.200%–5.403%	7/24/24	3,572	3,560
	Federal Home Loan Bank Discount Notes	5.200%–5.406%	7/26/24	16,461	16,400
	Federal Home Loan Bank Discount Notes	5.308%–5.427%	7/31/24	14,696	14,631
	Federal Home Loan Bank Discount Notes	5.308%–5.423%	8/2/24	3,021	3,007
	Federal Home Loan Bank Discount Notes	5.308%–5.443%	8/7/24	3,194	3,177
	Federal Home Loan Bank Discount Notes	5.372%–5.418%	8/9/24	1,713	1,703
	Federal Home Loan Bank Discount Notes	5.367%–5.412%	8/14/24	1,929	1,916
	Federal Home Loan Bank Discount Notes	5.367%–5.429%	8/16/24	2,033	2,019
	Federal Home Loan Bank Discount Notes	5.303%–5.367%	8/21/24	4,215	4,183
	Federal Home Loan Bank Discount Notes	5.303%–5.420%	8/23/24	5,198	5,158
	Federal Home Loan Bank Discount Notes	5.367%	8/28/24	372	369
	Federal Home Loan Bank Discount Notes	5.372%	9/4/24	251	249
	Federal Home Loan Bank Discount Notes	5.367%	9/6/24	176	174
	Federal Home Loan Bank Discount Notes	5.356%–5.414%	9/11/24	1,355	1,341
	Federal Home Loan Bank Discount Notes	5.297%	9/18/24	146	144
	Federal Home Loan Bank Discount Notes	5.351%–5.448%	9/20/24	548	541
	Federal Home Loan Bank Discount Notes	5.351%–5.415%	9/25/24	2,505	2,473
	Federal Home Loan Bank Discount Notes	5.356%	9/27/24	220	217
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	6,000	6,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	6,000	6,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	4,900	4,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	4,400	4,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	4,015	4,015
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	3,900	3,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	3,850	3,850
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	3,750	3,750
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	3,520	3,520
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	3,100	3,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	2,505	2,505
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	2,475	2,475
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	2,400	2,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	2,300	2,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	2,200	2,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	1,980	1,980
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	1,500	1,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	1,500	1,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	1,250	1,250
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	1,235	1,235
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	1,200	1,200
1

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	900	900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	750	750
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	700	700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	700	700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	625	625
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.340%	7/2/24	500	500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	14,800	14,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	7,000	7,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	6,000	6,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	5,000	5,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	4,500	4,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	4,500	4,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	4,375	4,375
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	4,300	4,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	4,100	4,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	3,800	3,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,955	2,955
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,500	2,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,400	2,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,400	2,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,400	2,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,200	2,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,200	2,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	2,100	2,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,925	1,925
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,825	1,825
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,610	1,610
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,500	1,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,400	1,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,400	1,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,255	1,255
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,240	1,240
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,240	1,240
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,220	1,220
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,220	1,220
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	990	990
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	900	900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	900	900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	800	800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	735	735
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	700	700
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	700	700
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	700	700
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	300	300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	300	300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	100	100
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.345%	7/2/24	100	100
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	6,200	6,200
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	5,900	5,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	5,215	5,215
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	4,700	4,700
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	4,500	4,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	4,500	4,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	4,095	4,095
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	2,400	2,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	1,900	1,900
2

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	1,600	1,600
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	1,510	1,510
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	1,465	1,465
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	1,400	1,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	1,255	1,255
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	900	900
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	755	755
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	700	700
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	700	700
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	700	700
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	500	500
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	400	400
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	225	225
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	200	200
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	135	135
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.350%	7/2/24	100	100
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	1,380	1,380
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	1,300	1,300
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	800	800
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	620	620
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.355%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.360%	7/2/24	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.360%	7/2/24	2,400	2,400
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.360%	7/2/24	2,000	2,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.360%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.360%	7/2/24	600	600
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.360%	7/2/24	100	100
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.365%	7/2/24	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.365%	7/2/24	1,800	1,800
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.365%	7/2/24	745	745
[3]	Federal Home Loan Banks, SOFR + 0.035%	5.375%	7/2/24	2,335	2,335
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.345%	7/2/24	2,900	2,900
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.345%	7/2/24	700	700
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.405%	7/2/24	4,700	4,700
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.405%	7/2/24	3,200	3,200
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.405%	7/2/24	1,135	1,135
[3]	Federal Home Loan Banks, SOFR + 0.070%	5.410%	7/2/24	600	600
[2]	Freddie Mac Discount Notes	4.036%	7/1/24	1,838	1,838
[2]	Freddie Mac Discount Notes	5.394%–5.395%	7/8/24	376	376
[2]	Freddie Mac Discount Notes	5.356%	7/16/24	350	349
[2]	Freddie Mac Discount Notes	5.368%	8/30/24	144	143
Total U.S. Government Agency Debt (Cost $514,410)					514,410
U.S. Treasury Debt (19.9%)
	United States Treasury Bill	4.951%–5.112%	7/9/24	24,000	23,972
	United States Treasury Bill	5.117%	7/16/24	13,918	13,887
	United States Treasury Bill	5.136%–5.137%	7/18/24	20,447	20,396
	United States Treasury Bill	5.132%	7/25/24	3,482	3,470
	United States Treasury Bill	5.132%	7/30/24	18,541	18,538
	United States Treasury Bill	4.951%	7/30/24	16,864	16,792
	United States Treasury Bill	5.018%	8/1/24	12,000	11,946
	United States Treasury Bill	4.941%	8/6/24	5,957	5,926
	United States Treasury Bill	5.112%–5.222%	8/8/24	28,863	28,703
	United States Treasury Bill	4.941%	8/13/24	11,777	11,703
	United States Treasury Bill	5.222%	8/15/24	12,000	11,921
	United States Treasury Bill	4.936%	8/27/24	8,875	8,803
	United States Treasury Bill	5.151%	9/3/24	25,000	24,767
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.342%	7/1/24	5,000	5,000
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	5.430%	7/1/24	1,294	1,293
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	5.474%	7/1/24	580	580
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	5.475%	7/1/24	904	903
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	5.505%	7/1/24	6,000	6,005
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.550%	7/1/24	4,026	4,026
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	28,109	28,089
Total U.S. Treasury Debt (Cost $246,720)					246,720
3

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Repurchase Agreements (40.7%)
Banco Bilbao Vizcaya Argentaria SA (Dated 6/28/24, Repurchase Value $3,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%–2.125%, 1/15/27–2/15/40, and U.S. Treasury Note/Bond 0.375%–4.875%, 11/30/25–2/15/53, with a value of $3,060,000)	5.330%	7/1/24	3,000	3,000
Banco Santander SA (Dated 6/28/24, Repurchase Value $3,001,000, collateralized by U.S. Treasury Note/Bond 1.375%, 11/15/31, with a value of $3,060,000)	5.320%	7/1/24	3,000	3,000
Banco Santander SA (Dated 6/28/24, Repurchase Value $3,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%–1.000%, 1/15/27–2/15/48, and U.S. Treasury Note/Bond 0.375%–4.375%, 8/15/25–5/15/34, with a value of $3,060,000)	5.310%	7/1/24	3,000	3,000
Bank of Montreal (Dated 6/28/24, Repurchase Value $2,001,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/15/32, with a value of $2,040,000)	5.320%	7/1/24	2,000	2,000
Bank of Montreal (Dated 6/27/24, Repurchase Value $2,002,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/15/32, with a value of $2,040,000)	5.325%	7/3/24	2,000	2,000
Bank of Montreal (Dated 6/25/24, Repurchase Value $2,004,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/15/32, with a value of $2,040,000)	5.325%	7/8/24	2,000	2,000
Bank of Montreal (Dated 6/25/24, Repurchase Value $2,004,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/15/32, with a value of $2,040,000)	5.325%	7/9/24	2,000	2,000
Bank of Montreal (Dated 6/13/24, Repurchase Value $2,010,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/15/32, with a value of $2,040,000)	5.325%	7/17/24	2,000	2,000
Bank of Nova Scotia (Dated 6/28/24, Repurchase Value $2,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%, 7/15/27, and U.S. Treasury Note/Bond 3.875%–4.125%, 10/31/27–11/15/52, with a value of $2,040,000)	5.320%	7/1/24	2,000	2,000
Barclays Bank plc (Dated 6/28/24, Repurchase Value $3,001,000, collateralized by U.S. Treasury Note/Bond 4.750%, 11/15/43, with a value of $3,060,000)	5.320%	7/1/24	3,000	3,000
Barclays Bank plc (Dated 6/12/24, Repurchase Value $3,022,000, collateralized by U.S. Treasury Note/Bond 4.750%, 11/15/43, with a value of $3,060,000)	5.330%	7/31/24	3,000	3,000
BNP Paribas Securities Corp. (Dated 6/20/24, Repurchase Value $5,024,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.625%, 7/15/32, and U.S. Treasury Note/Bond 0.500%, 4/30/27, with a value of $5,100,000)	5.330%	7/22/24	5,000	5,000
BNP Paribas Securities Corp. (Dated 6/26/24, Repurchase Value $2,009,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%–3.625%, 7/15/27–4/15/28, and U.S. Treasury Note/Bond 1.875%–4.375%, 6/30/26–8/15/43, with a value of $2,040,000)	5.330%	7/26/24	2,000	2,000
BNP Paribas Securities Corp. (Dated 6/28/24, Repurchase Value $8,037,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–1.625%, 10/15/27–7/15/29, and U.S. Treasury Note/Bond 2.125%–3.875%, 5/31/26–12/31/27, with a value of $8,160,000)	5.330%	7/29/24	8,000	8,000
BNP Paribas Securities Corp. (Dated 5/28/24, Repurchase Value $2,018,000, collateralized by U.S. Treasury Note/Bond, 1.875%–5.475%, 7/31/24–6/30/26, with a value of $2,040,000)	5.325%	7/29/24	2,000	2,000
Canadian Imperial Bank of Commerce (Dated 6/3/24, Repurchase Value $1,004,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.000%, 2/15/48, and U.S. Treasury Note/Bond 0.875%–4.375%, 4/15/26–2/15/47, with a value of $1,020,000)	5.330%	7/3/24	1,000	1,000
Canadian Imperial Bank of Commerce (Dated 6/6/24, Repurchase Value $3,014,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.000%–3.625%, 4/15/28–2/15/48, and U.S. Treasury Note/Bond 1.125%–4.125%, 2/28/25–8/15/53, with a value of $3,060,000)	5.330%	7/8/24	3,000	3,000
Canadian Imperial Bank of Commerce (Dated 6/13/24, Repurchase Value $11,080,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 3.625%, 4/15/28, and U.S. Treasury Note/Bond 1.750%–3.875%, 11/30/29–8/15/41, with a value of $11,220,000)	5.325%	8/1/24	11,000	11,000
Citigroup Global Markets Inc. (Dated 6/25/24, Repurchase Value $8,008,000, collateralized by U.S. Treasury Note/Bond, 0.500%–6.125%, 10/31/27–1/31/28, with a value of $8,160,000)	5.330%	7/2/24	8,000	8,000
Credit Agricole Securities (Dated 6/28/24, Repurchase Value $3,001,000, collateralized by U.S. Treasury Note/Bond 4.250%, 12/31/25, with a value of $3,060,000)	5.320%	7/1/24	3,000	3,000
Credit Agricole Securities (Dated 6/28/24, Repurchase Value $2,001,000, collateralized by U.S. Treasury Note/Bond 4.250%, 12/31/25, with a value of $2,040,000)	5.320%	7/1/24	2,000	2,000
Federal Reserve Bank of New York (Dated 6/28/24, Repurchase Value $281,124,000, collateralized by U.S. Treasury Note/Bond, 1.625%–1.875%, 5/15/31–2/15/32, with a value of $281,124,000)	5.300%	7/1/24	281,000	281,000
Fixed Income Clearing Corp. (Dated 6/28/24, Repurchase Value $47,021,000, collateralized by U.S. Treasury Note/Bond 3.625%, 3/31/30, with a value of $48,175,000)	5.320%	7/1/24	47,000	47,000
Fixed Income Clearing Corp. (Dated 6/28/24, Repurchase Value $30,013,000, collateralized by U.S. Treasury Note/Bond 4.250%, 12/31/25, with a value of $30,600,000)	5.320%	7/1/24	30,000	30,000
Fixed Income Clearing Corp. (Dated 6/28/24, Repurchase Value $13,006,000, collateralized by U.S. Treasury Note/Bond 2.750%, 7/31/27, with a value of $13,260,000)	5.330%	7/1/24	13,000	13,000
Goldman Sachs & Co. (Dated 6/28/24, Repurchase Value $2,001,000, collateralized by U.S. Treasury Note/Bond, 2.500%–2.875%, 3/31/27–5/15/52, with a value of $2,040,000)	5.320%	7/1/24	2,000	2,000
4

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs & Co. (Dated 6/28/24, Repurchase Value $2,002,000, collateralized by U.S. Treasury Note/Bond, 1.375%–3.875%, 10/31/25–8/15/33, with a value of $2,040,000)	5.320%	7/5/24	2,000	2,000
HSBC Securities USA (Dated 6/28/24, Repurchase Value $5,002,000, collateralized by U.S. Treasury Bill 0.000%, 8/1/24, U.S. Treasury Inflation Indexed Note/Bond 0.375%–2.125%, 7/15/27–4/15/29, and U.S. Treasury Note/Bond 0.250%–6.875%, 7/31/24–5/15/54, with a value of $5,100,000)	5.340%	7/1/24	5,000	5,000
JP Morgan Securities LLC (Dated 6/28/24, Repurchase Value $1,000,000, collateralized by U.S. Treasury Note/Bond, 0.750%–4.625%, 11/15/24–2/28/31, with a value of $1,020,000)	5.320%	7/1/24	1,000	1,000
MUFG Securities Americas Inc. (Dated 6/28/24, Repurchase Value $1,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.750%, 7/15/28, and U.S. Treasury Note/Bond 1.875%–3.625%, 5/15/47–5/15/53, with a value of $1,020,000)	5.320%	7/1/24	1,000	1,000
Nomura International plc (Dated 6/28/24, Repurchase Value $2,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.875%–2.375%, 1/15/27–2/15/47, and U.S. Treasury Note/Bond 0.375%–4.625%, 11/15/24–5/15/54, with a value of $2,042,000)	5.320%	7/1/24	2,000	2,000
RBC Capital Markets LLC (Dated 6/25/24, Repurchase Value $2,002,000, collateralized by U.S. Treasury Bill 0.000%, 9/19/24–10/22/24, U.S. Treasury Inflation Indexed Note/Bond 3.625%–3.875%, 4/15/28–4/15/29, and U.S. Treasury Note/Bond 0.250%–5.250%, 10/15/24–8/15/52, with a value of $2,040,000)	5.330%	7/2/24	2,000	2,000
RBC Capital Markets LLC (Dated 6/27/24, Repurchase Value $3,003,000, collateralized by U.S. Treasury Bill 0.000%, 12/19/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 1/15/29–2/15/52, and U.S. Treasury Note/Bond 0.375%–4.500%, 1/31/26–8/15/44, with a value of $3,060,000)	5.325%	7/3/24	3,000	3,000
Royal Bank of Canada (Dated 6/28/24, Repurchase Value $20,050,000, collateralized by U.S. Treasury Note/Bond 1.125%, 10/31/26, with a value of $20,400,000)	5.325%	7/15/24	20,000	20,000
SMBC Nikko Securities Inc. (Dated 6/28/24, Repurchase Value $4,002,000, collateralized by U.S. Treasury Bill 0.000%, 9/12/24, and U.S. Treasury Note/Bond 0.875%–6.375%, 9/30/26–2/15/53, with a value of $4,080,000)	5.315%	7/1/24	4,000	4,000
Standard Chartered Bank (Dated 6/28/24, Repurchase Value $7,003,000, collateralized by U.S. Treasury Note/Bond, 0.250%–4.750%, 7/15/24–5/15/54, with a value of $7,143,000)	5.330%	7/1/24	7,000	7,000
Sumitomo Mitsui Banking Corp. (Dated 6/28/24, Repurchase Value $10,004,000, collateralized by U.S. Treasury Note/Bond, 0.375%–4.625%, 7/31/24–8/15/46, with a value of $10,200,000)	5.330%	7/1/24	10,000	10,000
TD Securities (USA) LLC (Dated 6/28/24, Repurchase Value $2,001,000, collateralized by U.S. Treasury Note/Bond, 0.375%–4.000%, 7/31/24–11/15/27, with a value of $2,040,000)	5.340%	7/1/24	2,000	2,000
Total U.S. Treasury Repurchase Agreements (Cost $504,000)				504,000
Total Investments (102.2%) (Cost $1,265,130)				1,265,130
Other Assets and Liabilities—Net (-2.2%)				(27,768)
Net Assets (100%)				1,237,362
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Money Market Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $761,130)	761,130
Repurchase Agreements (Cost $504,000)	504,000
Total Investments in Securities	1,265,130
Investment in Vanguard	36
Receivables for Accrued Income	3,094
Receivables for Capital Shares Issued	522
Total Assets	1,268,782
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	28,402
Payables for Capital Shares Redeemed	2,942
Payables to Vanguard	75
Total Liabilities	31,420
Net Assets	1,237,362
At June 30, 2024, net assets consisted of:

Paid-in Capital	1,237,302
Total Distributable Earnings (Loss)	60
Net Assets	1,237,362

Net Assets
Applicable to 1,236,902,208 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,237,362
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
6

Money Market Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest	32,788
Total Income	32,788
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative	772
Marketing and Distribution	48
Custodian Fees	68
Shareholders’ Reports	15
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	912
Expenses Paid Indirectly	(1)
Net Expenses	911
Net Investment Income	31,877
Realized Net Gain (Loss) on Investment Securities Sold	25
Net Increase (Decrease) in Net Assets Resulting from Operations	31,902

See accompanying Notes, which are an integral part of the Financial Statements.
7

Money Market Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,877	60,503
Realized Net Gain (Loss)	25	32
Net Increase (Decrease) in Net Assets Resulting from Operations	31,902	60,535
Distributions
Total Distributions	(31,874)	(60,515)
Capital Share Transactions (at $1.00 per share)
Issued	177,061	344,390
Issued in Lieu of Cash Distributions	31,867	60,510
Redeemed	(188,862)	(404,634)
Net Increase (Decrease) from Capital Share Transactions	20,066	266
Total Increase (Decrease)	20,094	286
Net Assets
Beginning of Period	1,217,268	1,216,982
End of Period	1,237,362	1,217,268

See accompanying Notes, which are an integral part of the Financial Statements.
8

Money Market Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0261	.0494	.0154	.0001	.005	.022
Net Realized and Unrealized Gain (Loss) on Investments	—	—	(.0004)	—	—	—
Total from Investment Operations	.0261	.0494	.0150	.0001	.005	.022
Distributions
Dividends from Net Investment Income	(.0261)	(.0494)	(.0150)	(.0001)	(.005)	(.022)
Distributions from Realized Capital Gains	—	(.0000)[2]	(.0000)[2]	—	—	—
Total Distributions	(.0261)	(.0494)	(.0150)	(.0001)	(.005)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	2.64%	5.05%	1.51%	0.02%	0.52%	2.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,237	$1,217	$1,217	$1,106	$1,301	$1,243
Ratio of Expenses to Average Net Assets[3]	0.15%[4]	0.15%[4]	0.14%[4]	0.07%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	5.25%	4.94%	1.54%	0.01%	0.49%	2.23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The portfolio is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2022, 0.15% for 2021 and 0.15% for 2020. For the six months ended June 30, 2024, and years ended 2023 and 2019, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.15%, and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Money Market Portfolio
Notes to Financial Statements
The Money Market Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $36,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the portfolio’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
10

Money Market Portfolio
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,265,130
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 88% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692MM 082024
11

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Short-Term Investment-Grade Portfolio

Contents
Financial Statements	1

Short-Term Investment-Grade Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (10.2%)
U.S. Government Securities (10.2%)
	United States Treasury Note/Bond	0.250%	6/30/25	10,000	9,530
	United States Treasury Note/Bond	2.875%	7/31/25	10,000	9,769
	United States Treasury Note/Bond	4.750%	7/31/25	4,400	4,384
	United States Treasury Note/Bond	2.750%	8/31/25	5,000	4,869
	United States Treasury Note/Bond	4.250%	12/31/25	3,000	2,971
	United States Treasury Note/Bond	0.375%	1/31/26	8,000	7,454
	United States Treasury Note/Bond	4.250%	1/31/26	5,960	5,903
	United States Treasury Note/Bond	0.500%	2/28/26	34,000	31,652
	United States Treasury Note/Bond	3.750%	4/15/26	3,251	3,192
	United States Treasury Note/Bond	0.750%	4/30/26	13,319	12,385
	United States Treasury Note/Bond	3.625%	5/15/26	7,523	7,369
	United States Treasury Note/Bond	2.125%	5/31/26	4,000	3,809
	United States Treasury Note/Bond	4.500%	7/15/26	25,500	25,388
	United States Treasury Note/Bond	1.875%	7/31/26	4,000	3,777
[1,2]	United States Treasury Note/Bond	4.375%	8/15/26	22,954	22,803
	United States Treasury Note/Bond	4.625%	11/15/26	5,500	5,498
	United States Treasury Note/Bond	4.000%	1/15/27	15,991	15,759
	United States Treasury Note/Bond	2.500%	3/31/27	6,400	6,066
	United States Treasury Note/Bond	2.375%	5/15/27	5,170	4,869
	United States Treasury Note/Bond	4.125%	10/31/27	4,974	4,918
	United States Treasury Note/Bond	3.875%	12/31/27	4,000	3,924
	United States Treasury Note/Bond	0.750%	1/31/28	7,447	6,537
	United States Treasury Note/Bond	1.250%	4/30/28	10,000	8,884
	United States Treasury Note/Bond	4.000%	6/30/28	1,899	1,870
	United States Treasury Note/Bond	1.000%	7/31/28	2,538	2,217
	United States Treasury Note/Bond	1.125%	8/31/28	484	424
	United States Treasury Note/Bond	1.250%	9/30/28	3,277	2,880
Total U.S. Government and Agency Obligations (Cost $220,257)					219,101
Asset-Backed/Commercial Mortgage-Backed Securities (4.5%)
[3,4]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	250	252
[4]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	200	199
[3,4]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	200	201
[4]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	140	140
[3,4]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	130	131
[3,4]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	140	145
[3,4]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	140	140
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	250	250
[3,4]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	85	83
[3,4]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	98
[4]	Americredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	400	405
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1 Class B	5.380%	6/18/29	920	922
[3,4,5]	Aventura Mall Trust Class A Series 2018-AVM	4.249%	7/5/40	200	189
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	270	272
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	100	101
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	510	522
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	990	985
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	410	406
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-1A	5.850%	6/20/30	240	240
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	240	238
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	100	99
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2024-1A	6.480%	6/20/30	180	181
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2022-5A	6.240%	4/20/27	120	119
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2023-1A	6.230%	4/20/29	200	200
[4]	BA Credit Card Trust Class A2 Series 2023-A2	4.980%	11/15/28	900	899
[4,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.486%	9/15/48	40	35
[4,5]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.757%	9/20/46	58	46
[4]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	360	318
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	142
1

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	28
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	331
[4]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	130	122
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	254
[3,4]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	130	131
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	105
[4,5]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/56	200	209
[4]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/57	1,220	1,237
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	160	160
[3,4]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/28	180	180
[3,4]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/29	210	211
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	180	176
[4,5]	BBCMS Mortgage Trust Class A3 Series 2023-5C23	6.675%	12/15/56	40	42
[4]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	970	994
[4,5]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	300	307
[4,5]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.406%	5/25/47	81	71
[4,5]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.367%	10/25/36	77	66
[4,5]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	330	341
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/29	500	511
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	95
[4,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	490	459
[4,5]	BMO Mortgage Trust Class A3 Series 2023-5C2	7.296%	11/15/56	290	309
[4]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	700	708
[4,5]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	1,050	1,100
[3,4,5]	BPR Trust Class A Series 2023-BRK2	7.146%	10/5/38	200	207
[3,4]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	140	124
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	510	495
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	230	228
[4]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	280	276
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	272
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	607	574
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	88
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	102
[4,5]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	210	196
[4,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	90	82
[4,5]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	60	56
[4,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	29
[4,5]	CD Mortgage Trust Class C Series 2018-CD7	5.004%	8/15/51	90	80
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	98
[3,4]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	250	249
[3,4]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	70	70
[3,4]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/30	170	169
[3,4]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	70	70
[3,4]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/30	110	110
[3,4]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	100	100
[3,4]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/31	350	349
[4]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	1,560	1,549
[4,5]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	4.780%	3/20/36	57	50
[4,5]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	4.371%	2/25/47	67	56
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	57
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	315	306
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	174
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/72	280	251
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	140	126
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.727%	9/10/58	100	86
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.398%	9/15/50	50	43
[4,5]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.149%	7/25/37	35	30
[3,4]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	150	149
[4]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	170	165
[3,4]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	33	31
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	116
[4,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.493%	8/15/48	140	121
[3,4]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/49	248	235
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	121
[3,4]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	110	111
[3,4]	DLLAD LLC Class A3 Series 2023-1A	5.640%	2/22/28	190	191
[3,4]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	50	50
[3,4]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/49	346	315
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	480	478
[4]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	560	556
2

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	6.250%	10/25/56	124	123
[3,4]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	64	61
[3,4]	Enterprise Fleet Financing LLC Class A3 Series 2023-3	6.410%	6/20/30	100	104
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	6.324%	5/25/44	199	199
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	7.035%	7/25/43	86	87
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R08, SOFR30A + 1.500%	6.835%	10/25/43	150	151
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	6.385%	1/25/44	1,128	1,129
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	6.435%	2/25/44	145	145
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.285%	9/25/43	359	362
[4,5]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR3	4.000%	11/25/36	33	20
[4,5]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR4	5.141%	1/25/37	67	36
[4]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	150	152
[4]	First National Master Note Trust Class A Series 2024-1	5.340%	5/15/30	840	843
[4,5]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	50	50
[4]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	290	293
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	170	169
[4]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	400	406
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	1,200	1,190
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	680	685
[3,4]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	1,950	1,934
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	280	280
[3,4]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	199
[4]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	440	448
[3,4]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	530	525
[4]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	300	300
[4]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/30	630	629
[3,4]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	225
[3,4]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	186
[4]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	490	504
[3,4]	Ford Credit Floorplan Master Owner Trust Class A Series 2024-2	5.240%	4/15/31	2,010	2,026
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	580	576
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	1,790	1,797
[3,4]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/29	620	622
[3,4]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/31	430	433
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	7.185%	11/25/43	165	168
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	6.685%	2/25/44	608	611
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	6.585%	5/25/44	937	940
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	6.585%	3/25/44	529	530
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2023-HQA3, SOFR30A + 1.850%	7.185%	11/25/43	115	116
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	7.435%	3/25/42	72	72
[4]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	180	181
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	490	490
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	210	211
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	510	497
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	250	248
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	50	49
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	90	90
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/29	130	130
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	200	200
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	340	340
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	390	400
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	710	707
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	55
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	150	154
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	210	209
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	91
[4,5]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	4.262%	11/19/35	9	8
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	300	303
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	1,470	1,473
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	280	280
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/31	120	120
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	840	772
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A4, Series 2024-1	5.080%	12/16/30	200	199
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	70
[4,5]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	9
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	187
[4,5]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	100	94
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	169	149
[4,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.600%	9/10/47	410	347
[4,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.791%	10/10/48	110	84
3

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	290	266
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	350	348
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	130	130
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	240	238
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	290	290
[3,4]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	310	310
[3,4]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/32	210	210
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	320	320
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/28	540	539
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	200	200
[4]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	540	552
[4]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	290	289
[4]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	240	239
[4]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	530	527
[3,4,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/43	15	14
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	260
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	238
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	190
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	9
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	149
[3,4]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	140	139
[3,4]	Kubota Credit Owner Trust Class A4 Series 2024-1A	5.200%	1/15/30	280	279
[3,4]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/29	120	120
[3,4]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/29	70	70
[3,4]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/31	60	60
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2024-1A	5.220%	2/17/32	410	410
[3,4]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	310	310
[4,5]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	6.091%	4/25/34	1	1
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	7.322%	7/25/33	3	3
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	7.254%	2/25/33	4	4
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	70
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.116%	7/15/46	70	57
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	99	96
[3,4]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	175	152
[4,5]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	220	210
[4,5]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.965%	6/25/36	32	30
[3,4]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	205	187
[3,4]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	106	104
[3,4,5]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	7.033%	3/15/72	79	80
[3,4]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	190	190
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	170	169
[3,4]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	230	143
[3,4]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	350	349
[3,4]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/28	160	161
[3,4]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	108	102
[3,4]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	98	95
[3,4]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	340	313
[3,4]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	290	265
[3,4]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/41	440	396
[3,4,7]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/9/29	1,250	1,123
[3,4]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	94
[3,4]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	98
[4,5]	RFMSI Trust Class 2A1 Series 2006-SA2	5.621%	8/25/36	116	80
[4,5]	RFMSI Trust Class 2A1 Series 2006-SA3	5.724%	9/25/36	41	23
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	250	251
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	250	249
[4]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	330	334
[4]	Santander Drive Auto Receivables Trust Class B Series 2024 -1	5.230%	12/15/28	240	239
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	850	858
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	890	892
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	90	89
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	260	267
[4]	Santander Drive Auto Receivables Trust Class C Series 2024 -1	5.450%	3/15/30	180	179
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/30	330	333
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/30	950	952
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/31	360	365
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/31	1,010	1,013
[3,4]	SBNA Auto Lease Trust Class A4 Series 2023-A	6.520%	4/20/28	190	194
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	240	241
[3,4]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	460	459
4

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	210	210
[3,4]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	210	210
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	50	50
[3,4]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/30	160	161
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	160	161
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/30	190	190
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	220	220
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/32	220	220
[3,4]	SMB Private Education Loan Trust Class A1A Series 2024-A	5.240%	3/15/56	605	602
[3,4]	SMB Private Education Loan Trust Class A1A Series 2024-C	5.500%	6/17/52	276	278
[3,4]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	10	10
[3,4]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	84	81
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	197	192
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	282	274
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	33	32
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	29	28
[3,4]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/54	1,780	1,796
[4]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	1,640	1,659
[4]	Synchrony Card Funding LLC Class A Series 2024-A1	5.040%	3/15/30	1,380	1,376
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	120	121
[3,4]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	63	63
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	190	191
[3,4]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	190	191
[3,4,7]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/49	1,000	996
[3,4]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	540	516
[3,4]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/36	1,440	1,449
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	330	321
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	440	442
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	350	344
[3,4]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/27	700	702
[3,4]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/54	1,255	1,262
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	141
[3,4]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	19	18
[3,4]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	290	294
[3,4]	Verizon Master Trust Class A Series 2024-2	4.830%	12/22/31	1,900	1,883
[3,4]	Verizon Master Trust Class A Series 2024-5	5.000%	6/21/32	1,630	1,624
[3,4]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	380	375
[3,4]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/32	810	807
[3,4]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	470	463
[3,4]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/32	230	229
[4,5]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	5.679%	9/25/33	4	3
[4,5]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	6.283%	1/25/33	2	2
[4,5]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	5.678%	8/25/33	3	3
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	189
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	112
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	71
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	72
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	210	201
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	85
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	580	559
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	120	111
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	151
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.692%	9/15/58	115	110
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	72
[4,5]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.363%	10/25/36	38	33
[3,4]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/49	206	192
[3,4,5]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	765	685
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	164
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	244
[4,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	47
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	430	417
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	270	272
[4]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	300	296
[4]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	360	358
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	140	132
[4]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	180	180
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	490	492
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $97,978)					96,620
5

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (81.6%)
Communications (5.7%)
[3]	AMC Networks Inc.	10.250%	1/15/29	45	44
	AT&T Inc.	3.875%	1/15/26	400	391
	AT&T Inc.	1.700%	3/25/26	7,684	7,213
	AT&T Inc.	2.950%	7/15/26	860	820
	AT&T Inc.	2.300%	6/1/27	3,066	2,837
	AT&T Inc.	1.650%	2/1/28	1,940	1,723
	AT&T Inc.	4.100%	2/15/28	1,152	1,112
[8]	AT&T Inc.	1.600%	5/19/28	700	697
	AT&T Inc.	4.350%	3/1/29	1,217	1,180
[8]	Booking Holdings Inc.	3.500%	3/1/29	300	321
	British Telecommunications plc	5.125%	12/4/28	870	867
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	120	109
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	80	69
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	15	12
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	582	577
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	4,525	4,567
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	2,520	2,343
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	3,181	2,721
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	1,035	995
[9]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	1,200	1,360
	Comcast Corp.	2.350%	1/15/27	1,782	1,669
	Comcast Corp.	5.350%	11/15/27	956	967
	Comcast Corp.	3.150%	2/15/28	1,141	1,072
	Comcast Corp.	3.550%	5/1/28	1,440	1,368
	Comcast Corp.	5.100%	6/1/29	1,320	1,328
[3]	CSC Holdings LLC	11.750%	1/31/29	40	34
[3]	CSC Holdings LLC	4.125%	12/1/30	70	46
[3]	CSC Holdings LLC	4.500%	11/15/31	70	45
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	44	41
	Discovery Communications LLC	4.900%	3/11/26	1,345	1,325
	Discovery Communications LLC	3.950%	3/20/28	860	804
[3]	DISH Network Corp.	11.750%	11/15/27	146	143
	Expedia Group Inc.	4.625%	8/1/27	2,811	2,759
	Fox Corp.	4.709%	1/25/29	1,760	1,729
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	105	99
[3]	Level 3 Financing Inc.	4.625%	9/15/27	50	26
[3]	Level 3 Financing Inc.	4.250%	7/1/28	20	7
	Meta Platforms Inc.	3.500%	8/15/27	6,717	6,451
	Meta Platforms Inc.	4.600%	5/15/28	1,455	1,449
	Netflix Inc.	4.375%	11/15/26	1,998	1,962
	Netflix Inc.	4.875%	4/15/28	3,042	3,024
	Netflix Inc.	5.875%	11/15/28	7,005	7,219
[8]	Netflix Inc.	3.875%	11/15/29	400	432
[3]	Nexstar Media Inc.	5.625%	7/15/27	90	86
[3]	NTT Finance Corp.	1.162%	4/3/26	3,360	3,129
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,060	1,026
	Paramount Global	2.900%	1/15/27	435	402
	Paramount Global	3.375%	2/15/28	110	98
	Paramount Global	3.700%	6/1/28	265	239
	Paramount Global	4.200%	6/1/29	250	223
	Paramount Global	6.375%	3/30/62	80	71
	Rogers Communications Inc.	3.200%	3/15/27	1,505	1,428
	Rogers Communications Inc.	5.000%	2/15/29	3,040	3,003
[3]	Scripps Escrow Inc.	5.875%	7/15/27	20	12
	Sprint Capital Corp.	6.875%	11/15/28	4,820	5,110
	Sprint LLC	7.625%	3/1/26	1,110	1,141
	Take-Two Interactive Software Inc.	3.700%	4/14/27	990	952
	Take-Two Interactive Software Inc.	4.950%	3/28/28	900	892
	TCI Communications Inc.	7.125%	2/15/28	37	40
	Telefonica Emisiones SA	4.103%	3/8/27	2,576	2,501
	T-Mobile USA Inc.	1.500%	2/15/26	1,690	1,587
	T-Mobile USA Inc.	2.250%	2/15/26	1,595	1,516
	T-Mobile USA Inc.	2.625%	4/15/26	160	152
	T-Mobile USA Inc.	3.750%	4/15/27	5,127	4,928
	T-Mobile USA Inc.	4.750%	2/1/28	750	739
	T-Mobile USA Inc.	2.050%	2/15/28	295	265
	T-Mobile USA Inc.	4.950%	3/15/28	2,422	2,406
6

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	4.800%	7/15/28	1,275	1,258
	T-Mobile USA Inc.	4.850%	1/15/29	2,630	2,597
	T-Mobile USA Inc.	3.375%	4/15/29	746	689
[8]	T-Mobile USA Inc.	3.550%	5/8/29	300	322
[3]	Univision Communications Inc.	8.000%	8/15/28	145	141
[3]	Univision Communications Inc.	8.500%	7/31/31	70	68
	Verizon Communications Inc.	1.450%	3/20/26	3,495	3,274
	Verizon Communications Inc.	2.625%	8/15/26	1,470	1,394
	Verizon Communications Inc.	4.125%	3/16/27	1,510	1,472
	Verizon Communications Inc.	3.000%	3/22/27	2,075	1,964
	Verizon Communications Inc.	2.100%	3/22/28	4,502	4,049
	Verizon Communications Inc.	4.329%	9/21/28	2,220	2,158
	Warnermedia Holdings Inc.	3.755%	3/15/27	7,134	6,767
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,107	1,022
					123,078
Consumer Discretionary (6.5%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	70	66
	American Honda Finance Corp.	1.200%	7/8/25	638	611
	American Honda Finance Corp.	5.800%	10/3/25	1,830	1,839
	American Honda Finance Corp.	4.950%	1/9/26	2,140	2,129
[8]	American Honda Finance Corp.	3.750%	10/25/27	1,000	1,080
	Asbury Automotive Group Inc.	4.500%	3/1/28	15	14
	AutoZone Inc.	3.750%	6/1/27	500	481
	AutoZone Inc.	4.500%	2/1/28	2,040	1,994
	AutoZone Inc.	6.250%	11/1/28	790	824
	AutoZone Inc.	3.750%	4/18/29	970	913
	AutoZone Inc.	5.100%	7/15/29	1,275	1,269
[8]	Ayvens SA	4.375%	11/23/26	300	325
[8]	Ayvens SA	3.875%	2/22/27	200	215
[8]	Ayvens SA	3.875%	1/24/28	300	321
[3]	BMW US Capital LLC	1.250%	8/12/26	1,038	956
[3]	BMW US Capital LLC	3.450%	4/1/27	275	264
[3]	Boyne USA Inc.	4.750%	5/15/29	130	121
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	25	25
[3]	Churchill Downs Inc.	5.500%	4/1/27	45	44
[3]	Churchill Downs Inc.	4.750%	1/15/28	90	86
[3]	Clarios Global LP	6.750%	5/15/25	72	72
	eBay Inc.	5.900%	11/22/25	605	608
	eBay Inc.	1.400%	5/10/26	1,500	1,395
	eBay Inc.	5.950%	11/22/27	945	973
[3]	ERAC USA Finance LLC	3.800%	11/1/25	665	650
[3]	ERAC USA Finance LLC	3.300%	12/1/26	100	96
[3]	ERAC USA Finance LLC	4.600%	5/1/28	770	758
[3]	ERAC USA Finance LLC	5.000%	2/15/29	1,448	1,445
	Ford Motor Co.	6.625%	10/1/28	710	737
	Ford Motor Credit Co. LLC	4.134%	8/4/25	2,050	2,012
	Ford Motor Credit Co. LLC	3.375%	11/13/25	810	784
	Ford Motor Credit Co. LLC	6.950%	3/6/26	1,390	1,413
	Ford Motor Credit Co. LLC	6.950%	6/10/26	260	265
	Ford Motor Credit Co. LLC	2.700%	8/10/26	380	357
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	193
	Ford Motor Credit Co. LLC	5.800%	3/5/27	2,535	2,536
	Ford Motor Credit Co. LLC	5.850%	5/17/27	880	881
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,195	1,167
	Ford Motor Credit Co. LLC	4.125%	8/17/27	715	680
	Ford Motor Credit Co. LLC	3.815%	11/2/27	35	33
	Ford Motor Credit Co. LLC	7.350%	11/4/27	2,150	2,241
	Ford Motor Credit Co. LLC	2.900%	2/16/28	400	362
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,025	1,057
	Ford Motor Credit Co. LLC	6.798%	11/7/28	2,185	2,259
	General Motors Co.	6.125%	10/1/25	4,175	4,196
	General Motors Financial Co. Inc.	6.050%	10/10/25	2,820	2,832
	General Motors Financial Co. Inc.	1.250%	1/8/26	6,100	5,712
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,720	1,710
	General Motors Financial Co. Inc.	5.400%	4/6/26	1,960	1,956
	General Motors Financial Co. Inc.	1.500%	6/10/26	405	375
	General Motors Financial Co. Inc.	4.000%	10/6/26	792	767
	General Motors Financial Co. Inc.	4.350%	1/17/27	820	799
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,135	1,050
7

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.000%	4/9/27	2,226	2,204
	General Motors Financial Co. Inc.	5.400%	5/8/27	2,275	2,274
	General Motors Financial Co. Inc.	5.350%	7/15/27	1,670	1,666
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,985	1,832
	General Motors Financial Co. Inc.	6.000%	1/9/28	670	681
	General Motors Financial Co. Inc.	2.400%	4/10/28	870	780
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,865	1,649
	General Motors Financial Co. Inc.	5.800%	1/7/29	1,900	1,918
	General Motors Financial Co. Inc.	4.300%	4/6/29	885	841
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	70	65
[3]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,254	3,053
	Harley-Davidson Inc.	3.500%	7/28/25	900	879
[3]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	259
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	50	50
	Home Depot Inc.	5.100%	12/24/25	4,425	4,421
	Home Depot Inc.	5.150%	6/25/26	1,690	1,692
	Home Depot Inc.	4.875%	6/25/27	1,495	1,492
	Home Depot Inc.	2.800%	9/14/27	130	122
	Home Depot Inc.	3.900%	12/6/28	540	522
	Home Depot Inc.	4.750%	6/25/29	1,670	1,660
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,860	1,743
	Hyatt Hotels Corp.	5.250%	6/30/29	1,310	1,299
	Lennar Corp.	5.250%	6/1/26	1,755	1,750
[3]	Lithia Motors Inc.	4.625%	12/15/27	95	91
[3]	Lithia Motors Inc.	3.875%	6/1/29	85	76
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	80	80
[3]	Live Nation Entertainment Inc.	6.500%	5/15/27	320	322
	Lowe's Cos. Inc.	4.400%	9/8/25	1,070	1,056
	Lowe's Cos. Inc.	4.800%	4/1/26	2,800	2,777
	Lowe's Cos. Inc.	3.350%	4/1/27	1,020	974
	Lowe's Cos. Inc.	1.300%	4/15/28	708	618
	Lowe's Cos. Inc.	1.700%	9/15/28	355	310
	Marriott International Inc.	3.750%	10/1/25	500	489
	Marriott International Inc.	3.125%	6/15/26	190	182
	Marriott International Inc.	5.000%	10/15/27	850	848
	Marriott International Inc.	4.875%	5/15/29	710	701
	McDonald's Corp.	1.450%	9/1/25	700	670
	McDonald's Corp.	3.500%	7/1/27	900	862
[3]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	560	526
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	1,735	1,721
[3]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	960	960
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	2,190	2,174
[3]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	2,415	2,419
[3]	MGM China Holdings Ltd.	7.125%	6/26/31	70	70
	Mohawk Industries Inc.	5.850%	9/18/28	450	459
[3]	NCL Corp. Ltd.	5.875%	2/15/27	38	37
	Newell Brands Inc.	4.875%	6/1/25	75	74
	Newell Brands Inc.	6.375%	9/15/27	225	222
	Newell Brands Inc.	6.625%	9/15/29	36	35
	Newell Brands Inc.	6.875%	4/1/36	20	18
	Newell Brands Inc.	7.000%	4/1/46	35	28
[3]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	1,040	1,029
	O'Reilly Automotive Inc.	5.750%	11/20/26	950	959
[3]	Penn Entertainment Inc.	5.625%	1/15/27	35	34
[8]	RCI Banque SA	4.625%	10/2/26	900	978
	Ross Stores Inc.	0.875%	4/15/26	865	800
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	533	563
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	15	16
	Starbucks Corp.	4.750%	2/15/26	1,055	1,048
	Starbucks Corp.	2.000%	3/12/27	116	107
	Tapestry Inc.	7.000%	11/27/26	755	776
	Tapestry Inc.	7.350%	11/27/28	575	597
	Toyota Motor Credit Corp.	5.200%	5/15/26	2,630	2,634
	Toyota Motor Credit Corp.	1.900%	1/13/27	2,123	1,964
	Toyota Motor Credit Corp.	5.000%	3/19/27	1,965	1,964
	Toyota Motor Credit Corp.	3.050%	3/22/27	4,445	4,222
	Toyota Motor Credit Corp.	4.550%	9/20/27	2,640	2,607
	Toyota Motor Credit Corp.	4.625%	1/12/28	1,073	1,063
	Toyota Motor Credit Corp.	1.900%	4/6/28	892	800
	Toyota Motor Credit Corp.	4.650%	1/5/29	1,170	1,156
8

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	5.050%	5/16/29	2,175	2,182
[3]	Vail Resorts Inc.	6.500%	5/15/32	145	147
[3]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	1,870	1,874
[3]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	1,495	1,502
[3]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	300	303
[3]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	1,125	1,138
[8]	Volkswagen International Finance NV	3.875%	3/29/26	300	322
[8]	Volkswagen International Finance NV	3.875%	Perpetual	200	206
[8]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,900	1,905
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	175	163
					140,658
Consumer Staples (4.2%)
[3]	7-Eleven Inc.	0.950%	2/10/26	2,300	2,142
	Altria Group Inc.	4.400%	2/14/26	1,089	1,071
	Altria Group Inc.	2.625%	9/16/26	1,000	942
	Altria Group Inc.	6.200%	11/1/28	380	394
	Altria Group Inc.	4.800%	2/14/29	321	316
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	560	557
	BAT Capital Corp.	3.215%	9/6/26	3,527	3,366
	BAT Capital Corp.	4.700%	4/2/27	3,335	3,283
	BAT Capital Corp.	3.557%	8/15/27	297	282
	BAT Capital Corp.	2.259%	3/25/28	2,420	2,168
	BAT International Finance plc	1.668%	3/25/26	5,326	4,992
	BAT International Finance plc	4.448%	3/16/28	2,155	2,086
	BAT International Finance plc	5.931%	2/2/29	7,525	7,701
[8]	British American Tobacco plc	3.000%	Perpetual	200	201
	Campbell Soup Co.	5.300%	3/20/26	1,080	1,078
	Campbell Soup Co.	5.200%	3/19/27	3,665	3,670
	Campbell Soup Co.	4.150%	3/15/28	1,090	1,056
	Campbell Soup Co.	5.200%	3/21/29	1,060	1,061
[3]	Cargill Inc.	4.500%	6/24/26	450	444
[8]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	400	404
	Conagra Brands Inc.	5.300%	10/1/26	1,265	1,264
	Conagra Brands Inc.	1.375%	11/1/27	50	44
	Constellation Brands Inc.	4.400%	11/15/25	724	714
	Constellation Brands Inc.	4.750%	12/1/25	215	213
	Constellation Brands Inc.	3.700%	12/6/26	200	193
	Constellation Brands Inc.	3.500%	5/9/27	915	873
	Constellation Brands Inc.	4.350%	5/9/27	1,770	1,728
	Diageo Capital plc	5.300%	10/24/27	1,640	1,654
	Dollar General Corp.	4.625%	11/1/27	1,250	1,223
[3]	Energizer Holdings Inc.	4.750%	6/15/28	135	126
	General Mills Inc.	4.700%	1/30/27	560	553
	General Mills Inc.	4.200%	4/17/28	595	576
	Haleon US Capital LLC	3.375%	3/24/27	726	693
	J M Smucker Co.	5.900%	11/15/28	755	778
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.125%	2/1/28	490	484
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	75	77
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,610	2,557
	Keurig Dr Pepper Inc.	3.950%	4/15/29	375	357
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	350	344
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	575
	Kraft Heinz Foods Co.	3.875%	5/15/27	2,779	2,688
	Kroger Co.	3.500%	2/1/26	1,470	1,427
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	80	77
[3]	Mars Inc.	4.550%	4/20/28	1,610	1,588
	McCormick & Co. Inc.	3.400%	8/15/27	600	570
	Mead Johnson Nutrition Co.	4.125%	11/15/25	100	98
	Molson Coors Beverage Co.	3.000%	7/15/26	1,095	1,048
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,821
	Mondelez International Inc.	2.625%	3/17/27	970	909
	Mondelez International Inc.	4.750%	2/20/29	1,870	1,848
[3]	Performance Food Group Inc.	5.500%	10/15/27	95	93
	Philip Morris International Inc.	5.000%	11/17/25	2,305	2,294
	Philip Morris International Inc.	4.875%	2/13/26	3,785	3,757
	Philip Morris International Inc.	2.750%	2/25/26	500	479
	Philip Morris International Inc.	0.875%	5/1/26	1,150	1,062
	Philip Morris International Inc.	4.750%	2/12/27	1,255	1,245
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,654
9

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.875%	2/15/28	3,555	3,526
	Philip Morris International Inc.	3.125%	3/2/28	1,057	986
	Philip Morris International Inc.	5.250%	9/7/28	1,980	1,995
	Philip Morris International Inc.	4.875%	2/13/29	3,400	3,362
[8]	Philip Morris International Inc.	3.750%	1/15/31	200	212
[8]	Swedish Match AB	0.875%	2/26/27	200	199
	Sysco Corp.	3.250%	7/15/27	1,140	1,080
	Tyson Foods Inc.	4.000%	3/1/26	1,865	1,821
[3]	United Natural Foods Inc.	6.750%	10/15/28	25	23
[3]	US Foods Inc.	6.875%	9/15/28	90	92
					90,194
Energy (6.1%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	35	35
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	742
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	1,955	1,850
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	270	275
	BP Capital Markets America Inc.	3.410%	2/11/26	440	428
	BP Capital Markets America Inc.	3.119%	5/4/26	506	487
	BP Capital Markets America Inc.	3.017%	1/16/27	1,085	1,031
	BP Capital Markets America Inc.	3.937%	9/21/28	1,260	1,209
	BP Capital Markets America Inc.	4.234%	11/6/28	465	451
[8]	BP Capital Markets BV	3.773%	5/12/30	200	216
	BP Capital Markets plc	3.279%	9/19/27	1,722	1,633
	BP Capital Markets plc	3.723%	11/28/28	640	608
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	597
	Canadian Natural Resources Ltd.	3.850%	6/1/27	4,001	3,848
	Cenovus Energy Inc.	4.250%	4/15/27	32	31
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,070	2,067
	Cheniere Energy Inc.	4.625%	10/15/28	2,545	2,471
[3]	Civitas Resources Inc.	8.375%	7/1/28	130	136
[3]	Continental Resources Inc.	2.268%	11/15/26	1,000	928
	Coterra Energy Inc.	3.900%	5/15/27	512	492
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	75	75
	DCP Midstream Operating LP	5.625%	7/15/27	58	59
	DCP Midstream Operating LP	5.125%	5/15/29	2,731	2,713
	Devon Energy Corp.	5.850%	12/15/25	400	401
	Diamondback Energy Inc.	3.250%	12/1/26	2,295	2,192
	Diamondback Energy Inc.	5.200%	4/18/27	1,635	1,636
[3]	DT Midstream Inc.	4.125%	6/15/29	60	55
	Empresa Nacional del Petroleo	3.750%	8/5/26	2,245	2,150
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	196
	Enbridge Energy Partners LP	5.875%	10/15/25	820	822
	Enbridge Inc.	1.600%	10/4/26	900	829
	Enbridge Inc.	5.900%	11/15/26	1,910	1,932
	Enbridge Inc.	4.250%	12/1/26	1,265	1,235
	Enbridge Inc.	5.250%	4/5/27	1,120	1,120
	Enbridge Inc.	3.700%	7/15/27	1,340	1,284
	Enbridge Inc.	6.000%	11/15/28	1,880	1,936
	Enbridge Inc.	5.300%	4/5/29	2,675	2,679
	Energy Transfer LP	5.950%	12/1/25	550	551
	Energy Transfer LP	4.750%	1/15/26	95	94
	Energy Transfer LP	3.900%	7/15/26	392	380
	Energy Transfer LP	6.050%	12/1/26	2,070	2,098
	Energy Transfer LP	4.400%	3/15/27	4,440	4,331
	Energy Transfer LP	5.500%	6/1/27	2,980	2,989
	Energy Transfer LP	4.000%	10/1/27	741	711
	Energy Transfer LP	5.550%	2/15/28	1,663	1,677
	Energy Transfer LP	4.950%	5/15/28	2,545	2,508
	Energy Transfer LP	4.950%	6/15/28	569	562
	Energy Transfer LP	6.100%	12/1/28	1,250	1,287
	Energy Transfer LP	5.250%	4/15/29	2,985	2,980
	Energy Transfer LP	5.250%	7/1/29	895	890
[3]	EQM Midstream Partners LP	7.500%	6/1/27	105	107
[3]	EQT Corp.	3.125%	5/15/26	50	48
	EQT Corp.	3.900%	10/1/27	1,900	1,816
	EQT Corp.	5.000%	1/15/29	260	255
[3]	Hess Midstream Operations LP	6.500%	6/1/29	75	76
	Kinder Morgan Inc.	1.750%	11/15/26	1,250	1,152
	Kinder Morgan Inc.	5.000%	2/1/29	2,010	1,988
10

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Kinetik Holdings LP	6.625%	12/15/28	80	81
	Marathon Oil Corp.	4.400%	7/15/27	75	73
	Marathon Oil Corp.	5.300%	4/1/29	1,740	1,748
	Marathon Petroleum Corp.	5.125%	12/15/26	2,288	2,280
	Marathon Petroleum Corp.	3.800%	4/1/28	981	935
	MPLX LP	1.750%	3/1/26	3,260	3,065
	MPLX LP	4.000%	3/15/28	540	517
	Occidental Petroleum Corp.	5.875%	9/1/25	140	140
	Occidental Petroleum Corp.	5.500%	12/1/25	720	718
	Occidental Petroleum Corp.	6.375%	9/1/28	2,805	2,894
	ONEOK Inc.	2.200%	9/15/25	854	820
	ONEOK Inc.	5.850%	1/15/26	3,196	3,211
	ONEOK Inc.	5.550%	11/1/26	960	964
	ONEOK Inc.	4.000%	7/13/27	300	290
	ONEOK Inc.	4.550%	7/15/28	875	853
	ONEOK Inc.	5.650%	11/1/28	960	975
	ONEOK Inc.	4.350%	3/15/29	2,262	2,179
	Ovintiv Inc.	5.375%	1/1/26	1,211	1,205
	Ovintiv Inc.	5.650%	5/15/28	1,445	1,461
[3]	Permian Resources Operating LLC	5.375%	1/15/26	65	64
[3]	Permian Resources Operating LLC	8.000%	4/15/27	90	92
	Pertamina Persero PT	1.400%	2/9/26	567	530
	Phillips 66	1.300%	2/15/26	810	758
	Phillips 66	3.900%	3/15/28	360	345
	Phillips 66 Co.	4.950%	12/1/27	2,305	2,299
	Pioneer Natural Resources Co.	1.125%	1/15/26	1,290	1,211
	Pioneer Natural Resources Co.	5.100%	3/29/26	3,395	3,389
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,013	1,985
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,679	1,643
	Range Resources Corp.	8.250%	1/15/29	130	135
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	1	1
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	3,266	3,280
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	2,195	2,177
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	985	950
[3]	Schlumberger Holdings Corp.	5.000%	5/29/27	1,495	1,490
[3]	Schlumberger Holdings Corp.	5.000%	11/15/29	1,060	1,052
	Schlumberger Investment SA	4.500%	5/15/28	1,180	1,161
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	715	720
	Spectra Energy Partners LP	3.375%	10/15/26	596	570
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	125	126
	Targa Resources Corp.	5.200%	7/1/27	1,365	1,362
	Targa Resources Corp.	6.150%	3/1/29	645	666
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	129	130
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	160	164
[8]	TotalEnergies SE	2.000%	Perpetual	100	100
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	868
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,192	1,153
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,040	997
[3]	Transocean Inc.	8.250%	5/15/29	115	115
[3]	Transocean Inc.	8.750%	2/15/30	76	80
[3]	Valaris Ltd.	8.375%	4/30/30	165	171
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	50	46
[3]	Venture Global LNG Inc.	9.500%	2/1/29	420	460
	Western Midstream Operating LP	4.650%	7/1/26	115	113
	Western Midstream Operating LP	4.500%	3/1/28	365	352
	Williams Cos. Inc.	5.400%	3/2/26	885	884
	Williams Cos. Inc.	3.750%	6/15/27	955	917
	Williams Cos. Inc.	5.300%	8/15/28	3,275	3,285
	Williams Cos. Inc.	4.900%	3/15/29	3,485	3,436
					131,035
Financials (26.8%)
[3]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,120	1,136
[3]	AEGON Funding Co. LLC	5.500%	4/16/27	935	931
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	705	695
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	939	885
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	2,929	2,733
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	1,610	1,635
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	1,320	1,254
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	1,814	1,769
11

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	2,500	2,528
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	1,255	1,141
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	980	972
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	293
	Aflac Inc.	1.125%	3/15/26	1,445	1,350
	Air Lease Corp.	3.375%	7/1/25	745	728
	Air Lease Corp.	2.875%	1/15/26	1,315	1,262
	Air Lease Corp.	3.750%	6/1/26	1,000	966
	Air Lease Corp.	2.200%	1/15/27	900	831
	Air Lease Corp.	5.300%	2/1/28	1,250	1,247
	Air Lease Corp.	4.625%	10/1/28	435	422
	Air Lease Corp.	5.100%	3/1/29	1,950	1,929
	Allstate Corp.	0.750%	12/15/25	330	309
	Allstate Corp.	5.050%	6/24/29	1,190	1,185
	Ally Financial Inc.	4.750%	6/9/27	1,000	976
	Ally Financial Inc.	6.992%	6/13/29	1,720	1,786
	American Express Co.	2.550%	3/4/27	2,154	2,013
	American Express Co.	5.645%	4/23/27	1,270	1,275
	American Express Co.	5.098%	2/16/28	1,060	1,055
	American Express Co.	5.282%	7/27/29	807	808
	American Express Co.	5.532%	4/25/30	900	910
	American International Group Inc.	3.900%	4/1/26	290	282
	American International Group Inc.	4.200%	4/1/28	190	184
	American International Group Inc.	5.750%	4/1/48	200	196
	Ameriprise Financial Inc.	2.875%	9/15/26	341	325
	Ameriprise Financial Inc.	5.700%	12/15/28	1,700	1,740
[3]	AmWINS Group Inc.	6.375%	2/15/29	105	105
[3]	AmWINS Group Inc.	4.875%	6/30/29	75	70
[3]	Antares Holdings LP	2.750%	1/15/27	1,061	963
[3]	Antares Holdings LP	7.950%	8/11/28	750	777
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	1,000	938
	Aon Global Ltd.	3.875%	12/15/25	400	391
	Aon North America Inc.	5.125%	3/1/27	600	599
	Aon North America Inc.	5.150%	3/1/29	1,980	1,975
	Ares Capital Corp.	2.150%	7/15/26	1,084	1,002
	Ares Capital Corp.	7.000%	1/15/27	1,585	1,611
	Ares Capital Corp.	2.875%	6/15/28	700	620
	Ares Capital Corp.	5.875%	3/1/29	1,050	1,034
	Ares Capital Corp.	5.950%	7/15/29	1,510	1,484
[3]	Ares Strategic Income Fund	6.350%	8/15/29	470	466
[8]	Argenta Spaarbank NV	1.000%	10/13/26	700	721
	Athene Holding Ltd.	4.125%	1/12/28	1,145	1,104
[5,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.850%	6.185%	2/26/31	890	600
[9]	Aviva plc	6.125%	11/14/36	240	305
	Banco Santander SA	5.147%	8/18/25	250	248
	Banco Santander SA	1.849%	3/25/26	1,310	1,228
	Banco Santander SA	5.294%	8/18/27	760	755
	Banco Santander SA	1.722%	9/14/27	760	697
	Banco Santander SA	6.607%	11/7/28	940	987
	Bank of America Corp.	4.450%	3/3/26	2,071	2,036
	Bank of America Corp.	4.827%	7/22/26	1,616	1,600
	Bank of America Corp.	1.197%	10/24/26	1,400	1,321
	Bank of America Corp.	5.080%	1/20/27	860	855
	Bank of America Corp.	1.658%	3/11/27	1,485	1,392
	Bank of America Corp.	3.559%	4/23/27	871	842
	Bank of America Corp.	1.734%	7/22/27	5,075	4,703
	Bank of America Corp.	5.933%	9/15/27	2,110	2,132
	Bank of America Corp.	3.824%	1/20/28	2,400	2,314
	Bank of America Corp.	2.551%	2/4/28	3,064	2,860
	Bank of America Corp.	3.705%	4/24/28	1,660	1,590
	Bank of America Corp.	4.376%	4/27/28	2,500	2,440
	Bank of America Corp.	4.948%	7/22/28	2,990	2,966
	Bank of America Corp.	6.204%	11/10/28	2,200	2,265
	Bank of America Corp.	3.419%	12/20/28	3,279	3,083
	Bank of America Corp.	3.970%	3/5/29	540	516
	Bank of America Corp.	5.202%	4/25/29	4,241	4,233
	Bank of America Corp.	2.087%	6/14/29	720	639
	Bank of America Corp.	4.271%	7/23/29	600	578
	Bank of America Corp.	5.819%	9/15/29	1,900	1,940
	Bank of America NA	5.526%	8/18/26	530	534
12

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	5.300%	6/5/26	677	676
	Bank of Montreal	1.250%	9/15/26	479	439
	Bank of Montreal	5.266%	12/11/26	1,520	1,518
	Bank of New York Mellon Corp.	4.947%	4/26/27	2,500	2,485
	Bank of New York Mellon Corp.	3.400%	1/29/28	982	932
	Bank of New York Mellon Corp.	3.442%	2/7/28	538	515
	Bank of New York Mellon Corp.	4.543%	2/1/29	920	902
	Bank of New York Mellon Corp.	6.317%	10/25/29	1,120	1,170
	Bank of New York Mellon Corp.	4.975%	3/14/30	860	855
	Bank of Nova Scotia	4.500%	12/16/25	1,470	1,447
	Bank of Nova Scotia	1.050%	3/2/26	750	698
	Bank of Nova Scotia	2.700%	8/3/26	828	784
	Bank of Nova Scotia	5.400%	6/4/27	440	442
	Bank of Nova Scotia	5.250%	6/12/28	850	854
[8]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	500	508
	Barclays plc	4.375%	1/12/26	1,796	1,766
	Barclays plc	5.200%	5/12/26	975	964
	Barclays plc	5.304%	8/9/26	2,010	1,997
	Barclays plc	5.829%	5/9/27	1,000	1,001
	Barclays plc	6.496%	9/13/27	380	386
	Barclays plc	2.279%	11/24/27	251	232
	Barclays plc	5.674%	3/12/28	1,960	1,963
	Barclays plc	4.836%	5/9/28	300	289
	Barclays plc	5.501%	8/9/28	800	798
	Barclays plc	7.385%	11/2/28	3,770	3,968
	Barclays plc	4.972%	5/16/29	1,300	1,272
[8]	Barclays plc	0.577%	8/9/29	400	375
	Barclays plc	6.490%	9/13/29	1,830	1,893
	Barclays plc	5.690%	3/12/30	1,860	1,865
	Blue Owl Capital Corp.	3.750%	7/22/25	330	322
	Blue Owl Capital Corp.	4.250%	1/15/26	60	58
	Blue Owl Capital Corp.	3.400%	7/15/26	645	608
	Blue Owl Capital Corp.	5.950%	3/15/29	980	965
[8]	BNP Paribas SA	0.500%	5/30/28	300	292
[8]	BNP Paribas SA	1.125%	1/15/32	400	394
[8]	BPCE SA	4.375%	7/13/28	200	218
[9]	BPCE SA	2.500%	11/30/32	200	223
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	790	731
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	652	651
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	2,150	2,134
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	750	771
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	1,510	1,507
	Capital One Financial Corp.	4.200%	10/29/25	730	715
	Capital One Financial Corp.	3.750%	3/9/27	1,480	1,421
	Capital One Financial Corp.	1.878%	11/2/27	4,710	4,319
	Capital One Financial Corp.	4.927%	5/10/28	1,400	1,382
	Capital One Financial Corp.	5.468%	2/1/29	1,550	1,544
	Capital One Financial Corp.	6.312%	6/8/29	5,210	5,331
	Capital One Financial Corp.	5.700%	2/1/30	1,760	1,767
	Capital One Financial Corp.	3.273%	3/1/30	1,000	902
	Charles Schwab Corp.	1.150%	5/13/26	1,180	1,092
	Charles Schwab Corp.	2.450%	3/3/27	1,720	1,604
	Charles Schwab Corp.	3.300%	4/1/27	663	633
	Charles Schwab Corp.	2.000%	3/20/28	46	41
	Charles Schwab Corp.	5.643%	5/19/29	2,400	2,431
	Charles Schwab Corp.	6.196%	11/17/29	2,420	2,515
	Chubb INA Holdings LLC	3.350%	5/3/26	3,313	3,205
	Citibank NA	5.488%	12/4/26	1,140	1,146
	Citibank NA	5.803%	9/29/28	1,250	1,284
	Citigroup Inc.	4.600%	3/9/26	1,984	1,952
	Citigroup Inc.	3.400%	5/1/26	1,200	1,159
	Citigroup Inc.	3.200%	10/21/26	3,641	3,470
	Citigroup Inc.	4.300%	11/20/26	1,034	1,009
	Citigroup Inc.	1.462%	6/9/27	1,470	1,363
	Citigroup Inc.	4.450%	9/29/27	1,104	1,076
	Citigroup Inc.	3.887%	1/10/28	1,290	1,246
	Citigroup Inc.	3.070%	2/24/28	1,850	1,746
	Citigroup Inc.	3.668%	7/24/28	2,809	2,677
	Citigroup Inc.	4.125%	7/25/28	200	192
	Citigroup Inc.	3.520%	10/27/28	594	561
13

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.075%	4/23/29	340	326
[9]	Close Brothers Finance plc	2.750%	10/19/26	200	235
	CNO Financial Group Inc.	5.250%	5/30/29	614	595
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.055%	1/14/27	700	467
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.663%	8/20/31	1,400	934
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	6.157%	9/10/30	600	404
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	738
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,415
	Cooperatieve Rabobank UA	4.800%	1/9/29	800	793
	Corebridge Financial Inc.	3.650%	4/5/27	2,928	2,803
	Corebridge Financial Inc.	3.850%	4/5/29	635	595
[8]	Credit Agricole Assurances SA	2.625%	1/29/48	400	398
[8]	Credit Suisse AG	0.250%	1/5/26	700	712
	Credit Suisse AG	1.250%	8/7/26	2,750	2,527
	Credit Suisse AG	5.000%	7/9/27	3,385	3,357
	Credit Suisse AG	7.500%	2/15/28	1,765	1,888
[8]	Crelan SA	6.000%	2/28/30	200	228
[3]	Danske Bank A/S	5.427%	3/1/28	1,130	1,130
[3]	Danske Bank A/S	5.705%	3/1/30	2,240	2,246
[8]	Danske Bank A/S	1.000%	5/15/31	100	101
	Deutsche Bank AG	6.119%	7/14/26	1,293	1,295
	Deutsche Bank AG	2.129%	11/24/26	2,250	2,135
[8]	Deutsche Bank AG	1.625%	1/20/27	200	203
	Deutsche Bank AG	7.146%	7/13/27	2,210	2,264
	Deutsche Bank AG	2.311%	11/16/27	1,384	1,277
	Deutsche Bank AG	5.706%	2/8/28	1,230	1,228
	Deutsche Bank AG	6.720%	1/18/29	1,285	1,326
	Deutsche Bank AG	6.819%	11/20/29	1,825	1,897
	Discover Bank	3.450%	7/27/26	1,465	1,399
	Discover Bank	5.974%	8/9/28	550	548
[12,13]	DPS Lehman Brothers Holdings	1.000%	8/19/65	210	—
	Eaton Vance Corp.	3.500%	4/6/27	6	6
	Equitable Holdings Inc.	4.350%	4/20/28	545	528
[3]	F&G Global Funding	1.750%	6/30/26	590	543
	Fidelity National Financial Inc.	4.500%	8/15/28	20	19
	Fifth Third Bancorp	2.550%	5/5/27	300	278
	Fifth Third Bancorp	1.707%	11/1/27	2,470	2,264
	Fifth Third Bancorp	3.950%	3/14/28	1,612	1,538
	Fifth Third Bancorp	6.361%	10/27/28	2,840	2,902
	Fifth Third Bancorp	6.339%	7/27/29	3,376	3,462
	Fifth Third Bancorp	4.772%	7/28/30	806	775
	Fifth Third Bank NA	3.950%	7/28/25	443	435
	GATX Corp.	3.250%	9/15/26	490	468
	GATX Corp.	5.400%	3/15/27	820	821
[3]	GGAM Finance Ltd.	8.000%	2/15/27	80	83
[3]	GGAM Finance Ltd.	8.000%	6/15/28	170	179
[3]	Global Atlantic Fin Co.	4.400%	10/15/29	410	382
[3]	Global Atlantic Fin Co.	3.125%	6/15/31	400	331
	Goldman Sachs Bank USA	5.414%	5/21/27	2,630	2,627
	Goldman Sachs Group Inc.	4.250%	10/21/25	1,314	1,291
	Goldman Sachs Group Inc.	3.500%	11/16/26	515	494
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,305	3,084
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,691	1,553
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,011	1,857
	Goldman Sachs Group Inc.	2.640%	2/24/28	2,267	2,114
	Goldman Sachs Group Inc.	3.615%	3/15/28	4,247	4,060
[9]	Goldman Sachs Group Inc.	7.250%	4/10/28	200	269
	Goldman Sachs Group Inc.	3.691%	6/5/28	850	813
	Goldman Sachs Group Inc.	4.482%	8/23/28	560	547
	Goldman Sachs Group Inc.	6.484%	10/24/29	1,600	1,671
	Goldman Sachs Group Inc.	5.727%	4/25/30	1,735	1,766
	Golub Capital BDC Inc.	7.050%	12/5/28	1,210	1,234
	Hanover Insurance Group Inc.	4.500%	4/15/26	300	294
	Horace Mann Educators Corp.	7.250%	9/15/28	139	147
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	65	65
	HSBC Holdings plc	4.250%	8/18/25	1,120	1,100
	HSBC Holdings plc	4.292%	9/12/26	2,030	1,994
[9]	HSBC Holdings plc	1.750%	7/24/27	200	235
	HSBC Holdings plc	5.887%	8/14/27	1,000	1,007
	HSBC Holdings plc	4.041%	3/13/28	2,320	2,235
14

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.597%	5/17/28	3,480	3,493
	HSBC Holdings plc	4.755%	6/9/28	2,450	2,410
	HSBC Holdings plc	5.210%	8/11/28	1,310	1,301
	HSBC Holdings plc	2.013%	9/22/28	350	314
	HSBC Holdings plc	7.390%	11/3/28	3,105	3,284
	HSBC Holdings plc	6.161%	3/9/29	1,641	1,678
	HSBC Holdings plc	4.583%	6/19/29	620	599
	HSBC Holdings plc	2.206%	8/17/29	1,290	1,134
	HSBC Holdings plc	5.546%	3/4/30	695	696
	HSBC Holdings plc	3.973%	5/22/30	1,765	1,649
	HSBC USA Inc.	5.294%	3/4/27	640	642
	Huntington Bancshares Inc.	4.443%	8/4/28	1,073	1,040
	Huntington Bancshares Inc.	6.208%	8/21/29	2,330	2,378
	Huntington National Bank	5.699%	11/18/25	780	778
	Huntington National Bank	4.552%	5/17/28	300	292
	ING Groep NV	3.950%	3/29/27	400	386
	ING Groep NV	1.726%	4/1/27	237	222
	ING Groep NV	6.083%	9/11/27	373	377
	ING Groep NV	4.550%	10/2/28	576	561
	Intercontinental Exchange Inc.	3.750%	12/1/25	937	916
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,520	1,470
[3]	Intercontinental Exchange Inc.	3.625%	9/1/28	2,477	2,337
	Invesco Finance plc	3.750%	1/15/26	406	396
[8]	JAB Holdings BV	1.000%	12/20/27	900	882
	Jefferies Financial Group Inc.	5.875%	7/21/28	740	747
	JPMorgan Chase & Co.	2.950%	10/1/26	81	77
	JPMorgan Chase & Co.	1.045%	11/19/26	3,319	3,119
	JPMorgan Chase & Co.	4.125%	12/15/26	688	670
	JPMorgan Chase & Co.	1.040%	2/4/27	2,150	2,003
	JPMorgan Chase & Co.	1.578%	4/22/27	2,799	2,613
	JPMorgan Chase & Co.	1.470%	9/22/27	1,495	1,373
	JPMorgan Chase & Co.	5.040%	1/23/28	1,080	1,074
	JPMorgan Chase & Co.	3.782%	2/1/28	2,105	2,028
	JPMorgan Chase & Co.	2.947%	2/24/28	155	146
	JPMorgan Chase & Co.	5.571%	4/22/28	1,800	1,815
	JPMorgan Chase & Co.	4.323%	4/26/28	2,054	2,003
	JPMorgan Chase & Co.	3.540%	5/1/28	760	725
	JPMorgan Chase & Co.	2.182%	6/1/28	1,200	1,102
	JPMorgan Chase & Co.	4.005%	4/23/29	1,850	1,770
	JPMorgan Chase & Co.	2.069%	6/1/29	570	507
	JPMorgan Chase & Co.	4.203%	7/23/29	1,380	1,328
	JPMorgan Chase & Co.	5.299%	7/24/29	750	753
	JPMorgan Chase & Co.	6.087%	10/23/29	910	940
	JPMorgan Chase & Co.	5.012%	1/23/30	1,560	1,547
	JPMorgan Chase & Co.	5.581%	4/22/30	2,620	2,661
	JPMorgan Chase & Co.	3.702%	5/6/30	1,125	1,051
	JPMorgan Chase Bank NA	5.110%	12/8/26	3,240	3,238
	KeyBank NA	4.700%	1/26/26	750	735
	KeyBank NA	5.850%	11/15/27	280	279
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	135	134
[3,7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	30	30
	Lloyds Banking Group plc	4.582%	12/10/25	1,295	1,271
	Lloyds Banking Group plc	4.716%	8/11/26	898	888
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	962
	Lloyds Banking Group plc	1.627%	5/11/27	545	506
	Lloyds Banking Group plc	5.985%	8/7/27	1,050	1,056
	Lloyds Banking Group plc	3.750%	3/18/28	550	526
	Lloyds Banking Group plc	5.871%	3/6/29	360	365
[5,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.371%	3/17/29	640	433
	LPL Holdings Inc.	5.700%	5/20/27	565	567
	LPL Holdings Inc.	6.750%	11/17/28	420	441
[3]	Lseg US Fin Corp.	4.875%	3/28/27	740	733
	M&T Bank Corp.	4.553%	8/16/28	3,946	3,777
	M&T Bank Corp.	7.413%	10/30/29	4,881	5,135
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	55	56
[5,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.921%	6/17/31	110	74
[5,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.235%	5/28/30	1,260	853
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	460	458
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	3,910	3,837
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	3,661	3,528
15

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	465	441
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,845	2,632
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	760	700
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,760	1,635
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	600	596
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	160	160
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	1,300	1,307
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	1,700	1,701
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	810	808
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,112	1,028
	Mizuho Financial Group Inc.	1.554%	7/9/27	1,260	1,166
	Mizuho Financial Group Inc.	5.667%	5/27/29	823	831
	Morgan Stanley	5.000%	11/24/25	1,000	993
	Morgan Stanley	3.875%	1/27/26	1,779	1,739
	Morgan Stanley	3.125%	7/27/26	395	378
	Morgan Stanley	4.350%	9/8/26	1,505	1,472
	Morgan Stanley	6.138%	10/16/26	1,216	1,224
	Morgan Stanley	3.625%	1/20/27	1,950	1,880
[5,8]	Morgan Stanley	4.361%	3/19/27	500	537
	Morgan Stanley	3.950%	4/23/27	892	862
	Morgan Stanley	1.593%	5/4/27	2,005	1,869
	Morgan Stanley	1.512%	7/20/27	2,450	2,266
	Morgan Stanley	2.475%	1/21/28	2,875	2,680
	Morgan Stanley	5.652%	4/13/28	2,130	2,151
	Morgan Stanley	4.210%	4/20/28	900	875
[5]	Morgan Stanley	3.591%	7/22/28	600	570
	Morgan Stanley	6.296%	10/18/28	3,100	3,196
	Morgan Stanley	3.772%	1/24/29	1,000	952
	Morgan Stanley	5.123%	2/1/29	2,160	2,152
	Morgan Stanley	5.164%	4/20/29	4,690	4,674
	Morgan Stanley	5.449%	7/20/29	1,120	1,127
	Morgan Stanley	6.407%	11/1/29	940	981
	Morgan Stanley	5.173%	1/16/30	1,300	1,296
[8]	Morgan Stanley	3.790%	3/21/30	200	214
	Morgan Stanley	5.656%	4/18/30	2,620	2,664
	Morgan Stanley Bank NA	4.754%	4/21/26	1,531	1,518
	Morgan Stanley Bank NA	5.882%	10/30/26	1,500	1,518
	Morgan Stanley Bank NA	4.952%	1/14/28	1,500	1,489
	Morgan Stanley Bank NA	5.504%	5/26/28	1,070	1,077
	Nasdaq Inc.	5.350%	6/28/28	3,000	3,025
	National Bank of Canada	5.600%	12/18/28	1,140	1,151
[3]	National Securities Clearing Corp.	5.150%	6/26/26	970	970
[3]	National Securities Clearing Corp.	4.900%	6/26/29	2,280	2,272
[3]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	190	186
	NatWest Group plc	5.847%	3/2/27	1,160	1,163
	NatWest Group plc	1.642%	6/14/27	660	611
	NatWest Group plc	5.583%	3/1/28	1,150	1,151
	NatWest Group plc	3.073%	5/22/28	340	318
	NatWest Group plc	5.516%	9/30/28	625	625
	NatWest Group plc	4.892%	5/18/29	430	420
	NatWest Group plc	3.754%	11/1/29	1,180	1,168
	NatWest Group plc	5.076%	1/27/30	420	413
	NatWest Group plc	4.445%	5/8/30	225	215
[9]	NatWest Group plc	3.622%	8/14/30	400	494
[9]	NatWest Group plc	2.105%	11/28/31	200	232
	NMI Holdings Inc.	6.000%	8/15/29	375	372
[7]	Nomura Holdings Inc.	5.594%	7/2/27	1,802	1,803
	Nomura Holdings Inc.	5.386%	7/6/27	600	598
	Nomura Holdings Inc.	5.842%	1/18/28	690	699
	Nomura Holdings Inc.	6.070%	7/12/28	977	1,000
[3]	Nuveen LLC	5.550%	1/15/30	560	563
	OneMain Finance Corp.	3.875%	9/15/28	40	36
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	80	81
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	2,260	2,129
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	1,270	1,274
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	540	539
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	70	71
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,105	1,132
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	775	982
	PNC Financial Services Group Inc.	4.758%	1/26/27	2,373	2,345
16

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,970	2,017
	PNC Financial Services Group Inc.	5.354%	12/2/28	1,945	1,947
	PNC Financial Services Group Inc.	5.582%	6/12/29	7,372	7,452
	PNC Financial Services Group Inc.	5.492%	5/14/30	6,138	6,174
	Principal Financial Group Inc.	3.100%	11/15/26	175	167
	Principal Financial Group Inc.	3.700%	5/15/29	291	271
	Progressive Corp.	2.500%	3/15/27	1,317	1,233
[3]	Protective Life Global Funding	1.618%	4/15/26	670	627
[8]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	200	223
	Regions Financial Corp.	1.800%	8/12/28	270	233
	Regions Financial Corp.	5.722%	6/6/30	2,930	2,928
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	90	84
[9]	Rothesay Life plc	8.000%	10/30/25	645	830
[9]	Rothesay Life plc	3.375%	7/12/26	100	121
	Royal Bank of Canada	1.150%	7/14/26	644	594
	Royal Bank of Canada	1.400%	11/2/26	676	619
	Royal Bank of Canada	4.875%	1/19/27	750	745
	Royal Bank of Canada	3.625%	5/4/27	560	537
	Royal Bank of Canada	6.000%	11/1/27	1,870	1,917
	Royal Bank of Canada	4.900%	1/12/28	1,260	1,251
	Royal Bank of Canada	5.200%	8/1/28	540	544
	Santander Holdings USA Inc.	6.499%	3/9/29	244	248
	Santander Holdings USA Inc.	6.174%	1/9/30	1,131	1,141
	Santander UK Group Holdings plc	1.532%	8/21/26	605	576
	Santander UK Group Holdings plc	6.833%	11/21/26	1,730	1,752
	Santander UK Group Holdings plc	1.673%	6/14/27	2,460	2,274
	Santander UK Group Holdings plc	2.469%	1/11/28	929	857
	Santander UK Group Holdings plc	6.534%	1/10/29	730	750
[8]	SCOR SE	3.000%	6/8/46	300	312
[3]	Sixth Street Lending Partners	6.500%	3/11/29	930	920
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	279
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,140	1,164
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	580	573
[3]	Standard Chartered plc	5.688%	5/14/28	200	200
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	15	15
	State Street Corp.	4.993%	3/18/27	657	656
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	160	160
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	1,550	1,509
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	860	868
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	2,240	2,122
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,660	1,524
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	652
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	557
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	1,260	1,273
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	370	378
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	470	412
[5,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.606%	10/16/24	159	106
[8]	Swedbank AB	3.625%	8/23/32	300	315
	Synchrony Bank	5.400%	8/22/25	900	893
	Synchrony Financial	4.500%	7/23/25	1,006	989
	Synchrony Financial	3.700%	8/4/26	735	701
	Synovus Bank	5.625%	2/15/28	840	814
	Toronto-Dominion Bank	5.532%	7/17/26	1,213	1,217
	Toronto-Dominion Bank	1.250%	9/10/26	1,540	1,413
	Toronto-Dominion Bank	5.156%	1/10/28	1,496	1,495
	Toronto-Dominion Bank	5.523%	7/17/28	850	860
	Toronto-Dominion Bank	3.625%	9/15/31	460	438
	Trinity Acquisition plc	4.400%	3/15/26	40	39
	Truist Bank	3.625%	9/16/25	845	823
	Truist Financial Corp.	6.047%	6/8/27	2,693	2,712
	Truist Financial Corp.	4.873%	1/26/29	2,625	2,575
	Truist Financial Corp.	7.161%	10/30/29	630	669
	UBS AG	5.650%	9/11/28	3,190	3,247
[3]	UBS Group AG	4.282%	1/9/28	2,210	2,120
[3]	UBS Group AG	5.428%	2/8/30	5,890	5,871
[3]	UBS Group AG	5.617%	9/13/30	3,500	3,518
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	255	253
	US Bancorp	5.727%	10/21/26	1,409	1,412
	US Bancorp	4.548%	7/22/28	5,680	5,554
	US Bancorp	4.653%	2/1/29	2,500	2,448
17

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	5.775%	6/12/29	2,000	2,031
	US Bancorp	5.384%	1/23/30	980	982
	Voya Financial Inc.	3.650%	6/15/26	440	425
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.550%	9/29/25	2,392	2,335
	Wells Fargo & Co.	3.000%	4/22/26	2,180	2,091
	Wells Fargo & Co.	4.100%	6/3/26	3,795	3,698
	Wells Fargo & Co.	3.000%	10/23/26	2,730	2,594
[8]	Wells Fargo & Co.	1.375%	10/26/26	1,410	1,432
	Wells Fargo & Co.	3.196%	6/17/27	1,414	1,354
	Wells Fargo & Co.	4.300%	7/22/27	800	779
	Wells Fargo & Co.	3.526%	3/24/28	3,535	3,371
	Wells Fargo & Co.	5.707%	4/22/28	1,130	1,140
	Wells Fargo & Co.	3.584%	5/22/28	3,515	3,347
	Wells Fargo & Co.	2.393%	6/2/28	2,159	1,989
	Wells Fargo & Co.	4.808%	7/25/28	2,658	2,619
	Wells Fargo & Co.	5.574%	7/25/29	3,570	3,603
	Wells Fargo & Co.	6.303%	10/23/29	750	778
	Wells Fargo Bank NA	5.450%	8/7/26	1,240	1,244
	Wells Fargo Bank NA	5.254%	12/11/26	3,430	3,432
	Westpac Banking Corp.	2.894%	2/4/30	1,716	1,682
	Westpac Banking Corp.	4.322%	11/23/31	925	893
[5,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.600%	11/11/27	1,200	812
[5,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.961%	1/29/31	600	403
	Willis North America Inc.	4.650%	6/15/27	725	713
	Willis North America Inc.	4.500%	9/15/28	490	476
					576,813
Health Care (9.2%)
	AbbVie Inc.	3.200%	5/14/26	645	623
	AbbVie Inc.	2.950%	11/21/26	7,750	7,385
	AbbVie Inc.	4.800%	3/15/27	17,090	17,013
	AbbVie Inc.	4.250%	11/14/28	747	729
	AbbVie Inc.	4.800%	3/15/29	14,490	14,406
[3]	Alcon Finance Corp.	2.750%	9/23/26	650	615
[8]	American Medical Systems Europe BV	3.375%	3/8/29	500	530
	Amgen Inc.	2.200%	2/21/27	1,658	1,538
	Amgen Inc.	3.200%	11/2/27	363	342
	Amgen Inc.	5.150%	3/2/28	6,870	6,869
	Astrazeneca Finance LLC	1.200%	5/28/26	2,550	2,367
	Astrazeneca Finance LLC	4.800%	2/26/27	3,445	3,425
	Astrazeneca Finance LLC	4.875%	3/3/28	1,735	1,732
	Astrazeneca Finance LLC	1.750%	5/28/28	330	293
	Astrazeneca Finance LLC	4.850%	2/26/29	2,815	2,809
	Baxter International Inc.	1.915%	2/1/27	7,125	6,529
	Baxter International Inc.	2.272%	12/1/28	2,455	2,163
	Becton Dickinson & Co.	3.700%	6/6/27	2,870	2,762
	Becton Dickinson & Co.	4.693%	2/13/28	755	744
	Becton Dickinson & Co.	4.874%	2/8/29	1,550	1,538
	Becton Dickinson & Co.	5.081%	6/7/29	945	944
[8]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	400	426
	Bristol-Myers Squibb Co.	4.950%	2/20/26	1,230	1,226
	Bristol-Myers Squibb Co.	4.900%	2/22/27	645	643
	Bristol-Myers Squibb Co.	3.900%	2/20/28	2,145	2,071
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,070	1,068
	Cardinal Health Inc.	3.410%	6/15/27	40	38
	Cardinal Health Inc.	5.125%	2/15/29	1,500	1,497
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	230	220
	Cencora Inc.	3.450%	12/15/27	608	575
	Centene Corp.	4.250%	12/15/27	270	258
	Centene Corp.	2.450%	7/15/28	735	653
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	40	37
[3]	CHS/Community Health Systems Inc.	10.875%	1/15/32	140	146
	Cigna Group	4.500%	2/25/26	26	26
	Cigna Group	1.250%	3/15/26	291	272
	Cigna Group	3.400%	3/1/27	2,000	1,912
	Cigna Group	4.375%	10/15/28	1,190	1,155
	CommonSpirit Health	1.547%	10/1/25	1,075	1,021
[3]	CSL Finance plc	3.850%	4/27/27	320	309
	CVS Health Corp.	3.875%	7/20/25	1,695	1,664
18

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.000%	2/20/26	1,745	1,732
	CVS Health Corp.	2.875%	6/1/26	3,870	3,686
	CVS Health Corp.	3.000%	8/15/26	1,500	1,429
	CVS Health Corp.	3.625%	4/1/27	4,105	3,938
	CVS Health Corp.	1.300%	8/21/27	1,832	1,623
	CVS Health Corp.	4.300%	3/25/28	7,058	6,814
	CVS Health Corp.	5.000%	1/30/29	1,300	1,287
	CVS Health Corp.	5.400%	6/1/29	2,190	2,192
	Elevance Health Inc.	5.350%	10/15/25	400	400
	Elevance Health Inc.	1.500%	3/15/26	1,605	1,507
	Elevance Health Inc.	4.101%	3/1/28	1,360	1,315
	Elevance Health Inc.	5.150%	6/15/29	900	902
	Elevance Health Inc.	2.875%	9/15/29	280	252
	Eli Lilly & Co.	4.500%	2/9/29	555	550
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	90	93
	GE HealthCare Technologies Inc.	5.600%	11/15/25	4,855	4,859
	GE HealthCare Technologies Inc.	5.650%	11/15/27	4,425	4,485
	Gilead Sciences Inc.	3.650%	3/1/26	3,120	3,034
	Gilead Sciences Inc.	2.950%	3/1/27	260	247
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,840	1,777
	HCA Inc.	5.875%	2/15/26	375	376
	HCA Inc.	5.250%	6/15/26	1,740	1,733
	HCA Inc.	4.500%	2/15/27	1,463	1,430
	HCA Inc.	3.125%	3/15/27	1,155	1,091
[3]	Highmark Inc.	1.450%	5/10/26	1,460	1,345
	Humana Inc.	1.350%	2/3/27	250	227
	Humana Inc.	5.750%	3/1/28	1,935	1,969
	Johnson & Johnson	4.800%	6/1/29	752	758
[3]	LifePoint Health Inc.	11.000%	10/15/30	45	50
	McKesson Corp.	0.900%	12/3/25	1,000	940
	McKesson Corp.	1.300%	8/15/26	1,650	1,522
	McKesson Corp.	3.950%	2/16/28	966	930
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	20	20
[8]	Medtronic Inc.	3.650%	10/15/29	100	108
	Merck & Co. Inc.	1.700%	6/10/27	1,215	1,115
	Merck & Co. Inc.	1.900%	12/10/28	241	214
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	30	28
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	5	4
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	13,509	13,339
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	12,935	12,709
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	264
	Quest Diagnostics Inc.	3.450%	6/1/26	100	97
[3]	Roche Holdings Inc.	2.314%	3/10/27	1,790	1,672
[3]	Roche Holdings Inc.	4.790%	3/8/29	4,150	4,137
	Royalty Pharma plc	1.200%	9/2/25	1,300	1,235
	Royalty Pharma plc	1.750%	9/2/27	1,000	898
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	4,970	4,766
[3]	Star Parent Inc.	9.000%	10/1/30	57	60
	Stryker Corp.	3.375%	11/1/25	40	39
	Stryker Corp.	3.650%	3/7/28	31	30
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	333	330
	Tenet Healthcare Corp.	4.250%	6/1/29	38	35
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	365	343
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	20	19
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	14
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	1,216	1,211
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	520	521
	UnitedHealth Group Inc.	3.875%	12/15/28	360	345
	UnitedHealth Group Inc.	4.250%	1/15/29	1,020	994
	Utah Acquisition Sub Inc.	3.950%	6/15/26	3,310	3,211
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	2,420	2,335
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	1,345	1,353
	Zoetis Inc.	4.500%	11/13/25	1,200	1,186
	Zoetis Inc.	5.400%	11/14/25	935	935
	Zoetis Inc.	3.000%	9/12/27	790	741
					199,374
Industrials (6.3%)
[3]	Air Canada	3.875%	8/15/26	50	48
	Amphenol Corp.	4.750%	3/30/26	430	426
19

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	190	114
[3]	BAE Systems plc	5.000%	3/26/27	1,190	1,181
[3]	BAE Systems plc	5.125%	3/26/29	1,910	1,901
	Boeing Co.	4.875%	5/1/25	7,340	7,262
	Boeing Co.	2.750%	2/1/26	5,400	5,128
	Boeing Co.	2.196%	2/4/26	16,179	15,218
[3]	Boeing Co.	6.259%	5/1/27	910	917
	Boeing Co.	3.250%	2/1/28	1,185	1,085
[3]	Boeing Co.	6.298%	5/1/29	1,390	1,410
[3]	Brink's Co.	6.500%	6/15/29	15	15
[11]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	400	264
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	1,006
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,135	1,095
	CNH Industrial Capital LLC	1.875%	1/15/26	2,487	2,355
	CNH Industrial Capital LLC	1.450%	7/15/26	1,630	1,507
	CNH Industrial Capital LLC	4.550%	4/10/28	700	684
	CNH Industrial Capital LLC	5.500%	1/12/29	930	940
	CSX Corp.	3.800%	3/1/28	548	527
	Cummins Inc.	4.900%	2/20/29	670	669
[3]	Daimler Truck Finance North America LLC	5.600%	8/8/25	1,290	1,291
[3]	Daimler Truck Finance North America LLC	5.125%	1/19/28	530	529
[3]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,050	1,058
[3,4]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	4,305	4,198
[8]	Deutsche Lufthansa AG	2.875%	5/16/27	400	416
	Dover Corp.	3.150%	11/15/25	210	203
	Emerson Electric Co.	1.800%	10/15/27	500	455
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	30	30
	FedEx Corp.	3.400%	2/15/28	544	515
[8]	Fortive Corp.	3.700%	8/15/29	700	747
[3]	Gates Corp.	6.875%	7/1/29	60	61
	General Dynamics Corp.	3.500%	4/1/27	1,195	1,151
	General Dynamics Corp.	2.625%	11/15/27	305	284
[9]	Heathrow Funding Ltd.	6.750%	12/3/28	285	371
	Hillenbrand Inc.	6.250%	2/15/29	105	106
	Honeywell International Inc.	4.875%	9/1/29	1,310	1,312
[8]	Honeywell International Inc.	3.375%	3/1/30	600	635
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,179	1,110
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	92	81
	Ingersoll Rand Inc.	5.197%	6/15/27	2,090	2,095
	Ingersoll Rand Inc.	5.400%	8/14/28	300	303
	Ingersoll Rand Inc.	5.176%	6/15/29	1,280	1,280
[8]	International Consolidated Airlines Group SA	3.750%	3/25/29	200	210
	John Deere Capital Corp.	4.500%	1/8/27	585	579
	John Deere Capital Corp.	2.350%	3/8/27	1,110	1,038
	John Deere Capital Corp.	2.800%	9/8/27	50	47
	John Deere Capital Corp.	4.150%	9/15/27	2,811	2,749
	John Deere Capital Corp.	4.750%	1/20/28	2,420	2,410
	John Deere Capital Corp.	4.500%	1/16/29	1,620	1,592
	L3Harris Technologies Inc.	3.850%	12/15/26	780	754
	L3Harris Technologies Inc.	5.400%	1/15/27	2,790	2,801
	L3Harris Technologies Inc.	4.400%	6/15/28	23	22
	L3Harris Technologies Inc.	5.050%	6/1/29	1,860	1,848
	Lennox International Inc.	1.350%	8/1/25	230	219
	Lennox International Inc.	1.700%	8/1/27	200	180
	Lockheed Martin Corp.	5.100%	11/15/27	560	564
	Lockheed Martin Corp.	4.450%	5/15/28	910	896
	Lockheed Martin Corp.	4.500%	2/15/29	1,550	1,526
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	1,150	716
[3]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	6,011	6,024
[8]	Motability Operations Group plc	3.625%	7/24/29	200	213
[3]	Mueller Water Products Inc.	4.000%	6/15/29	110	101
	Norfolk Southern Corp.	2.900%	6/15/26	520	497
	Northrop Grumman Corp.	3.200%	2/1/27	2,650	2,528
	Northrop Grumman Corp.	3.250%	1/15/28	3,278	3,087
	Northrop Grumman Corp.	4.600%	2/1/29	5,294	5,197
	Otis Worldwide Corp.	5.250%	8/16/28	1,315	1,322
[11]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	370	246
	Parker-Hannifin Corp.	3.250%	3/1/27	60	57
	Parker-Hannifin Corp.	4.250%	9/15/27	1,370	1,335
	Parker-Hannifin Corp.	3.250%	6/14/29	800	734
20

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Qantas Airways Ltd.	4.750%	10/12/26	400	262
[11]	Qantas Airways Ltd.	3.150%	9/27/28	350	210
	Regal Rexnord Corp.	6.050%	4/15/28	465	471
	Republic Services Inc.	0.875%	11/15/25	500	470
	Republic Services Inc.	2.900%	7/1/26	140	134
	Republic Services Inc.	3.375%	11/15/27	875	830
	Republic Services Inc.	4.875%	4/1/29	910	903
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	35	32
[3]	Rolls-Royce plc	3.625%	10/14/25	65	63
	RTX Corp.	3.950%	8/16/25	3,058	3,006
	RTX Corp.	5.000%	2/27/26	960	955
	RTX Corp.	2.650%	11/1/26	1,510	1,425
	RTX Corp.	5.750%	11/8/26	3,670	3,709
	RTX Corp.	3.500%	3/15/27	1,349	1,293
	RTX Corp.	3.125%	5/4/27	985	934
	RTX Corp.	4.125%	11/16/28	125	120
	RTX Corp.	5.750%	1/15/29	970	996
	Ryder System Inc.	1.750%	9/1/26	710	657
	Ryder System Inc.	2.850%	3/1/27	1,167	1,099
	Ryder System Inc.	5.300%	3/15/27	830	831
	Ryder System Inc.	5.650%	3/1/28	540	548
	Ryder System Inc.	5.250%	6/1/28	925	927
	Ryder System Inc.	6.300%	12/1/28	2,450	2,551
	Ryder System Inc.	5.375%	3/15/29	1,310	1,315
[3]	Sensata Technologies BV	5.000%	10/1/25	65	66
[3]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	600	536
	Southwest Airlines Co.	3.000%	11/15/26	200	189
	Southwest Airlines Co.	5.125%	6/15/27	2,331	2,320
	Southwest Airlines Co.	3.450%	11/16/27	541	508
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	610
[3]	TransDigm Inc.	6.750%	8/15/28	65	66
[3]	TransDigm Inc.	6.375%	3/1/29	295	297
[3]	Triumph Group Inc.	9.000%	3/15/28	71	74
	Tyco Electronics Group SA	4.500%	2/13/26	1,500	1,486
	Tyco Electronics Group SA	3.125%	8/15/27	1,025	969
	Union Pacific Corp.	3.000%	4/15/27	615	584
[4]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	77	77
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	151	149
[3]	United Airlines Inc.	4.625%	4/15/29	67	62
[3]	Velocity Vehicle Group LLC	8.000%	6/1/29	20	21
[3]	Veralto Corp.	5.500%	9/18/26	1,430	1,430
[3]	Veralto Corp.	5.350%	9/18/28	600	602
	Waste Management Inc.	3.150%	11/15/27	810	765
	Waste Management Inc.	1.150%	3/15/28	100	87
[3]	WESCO Distribution Inc.	6.375%	3/15/29	100	100
					136,214
Materials (2.3%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	385	381
	Albemarle Corp.	4.650%	6/1/27	500	492
	ArcelorMittal SA	4.550%	3/11/26	475	466
	ArcelorMittal SA	6.550%	11/29/27	131	135
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	65	55
	Berry Global Inc.	1.570%	1/15/26	4,117	3,869
[3]	Berry Global Inc.	4.500%	2/15/26	75	73
[3]	Berry Global Inc.	4.875%	7/15/26	214	210
	Berry Global Inc.	1.650%	1/15/27	1,075	979
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	2,565	2,547
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	4,570	4,540
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	1,500	1,506
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	133	133
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	55	49
	Celanese US Holdings LLC	6.350%	11/15/28	940	966
[3]	Chemours Co.	5.750%	11/15/28	110	102
[3]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,146
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	700	619
	Dow Chemical Co.	4.550%	11/30/25	790	779
	DuPont de Nemours Inc.	4.493%	11/15/25	2,090	2,062
	EIDP Inc.	1.700%	7/15/25	460	443
	EIDP Inc.	4.500%	5/15/26	1,445	1,425
21

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Element Solutions Inc.	3.875%	9/1/28	145	133
	FMC Corp.	5.150%	5/18/26	715	710
	FMC Corp.	3.200%	10/1/26	400	379
	Freeport Indonesia PT	4.763%	4/14/27	890	873
	Freeport-McMoRan Inc.	4.375%	8/1/28	650	628
[3]	Georgia-Pacific LLC	1.750%	9/30/25	2,375	2,272
[3]	Georgia-Pacific LLC	0.950%	5/15/26	2,940	2,723
[3]	Georgia-Pacific LLC	2.100%	4/30/27	1,770	1,630
[9]	Glencore Finance Europe Ltd.	3.125%	3/26/26	400	487
[3]	Graphic Packaging International LLC	3.500%	3/15/28	20	18
[3]	Hudbay Minerals Inc.	4.500%	4/1/26	45	44
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	700	693
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	85	80
	LYB International Finance III LLC	1.250%	10/1/25	1,809	1,712
	Mosaic Co.	5.375%	11/15/28	570	572
[3]	Newmont Corp./Newcrest Finance Pty. Ltd.	5.300%	3/15/26	3,040	3,038
[3]	NOVA Chemicals Corp.	4.250%	5/15/29	30	26
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	140	148
	Nucor Corp.	4.300%	5/23/27	500	489
	Nutrien Ltd.	5.950%	11/7/25	605	608
	Nutrien Ltd.	5.200%	6/21/27	1,515	1,513
	Nutrien Ltd.	4.900%	3/27/28	1,845	1,824
	Nutrien Ltd.	4.200%	4/1/29	565	540
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	120	127
[3]	Olympus Water US Holding Corp.	7.250%	6/15/31	85	85
	Owens Corning	5.500%	6/15/27	730	737
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	95	95
	PPG Industries Inc.	1.200%	3/15/26	935	871
	RPM International Inc.	3.750%	3/15/27	1,360	1,305
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	325	326
	Sherwin-Williams Co.	4.250%	8/8/25	960	947
[3]	SNF Group SACA	3.125%	3/15/27	100	92
[3]	SNF Group SACA	3.375%	3/15/30	60	52
	Westlake Corp.	3.600%	8/15/26	67	64
	WRKCo Inc.	3.375%	9/15/27	100	95
					48,913
Real Estate (3.4%)
[9]	Akelius Residential Property AB	2.375%	8/15/25	800	969
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	330	325
	American Tower Corp.	4.400%	2/15/26	96	94
	American Tower Corp.	1.600%	4/15/26	2,920	2,726
	American Tower Corp.	1.450%	9/15/26	1,330	1,220
	American Tower Corp.	3.375%	10/15/26	1,040	994
[8]	American Tower Corp.	0.450%	1/15/27	563	556
	American Tower Corp.	2.750%	1/15/27	1,178	1,105
[8]	American Tower Corp.	0.400%	2/15/27	256	252
	American Tower Corp.	3.550%	7/15/27	575	546
	American Tower Corp.	3.600%	1/15/28	474	447
	American Tower Corp.	5.800%	11/15/28	510	520
	American Tower Corp.	3.950%	3/15/29	1,340	1,265
[8]	Aroundtown SA	0.625%	7/9/25	200	205
[8]	Aroundtown SA	0.375%	4/15/27	200	185
[8]	Aroundtown SA	1.450%	7/9/28	100	91
	AvalonBay Communities Inc.	2.950%	5/11/26	600	576
	AvalonBay Communities Inc.	2.900%	10/15/26	200	190
	AvalonBay Communities Inc.	1.900%	12/1/28	39	34
[8]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	150	157
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	600	595
[8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	200	196
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	200	188
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	100	102
	Boston Properties LP	2.750%	10/1/26	492	459
	Boston Properties LP	6.750%	12/1/27	500	513
	Boston Properties LP	4.500%	12/1/28	180	170
	Brixmor Operating Partnership LP	3.900%	3/15/27	335	322
	Brixmor Operating Partnership LP	2.250%	4/1/28	240	214
	Brixmor Operating Partnership LP	4.125%	5/15/29	296	280
	Camden Property Trust	5.850%	11/3/26	1,060	1,075
	COPT Defense Properties LP	2.250%	3/15/26	2,263	2,137
22

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	COPT Defense Properties LP	2.000%	1/15/29	137	116
	Crown Castle Inc.	1.350%	7/15/25	1,060	1,014
	Crown Castle Inc.	4.450%	2/15/26	1,530	1,503
	Crown Castle Inc.	3.700%	6/15/26	2,200	2,126
	Crown Castle Inc.	1.050%	7/15/26	2,085	1,908
	Crown Castle Inc.	4.000%	3/1/27	210	203
	Crown Castle Inc.	2.900%	3/15/27	1,070	1,004
	Crown Castle Inc.	3.650%	9/1/27	48	46
	Crown Castle Inc.	5.000%	1/11/28	1,950	1,926
	Crown Castle Inc.	3.800%	2/15/28	330	313
	CubeSmart LP	4.000%	11/15/25	240	234
	CubeSmart LP	3.125%	9/1/26	95	90
	CubeSmart LP	2.250%	12/15/28	890	784
	CubeSmart LP	4.375%	2/15/29	484	464
	Digital Realty Trust LP	3.700%	8/15/27	575	549
	Digital Realty Trust LP	5.550%	1/15/28	1,730	1,745
	Digital Realty Trust LP	4.450%	7/15/28	175	170
	Digital Realty Trust LP	3.600%	7/1/29	375	348
	DOC DR LLC	4.300%	3/15/27	490	479
	Equinix Inc.	1.450%	5/15/26	290	269
	Equinix Inc.	2.900%	11/18/26	680	642
	Equinix Inc.	1.800%	7/15/27	650	587
	Equinix Inc.	2.000%	5/15/28	400	354
	ERP Operating LP	2.850%	11/1/26	246	233
	ERP Operating LP	4.150%	12/1/28	111	107
	Essex Portfolio LP	3.625%	5/1/27	360	344
	Essex Portfolio LP	1.700%	3/1/28	300	263
	Extra Space Storage LP	5.700%	4/1/28	1,330	1,344
	Federal Realty OP LP	1.250%	2/15/26	510	476
	Federal Realty OP LP	3.250%	7/15/27	323	305
	Healthcare Realty Holdings LP	3.750%	7/1/27	695	658
	Healthpeak OP LLC	1.350%	2/1/27	700	634
[8]	Heimstaden Bostad AB	1.125%	1/21/26	500	488
	Highwoods Realty LP	3.875%	3/1/27	762	722
	Highwoods Realty LP	4.125%	3/15/28	340	318
	Highwoods Realty LP	4.200%	4/15/29	390	357
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	262	232
	Kilroy Realty LP	4.375%	10/1/25	190	186
	Kilroy Realty LP	4.750%	12/15/28	1,374	1,299
	Kimco Realty OP LLC	2.800%	10/1/26	210	199
	Kimco Realty OP LLC	3.800%	4/1/27	316	304
	Mid-America Apartments LP	4.000%	11/15/25	300	294
	Mid-America Apartments LP	1.100%	9/15/26	1,045	955
	Mid-America Apartments LP	3.600%	6/1/27	106	102
	Mid-America Apartments LP	3.950%	3/15/29	1,104	1,056
	NNN REIT Inc.	4.000%	11/15/25	615	602
	NNN REIT Inc.	4.300%	10/15/28	60	58
	Omega Healthcare Investors Inc.	5.250%	1/15/26	1,080	1,070
	Omega Healthcare Investors Inc.	4.500%	4/1/27	150	145
	Omega Healthcare Investors Inc.	4.750%	1/15/28	380	368
[3]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	193
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	45	46
	Piedmont Operating Partnership LP	6.875%	7/15/29	590	583
[8]	Prologis International Funding II SA	3.625%	3/7/30	200	210
	Prologis LP	3.250%	6/30/26	430	414
	Prologis LP	2.125%	4/15/27	580	536
	Prologis LP	3.375%	12/15/27	400	379
	Prologis LP	4.875%	6/15/28	1,480	1,474
	Prologis LP	3.875%	9/15/28	13	12
	Public Storage Operating Co.	1.500%	11/9/26	575	529
	Public Storage Operating Co.	1.850%	5/1/28	1,130	1,005
	Public Storage Operating Co.	5.125%	1/15/29	640	646
	Realty Income Corp.	4.625%	11/1/25	1,993	1,970
	Realty Income Corp.	0.750%	3/15/26	292	270
	Realty Income Corp.	4.875%	6/1/26	3,880	3,844
	Realty Income Corp.	4.125%	10/15/26	1,646	1,605
[9]	Realty Income Corp.	1.875%	1/14/27	182	210
	Realty Income Corp.	3.000%	1/15/27	480	455
	Realty Income Corp.	3.200%	1/15/27	205	194
[9]	Realty Income Corp.	1.125%	7/13/27	400	446
23

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	2.200%	6/15/28	280	250
	Realty Income Corp.	4.750%	2/15/29	1,160	1,139
[8]	Realty Income Corp.	4.875%	7/6/30	119	133
	Regency Centers LP	3.600%	2/1/27	50	48
	Sabra Health Care LP	5.125%	8/15/26	758	747
	Simon Property Group LP	3.500%	9/1/25	1,605	1,571
	Simon Property Group LP	3.250%	11/30/26	800	764
	Simon Property Group LP	1.375%	1/15/27	1,050	957
	Store Capital LLC	4.500%	3/15/28	180	171
	Sun Communities Operating LP	2.300%	11/1/28	100	88
	Sun Communities Operating LP	5.500%	1/15/29	1,130	1,130
	UDR Inc.	2.950%	9/1/26	400	379
	Ventas Realty LP	3.250%	10/15/26	765	727
	Welltower OP LLC	4.250%	4/1/26	195	191
	Welltower OP LLC	2.050%	1/15/29	1,390	1,214
	Welltower OP LLC	4.125%	3/15/29	255	244
[9]	Westfield America Management Ltd.	2.125%	3/30/25	200	246
					73,721
Technology (4.7%)
	Applied Materials Inc.	4.800%	6/15/29	1,440	1,438
	Atlassian Corp.	5.250%	5/15/29	920	920
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	25	26
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	2,910	2,817
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	350	331
	Broadcom Inc.	3.150%	11/15/25	1,560	1,512
	Broadcom Inc.	3.459%	9/15/26	917	882
[3]	Broadcom Inc.	1.950%	2/15/28	702	628
	Broadcom Inc.	4.110%	9/15/28	2,170	2,093
	Broadcom Inc.	4.750%	4/15/29	890	878
[3]	Central Parent LLC / CDK Global II LLC/CDK Financing Co. Inc.	8.000%	6/15/29	15	15
	Cisco Systems Inc.	4.800%	2/26/27	4,205	4,193
	Cisco Systems Inc.	4.850%	2/26/29	4,340	4,339
[3]	Cloud Software Group Inc.	6.500%	3/31/29	110	106
[3]	Cloud Software Group Inc.	8.250%	6/30/32	130	132
	Cotiviti Corp.	7.625%	5/1/31	165	164
	Dell International LLC / EMC Corp.	5.850%	7/15/25	1,970	1,973
	Dell International LLC / EMC Corp.	6.020%	6/15/26	4,807	4,858
	Dell International LLC / EMC Corp.	4.900%	10/1/26	1,500	1,485
	Dell International LLC / EMC Corp.	6.100%	7/15/27	310	318
	Dell International LLC / EMC Corp.	5.250%	2/1/28	1,335	1,344
	Dell International LLC / EMC Corp.	5.300%	10/1/29	460	462
	DXC Technology Co.	1.800%	9/15/26	1,330	1,221
	DXC Technology Co.	2.375%	9/15/28	940	819
[3]	Entegris Inc.	4.750%	4/15/29	120	115
	Equifax Inc.	2.600%	12/15/25	2,125	2,036
	Fidelity National Information Services Inc.	1.150%	3/1/26	570	531
[8]	Fidelity National Information Services Inc.	1.000%	12/3/28	200	191
	Fiserv Inc.	3.200%	7/1/26	1,905	1,829
	Fiserv Inc.	5.150%	3/15/27	1,870	1,871
	Fiserv Inc.	5.450%	3/2/28	1,800	1,816
	Fiserv Inc.	5.375%	8/21/28	1,130	1,138
	Global Payments Inc.	1.200%	3/1/26	2,677	2,492
	Global Payments Inc.	2.150%	1/15/27	3,230	2,992
	HP Inc.	1.450%	6/17/26	74	69
	HP Inc.	3.000%	6/17/27	650	611
	HP Inc.	4.750%	1/15/28	273	270
	Intel Corp.	4.875%	2/10/26	382	380
	Intel Corp.	3.750%	3/25/27	150	145
	Intel Corp.	3.750%	8/5/27	3,860	3,723
	Intel Corp.	4.875%	2/10/28	2,479	2,470
	International Business Machines Corp.	3.300%	5/15/26	4,565	4,411
	International Business Machines Corp.	4.500%	2/6/28	630	621
	International Business Machines Corp.	3.500%	5/15/29	750	701
	Juniper Networks Inc.	1.200%	12/10/25	690	648
	NXP BV / NXP Funding LLC	5.350%	3/1/26	520	519
	NXP BV / NXP Funding LLC	5.550%	12/1/28	29	29
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	870	851
	Oracle Corp.	5.800%	11/10/25	1,330	1,337
	Oracle Corp.	1.650%	3/25/26	5,471	5,129
24

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	2.650%	7/15/26	3,202	3,034
	Oracle Corp.	2.800%	4/1/27	1,300	1,221
	Oracle Corp.	3.250%	11/15/27	1,150	1,084
	Oracle Corp.	2.300%	3/25/28	450	407
	Oracle Corp.	4.500%	5/6/28	2,360	2,318
	PayPal Holdings Inc.	3.900%	6/1/27	410	398
	Roper Technologies Inc.	3.800%	12/15/26	366	354
	S&P Global Inc.	2.450%	3/1/27	2,382	2,227
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,322
[3]	SS&C Technologies Inc.	5.500%	9/30/27	80	79
	Teledyne Technologies Inc.	1.600%	4/1/26	2,650	2,478
	Teledyne Technologies Inc.	2.250%	4/1/28	867	779
	Texas Instruments Inc.	4.600%	2/8/29	950	944
[3]	UKG Inc.	6.875%	2/1/31	65	66
	Verisk Analytics Inc.	4.125%	3/15/29	530	510
	VMware LLC	1.400%	8/15/26	3,296	3,035
	VMware LLC	4.650%	5/15/27	138	136
	VMware LLC	3.900%	8/21/27	635	609
	VMware LLC	1.800%	8/15/28	2,957	2,589
	Western Digital Corp.	2.850%	2/1/29	150	130
	Workday Inc.	3.500%	4/1/27	1,350	1,291
	Workday Inc.	3.700%	4/1/29	377	354
					101,244
Utilities (6.4%)
	AEP Texas Inc.	5.450%	5/15/29	1,060	1,066
	AEP Transmission Co. LLC	3.100%	12/1/26	580	552
	AES Corp.	5.450%	6/1/28	1,080	1,078
[5,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.349%	1/8/26	500	333
	Alabama Power Co.	3.750%	9/1/27	1,900	1,831
[3]	Alliant Energy Finance LLC	5.400%	6/6/27	560	561
	Ameren Corp.	3.650%	2/15/26	260	252
	Ameren Corp.	5.700%	12/1/26	3,980	4,010
	Ameren Corp.	1.950%	3/15/27	1,084	995
	Ameren Corp.	1.750%	3/15/28	690	609
	Ameren Corp.	5.000%	1/15/29	4,990	4,939
	American Electric Power Co. Inc.	5.699%	8/15/25	1,130	1,131
	American Electric Power Co. Inc.	1.000%	11/1/25	325	305
	American Electric Power Co. Inc.	5.750%	11/1/27	916	931
	American Electric Power Co. Inc.	5.200%	1/15/29	1,130	1,124
[8]	Amprion GmbH	3.450%	9/22/27	600	638
[8]	Amprion GmbH	3.875%	9/7/28	200	216
[11]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	920	559
[11]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	380	241
[5,11]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.740%	7/1/24	500	334
[3]	Calpine Corp.	4.500%	2/15/28	65	62
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	800	807
	CenterPoint Energy Inc.	1.450%	6/1/26	2,010	1,868
	CenterPoint Energy Inc.	5.250%	8/10/26	1,740	1,736
	CenterPoint Energy Inc.	5.400%	6/1/29	2,054	2,062
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	360	361
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	230	219
	Consumers Energy Co.	4.650%	3/1/28	2,550	2,527
	Consumers Energy Co.	4.600%	5/30/29	1,263	1,243
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	240	158
	Dominion Energy Inc.	1.450%	4/15/26	1,188	1,107
	Dominion Energy Inc.	2.850%	8/15/26	500	475
	Dominion Energy Inc.	4.250%	6/1/28	64	62
	DTE Energy Co.	2.850%	10/1/26	1,540	1,458
	DTE Energy Co.	4.875%	6/1/28	800	787
	DTE Energy Co.	5.100%	3/1/29	1,800	1,786
	Duke Energy Carolinas LLC	6.000%	12/1/28	8	8
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,358
	Duke Energy Corp.	5.000%	12/8/25	870	866
	Duke Energy Corp.	2.650%	9/1/26	709	670
	Duke Energy Corp.	4.850%	1/5/27	1,370	1,359
	Duke Energy Corp.	3.150%	8/15/27	21	20
	Duke Energy Corp.	5.000%	12/8/27	700	696
	Duke Energy Corp.	4.300%	3/15/28	1,095	1,062
	Duke Energy Corp.	3.400%	6/15/29	530	490
25

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Electricite de France SA	5.700%	5/23/28	310	313
[3]	Electricite de France SA	4.500%	9/21/28	200	193
[8]	Elia Transmission Belgium SA	3.000%	4/7/29	200	208
	Entergy Arkansas LLC	3.500%	4/1/26	272	264
	Entergy Corp.	0.900%	9/15/25	1,760	1,666
	Entergy Corp.	2.950%	9/1/26	3,470	3,291
	Entergy Corp.	1.900%	6/15/28	430	379
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,128
	Evergy Kansas Central Inc.	2.550%	7/1/26	647	615
	Eversource Energy	0.800%	8/15/25	405	384
	Eversource Energy	4.750%	5/15/26	1,400	1,383
	Eversource Energy	1.400%	8/15/26	710	652
	Eversource Energy	2.900%	3/1/27	1,658	1,557
	Eversource Energy	4.600%	7/1/27	1,100	1,077
	Eversource Energy	5.450%	3/1/28	1,670	1,675
	Exelon Corp.	3.400%	4/15/26	500	484
	Exelon Corp.	2.750%	3/15/27	1,404	1,316
	Exelon Corp.	5.150%	3/15/28	2,700	2,692
	Exelon Corp.	5.150%	3/15/29	940	937
	FirstEnergy Corp.	1.600%	1/15/26	370	348
	FirstEnergy Corp.	4.150%	7/15/27	115	110
[3]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	290	288
[3]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	540	539
	Georgia Power Co.	5.004%	2/23/27	550	549
	Georgia Power Co.	4.650%	5/16/28	3,490	3,440
	ITC Holdings Corp.	3.250%	6/30/26	300	287
[3]	ITC Holdings Corp.	4.950%	9/22/27	765	758
	ITC Holdings Corp.	3.350%	11/15/27	886	835
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	350	336
	National Fuel Gas Co.	5.500%	1/15/26	295	294
	National Fuel Gas Co.	5.500%	10/1/26	725	724
[8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	700	744
[9]	National Grid Electricity Distribution plc	3.500%	10/16/26	332	403
	National Grid plc	5.602%	6/12/28	1,020	1,029
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	237	225
[11]	Network Finance Co. Pty. Ltd.	2.579%	10/3/28	1,270	750
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	940	942
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	1,970	1,958
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	870	802
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	984
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	236	236
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	15	15
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	5	5
	NiSource Inc.	5.250%	3/30/28	1,330	1,329
	NiSource Inc.	5.200%	7/1/29	1,360	1,355
	NRG Energy Inc.	6.625%	1/15/27	47	47
	NSTAR Electric Co.	3.250%	11/15/25	290	282
	NSTAR Electric Co.	3.200%	5/15/27	1,375	1,309
	NTPC Ltd.	4.375%	11/26/24	200	199
	OGE Energy Corp.	5.450%	5/15/29	500	504
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	292	275
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	1,790	1,745
	Pacific Gas and Electric Co.	3.450%	7/1/25	475	464
	Pacific Gas and Electric Co.	3.150%	1/1/26	4,112	3,962
	Pacific Gas and Electric Co.	2.100%	8/1/27	586	529
	Pacific Gas and Electric Co.	5.550%	5/15/29	2,590	2,596
	PacifiCorp	5.100%	2/15/29	537	536
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	180	167
	PG&E Recovery Funding LLC	5.045%	7/15/34	778	779
	Public Service Enterprise Group Inc.	0.800%	8/15/25	1,647	1,564
	Public Service Enterprise Group Inc.	5.850%	11/15/27	2,440	2,481
	Public Service Enterprise Group Inc.	5.875%	10/15/28	2,240	2,291
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,400	1,396
[3]	Rayburn Country Securitization LLC	2.307%	12/1/32	245	221
	Southern California Edison Co.	3.700%	8/1/25	400	392
	Southern California Edison Co.	1.200%	2/1/26	200	187
	Southern California Edison Co.	5.350%	3/1/26	220	220
	Southern California Edison Co.	4.875%	2/1/27	1,920	1,905
	Southern California Edison Co.	5.300%	3/1/28	760	761
	Southern California Edison Co.	5.650%	10/1/28	830	844
26

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Gas Co.	2.600%	6/15/26	680	646
	Southern California Gas Co.	2.950%	4/15/27	825	777
	Southern Co.	5.150%	10/6/25	530	528
	Southern Co.	3.250%	7/1/26	350	336
	Southern Co.	5.113%	8/1/27	1,925	1,920
	Southern Co.	1.750%	3/15/28	30	27
	Southern Co.	4.850%	6/15/28	2,060	2,039
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	150	144
	Southern Power Co.	0.900%	1/15/26	300	280
	Southwestern Electric Power Co.	1.650%	3/15/26	1,230	1,157
	Southwestern Electric Power Co.	4.100%	9/15/28	640	610
	Tampa Electric Co.	4.900%	3/1/29	1,170	1,162
	Union Electric Co.	2.950%	6/15/27	535	505
[11]	Victoria Power Networks Finance Pty. Ltd.	2.132%	4/21/28	600	353
	Virginia Electric and Power Co.	3.150%	1/15/26	680	658
	Virginia Electric and Power Co.	2.950%	11/15/26	1,630	1,550
	Virginia Electric and Power Co.	3.500%	3/15/27	800	768
	Virginia Electric and Power Co.	3.750%	5/15/27	800	771
	Virginia Electric and Power Co.	3.800%	4/1/28	540	517
[3]	Vistra Operations Co. LLC	5.500%	9/1/26	220	217
	WEC Energy Group Inc.	5.000%	9/27/25	920	914
	WEC Energy Group Inc.	4.750%	1/9/26	4,890	4,839
	WEC Energy Group Inc.	5.150%	10/1/27	1,045	1,042
	WEC Energy Group Inc.	4.750%	1/15/28	1,870	1,851
	Xcel Energy Inc.	3.350%	12/1/26	735	701
	Xcel Energy Inc.	1.750%	3/15/27	1,175	1,070
	Xcel Energy Inc.	4.000%	6/15/28	1,320	1,258
[9]	Yorkshire Water Finance plc	1.750%	11/26/26	200	228
					136,975
Total Corporate Bonds (Cost $1,788,172)					1,758,219
Floating Rate Loan Interests (0.1%)
[5]	1011778 BC Unlimited Liability Co. Term Loan B-5, TSFR1M + 2.250%	7.595%	9/20/30	95	95
[5,14]	Alterra Mountain Co.	—%	5/31/30	75	75
[5]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	229	236
[5]	AmWINS Group Inc. Term Loan B, TSFR1M + 2.250%	7.600%	2/22/28	20	20
[5]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.679%	8/19/28	74	74
[5]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.689%	5/10/27	214	211
[5]	Central Parent Inc. Term Loan B, TSFR3M + 4.000%	9.345%	7/6/29	105	103
[5]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.845%	8/18/28	208	207
[5]	Clarios Global LP Term Loan B, TSFR1M + 3.000%	8.344%	5/6/30	90	90
[5]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.409%	3/30/29	15	15
[5]	Cotiviti Corp.Term Loan, TSFR1M + 3.250%	8.579%	5/1/31	15	15
[5]	DaVita Inc. Term Loan B1, TSFR1M + 2.000%	7.344%	5/9/31	87	87
[5,14]	EMRLD Borrower LP	—%	6/18/31	120	120
[5]	Endo Luxembourg Finance Co. I S.a r.l. Term Loan B, TSFR3M + 4.500%	9.826%	4/23/31	130	130
[5]	Genesee & Wyoming Inc. Term Loan B, TSFR3M + 2.000%	7.335%	4/10/31	95	95
[5]	Grant Thornton Advisors LLC Term Loan B, TSFR3M + 3.250%	8.597%	6/2/31	130	130
[5]	GTR W Merger Sub LLC Term Loan B, TSFR3M + 3.000%	8.335%	1/31/31	35	35
[5]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.500%	8.844%	2/15/31	80	80
[5]	HUB International Ltd. Term Loan B, TSFR3M + 3.250%	8.567%	6/20/30	75	75
[5]	LifePoint Health Inc. Term Loan B, TSFR3M + 4.000%	9.329%	5/17/31	150	150
[5]	McAfee LLC Term Loan B, TSFR1M + 3.750%	8.579%	3/1/29	39	39
[5]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	8.094%	10/23/28	142	143
[5]	MI Windows and Doors LLC Term Loan B-2, TSFR1M + 3.500%	8.844%	3/28/31	25	25
[5]	Mileage Plus Holdings LLC Term Loan B, TSFR3M + 5.250%	10.744%	6/21/27	18	18
[5]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.180%	3/27/29	50	50
[5]	Reynolds Group Holdings Inc. Term Loan B3, TSFR3M + 2.500%	7.827%	9/25/28	35	35
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	7.346%	11/5/28	543	546
[5]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	9.085%	9/27/30	105	105
[5]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	8.085%	3/22/30	75	75
[5]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	10.085%	5/6/32	50	51
[5]	UKG Inc. Term Loan B, TSFR1M + 3.250%	8.576%	2/10/31	135	135
[5]	United Airlines Inc. Term Loan B, TSFR1M + 2.750%	8.094%	2/22/31	20	20
[5]	W.R. Grace & Co. Conn. Term Loan B, TSFR1M + 3.250%	8.594%	9/22/28	40	40
Total Floating Rate Loan Interests (Cost $3,305)					3,325
Sovereign Bonds (1.8%)
[3]	Airport Authority Hong Kong	4.875%	1/12/26	1,055	1,052
27

Short-Term Investment-Grade Portfolio
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
		Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	220
		Corp. Andina de Fomento	4.750%	4/1/26	704	696
[3]		Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	45
		Federative Republic of Brazil	8.750%	2/4/25	629	639
		Fondo MIVIVIENDA SA	4.625%	4/12/27	408	397
		Kingdom of Morocco	2.375%	12/15/27	670	597
[3]		Kingdom of Saudi Arabia	4.750%	1/16/30	4,085	3,994
[3]		Korea Electric Power Corp.	5.375%	7/31/26	1,480	1,484
[3]		KSA Sukuk Ltd.	5.250%	6/4/27	7,130	7,137
		Magyar Export-Import Bank Zrt	6.125%	12/4/27	600	602
[8,15]		MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	561
		Republic of Chile	3.240%	2/6/28	240	225
		Republic of Colombia	4.500%	3/15/29	1,120	1,021
[8]		Republic of Korea	0.000%	10/15/26	257	254
		Republic of Paraguay	5.000%	4/15/26	684	675
		Republic of Peru	7.350%	7/21/25	842	858
		Republic of Peru	2.392%	1/23/26	635	605
		Republic of Peru	4.125%	8/25/27	565	547
		Republic of Peru	2.844%	6/20/30	1,325	1,161
		Republic of Peru	2.783%	1/23/31	1,098	942
		Republic of Serbia	6.250%	5/26/28	415	421
[8]		Romania	2.750%	2/26/26	311	326
[3]		Romania	5.250%	11/25/27	733	719
		Romania	5.250%	11/25/27	302	297
[8]		Romania	6.625%	9/27/29	285	326
[8]		Romania	2.500%	2/8/30	196	183
[8]		Romania	1.750%	7/13/30	120	105
		Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	742
		Socialist Republic of Vietnam	4.800%	11/19/24	200	199
[8]		State of Israel	1.500%	1/16/29	330	313
		State of Israel	5.375%	3/12/29	690	676
		Sultanate of Oman	4.750%	6/15/26	1,935	1,895
		United Mexican States	3.750%	1/11/28	357	337
		United Mexican States	5.400%	2/9/28	1,574	1,566
		United Mexican States	4.500%	4/22/29	1,590	1,521
		United Mexican States	5.000%	5/7/29	4,610	4,499
		United Mexican States	2.659%	5/24/31	600	493
Total Sovereign Bonds (Cost $38,826)						38,330
Taxable Municipal Bonds (0.1%)
[16]		New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	453
		New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	135	129
		State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	815	740
Total Taxable Municipal Bonds (Cost $1,374)						1,322
					Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[17]		Vanguard Market Liquidity Fund (Cost $15,495)	5.380%		154,960	15,495
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.620% Annually	NGFP	9/11/24	3.620%	6,750	42
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.375% Annually	NGFP	9/11/24	4.375%	10,125	33
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	7/17/24	0.550%	45,940	36
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.550%	46,590	36
28

Short-Term Investment-Grade Portfolio
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	8/21/24	0.525%	46,200	97
					202
Total Options Purchased (Cost $263)					244
Total Investments (99.0%) (Cost $2,165,670)					2,132,656
Other Assets and Liabilities—Net (1.0%)					22,494
Net Assets (100%)					2,155,150
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,107,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $877,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $192,556,000, representing 8.9% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2024.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Security value determined using significant unobservable inputs.
14	Represents an unsettled loan as of June 30, 2024. The coupon rate is not known until the settlement date.
15	Guaranteed by the Republic of Hungary.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
29

Short-Term Investment-Grade Portfolio

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.225% Annually	NGFP	9/11/24	4.225%	10,125	(56)
5-Year CDX-NA-IG-S42-V1, Credit Protection Sold, Receives 1.000% Quarterly	CITNA	9/18/24	0.700%	46,160	(39)
5-Year CDX-NA-IG-S42-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	7/17/24	0.750%	45,940	(1)
Total Options Written (Premiums Received $100)					(96)
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2024	2	227	(2)
5-Year U.S. Treasury Note	September 2024	776	82,705	254
				252

Short Futures Contracts
10-Year Japanese Government Bond	September 2024	(17)	(15,095)	(6)
2-Year U.S. Treasury Note	September 2024	(211)	(43,090)	(18)
10-Year U.S. Treasury Note	September 2024	(48)	(5,279)	(47)
AUD 3-Year Treasury Bond	September 2024	(38)	(2,673)	8
Euro-Bobl	September 2024	(147)	(18,331)	(160)
Euro-Schatz	September 2024	(3)	(340)	—
Long Gilt	September 2024	(13)	(1,603)	(9)
Long U.S. Treasury Bond	September 2024	(2)	(237)	(4)
				(236)
				16

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Canadian Imperial Bank of Commerce	7/18/24	AUD	628	USD	417	1	—
Toronto-Dominion Bank	7/18/24	EUR	217	USD	233	—	—
Toronto-Dominion Bank	7/18/24	JPY	11,256	USD	70	—	—
Deutsche Bank AG	7/18/24	USD	9,530	AUD	14,254	17	—
State Street Bank & Trust Co.	7/18/24	USD	26,325	EUR	24,146	444	—
State Street Bank & Trust Co.	7/18/24	USD	797	EUR	745	—	(1)
UBS AG	7/18/24	USD	447	EUR	417	—	—
JPMorgan Chase Bank, N.A.	7/18/24	USD	442	EUR	411	2	—
Royal Bank of Canada	7/18/24	USD	269	EUR	250	1	—
Canadian Imperial Bank of Commerce	7/18/24	USD	161	EUR	150	—	—
UBS AG	7/18/24	USD	9,042	GBP	7,078	94	—
30

Short-Term Investment-Grade Portfolio
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	7/18/24	USD	139	JPY	21,762	4	—
Toronto-Dominion Bank	7/18/24	USD	82	JPY	12,776	3	—
						566	(1)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/21/29	USD	19,490	5.000	1,257	(64)
CDX-NA-IG-S42-V1	6/21/29	USD	36,727	1.000	767	16
iTraxx Europe-S41-V1	6/21/29	EUR	1,000	1.000	20	1
					2,044	(47)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	—	—	—	—
American Express Co./A2	12/23/25	GSI	100	1.000	1	1	—	—
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Chubb INA Holdings LLC/A3	12/23/25	GSI	100	1.000	1	1	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
Enbridge Inc./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	1	—	1	—
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
Lincoln National Corp./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	2	1	1	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	2	1	1	—
Republic of Chile/A2	6/21/29	JPMC	130	1.000	3	3	—	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	1	—	1	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
					29	17	12	—
31

Short-Term Investment-Grade Portfolio
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Credit Protection Purchased
Boeing Co.	12/21/24	JPMC	310	(1.000)	—	3	—	(3)
					29	20	12	(3)

1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $530,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/23/25	N/A	12,000	5.148[1]	(5.338)[2]	1	1
6/20/25	N/A	37,000	5.105[1]	(5.326)[2]	12	12
5/26/26	N/A	6,100	5.338[3]	(4.724)[4]	(7)	(7)
6/17/26	N/A	18,000	5.326[3]	(4.699)[4]	(31)	(31)
5/17/28	5/17/27[5]	15,955	3.679[1]	(0.000)[2]	5	5
5/17/28	5/17/27[5]	15,701	3.701[1]	(0.000)[2]	8	8
5/24/28	5/24/27[5]	15,575	3.762[1]	(0.000)[2]	16	16
5/17/34	5/17/29[5]	3,711	0.000[3]	(3.799)[4]	(5)	(5)
5/17/34	5/17/29[5]	3,653	0.000[3]	(3.833)[4]	(9)	(9)
5/24/34	5/24/29[5]	3,623	0.000[3]	(3.865)[4]	(13)	(13)
					(23)	(23)
1 Interest payment received/paid at maturity.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Interest payment received/paid annually.
5 Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,150,175)	2,117,161
Affiliated Issuers (Cost $15,495)	15,495
Total Investments in Securities	2,132,656
Investment in Vanguard	63
Cash	34
Foreign Currency, at Value (Cost $569)	566
Receivables for Investment Securities Sold	1,858
Receivables for Accrued Income	22,915
Receivables for Capital Shares Issued	4,141
Swap Premiums Paid	20
Variation Margin Receivable—Futures Contracts	97
Variation Margin Receivable—Centrally Cleared Swap Contracts	248
Unrealized Appreciation—Forward Currency Contracts	566
Unrealized Appreciation—Over-the-Counter Swap Contracts	12
Total Assets	2,163,176
Liabilities
Payables for Investment Securities Purchased	6,537
Payables for Capital Shares Redeemed	1,263
Payables to Vanguard	126
Options Written, at Value (Premiums Received $100)	96
Unrealized Depreciation—Forward Currency Contracts	1
Unrealized Depreciation—Over-the-Counter Swap Contracts	3
Total Liabilities	8,026
Net Assets	2,155,150
At June 30, 2024, net assets consisted of:

Paid-in Capital	2,248,766
Total Distributable Earnings (Loss)	(93,616)
Net Assets	2,155,150

Net Assets
Applicable to 213,540,121 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,155,150
Net Asset Value Per Share	$10.09

See accompanying Notes, which are an integral part of the Financial Statements.
33

Short-Term Investment-Grade Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	45,896
Total Income	45,896
Expenses
The Vanguard Group—Note B
Investment Advisory Services	131
Management and Administrative	1,222
Marketing and Distribution	79
Custodian Fees	37
Shareholders’ Reports	11
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,489
Expenses Paid Indirectly	(2)
Net Expenses	1,487
Net Investment Income	44,409
Realized Net Gain (Loss)
Investment Securities Sold[1]	(10,171)
Futures Contracts	1,541
Options Purchased	(685)
Options Written	188
Swap Contracts	275
Forward Currency Contracts	654
Foreign Currencies	(147)
Realized Net Gain (Loss)	(8,345)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,944)
Futures Contracts	445
Options Purchased	78
Options Written	4
Swap Contracts	(78)
Forward Currency Contracts	944
Foreign Currencies	(21)
Change in Unrealized Appreciation (Depreciation)	(2,572)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,492
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $520,000, $4,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Short-Term Investment-Grade Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,409	74,683
Realized Net Gain (Loss)	(8,345)	(45,156)
Change in Unrealized Appreciation (Depreciation)	(2,572)	100,266
Net Increase (Decrease) in Net Assets Resulting from Operations	33,492	129,793
Distributions
Total Distributions	(77,519)	(45,828)
Capital Share Transactions
Issued	186,557	393,407
Issued in Lieu of Cash Distributions	77,519	45,828
Redeemed	(244,470)	(498,753)
Net Increase (Decrease) from Capital Share Transactions	19,606	(59,518)
Total Increase (Decrease)	(24,421)	24,447
Net Assets
Beginning of Period	2,179,571	2,155,124
End of Period	2,155,150	2,179,571

See accompanying Notes, which are an integral part of the Financial Statements.
35

Short-Term Investment-Grade Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.31	$9.92	$10.78	$11.12	$10.84	$10.54
Investment Operations
Net Investment Income[1]	.211	.342	.202	.166	.238	.302
Net Realized and Unrealized Gain (Loss) on Investments	(.052)	.259	(.815)	(.216)	.336	.287
Total from Investment Operations	.159	.601	(.613)	(.050)	.574	.589
Distributions
Dividends from Net Investment Income	(.379)	(.211)	(.167)	(.233)	(.294)	(.289)
Distributions from Realized Capital Gains	—	—	(.080)	(.057)	—	—
Total Distributions	(.379)	(.211)	(.247)	(.290)	(.294)	(.289)
Net Asset Value, End of Period	$10.09	$10.31	$9.92	$10.78	$11.12	$10.84
Total Return	1.57%	6.16%	-5.72%	-0.45%	5.49%	5.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,155	$2,180	$2,155	$2,288	$2,234	$1,907
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.14%[2]	0.14%[2]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	4.18%	3.43%	2.00%	1.52%	2.18%	2.83%
Portfolio Turnover Rate	34%	99%[3]	86%[3]	78%[3]	89%[3]	67%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 5%, 10%, 5%, 7%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Short-Term Investment-Grade Portfolio
Notes to Financial Statements
The Short-Term Investment-Grade Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
37

Short-Term Investment-Grade Portfolio
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended June 30, 2024, the portfolio’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented 3% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2024, the portfolio’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The portfolio enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or
38

Short-Term Investment-Grade Portfolio
executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2024, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
9. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
39

Short-Term Investment-Grade Portfolio
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $63,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the portfolio’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	219,101	—	219,101
Asset-Backed/Commercial Mortgage-Backed Securities	—	96,620	—	96,620
Corporate Bonds	—	1,758,219	—	1,758,219
Floating Rate Loan Interests	—	3,325	—	3,325
Sovereign Bonds	—	38,330	—	38,330
Taxable Municipal Bonds	—	1,322	—	1,322
Temporary Cash Investments	15,495	—	—	15,495
Options Purchased	—	244	—	244
Total	15,495	2,117,161	—	2,132,656
Derivative Financial Instruments
Assets
Futures Contracts[1]	262	—	—	262
Forward Currency Contracts	—	566	—	566
Swap Contracts	59[1]	12	—	71
Total	321	578	—	899
Liabilities
Options Written	—	96	—	96
Futures Contracts[1]	246	—	—	246
Forward Currency Contracts	—	1	—	1
Swap Contracts	129[1]	3	—	132
Total	375	100	—	475
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At June 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	75	—	169	244
Swap Premiums Paid	—	—	20	20
Unrealized Appreciation—Futures Contracts[1]	262	—	—	262
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	42	—	17	59
40

Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities (continued)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	566	—	566
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	12	12
Total Assets	379	566	218	1,163

Options Written, at Value	56	—	40	96
Unrealized Depreciation—Futures Contracts[1]	246	—	—	246
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	65	—	64	129
Unrealized Depreciation—Forward Currency Contracts	—	1	—	1
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	3	3
Total Liabilities	367	1	107	475
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	1,541	—	—	1,541
Options Purchased	(136)	—	(549)	(685)
Options Written	119	—	69	188
Swap Contracts	(101)	—	376	275
Forward Currency Contracts	—	654	—	654
Realized Net Gain (Loss) on Derivatives	1,423	654	(104)	1,973
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	445	—	—	445
Options Purchased	75	—	3	78
Options Written	(56)	—	60	4
Swap Contracts	(37)	—	(41)	(78)
Forward Currency Contracts	—	944	—	944
Change in Unrealized Appreciation (Depreciation) on Derivatives	427	944	22	1,393
F.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,164,764
Gross Unrealized Appreciation	8,635
Gross Unrealized Depreciation	(40,299)
Net Unrealized Appreciation (Depreciation)	(31,664)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the portfolio had available capital losses totaling $95,028,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended June 30, 2024, the portfolio purchased $538,567,000 of investment securities and sold $501,649,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $191,626,000 and $214,101,000, respectively.
41

Short-Term Investment-Grade Portfolio
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	18,356	39,448
Issued in Lieu of Cash Distributions	7,752	4,648
Redeemed	(23,942)	(49,951)
Net Increase (Decrease) in Shares Outstanding	2,166	(5,855)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 34% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692ST 082024
42

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Small Company Growth Portfolio

Contents
Financial Statements	1

Small Company Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.2%)
Communication Services (5.1%)
*	Ziff Davis Inc.	392,559	21,610
*	Cargurus Inc.	806,210	21,123
*	IAC Inc.	213,329	9,994
*	ZipRecruiter Inc. Class A	734,517	6,677
	Iridium Communications Inc.	201,320	5,359
*	Yelp Inc.	70,337	2,599
	Playtika Holding Corp.	306,981	2,416
*	TripAdvisor Inc.	62,709	1,117
*	Vimeo Inc.	276,760	1,032
*	EverQuote Inc. Class A	40,600	847
*	Mediaalpha Inc. Class A	52,825	696
*	Bandwidth Inc. Class A	27,119	458
*	Madison Square Garden Entertainment Corp.	10,113	346
*	ZoomInfo Technologies Inc.	21,614	276
*	Clear Channel Outdoor Holdings Inc.	172,303	243
*	DHI Group Inc.	116,046	243
*	Grindr Inc.	14,980	183
	IDT Corp. Class B	4,114	148
			75,367
Consumer Discretionary (11.4%)
	Churchill Downs Inc.	156,163	21,800
*	Skechers USA Inc. Class A	158,128	10,930
*	Chewy Inc. Class A	301,037	8,200
	Wingstop Inc.	16,678	7,049
*	Abercrombie & Fitch Co. Class A	38,335	6,818
*	Sportradar Group AG Class A	531,910	5,947
	Texas Roadhouse Inc.	32,679	5,611
*	Fox Factory Holding Corp.	96,212	4,636
*	Sally Beauty Holdings Inc.	424,276	4,553
*	Norwegian Cruise Line Holdings Ltd.	240,155	4,513
	Pool Corp.	13,499	4,149
	Toll Brothers Inc.	34,717	3,999
*	frontdoor Inc.	114,710	3,876
	Travel & Leisure Co.	77,981	3,508
*	National Vision Holdings Inc.	242,194	3,170
*	Cava Group Inc.	29,591	2,745
*	Green Brick Partners Inc.	44,848	2,567
*	Tri Pointe Homes Inc.	68,177	2,540
*	Duolingo Inc.	12,043	2,513
	Wynn Resorts Ltd.	26,118	2,338
*	Carvana Co.	18,054	2,324
	Buckle Inc.	62,557	2,311
	Jack in the Box Inc.	43,025	2,192
*	Everi Holdings Inc.	256,117	2,151
*	Urban Outfitters Inc.	49,782	2,044
*	Floor & Decor Holdings Inc. Class A	20,385	2,026
*	Deckers Outdoor Corp.	2,092	2,025
	Murphy USA Inc.	3,847	1,806
*	Brinker International Inc.	24,355	1,763
*	Visteon Corp.	15,165	1,618
*	Shake Shack Inc. Class A	17,313	1,558
*	Wayfair Inc. Class A	28,767	1,517
	Build-A-Bear Workshop Inc.	59,673	1,508
*	Hovnanian Enterprises Inc. Class A	10,552	1,498
*	Sonos Inc.	100,956	1,490
*	Five Below Inc.	13,228	1,441
	Tapestry Inc.	31,487	1,347
*	Gentherm Inc.	26,966	1,330
*	Hanesbrands Inc.	267,096	1,317
1

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Warby Parker Inc. Class A	80,132	1,287
*	Despegar.com Corp.	87,978	1,164
	Academy Sports & Outdoors Inc.	21,353	1,137
*	Dave & Buster's Entertainment Inc.	26,975	1,074
*	Modine Manufacturing Co.	10,682	1,070
*	Chegg Inc.	332,821	1,052
*	Taylor Morrison Home Corp.	18,673	1,035
*	RH	4,070	995
	International Game Technology plc	40,721	833
*	Dorman Products Inc.	9,065	829
	Upbound Group Inc.	26,653	818
	Perdoceo Education Corp.	35,911	769
*	Inspired Entertainment Inc.	82,668	756
	Williams-Sonoma Inc.	2,615	738
	American Eagle Outfitters Inc.	35,833	715
	J Jill Inc.	19,838	694
*	Valvoline Inc.	15,701	678
	PulteGroup Inc.	6,047	666
	Hasbro Inc.	11,223	657
	Bloomin' Brands Inc.	33,709	648
*	Rush Street Interactive Inc.	61,572	590
*	Crocs Inc.	3,004	438
*	CarParts.com Inc.	433,183	433
*	Coursera Inc.	59,057	423
	Dine Brands Global Inc.	11,508	417
*	Accel Entertainment Inc.	38,333	393
	Standard Motor Products Inc.	13,776	382
*	Sweetgreen Inc. Class A	10,973	331
	Boyd Gaming Corp.	5,070	279
	Monarch Casino & Resort Inc.	3,637	248
	Rocky Brands Inc.	4,637	171
	Carriage Services Inc.	5,587	150
*	Udemy Inc.	14,989	129
*	Destination XL Group Inc.	30,015	109
*	Stoneridge Inc.	6,110	98
			166,934
Consumer Staples (2.1%)
	PriceSmart Inc.	54,010	4,385
*	BJ's Wholesale Club Holdings Inc.	49,646	4,361
	Turning Point Brands Inc.	121,797	3,908
	Coca-Cola Consolidated Inc.	3,107	3,371
*	Performance Food Group Co.	39,489	2,611
*	Simply Good Foods Co.	68,890	2,489
*	BellRing Brands Inc.	35,384	2,022
*	e.l.f. Beauty Inc.	8,760	1,846
*	Vital Farms Inc.	37,500	1,754
	Dole plc	101,381	1,241
*	USANA Health Sciences Inc.	26,568	1,202
	Energizer Holdings Inc.	27,898	824
*	Celsius Holdings Inc.	14,211	811
	Oil-Dri Corp. of America	4,020	258
*	Honest Co. Inc.	61,026	178
			31,261
Energy (2.6%)
	Viper Energy Inc.	258,973	9,719
	Diamondback Energy Inc.	21,384	4,281
	Archrock Inc.	192,043	3,883
*	Weatherford International plc	27,727	3,395
	APA Corp.	107,634	3,169
*	Oceaneering International Inc.	76,515	1,810
	Excelerate Energy Inc. Class A	77,963	1,438
	VAALCO Energy Inc.	201,630	1,264
	Dorian LPG Ltd.	25,016	1,050
	SM Energy Co.	20,748	897
	Texas Pacific Land Corp.	1,200	881
*	Par Pacific Holdings Inc.	34,663	875
*	CONSOL Energy Inc.	7,868	803
*	DMC Global Inc.	50,230	724
	Delek US Holdings Inc.	26,988	668
2

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	REX American Resources Corp.	13,275	605
	Murphy Oil Corp.	14,644	604
	Permian Resources Corp.	37,217	601
	Liberty Energy Inc.	25,591	535
	PBF Energy Inc. Class A	11,210	516
	SFL Corp. Ltd.	27,151	377
	Matador Resources Co.	6,186	369
	Solaris Oilfield Infrastructure Inc. Class A	31,801	273
			38,737
Financials (6.5%)
*	Euronet Worldwide Inc.	205,780	21,298
	Equitable Holdings Inc.	224,003	9,153
	WisdomTree Inc.	837,504	8,300
*	Remitly Global Inc.	368,022	4,460
*	NMI Holdings Inc. Class A	130,371	4,438
*	StoneCo. Ltd. Class A	357,024	4,281
	Virtus Investment Partners Inc.	18,245	4,121
	SLM Corp.	151,352	3,147
	Everest Group Ltd.	7,033	2,680
	Piper Sandler Cos.	10,998	2,531
	Bank of NT Butterfield & Son Ltd.	71,100	2,497
*	International Money Express Inc.	111,678	2,327
*	Skyward Specialty Insurance Group Inc.	62,250	2,252
	Victory Capital Holdings Inc. Class A	45,199	2,157
*	Palomar Holdings Inc.	26,040	2,113
	MarketAxess Holdings Inc.	9,838	1,973
	Universal Insurance Holdings Inc.	88,782	1,665
*	PagSeguro Digital Ltd. Class A	135,510	1,584
	Westamerica BanCorp	32,174	1,561
	Federated Hermes Inc.	47,131	1,550
*	Payoneer Global Inc.	245,117	1,358
*	WEX Inc.	7,636	1,353
	Mercury General Corp.	20,740	1,102
	Fidelis Insurance Holdings Ltd.	60,210	982
	XP Inc. Class A	51,525	906
*	Hamilton Insurance Group Ltd. Class B	52,830	880
*	Marqeta Inc. Class A	142,824	783
	Brown & Brown Inc.	7,318	654
*	LendingTree Inc.	15,274	635
	Hamilton Lane Inc. Class A	3,954	489
*	AvidXchange Holdings Inc.	36,798	444
	Patria Investments Ltd. Class A	32,108	387
*	Moneylion Inc.	5,098	375
*	NerdWallet Inc. Class A	24,537	358
	Diamond Hill Investment Group Inc.	2,137	301
*	I3 Verticals Inc. Class A	11,079	245
	Lincoln National Corp.	6,852	213
	Brightsphere Investment Group Inc.	7,803	173
*	SoFi Technologies Inc.	23,533	155
			95,881
Health Care (24.3%)
	STERIS plc	89,182	19,579
*	TransMedics Group Inc.	115,653	17,420
*	Merit Medical Systems Inc.	178,787	15,367
	Cooper Cos. Inc.	159,844	13,954
*	Halozyme Therapeutics Inc.	259,085	13,566
*	Doximity Inc. Class A	447,934	12,529
	Bio-Techne Corp.	154,550	11,073
*	Tandem Diabetes Care Inc.	255,228	10,283
*	HealthEquity Inc.	112,216	9,673
	Teleflex Inc.	35,205	7,405
*	Neurocrine Biosciences Inc.	52,580	7,239
*	Veracyte Inc.	308,886	6,694
*	Sarepta Therapeutics Inc.	42,327	6,688
*	Madrigal Pharmaceuticals Inc.	21,691	6,077
*	Medpace Holdings Inc.	14,424	5,940
*	QuidelOrtho Corp.	174,846	5,808
*,1	Waystar Holding Corp.	261,618	5,625
*	Sotera Health Co.	458,632	5,444
3

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Agios Pharmaceuticals Inc.	118,820	5,123
*	Exelixis Inc.	221,236	4,971
*	SpringWorks Therapeutics Inc.	127,658	4,809
*	Certara Inc.	340,537	4,716
*	Arvinas Inc.	172,777	4,599
	Bruker Corp.	68,055	4,343
*	Option Care Health Inc.	153,754	4,259
*	Tenet Healthcare Corp.	31,543	4,196
*	Legend Biotech Corp. ADR	92,519	4,098
*	Ionis Pharmaceuticals Inc.	82,993	3,955
	Chemed Corp.	7,181	3,896
*	Nevro Corp.	449,377	3,784
*	Lantheus Holdings Inc.	45,428	3,647
*	Axogen Inc.	501,834	3,633
*	IQVIA Holdings Inc.	16,612	3,512
	CONMED Corp.	49,452	3,428
*	Ultragenyx Pharmaceutical Inc.	83,327	3,425
*	Natera Inc.	31,384	3,399
	HealthStream Inc.	118,376	3,303
*	Enanta Pharmaceuticals Inc.	253,365	3,286
*	Blueprint Medicines Corp.	29,790	3,211
*	Align Technology Inc.	12,864	3,106
*	Ironwood Pharmaceuticals Inc.	465,049	3,032
*	Hims & Hers Health Inc.	144,432	2,916
*	PTC Therapeutics Inc.	94,513	2,890
*	Omnicell Inc.	105,316	2,851
*	Dyne Therapeutics Inc.	80,619	2,845
*	Penumbra Inc.	14,460	2,602
*	Veeva Systems Inc. Class A	13,567	2,483
*	Alkermes plc	97,437	2,348
*	PetIQ Inc.	103,567	2,285
*	DaVita Inc.	15,931	2,208
*	ADMA Biologics Inc.	191,332	2,139
*	Addus HomeCare Corp.	18,091	2,100
*	ANI Pharmaceuticals Inc.	29,281	1,865
*	Charles River Laboratories International Inc.	8,839	1,826
*	Arcus Biosciences Inc.	119,758	1,824
*	Jazz Pharmaceuticals plc	16,398	1,750
*	ACADIA Pharmaceuticals Inc.	107,533	1,747
	iRadimed Corp.	39,386	1,731
*	Exact Sciences Corp.	40,659	1,718
*	Inspire Medical Systems Inc.	12,516	1,675
*	Travere Therapeutics Inc.	200,017	1,644
*	Pennant Group Inc.	66,729	1,547
*	Viking Therapeutics Inc.	28,768	1,525
*	AdaptHealth Corp.	150,492	1,505
*,1	Agenus Inc.	79,058	1,324
*	Inmode Ltd.	67,696	1,235
*	Sage Therapeutics Inc.	108,525	1,179
*	Avantor Inc.	54,504	1,155
*	Alector Inc.	251,740	1,143
*	RxSight Inc.	18,578	1,118
*	CareDx Inc.	66,246	1,029
*	Crinetics Pharmaceuticals Inc.	20,834	933
	LeMaitre Vascular Inc.	11,165	919
*	Insmed Inc.	13,265	889
*	Novavax Inc.	70,181	888
*	Joint Corp.	61,701	867
*	Vir Biotechnology Inc.	96,167	856
*	Novocure Ltd.	49,906	855
*	MacroGenics Inc.	189,389	805
*	Coherus Biosciences Inc.	462,136	799
*	Fate Therapeutics Inc.	237,600	779
*	Beam Therapeutics Inc.	33,232	779
*	Esperion Therapeutics Inc.	349,937	777
*	Avidity Biosciences Inc.	18,645	762
*	Phreesia Inc.	35,230	747
*	Bridgebio Pharma Inc.	28,237	715
*	Rapt Therapeutics Inc.	233,916	713
*	Aclaris Therapeutics Inc.	639,021	703
4

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Select Medical Holdings Corp.	20,042	703
*	Iovance Biotherapeutics Inc.	83,648	671
*	Mersana Therapeutics Inc.	331,391	666
*	Apellis Pharmaceuticals Inc.	17,141	657
*	Intra-Cellular Therapies Inc.	9,427	646
*	BioCryst Pharmaceuticals Inc.	98,837	611
*	OptimizeRx Corp.	57,404	574
*	Tactile Systems Technology Inc.	43,805	523
*	Nurix Therapeutics Inc.	24,290	507
*	Community Health Systems Inc.	146,268	491
*,1	Semler Scientific Inc.	14,252	490
*	Kymera Therapeutics Inc.	14,038	419
*	Janux Therapeutics Inc.	9,810	411
*	Aerovate Therapeutics Inc.	245,576	408
*	Health Catalyst Inc.	61,817	395
*	Arrowhead Pharmaceuticals Inc.	14,936	388
*	LivaNova plc	6,910	379
*	Codexis Inc.	121,510	377
*	Cytokinetics Inc.	6,895	374
*	Amylyx Pharmaceuticals Inc.	176,359	335
*	Arcutis Biotherapeutics Inc.	35,812	333
*	Cullinan Therapeutics Inc.	18,788	328
*	CorVel Corp.	1,242	316
*	Karyopharm Therapeutics Inc.	363,707	315
*	Pacific Biosciences of California Inc.	224,872	308
*	Rigel Pharmaceuticals Inc.	36,351	299
*	10X Genomics Inc. Class A	15,337	298
*	Affimed NV	53,893	294
*	Altimmune Inc.	44,080	293
*	CytomX Therapeutics Inc.	235,814	288
*	Adaptive Biotechnologies Corp.	79,082	286
*	Revance Therapeutics Inc.	89,500	230
*	Edgewise Therapeutics Inc.	12,375	223
*	Organogenesis Holdings Inc.	76,370	214
*	Marinus Pharmaceuticals Inc.	171,211	200
*	Sangamo Therapeutics Inc.	549,583	197
*	Puma Biotechnology Inc.	60,024	196
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $1,125)	107,359	186
*	WaVe Life Sciences Ltd.	32,611	163
*	Precision BioSciences Inc.	15,405	150
*	Stoke Therapeutics Inc.	11,043	149
*	Bioventus Inc. Class A	25,477	146
	Encompass Health Corp.	1,694	145
*	G1 Therapeutics Inc.	63,410	145
*	Black Diamond Therapeutics Inc.	30,421	142
*	Voyager Therapeutics Inc.	17,869	141
*	Viemed Healthcare Inc.	21,005	138
*	Prothena Corp. plc	5,938	123
	Mei Pharma Inc.	36,960	107
*	ALX Oncology Holdings Inc.	17,200	104
*	Pediatrix Medical Group Inc.	13,360	101
*,1,3	Cartesian Therapeutics Inc.	414,811	75
*	Cue Biopharma Inc.	48,489	60
			356,806
Industrials (21.8%)
	RB Global Inc. (XTSE)	362,574	27,686
*	ACV Auctions Inc. Class A	1,185,860	21,642
	Sensata Technologies Holding plc	568,730	21,265
*	Alight Inc. Class A	2,476,871	18,279
	Matson Inc.	111,948	14,662
*	Cimpress plc	145,532	12,750
	Applied Industrial Technologies Inc.	64,731	12,558
*	Generac Holdings Inc.	85,738	11,336
*	Kirby Corp.	77,165	9,239
	Toro Co.	98,006	9,165
	Curtiss-Wright Corp.	28,974	7,851
*	Middleby Corp.	56,672	6,949
	EMCOR Group Inc.	17,218	6,286
	GFL Environmental Inc. (XTSE)	153,085	5,960
5

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Comfort Systems USA Inc.	16,951	5,155
*	Core & Main Inc. Class A	99,907	4,889
*	XPO Inc.	44,984	4,775
	Griffon Corp.	71,185	4,546
	Allison Transmission Holdings Inc.	57,307	4,350
	Apogee Enterprises Inc.	69,215	4,349
	UFP Industries Inc.	38,571	4,320
	Heartland Express Inc.	340,464	4,198
	Watts Water Technologies Inc. Class A	22,376	4,103
	Advanced Drainage Systems Inc.	25,393	4,073
*	GMS Inc.	50,213	4,048
	Maximus Inc.	39,042	3,346
*	Beacon Roofing Supply Inc.	36,759	3,327
	Federal Signal Corp.	36,879	3,086
	Vertiv Holdings Co. Class A	35,502	3,073
*	Upwork Inc.	281,962	3,031
	H&E Equipment Services Inc.	68,328	3,018
*	Legalzoom.com Inc.	340,261	2,855
	Primoris Services Corp.	55,908	2,789
	Terex Corp.	48,586	2,664
	Herc Holdings Inc.	19,457	2,593
*	Axon Enterprise Inc.	8,592	2,528
	AGCO Corp.	25,707	2,516
*	Lyft Inc. Class A	161,493	2,277
*	IES Holdings Inc.	15,867	2,211
*	Sterling Infrastructure Inc.	18,318	2,168
	Lennox International Inc.	3,869	2,070
*	Franklin Covey Co.	54,351	2,065
*	Huron Consulting Group Inc.	20,322	2,002
	EnerSys	18,745	1,941
	Graco Inc.	23,994	1,902
*	American Woodmark Corp.	23,539	1,850
*	Gibraltar Industries Inc.	26,119	1,790
	MSA Safety Inc.	9,412	1,767
*	AZEK Co. Inc.	41,876	1,764
*	Blue Bird Corp.	31,610	1,702
*	MRC Global Inc.	129,920	1,677
	Brink's Co.	16,030	1,641
*	Liquidity Services Inc.	77,593	1,550
	Costamare Inc.	82,474	1,355
	Marten Transport Ltd.	73,054	1,348
	Atkore Inc.	9,984	1,347
*	American Airlines Group Inc.	114,933	1,302
*	JELD-WEN Holding Inc.	93,443	1,259
	Barrett Business Services Inc.	36,024	1,181
	Enerpac Tool Group Corp.	30,081	1,149
*	American Superconductor Corp.	45,720	1,069
*	Masterbrand Inc.	69,496	1,020
	Boise Cascade Co.	8,237	982
	Heidrick & Struggles International Inc.	29,314	926
	Interface Inc.	56,869	835
	Genpact Ltd.	25,126	809
	Franklin Electric Co. Inc.	7,413	714
*	Paylocity Holding Corp.	4,008	528
	Landstar System Inc.	2,750	507
	CRA International Inc.	2,806	483
	TTEC Holdings Inc.	81,021	476
*	NEXTracker Inc. Class A	9,686	454
	Aris Water Solutions Inc. Class A	27,108	425
	Preformed Line Products Co.	3,384	421
	Alamo Group Inc.	1,513	262
	Hubbell Inc.	710	260
*	IBEX Holdings Ltd.	13,338	216
*	Sun Country Airlines Holdings Inc.	16,485	207
*	Babcock & Wilcox Enterprises Inc.	141,791	206
	Avis Budget Group Inc.	1,492	156
	Lincoln Electric Holdings Inc.	796	150
	Virco Mfg. Corp.	10,204	142
	ArcBest Corp.	1,220	131
	Hyster-Yale Inc.	1,722	120
6

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Commercial Vehicle Group Inc.	23,208	114
	Matthews International Corp. Class A	3,941	99
			320,290
Information Technology (18.9%)
*	Trimble Inc.	407,267	22,774
*	Smartsheet Inc. Class A	496,843	21,901
*	Okta Inc.	190,302	17,814
*,1	GLOBALFOUNDRIES Inc.	339,440	17,162
*	Dynatrace Inc.	310,463	13,890
*	Elastic NV	97,402	11,095
*	Tenable Holdings Inc.	243,444	10,609
*	Manhattan Associates Inc.	34,683	8,556
*	Blackbaud Inc.	108,662	8,277
*	Pure Storage Inc. Class A	116,743	7,496
*	N-Able Inc.	396,229	6,035
*	CommVault Systems Inc.	47,338	5,755
*	nCino Inc.	152,676	4,802
*	Nutanix Inc. Class A	81,472	4,632
*	BigCommerce Holdings Inc. Series 1	546,863	4,408
*	Wix.com Ltd.	27,198	4,326
*	Cadence Design Systems Inc.	13,837	4,258
	Pegasystems Inc.	66,149	4,004
	Jabil Inc.	36,472	3,968
*	SMART Global Holdings Inc.	172,528	3,946
*	Dropbox Inc. Class A	174,461	3,920
*	RingCentral Inc. Class A	137,989	3,891
*	ON Semiconductor Corp.	48,436	3,320
*	8x8 Inc.	1,475,871	3,276
*	Extreme Networks Inc.	228,011	3,067
*	Impinj Inc.	19,436	3,047
*	MaxLinear Inc.	151,314	3,047
*	Axcelis Technologies Inc.	19,048	2,708
*	Consensus Cloud Solutions Inc.	155,142	2,665
*	Rapid7 Inc.	58,127	2,513
*	Teradata Corp.	69,839	2,414
	Amkor Technology Inc.	58,400	2,337
*	Domo Inc. Class B	299,507	2,312
*	OneSpan Inc.	177,530	2,276
*	PDF Solutions Inc.	61,305	2,230
*	Sanmina Corp.	31,493	2,086
*	Box Inc. Class A	77,450	2,048
*	DigitalOcean Holdings Inc.	58,909	2,047
*	Itron Inc.	18,769	1,857
*	Olo Inc. Class A	393,366	1,739
*	UiPath Inc. Class A	135,102	1,713
*	Alkami Technology Inc.	59,828	1,704
*	Fabrinet	6,921	1,694
*	Zuora Inc. Class A	168,869	1,677
*	Arlo Technologies Inc.	115,559	1,507
*	Credo Technology Group Holding Ltd.	46,299	1,479
*	Appian Corp. Class A	46,884	1,447
*	Gitlab Inc. Class A	28,940	1,439
	Sapiens International Corp. NV	41,865	1,420
*	ACI Worldwide Inc.	35,556	1,408
*	Yext Inc.	252,204	1,349
*	Semtech Corp.	40,527	1,211
*	Zeta Global Holdings Corp. Class A	66,502	1,174
*	Couchbase Inc.	62,024	1,133
*	FARO Technologies Inc.	69,984	1,120
*	eGain Corp.	174,153	1,099
*	Marathon Digital Holdings Inc.	55,100	1,094
*	FormFactor Inc.	15,008	908
*	Weave Communications Inc.	98,893	892
*	Q2 Holdings Inc.	14,511	875
*	Cleanspark Inc.	52,360	835
*	SentinelOne Inc. Class A	38,888	819
	MKS Instruments Inc.	5,605	732
*	Turtle Beach Corp.	49,295	707
*	Rambus Inc.	11,976	704
7

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Calix Inc.	19,796	701
*	Blackline Inc.	13,277	643
*	ACM Research Inc. Class A	25,847	596
*	AppLovin Corp. Class A	6,841	569
*	Confluent Inc. Class A	17,192	508
*	Ultra Clean Holdings Inc.	9,969	489
	Bentley Systems Inc. Class B	9,310	460
*	Alpha & Omega Semiconductor Ltd.	10,902	407
*	Ouster Inc.	39,153	385
*	Brightcove Inc.	155,847	369
*	Verint Systems Inc.	11,382	367
*	inTEST Corp.	35,304	349
*	Ichor Holdings Ltd.	8,671	334
*	Procore Technologies Inc.	4,063	269
*	CEVA Inc.	13,427	259
*	Cambium Networks Corp.	91,286	255
*	CPI Card Group Inc.	8,930	243
	A10 Networks Inc.	13,835	192
*	SkyWater Technology Inc.	24,161	185
*	Jamf Holding Corp.	10,604	175
*	Backblaze Inc. Class A	28,257	174
*	Viavi Solutions Inc.	24,243	167
*	Kaltura Inc.	130,995	157
*	ePlus Inc.	1,910	141
*	Terawulf Inc.	31,084	138
*	Digital Turbine Inc.	62,655	104
*	Upland Software Inc.	37,477	93
*	Freshworks Inc. Class A	6,383	81
*,1	Maxeon Solar Technologies Ltd.	32,845	28
			277,486
Materials (2.6%)
	Graphic Packaging Holding Co.	426,815	11,187
	Eagle Materials Inc.	24,042	5,228
*	Axalta Coating Systems Ltd.	116,235	3,972
	Innospec Inc.	27,307	3,375
	Myers Industries Inc.	160,742	2,151
	Louisiana-Pacific Corp.	22,361	1,841
	Kaiser Aluminum Corp.	20,482	1,800
*	Constellium SE	86,612	1,633
	United States Lime & Minerals Inc.	3,953	1,440
	Orion SA	53,295	1,169
*	O-I Glass Inc.	97,715	1,087
	Materion Corp.	6,935	750
	Ardagh Metal Packaging SA	219,634	747
*	Core Molding Technologies Inc.	29,356	468
	Berry Global Group Inc.	5,918	348
	Koppers Holdings Inc.	5,786	214
	Ryerson Holding Corp.	10,946	213
			37,623
Real Estate (0.5%)
	Ryman Hospitality Properties Inc.	27,328	2,729
	Lamar Advertising Co. Class A	10,299	1,231
	Universal Health Realty Income Trust	23,871	934
	RMR Group Inc. Class A	25,178	569
	Outfront Media Inc.	34,652	495
	DigitalBridge Group Inc.	34,358	471
*	Forestar Group Inc.	11,583	371
*	Compass Inc. Class A	89,193	321
*	Opendoor Technologies Inc.	158,998	293
			7,414
Utilities (0.4%)
	New Jersey Resources Corp.	76,671	3,277
	Vistra Corp.	29,122	2,504
	Unitil Corp.	9,102	471
			6,252
Total Common Stocks (Cost $1,440,858)			1,414,051
Temporary Cash Investments (4.8%)
8

Small Company Growth Portfolio
		Shares	Market Value• ($000)
Money Market Fund (4.8%)
[4,5]	Vanguard Market Liquidity Fund, 5.380% (Cost $70,578)	705,817	70,575
Total Investments (101.0%) (Cost $1,511,436)			1,484,626
Other Assets and Liabilities—Net (-1.0%)			(14,021)
Net Assets (100%)			1,470,605
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,678,000.
2	Restricted securities totaling $186,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $14,451,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	279	28,807	451

See accompanying Notes, which are an integral part of the Financial Statements.
9

Small Company Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,440,858)	1,414,051
Affiliated Issuers (Cost $70,578)	70,575
Total Investments in Securities	1,484,626
Investment in Vanguard	44
Cash	340
Cash Collateral Pledged—Futures Contracts	2,174
Receivables for Investment Securities Sold	62,260
Receivables for Accrued Income	615
Receivables for Capital Shares Issued	195
Variation Margin Receivable—Futures Contracts	101
Total Assets	1,550,355
Liabilities
Payables for Investment Securities Purchased	64,227
Collateral for Securities on Loan	14,451
Payables to Investment Advisor	254
Payables for Capital Shares Redeemed	686
Payables to Vanguard	132
Total Liabilities	79,750
Net Assets	1,470,605
1 Includes $13,678,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	1,476,691
Total Distributable Earnings (Loss)	(6,086)
Net Assets	1,470,605

Net Assets
Applicable to 81,433,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,470,605
Net Asset Value Per Share	$18.06

See accompanying Notes, which are an integral part of the Financial Statements.
10

Small Company Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	4,134
Interest[2]	1,799
Securities Lending—Net	93
Total Income	6,026
Expenses
Investment Advisory Fees—Note B
Basic Fee	817
Performance Adjustment	(209)
The Vanguard Group—Note C
Management and Administrative	1,464
Marketing and Distribution	36
Custodian Fees	6
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	2,135
Net Investment Income	3,891
Realized Net Gain (Loss)
Investment Securities Sold[2]	68,601
Futures Contracts	1,530
Realized Net Gain (Loss)	70,131
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(26,278)
Futures Contracts	(2,677)
Change in Unrealized Appreciation (Depreciation)	(28,955)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,067
1	Dividends are net of foreign withholding taxes of $26,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,734,000, $2,000, and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Small Company Growth Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,891	7,769
Realized Net Gain (Loss)	70,131	8,167
Change in Unrealized Appreciation (Depreciation)	(28,955)	236,189
Net Increase (Decrease) in Net Assets Resulting from Operations	45,067	252,125
Distributions
Total Distributions	(8,241)	(5,792)
Capital Share Transactions
Issued	54,760	115,017
Issued in Lieu of Cash Distributions	8,241	5,792
Redeemed	(130,329)	(193,609)
Net Increase (Decrease) from Capital Share Transactions	(67,328)	(72,800)
Total Increase (Decrease)	(30,502)	173,533
Net Assets
Beginning of Period	1,501,107	1,327,574
End of Period	1,470,605	1,501,107

See accompanying Notes, which are an integral part of the Financial Statements.
12

Small Company Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.61	$14.78	$26.50	$24.49	$23.08	$20.30
Investment Operations
Net Investment Income[1]	.047	.089	.073	.056	.102	.128
Net Realized and Unrealized Gain (Loss) on Investments	.502	2.806	(5.677)	3.343	3.521	5.323
Total from Investment Operations	.549	2.895	(5.604)	3.399	3.623	5.451
Distributions
Dividends from Net Investment Income	(.099)	(.065)	(.057)	(.101)	(.143)	(.118)
Distributions from Realized Capital Gains	—	—	(6.059)	(1.288)	(2.070)	(2.553)
Total Distributions	(.099)	(.065)	(6.116)	(1.389)	(2.213)	(2.671)
Net Asset Value, End of Period	$18.06	$17.61	$14.78	$26.50	$24.49	$23.08
Total Return	3.10%	19.65%	-25.35%	14.22%	23.18%	28.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,471	$1,501	$1,328	$1,944	$2,130	$2,111
Ratio of Total Expenses to Average Net Assets[2]	0.29%	0.29%	0.29%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.48%	0.55%	0.43%	0.21%	0.52%	0.59%
Portfolio Turnover Rate	27%	59%	64%	57%[3]	53%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.03%), (0.02%), (0.02%), (0.02%), and 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Small Company Growth Portfolio
Notes to Financial Statements
The Small Company Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
14

Small Company Growth Portfolio
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firm ArrowMark Colorado Holdings, LLC, provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of ArrowMark Colorado Holdings, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the proceeding five years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $103,000 for the six months ended June 30, 2024.
For the six months ended June 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.11% of the portfolio’s average net assets, before a net decrease of $209,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $44,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,413,790	186	75	1,414,051
Temporary Cash Investments	70,575	—	—	70,575
Total	1,484,365	186	75	1,484,626
Derivative Financial Instruments
Assets
Futures Contracts[1]	451	—	—	451
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,520,991
Gross Unrealized Appreciation	208,381
Gross Unrealized Depreciation	(244,295)
Net Unrealized Appreciation (Depreciation)	(35,914)
15

Small Company Growth Portfolio
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the portfolio had available capital losses totaling $40,926,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2024, the portfolio purchased $390,893,000 of investment securities and sold $447,013,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $74,000 and sales were $1,971,000, resulting in net realized gain of $838,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	3,047	7,090
Issued in Lieu of Cash Distributions	443	372
Redeemed	(7,293)	(12,073)
Net Increase (Decrease) in Shares Outstanding	(3,803)	(4,611)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 51% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692SCG 082024
16

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
Financial Statements	1

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.4%)
U.S. Government Securities (45.9%)
United States Treasury Note/Bond	3.000%	7/15/25	2,090	2,046
United States Treasury Note/Bond	0.250%	7/31/25	2,797	2,656
United States Treasury Note/Bond	2.875%	7/31/25	5,105	4,987
United States Treasury Note/Bond	4.750%	7/31/25	7,248	7,222
United States Treasury Note/Bond	2.000%	8/15/25	5,578	5,392
United States Treasury Note/Bond	3.125%	8/15/25	5,969	5,843
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,128
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,751
United States Treasury Note/Bond	2.750%	8/31/25	4,085	3,978
United States Treasury Note/Bond	5.000%	8/31/25	7,531	7,524
United States Treasury Note/Bond	3.500%	9/15/25	4,500	4,418
United States Treasury Note/Bond	0.250%	9/30/25	8,125	7,660
United States Treasury Note/Bond	3.000%	9/30/25	1,000	975
United States Treasury Note/Bond	5.000%	9/30/25	8,505	8,501
United States Treasury Note/Bond	4.250%	10/15/25	4,540	4,497
United States Treasury Note/Bond	0.250%	10/31/25	7,765	7,295
United States Treasury Note/Bond	3.000%	10/31/25	4,015	3,912
United States Treasury Note/Bond	5.000%	10/31/25	5,001	5,001
United States Treasury Note/Bond	2.250%	11/15/25	10,421	10,047
United States Treasury Note/Bond	4.500%	11/15/25	7,088	7,044
United States Treasury Note/Bond	0.375%	11/30/25	11,730	11,002
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,108
United States Treasury Note/Bond	4.875%	11/30/25	13,590	13,573
United States Treasury Note/Bond	4.000%	12/15/25	10,225	10,092
United States Treasury Note/Bond	0.375%	12/31/25	13,793	12,896
United States Treasury Note/Bond	2.625%	12/31/25	4,165	4,028
United States Treasury Note/Bond	4.250%	12/31/25	9,541	9,449
United States Treasury Note/Bond	3.875%	1/15/26	6,775	6,673
United States Treasury Note/Bond	0.375%	1/31/26	11,120	10,361
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,538
United States Treasury Note/Bond	4.250%	1/31/26	12,469	12,350
United States Treasury Note/Bond	1.625%	2/15/26	9,136	8,676
United States Treasury Note/Bond	4.000%	2/15/26	6,868	6,774
United States Treasury Note/Bond	0.500%	2/28/26	13,565	12,628
United States Treasury Note/Bond	2.500%	2/28/26	3,700	3,561
United States Treasury Note/Bond	4.625%	2/28/26	6,696	6,671
United States Treasury Note/Bond	4.625%	3/15/26	7,000	6,976
United States Treasury Note/Bond	0.750%	3/31/26	10,502	9,793
United States Treasury Note/Bond	2.250%	3/31/26	6,250	5,984
United States Treasury Note/Bond	4.500%	3/31/26	11,100	11,041
United States Treasury Note/Bond	3.750%	4/15/26	6,220	6,108
United States Treasury Note/Bond	0.750%	4/30/26	9,777	9,091
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,580
United States Treasury Note/Bond	4.875%	4/30/26	12,872	12,893
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,186
United States Treasury Note/Bond	3.625%	5/15/26	7,086	6,941
United States Treasury Note/Bond	0.750%	5/31/26	11,025	10,224
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,375
United States Treasury Note/Bond	4.875%	5/31/26	19,563	19,603
United States Treasury Note/Bond	4.125%	6/15/26	6,563	6,487
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,689
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,345
United States Treasury Note/Bond	4.625%	6/30/26	2,547	2,543
United States Treasury Note/Bond	4.500%	7/15/26	7,723	7,689
United States Treasury Note/Bond	0.625%	7/31/26	9,800	9,014
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,577
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,422
United States Treasury Note/Bond	4.375%	8/15/26	10,028	9,962
United States Treasury Note/Bond	6.750%	8/15/26	630	655
United States Treasury Note/Bond	0.750%	8/31/26	12,214	11,233

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,890
United States Treasury Note/Bond	4.625%	9/15/26	5,800	5,794
United States Treasury Note/Bond	0.875%	9/30/26	8,820	8,117
United States Treasury Note/Bond	1.625%	9/30/26	1,615	1,512
United States Treasury Note/Bond	4.625%	10/15/26	6,756	6,750
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,164
United States Treasury Note/Bond	1.625%	10/31/26	4,075	3,805
United States Treasury Note/Bond	2.000%	11/15/26	8,921	8,394
United States Treasury Note/Bond	4.625%	11/15/26	8,408	8,405
United States Treasury Note/Bond	6.500%	11/15/26	765	802
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,439
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,725
United States Treasury Note/Bond	4.375%	12/15/26	6,353	6,317
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,473
United States Treasury Note/Bond	1.750%	12/31/26	4,083	3,811
United States Treasury Note/Bond	4.000%	1/15/27	5,469	5,390
United States Treasury Note/Bond	1.500%	1/31/27	10,734	9,934
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,007
United States Treasury Note/Bond	4.125%	2/15/27	9,489	9,380
United States Treasury Note/Bond	6.625%	2/15/27	65	68
United States Treasury Note/Bond	1.125%	2/28/27	3,143	2,874
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,685
United States Treasury Note/Bond	4.250%	3/15/27	9,250	9,176
United States Treasury Note/Bond	0.625%	3/31/27	3,963	3,564
United States Treasury Note/Bond	2.500%	3/31/27	6,975	6,611
United States Treasury Note/Bond	4.500%	4/15/27	8,618	8,606
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,834
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,354
United States Treasury Note/Bond	2.375%	5/15/27	10,931	10,294
United States Treasury Note/Bond	4.500%	5/15/27	10,117	10,104
United States Treasury Note/Bond	0.500%	5/31/27	6,605	5,884
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,739
United States Treasury Note/Bond	4.625%	6/15/27	7,909	7,933
United States Treasury Note/Bond	0.500%	6/30/27	3,145	2,794
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,519
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,549
United States Treasury Note/Bond	2.750%	7/31/27	9,284	8,815
United States Treasury Note/Bond	2.250%	8/15/27	7,572	7,075
United States Treasury Note/Bond	6.375%	8/15/27	185	195
United States Treasury Note/Bond	0.500%	8/31/27	7,825	6,908
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,568
United States Treasury Note/Bond	0.375%	9/30/27	7,875	6,905
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,777
United States Treasury Note/Bond	0.500%	10/31/27	8,215	7,211
United States Treasury Note/Bond	4.125%	10/31/27	8,761	8,662
United States Treasury Note/Bond	2.250%	11/15/27	8,402	7,816
United States Treasury Note/Bond	6.125%	11/15/27	2,714	2,851
United States Treasury Note/Bond	0.625%	11/30/27	8,128	7,145
United States Treasury Note/Bond	3.875%	11/30/27	11,760	11,536
United States Treasury Note/Bond	0.625%	12/31/27	11,360	9,956
United States Treasury Note/Bond	3.875%	12/31/27	6,060	5,945
United States Treasury Note/Bond	0.750%	1/31/28	12,285	10,784
United States Treasury Note/Bond	3.500%	1/31/28	7,650	7,409
United States Treasury Note/Bond	2.750%	2/15/28	9,790	9,227
United States Treasury Note/Bond	1.125%	2/29/28	11,393	10,120
United States Treasury Note/Bond	4.000%	2/29/28	4,186	4,122
United States Treasury Note/Bond	1.250%	3/31/28	10,511	9,360
United States Treasury Note/Bond	3.625%	3/31/28	8,071	7,844
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,608
United States Treasury Note/Bond	3.500%	4/30/28	6,703	6,483
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,411
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,411
United States Treasury Note/Bond	3.625%	5/31/28	8,468	8,227
United States Treasury Note/Bond	1.250%	6/30/28	9,941	8,795
United States Treasury Note/Bond	4.000%	6/30/28	8,012	7,889
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,027
United States Treasury Note/Bond	4.125%	7/31/28	6,769	6,698
United States Treasury Note/Bond	2.875%	8/15/28	13,491	12,709
United States Treasury Note/Bond	5.500%	8/15/28	325	339
United States Treasury Note/Bond	1.125%	8/31/28	12,537	10,982

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.375%	8/31/28	5,107	5,101
	United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,341
	United States Treasury Note/Bond	4.625%	9/30/28	8,643	8,716
	United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,456
	United States Treasury Note/Bond	4.875%	10/31/28	8,068	8,221
	United States Treasury Note/Bond	3.125%	11/15/28	11,328	10,755
	United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,709
	United States Treasury Note/Bond	1.500%	11/30/28	9,995	8,846
	United States Treasury Note/Bond	4.375%	11/30/28	11,190	11,190
	United States Treasury Note/Bond	1.375%	12/31/28	13,899	12,205
	United States Treasury Note/Bond	3.750%	12/31/28	8,356	8,145
	United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,169
	United States Treasury Note/Bond	4.000%	1/31/29	9,078	8,939
	United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,394
	United States Treasury Note/Bond	1.875%	2/28/29	8,640	7,736
	United States Treasury Note/Bond	4.250%	2/28/29	12,436	12,382
	United States Treasury Note/Bond	2.375%	3/31/29	9,595	8,776
	United States Treasury Note/Bond	4.125%	3/31/29	2,369	2,345
	United States Treasury Note/Bond	2.875%	4/30/29	9,400	8,790
	United States Treasury Note/Bond	4.625%	4/30/29	7,439	7,525
	United States Treasury Note/Bond	2.375%	5/15/29	9,196	8,397
	United States Treasury Note/Bond	2.750%	5/31/29	8,802	8,178
	United States Treasury Note/Bond	4.500%	5/31/29	12,804	12,892
	United States Treasury Note/Bond	3.250%	6/30/29	7,145	6,788
	United States Treasury Note/Bond	4.250%	6/30/29	11,785	11,743
	United States Treasury Note/Bond	2.625%	7/31/29	8,050	7,417
	United States Treasury Note/Bond	1.625%	8/15/29	7,070	6,195
	United States Treasury Note/Bond	3.125%	8/31/29	5,835	5,503
	United States Treasury Note/Bond	3.875%	9/30/29	5,525	5,399
	United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,824
	United States Treasury Note/Bond	1.750%	11/15/29	4,541	3,988
	United States Treasury Note/Bond	3.875%	11/30/29	8,703	8,502
	United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,763
	United States Treasury Note/Bond	3.500%	1/31/30	4,790	4,587
	United States Treasury Note/Bond	1.500%	2/15/30	9,619	8,257
	United States Treasury Note/Bond	4.000%	2/28/30	4,540	4,458
	United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,549
	United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,063
	United States Treasury Note/Bond	0.625%	5/15/30	14,554	11,761
	United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,480
	United States Treasury Note/Bond	3.750%	5/31/30	6,130	5,938
	United States Treasury Note/Bond	3.750%	6/30/30	4,600	4,453
	United States Treasury Note/Bond	4.000%	7/31/30	6,044	5,929
	United States Treasury Note/Bond	0.625%	8/15/30	18,852	15,105
	United States Treasury Note/Bond	4.125%	8/31/30	5,681	5,609
	United States Treasury Note/Bond	4.625%	9/30/30	6,192	6,280
	United States Treasury Note/Bond	4.875%	10/31/30	5,840	6,005
	United States Treasury Note/Bond	0.875%	11/15/30	19,461	15,739
	United States Treasury Note/Bond	4.375%	11/30/30	6,405	6,411
	United States Treasury Note/Bond	3.750%	12/31/30	7,433	7,181
	United States Treasury Note/Bond	4.000%	1/31/31	7,012	6,871
	United States Treasury Note/Bond	1.125%	2/15/31	14,078	11,511
	United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,635
	United States Treasury Note/Bond	4.250%	2/28/31	7,708	7,663
	United States Treasury Note/Bond	4.125%	3/31/31	8,407	8,296
	United States Treasury Note/Bond	4.625%	4/30/31	7,973	8,103
	United States Treasury Note/Bond	1.625%	5/15/31	17,309	14,529
	United States Treasury Note/Bond	4.625%	5/31/31	10,224	10,390
	United States Treasury Note/Bond	4.250%	6/30/31	9,030	8,989
	United States Treasury Note/Bond	1.250%	8/15/31	19,657	15,953
[1]	United States Treasury Note/Bond	1.375%	11/15/31	20,328	16,532
	United States Treasury Note/Bond	1.875%	2/15/32	19,903	16,706
	United States Treasury Note/Bond	2.875%	5/15/32	18,654	16,806
	United States Treasury Note/Bond	2.750%	8/15/32	17,860	15,893
	United States Treasury Note/Bond	4.125%	11/15/32	18,909	18,593
	United States Treasury Note/Bond	3.500%	2/15/33	18,863	17,678
	United States Treasury Note/Bond	3.375%	5/15/33	17,148	15,894
	United States Treasury Note/Bond	3.875%	8/15/33	18,707	18,000
	United States Treasury Note/Bond	4.500%	11/15/33	19,802	19,988
	United States Treasury Note/Bond	4.000%	2/15/34	18,699	18,156

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.375%	5/15/34	16,264	16,270
United States Treasury Note/Bond	4.500%	2/15/36	1,120	1,139
United States Treasury Note/Bond	5.000%	5/15/37	1,885	2,000
United States Treasury Note/Bond	4.375%	2/15/38	1,200	1,197
United States Treasury Note/Bond	4.500%	5/15/38	1,284	1,296
United States Treasury Note/Bond	3.500%	2/15/39	480	432
United States Treasury Note/Bond	4.250%	5/15/39	1,652	1,614
United States Treasury Note/Bond	4.500%	8/15/39	2,601	2,608
United States Treasury Note/Bond	4.375%	11/15/39	1,882	1,861
United States Treasury Note/Bond	4.625%	2/15/40	2,900	2,944
United States Treasury Note/Bond	1.125%	5/15/40	6,315	3,882
United States Treasury Note/Bond	4.375%	5/15/40	1,875	1,849
United States Treasury Note/Bond	1.125%	8/15/40	8,205	4,995
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,331
United States Treasury Note/Bond	1.375%	11/15/40	9,049	5,707
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,125
United States Treasury Note/Bond	1.875%	2/15/41	11,223	7,677
United States Treasury Note/Bond	4.750%	2/15/41	2,556	2,624
United States Treasury Note/Bond	2.250%	5/15/41	9,955	7,201
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,867
United States Treasury Note/Bond	1.750%	8/15/41	13,291	8,776
United States Treasury Note/Bond	3.750%	8/15/41	2,140	1,932
United States Treasury Note/Bond	2.000%	11/15/41	11,218	7,702
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,224
United States Treasury Note/Bond	2.375%	2/15/42	8,961	6,522
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,708
United States Treasury Note/Bond	3.000%	5/15/42	1,720	1,380
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,467
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,225
United States Treasury Note/Bond	3.375%	8/15/42	6,047	5,108
United States Treasury Note/Bond	2.750%	11/15/42	3,406	2,609
United States Treasury Note/Bond	4.000%	11/15/42	6,822	6,287
United States Treasury Note/Bond	3.125%	2/15/43	3,380	2,736
United States Treasury Note/Bond	3.875%	2/15/43	6,349	5,738
United States Treasury Note/Bond	2.875%	5/15/43	5,245	4,070
United States Treasury Note/Bond	3.875%	5/15/43	6,233	5,625
United States Treasury Note/Bond	3.625%	8/15/43	4,680	4,064
United States Treasury Note/Bond	4.375%	8/15/43	6,470	6,246
United States Treasury Note/Bond	3.750%	11/15/43	3,204	2,831
United States Treasury Note/Bond	4.750%	11/15/43	5,955	6,035
United States Treasury Note/Bond	3.625%	2/15/44	3,497	3,027
United States Treasury Note/Bond	4.500%	2/15/44	8,125	7,971
United States Treasury Note/Bond	3.375%	5/15/44	3,869	3,223
United States Treasury Note/Bond	4.625%	5/15/44	5,035	5,026
United States Treasury Note/Bond	3.125%	8/15/44	5,596	4,470
United States Treasury Note/Bond	3.000%	11/15/44	5,072	3,960
United States Treasury Note/Bond	2.500%	2/15/45	5,934	4,231
United States Treasury Note/Bond	3.000%	5/15/45	3,682	2,861
United States Treasury Note/Bond	2.875%	8/15/45	4,641	3,522
United States Treasury Note/Bond	3.000%	11/15/45	840	650
United States Treasury Note/Bond	2.500%	2/15/46	4,765	3,356
United States Treasury Note/Bond	2.500%	5/15/46	4,692	3,296
United States Treasury Note/Bond	2.250%	8/15/46	6,111	4,071
United States Treasury Note/Bond	2.875%	11/15/46	2,765	2,075
United States Treasury Note/Bond	3.000%	2/15/47	4,690	3,594
United States Treasury Note/Bond	3.000%	5/15/47	3,973	3,039
United States Treasury Note/Bond	2.750%	8/15/47	5,672	4,132
United States Treasury Note/Bond	2.750%	11/15/47	5,833	4,241
United States Treasury Note/Bond	3.000%	2/15/48	6,979	5,310
United States Treasury Note/Bond	3.125%	5/15/48	7,185	5,586
United States Treasury Note/Bond	3.000%	8/15/48	7,714	5,853
United States Treasury Note/Bond	3.375%	11/15/48	7,963	6,467
United States Treasury Note/Bond	3.000%	2/15/49	8,245	6,245
United States Treasury Note/Bond	2.875%	5/15/49	7,675	5,669
United States Treasury Note/Bond	2.250%	8/15/49	6,969	4,504
United States Treasury Note/Bond	2.375%	11/15/49	6,432	4,271
United States Treasury Note/Bond	2.000%	2/15/50	8,667	5,262
United States Treasury Note/Bond	1.250%	5/15/50	10,341	5,122
United States Treasury Note/Bond	1.375%	8/15/50	11,571	5,919
United States Treasury Note/Bond	1.625%	11/15/50	10,696	5,853

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.875%	2/15/51	13,054	7,620
	United States Treasury Note/Bond	2.375%	5/15/51	13,225	8,708
	United States Treasury Note/Bond	2.000%	8/15/51	12,950	7,778
	United States Treasury Note/Bond	1.875%	11/15/51	12,140	7,045
	United States Treasury Note/Bond	2.250%	2/15/52	11,667	7,430
	United States Treasury Note/Bond	2.875%	5/15/52	10,830	7,936
	United States Treasury Note/Bond	3.000%	8/15/52	10,798	8,122
	United States Treasury Note/Bond	4.000%	11/15/52	10,051	9,156
	United States Treasury Note/Bond	3.625%	2/15/53	10,358	8,811
	United States Treasury Note/Bond	3.625%	5/15/53	10,424	8,872
	United States Treasury Note/Bond	4.125%	8/15/53	11,138	10,372
	United States Treasury Note/Bond	4.750%	11/15/53	9,348	9,665
	United States Treasury Note/Bond	4.250%	2/15/54	11,849	11,284
	United States Treasury Note/Bond	4.625%	5/15/54	9,010	9,135
					1,998,140
Agency Bonds and Notes (0.7%)
	Federal Farm Credit Banks Funding Corp.	4.250%	9/30/25	280	277
	Federal Farm Credit Banks Funding Corp.	5.125%	10/10/25	600	601
	Federal Farm Credit Banks Funding Corp.	4.375%	6/23/26	2,425	2,406
	Federal Farm Credit Banks Funding Corp.	4.500%	8/14/26	200	199
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/27	63	63
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/27	2,000	1,996
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/28	100	100
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/28	93	92
	Federal Home Loan Banks	0.375%	9/4/25	500	473
	Federal Home Loan Banks	4.500%	12/12/25	500	497
	Federal Home Loan Banks	4.625%	11/17/26	550	550
	Federal Home Loan Banks	1.250%	12/21/26	1,000	921
	Federal Home Loan Banks	4.125%	1/15/27	225	222
	Federal Home Loan Banks	4.750%	4/9/27	200	201
	Federal Home Loan Banks	4.000%	6/30/28	450	442
	Federal Home Loan Banks	3.250%	11/16/28	315	300
	Federal Home Loan Banks	4.750%	12/8/28	50	51
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,511
[2]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,427
[2]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,890
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	141
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,716
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,227
[2]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,894
[2]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,885
[2]	Federal National Mortgage Assn.	2.125%	4/24/26	575	548
[2]	Federal National Mortgage Assn.	1.875%	9/24/26	500	470
[2]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	886
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	175	189
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,043
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	300	342
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	1,400	1,132
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	720	802
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	275	300
	Private Export Funding Corp.	1.400%	7/15/28	175	154
	Tennessee Valley Authority	6.750%	11/1/25	134	137
	Tennessee Valley Authority	3.875%	3/15/28	375	367
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,133
	Tennessee Valley Authority	1.500%	9/15/31	550	447
	Tennessee Valley Authority	4.650%	6/15/35	175	174
	Tennessee Valley Authority	5.880%	4/1/36	250	275
	Tennessee Valley Authority	5.500%	6/15/38	100	106
	Tennessee Valley Authority	5.250%	9/15/39	512	529
	Tennessee Valley Authority	4.875%	1/15/48	100	98
	Tennessee Valley Authority	5.375%	4/1/56	50	52
	Tennessee Valley Authority	4.625%	9/15/60	180	165
	Tennessee Valley Authority	4.250%	9/15/65	200	171
					30,602
Conventional Mortgage-Backed Securities (19.8%)
[2,3]	Fannie Mae Pool	6.500%	9/1/32	9	9
[2,3]	Fannie Mae Pool	2.500%	12/1/51	485	396
[2,3]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	2	2
[2,3]	Freddie Mac Gold Pool	4.500%	9/1/24–10/1/48	4,279	4,136

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Gold Pool	5.000%	10/1/24–11/1/48	1,138	1,134
[2,3]	Freddie Mac Gold Pool	4.000%	11/1/24–11/1/48	8,142	7,630
[2,3]	Freddie Mac Gold Pool	8.000%	11/1/24–7/1/30	1	1
[2,3]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	15,408	14,025
[2,3]	Freddie Mac Gold Pool	7.000%	12/1/25–2/1/37	49	50
[2,3]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	7,690	6,981
[2,3]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	3,046	2,864
[2,3]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[2,3]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	950	964
[2,3]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	721	740
[2,3]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	190	176
[2,3]	Freddie Mac Pool	5.500%	3/1/53	344	339
[3]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	960	903
[3]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	1,024	996
[3]	Ginnie Mae I Pool	8.000%	11/15/24–10/15/30	6	6
[3]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	938	861
[3]	Ginnie Mae I Pool	7.000%	12/15/25–10/15/31	13	13
[3]	Ginnie Mae I Pool	7.500%	12/15/25–1/15/31	6	6
[3]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	710	629
[3]	Ginnie Mae I Pool	6.500%	5/15/26–12/15/38	70	72
[3]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	45	46
[3]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	703	701
[3,4]	Ginnie Mae II pool	3.000%	7/15/54	1,000	873
[3,4]	Ginnie Mae II pool	5.500%	7/15/54	5,360	5,317
[3,4]	Ginnie Mae II pool	6.000%	7/15/54	3,296	3,309
[3]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/53	24,961	22,743
[3]	Ginnie Mae II Pool	4.000%	9/20/25–11/20/53	17,477	16,366
[3]	Ginnie Mae II Pool	3.000%	2/20/27–5/20/53	31,803	27,960
[3]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	32,171	27,112
[3,4]	Ginnie Mae II Pool	5.000%	12/20/32–7/15/54	19,847	19,370
[3]	Ginnie Mae II Pool	6.500%	12/20/35–1/20/54	8,158	8,306
[3]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/54	2,764	2,817
[3]	Ginnie Mae II Pool	4.500%	2/20/39–6/20/54	17,512	16,774
[3]	Ginnie Mae II Pool	2.000%	8/20/50–1/20/52	32,097	25,967
[3]	Ginnie Mae II Pool	1.500%	12/20/51	967	753
[3]	Ginnie Mae II Pool	5.500%	10/20/52–11/20/53	14,792	14,702
[3]	Ginnie Mae II Pool	6.000%	12/20/52–6/20/54	11,844	11,918
[3]	Ginnie Mae II Pool	7.500%	12/20/53	244	250
[2,3,4]	UMBS Pool	4.500%	8/1/24–7/1/54	32,680	31,158
[2,3,4]	UMBS Pool	5.000%	8/1/24–7/1/54	40,458	39,345
[2,3]	UMBS Pool	8.000%	9/1/24–11/1/30	1	1
[2,3]	UMBS Pool	8.500%	10/1/24–4/1/31	1	1
[2,3]	UMBS Pool	4.000%	2/1/25–12/1/53	39,956	37,109
[2,3]	UMBS Pool	7.500%	7/1/25–1/1/54	596	621
[2,3]	UMBS Pool	3.500%	9/1/25–4/1/53	43,123	38,928
[2,3,4]	UMBS Pool	6.000%	10/1/25–7/1/54	39,106	39,415
[2,3,4]	UMBS Pool	7.000%	10/1/25–7/1/54	6,665	6,874
[2,3]	UMBS Pool	3.000%	11/1/25–11/1/53	79,775	69,570
[2,3,4]	UMBS Pool	2.500%	1/1/27–7/1/54	124,474	104,010
[2,3]	UMBS Pool	2.000%	11/1/27–7/1/52	176,869	142,551
[2,3,4]	UMBS Pool	5.500%	11/1/31–7/1/54	47,276	46,851
[2,3]	UMBS Pool	1.500%	7/1/35–4/1/52	42,930	34,083
[2,3,4]	UMBS Pool	6.500%	11/1/52–7/1/54	24,608	25,180
					863,915
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	7	7
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	3	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.831%	12/1/41	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	11	11
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.433%	5.682%	7/1/36	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.465%	5.715%	10/1/37	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.864%	3/1/43	18	19
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.527%	5.777%	10/1/37	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.559%	5.809%	9/1/43	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.804%	7/1/43	23	24
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.601%	5.851%	8/1/35	22	23
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.601%	6.247%	6/1/43	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.612%	5.890%	1/1/42	6	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	1	1

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	4	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.126%	10/1/42	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39–9/1/42	19	20
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.223%	5/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.043%	8/1/39	12	12
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.702%	5.952%	10/1/42	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.735%	5.985%	9/1/34	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.740%	6.071%	9/1/43	9	9
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.994%	12/1/33	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.578%	5/1/42	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.747%	6.444%	7/1/41	17	18
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.000%	10/1/40	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.779%	6.384%	5/1/42	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.212%	7/1/42	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.793	6.100%	8/1/42	20	21
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.338%	3/1/42	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	9	9
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.072%	11/1/39	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	11	12
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.193%	3/1/41	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	11/1/33–12/1/40	10	10
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41–1/1/42	9	9
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40–12/1/41	19	20
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.302%	4/1/41	10	10
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.080%	6/1/41	6	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.264%	9/1/40	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.836%	6.143%	2/1/41	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.090%	12/1/39	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.318%	11/1/34	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.662%	4/1/37	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.090%	8/1/37	6	6
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	9	9
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.486%	2/1/36	3	3
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	1	1
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.412%	6.536%	10/1/36	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.355%	6.020%	6/1/37	6	6
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	12/1/36	4	4
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	6	6
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.840%	6.136%	2/1/42	4	4
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.314%	5/1/40	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40–12/1/40	7	7
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.202%	1/1/41	7	7
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.972%	6/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	2	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.885%	6.276%	2/1/42	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.143%	9/1/40	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40–11/1/40	7	8
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.389%	2/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	2	2
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	2	2
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/42	48	48
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	7	6
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	37	37
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	35	34
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/41–8/20/41	14	14
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	1	1
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	2	2
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	3	3
					663
Total U.S. Government and Agency Obligations (Cost $3,213,909)					2,893,320
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[3]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	78	77
[3]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	142	141
[3]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	53	53
[3]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	50
[3]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/28	16	16
[3]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	418
[3]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	750	737
[3]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	417
[3]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	274
[3]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	75
[3]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/28	200	201
[3]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	200	202
[3]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/16/29	400	404
[3]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/31	200	204
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	50
[3]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	1	1
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	24
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	25
[3]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	147
[3]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	199
[3]	BA Credit Card Trust ClassA Series 2024-A1	4.930%	5/15/29	200	200
[3]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	73
[3]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	10	10
[3]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	20	19
[3]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	66	62
[3,5]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	95
[3]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	66
[3]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	149
[3]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	159
[3]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	133
[3,5]	BANK Class A3 Series 2023-5YR2	6.656%	7/15/56	100	104
[3]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	47
[3]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	94
[3]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	138
[3]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	141
[3,5]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	120
[3]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	47
[3,5]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	96
[3,5]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	106
[3]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	118
[3]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	93
[3]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	90
[3]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	257
[3]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	149
[3]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	41
[3]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	40
[3]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	60
[3]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	41
[3]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/56	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	141
[3]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	381
[3]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	71
[3]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	236
[3,5]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	24
[3]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	88
[3]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	173
[3]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	123
[3]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	64
[3]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	42
[3]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	121
[3]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	82
[3]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	104
[3,5]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	104
[3]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	163
[3]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	49
[3]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	220	226
[3]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	93
[3,5]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	379
[3]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	70
[3]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	23
[3,5]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	47
[3,5]	BANK Class AS Series 2018-BNK12	4.475%	5/15/61	50	46
[3,5]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	23
[3]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	23
[3,5]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	44
[3]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	64
[3]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	65
[3,5]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	66
[3]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	55
[3]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	46
[3]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	41
[3,5]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	20
[3,5]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	41
[3,5]	BANK Class AS Series 2023-5YR2	7.379%	7/15/56	25	26
[3,5]	BANK Class AS Series 2023-5YR3	7.559%	9/15/56	50	53
[3,5]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	25
[3]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	36	35
[3,5]	BANK Class C Series 2017-BNK8	4.230%	11/15/50	50	37
[3,5]	BANK Class C Series 2019-BNK19	4.162%	8/15/61	35	27
[3]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	27
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	69
[3,5]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/56	50	52
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	231
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	135
[3]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	245
[3]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	22
[3,5]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	89
[3]	Barclays Dryrock Issuance Trust Class A Series 2022-1	3.070%	2/15/28	100	98
[3]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	273
[3]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	320	328
[3]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	119
[3]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	87
[3]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	120
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	42
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	103
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	41
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	84
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	125
[3,5]	BBCMS Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	171
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	50
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	25
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/56	100	105
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	50	55
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	50	50
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	200	208
[3]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	95
[3]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	30
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	25
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.506%	9/15/56	50	52
[3]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	126
[3]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	9	9
[3]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	47
[3]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	101
[3,5]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	76
[3,5]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	20	21
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/57	50	51
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	72
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	47
[3,5]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	168
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	74
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	250
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	94
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	305
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	213
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	333
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	117
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	201
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	201
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	98
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	88
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	84
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	80
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	102
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	81
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	180
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	103
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	102
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	39
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	62
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	82
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	41
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	166
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	229
[3]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	66
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	44
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	94
[3]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/56	175	180
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	46
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	70
[3]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	45
[3,5]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	21
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	139
[3]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	23
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	46
[3]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	67
[3]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	25
[3]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	19
[3]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[3,5]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	37
[3]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	58
[3]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[3,5]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.528%	1/15/55	75	62
[3]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/56	50	52
[3,5]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	26
[3,5]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/56	60	63
[3,5]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/56	400	414
[3]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	50	51
[3,5]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	300	314
[3,5]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	44
[3]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	200
[3,5]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	49
[3]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	51
[3,5]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/56	100	104
[3]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/56	300	317
[3,5]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/57	445	454
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C1	7.355%	8/15/56	300	313
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/56	40	42
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C2	7.485%	11/15/56	200	211

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/56	25	26
[3,5]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/56	200	214
[3,5]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/57	300	314
[3,5]	BMO Mortgage Trust Class B Series 2024-5C4	7.254%	5/15/57	300	312
[3]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	44	44
[3]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	25	25
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	100	99
[3]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	25	25
[3]	BMW Vehicle Lease Trust Class A4 Series 2023-2	5.980%	2/25/27	25	25
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/27	50	50
[3]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	16	15
[3]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	25	25
[3]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/29	7	7
[3]	BMW Vehicle Owner Trust ClassA3 Series 2024-A	5.180%	2/26/29	200	200
[3]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	118
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	114
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	121
[3]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	50
[3]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	393
[3]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	296
[3]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	200
[3]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	392
[3]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	392
[3]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	282
[3]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	393
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	45	44
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	83	82
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	75	74
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	25	25
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	48
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[3]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	5	5
[3]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	17	17
[3]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	43	42
[3]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	57	55
[3]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	68	67
[3]	CarMax Auto Owner Trust Class A3 Series 2023-1	4.750%	10/15/27	100	99
[3]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	75	75
[3]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/28	40	40
[3]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/28	50	50
[3]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4	4
[3]	CarMax Auto Owner Trust Class A4 Series 2020-4	0.630%	6/15/26	22	21
[3]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	24
[3]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	47
[3]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[3]	Carmax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/28	25	25
[3]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/29	20	20
[3]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/29	50	51
[3]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	32	31
[3]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	35
[3]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	138
[3,5]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	93
[3]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	134
[3]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	72
[3]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	393
[3]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	117
[3]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	13	12
[3,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	68
[3]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	26
[3]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	34	33
[3]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	8	8
[3]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	42	41
[3]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	121
[3,5]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	236
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	144
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	47
[3]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	95
[3]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	233
[3,5]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	47
[3]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	98

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/28	120	120
[3]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/30	100	101
[3]	Chase Issuance Trust Class A Series 2024-A1	4.620%	1/16/29	200	198
[3]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	100	99
[3]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	107
[3]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	193
[3]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	24	24
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	142
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	83	78
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	41	41
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	97
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	97
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	120
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	48
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	71
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	236
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	261
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	241
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	222
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	455
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	200
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	96
[3,5]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.742%	5/15/54	75	72
[3]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	18	17
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	99
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	46
[3,5]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	38
[3,5]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	47	45
[3,5]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	82
[3]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	43	43
[3]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	50	50
[3]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/29	50	50
[3]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/29	50	50
[3]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	109	107
[3]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	33
[3]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	117
[3]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	50
[3]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	41	41
[3]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	107	107
[3]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	151	148
[3]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	122
[3]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	218
[3]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	122
[3]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	145
[3]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	125
[3]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	222
[3]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	147
[3]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	102
[3]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	16	15
[3]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	10	10
[3,5]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	94
[3]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	49
[3]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	49
[3]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	44
[3]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	5	5
[3]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	9	9
[3]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	32	31
[3]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	1	1
[3]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	35	34
[3,5]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	12
[3,5]	COMM Mortgage Trust Class B Series 2014-CR15	4.032%	2/10/47	15	14
[3]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	2	2
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	249
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	214
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	97
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	195
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	139
[3,5]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	24
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	213
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	189

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	138
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	46
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	263
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	73
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	71
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	42
[3]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	10	10
[3]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	11	11
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	48
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.243%	8/15/48	50	46
[3]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	38	38
[3]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	94
[3]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	72
[3]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	95
[3]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	93
[3]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	41
[3,5]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	45
[3]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	393
[3]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	224
[3]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	295
[3]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	274
[3]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	173
[3]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	195
[3]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	137
[3]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	393
[3]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	3	3
[3]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	48
[3]	Exeter Automobile Receivables Trust Class B Series 2022-2A	3.650%	10/15/26	4	4
[3]	Exeter Automobile Receivables Trust Class B Series 2023-1A	5.720%	4/15/27	24	24
[3]	Exeter Automobile Receivables Trust Class B Series 2023-4A	6.310%	10/15/27	20	20
[3]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	17	17
[3]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	50	49
[3]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	25	25
[3]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/28	20	20
[3]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	33
[3]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	48
[3]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	24
[2,3]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	29	25
[2,3,5]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.680%	3/25/33	200	155
[2,3]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	87
[2,3]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	123	121
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	67	67
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	12	12
[2,3]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	143	142
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	65	62
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M12	2.891%	5/25/25	134	130
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	133	129
[2,3]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	58	57
[2,3]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	115	113
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	79	78
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	231	219
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M12	2.525%	9/25/26	227	216
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M13	2.602%	9/25/26	52	50
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	53	51
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	59	57
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	170	163
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	40	38
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	281	267
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M1	2.496%	10/25/26	142	134
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M12	3.161%	6/25/27	191	182
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M14	2.906%	11/25/27	55	52
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M2	2.919%	2/25/27	119	113
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M4	2.636%	12/25/26	134	127
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M5	3.093%	4/25/29	43	40
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	205	195
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	395	376
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M10	3.469%	7/25/28	124	118
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M12	3.756%	8/25/30	50	47
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M13	3.863%	9/25/30	154	146
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M14	3.701%	8/25/28	166	159

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M2	3.002%	1/25/28	379	357
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M3	3.171%	2/25/30	62	57
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M4	3.166%	3/25/28	119	112
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M7	3.129%	3/25/28	90	85
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M1	3.665%	9/25/28	168	160
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	392	360
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	238	213
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M2	3.745%	11/25/28	180	172
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/29	334	301
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/31	274	255
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	194	182
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	180	168
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	284	262
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	845
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	243	206
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	83
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/30	10	8
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	209
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	109	96
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M52	1.359%	10/25/30	275	227
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1	1.436%	11/25/30	60	49
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M11	1.506%	3/25/31	225	182
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M13	1.652%	4/25/31	50	41
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	223
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.518%	11/25/30	50	41
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.287%	1/25/31	225	182
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M1	1.724%	10/25/31	325	261
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M10	2.002%	1/25/32	225	184
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.583%	9/25/31	75	61
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	81
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	131
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/31	150	123
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.651%	4/25/33	140	137
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M6	4.190%	7/25/28	140	136
[2,3,5]	Fannie mae-Aces Class A2 Series 2023-M8	4.620%	3/25/33	50	49
[2,3,5]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.205%	11/25/27	233	222
[2,3,5]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.591%	7/25/24	33	32
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/33	200	195
[2,3]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/33	100	101
[2,3]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/30	200	196
[3]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	100	100
[3]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/31	20	20
[3]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	50	51
[3]	Ford Credit Auto Lease Trust Class A3 Series 2023-A	4.940%	3/15/26	44	44
[3]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	100	100
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	25	25
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	50	50
[3]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	4	4
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	23	22
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	53	52
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	84	84
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	50	50
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	50	50
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-C	5.530%	9/15/28	100	101
[3]	Ford Credit Auto Owner Trust Class A3 Series 2024-A	5.090%	12/15/28	200	200
[3]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	22	21
[3]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	49
[3]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	99
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/29	50	51
[3]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/29	260	260
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	96
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	184
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	142
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	69	67
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	67	65
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	23	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	13	12
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	44	38
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	98	88
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K-1520	2.007%	7/25/35	49	40
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	55	55
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	217	215
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	260	258
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	24
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	146	144
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	152	149
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	174	171
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	174	171
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	319
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	124	122
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	196
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	122
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	73
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	143
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	95
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	287
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	414
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	143
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	476
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	119
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	190
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	71
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	214
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	95
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	119
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	216
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	144
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	338
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	96
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	24
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	169
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	338
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	72
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,649
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	264
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	218
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	383
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	263
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	24
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	189
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	426
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	211
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	370
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	253
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	251
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	203
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	404
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	190
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	332
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	314
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	271
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	392
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	82
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,131
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	85
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	126
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	358
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	21
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	21
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	264
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	21
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	331
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	247
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	145
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	144

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	124
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	586
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	213
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	362
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	212
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	335
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	123
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	332
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	83
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	167
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	169
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	105
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	128
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	84
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	84
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	639
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	70
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	92
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	188
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	114
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	165
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	18
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	74
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	75
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	91
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	156
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	113
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1522	2.361%	10/25/36	150	115
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	95
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	75	73
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	72
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	167
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	95
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	48
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/33	140	137
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/28	140	140
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/28	100	99
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/28	100	100
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/28	150	149
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/28	100	100
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/28	100	101
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	50	50
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/28	50	50
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/28	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/29	150	153
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	150	154
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/29	200	204
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/29	200	204
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/29	205	208
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	47	47
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	153	152
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	731	724
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	260	257
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	171	169
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	364
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	486	467
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	92
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	180
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	112
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	97	87
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	44
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	134
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	111
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	147
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	140	136
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/30	100	101
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	146	143
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	194
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	363

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	201
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	281
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	45
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	184
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	70
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	44
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2022-3	4.010%	9/22/25	31	31
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	25	25
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	50	50
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	25	25
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	75	75
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	300	301
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/28	25	25
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	25	25
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-1	0.350%	10/16/25	1	1
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	30	29
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	34	33
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	27	26
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	37	37
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	48	47
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-4	4.820%	8/16/27	125	124
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	50	50
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	50	49
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	30	30
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-4	5.780%	8/16/28	50	50
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	12	12
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-1	0.540%	5/17/27	250	246
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	24
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	48
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	49
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/28	18	18
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/29	50	51
[3]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	140
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	146
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	49
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	96
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	72
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	188
[3,5]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	71
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	141
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	243
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	91
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	133
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	246
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	112
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	16	16
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	113	113
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	223
[3]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	149
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	110
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	64
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	100
[3]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	2	2
[3]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	23	23
[3]	GS Mortgage Securities Trust Class AAB Series 2015-GC34	3.278%	10/10/48	34	33
[3]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	48
[3,5]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	46
[3,5]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	46
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	91
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	64
[3]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	43
[3,5]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	30
[3]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	19
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.579%	9/10/47	25	23
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	47
[3,5]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	8

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	27	27
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	14	14
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	50	50
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/28	50	50
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	24
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/31	50	51
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	13	13
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	19	18
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	40	39
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	31	30
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	45	44
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	50	50
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	25	25
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	100	100
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	200	202
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	100	100
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	200	201
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	45	45
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/29	20	20
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/30	400	402
[3]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	2	2
[3]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	19	19
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	75	74
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	43	43
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/28	50	50
[3]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	24
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	25
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/29	13	13
[3]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	29	29
[3]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	175	174
[3]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	50	50
[3]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	50	50
[3]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/28	120	120
[3]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/29	100	100
[3]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[3]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/30	20	20
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	94
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	73
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	234
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	70
[3]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	89	87
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	128	127
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	58
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	98
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	80
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	57	57
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	50
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	198
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	97
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	120
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	2	2
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	48
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	50
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	71
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	49
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	49
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	48
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	15	15
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	8	8
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	13	13
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	12	12
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	27	27
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	22	22
[3,5]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.782%	2/15/47	30	28
[3]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	47
[3]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	180

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	380
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	93
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	91
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	91
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	22
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	71
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	212
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	148
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	70
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	40
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	46
[3,5]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	46
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	23
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	75	74
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/29	50	49
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	23	23
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	75	74
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/28	50	51
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-1	4.800%	4/16/29	150	149
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	4	4
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/31	50	51
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	117
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	122
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	73
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	73
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	217
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	140
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	73
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	73
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	187
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	234
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	142
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	94
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	1	1
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	9	9
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	6	6
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	25	24
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	15	14
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	10	10
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	20	20
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.420%	6/15/47	25	24
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.522%	10/15/47	50	49
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	48
[3]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	47
[3]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[3]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	47
[3]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	152
[3]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	73
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	93
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	188
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	188
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	229
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	141
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	180
[3]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	54
[3,5]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	62
[3]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	141
[3]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	125
[3,5]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.920%	4/15/55	150	135
[3]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	72
[3]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	23
[3]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	21
[3]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	103
[3,5]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	50	53
[3,5]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/56	50	52
[3]	Nissan Auto Lease Trust Class A3 Series 2023-A	4.910%	1/15/26	46	46
[3]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	25	25
[3]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	50	50
[3]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	25	25
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	19	19

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	31	31
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	75	74
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	100	99
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	48
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	24
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/30	200	204
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	120	120
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	25	25
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	40	40
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/28	100	101
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	300	301
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	100	100
[3]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	2	2
[3]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	45	45
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	25	25
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	25	25
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/28	20	20
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/28	20	20
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/29	50	51
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	1,000	1,009
[3]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	20	20
[3]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	49
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/30	20	20
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/31	60	61
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/31	50	51
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	44	43
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	46	45
[3]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	196
[3]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	75	75
[3]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	200	202
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	53	52
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	39	38
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	42	41
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	52	52
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	50	49
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	50	50
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	50	49
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	50	50
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-D	5.540%	8/15/28	50	50
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	100	99
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-B	5.330%	1/16/29	500	502
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	23	22
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	9	9
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	48
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/29	50	51
[3]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	85
[3]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	114
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	94
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	141
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	162
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	138
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	141
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	167
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	71
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	213
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	118
[3,5]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	257
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	91
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	110
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	65
[3]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	92
[3,5]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	118
[3]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	95
[3]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	47
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	69
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	57
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	92
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	70
[3]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	23
[3]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	345
[3]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	147
[3]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	196
[3]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	98
[3]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	173
[3]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	75	75
[3]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	160
[3]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	50	50
[3]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/29	50	51
[3]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	50	50
[3]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/29	300	300
[3]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	100	100
[3]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/28	40	40
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	46	45
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	50	50
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/28	50	50
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/30	50	51
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	141
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	39
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	94
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	74
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	104	103
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	171
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	171
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	49
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	73
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	49
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	204	199
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	313
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	72
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	153
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	141
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	234
[3,5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	261
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	191
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	71
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	145
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	180
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	179
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	89
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	41
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	49
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	96
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	181
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	164
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	166
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	239
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	144
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	42
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	84
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	74
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	49
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	30
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	73
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	50
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	92
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	23
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	47
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	87
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	10	10
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	17	17
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	5	5
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	29	29
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	15	15
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	36	35

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	49
[3]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/29	150	150
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	35	35
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	148
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	49
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	64
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	49
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	15	14
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	8	8
[3,5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	22
[3]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	5	5
[3]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	19	18
[3]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	34	33
[3]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	42	41
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	31	30
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	67	66
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	50	49
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	75	75
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	50	49
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/28	25	25
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-D	5.790%	2/15/29	300	304
[3]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/29	75	75
[3]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	24	24
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/29	50	49
[3]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/29	25	25
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	50	50
[3]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	75
[3]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $120,368)					111,202
Corporate Bonds (26.2%)
Communications (2.1%)
	Alphabet Inc.	0.450%	8/15/25	500	476
	Alphabet Inc.	0.800%	8/15/27	200	178
	Alphabet Inc.	1.100%	8/15/30	500	408
	Alphabet Inc.	1.900%	8/15/40	50	33
	Alphabet Inc.	2.050%	8/15/50	540	307
	Alphabet Inc.	2.250%	8/15/60	345	191
	America Movil SAB de CV	3.625%	4/22/29	200	187
	America Movil SAB de CV	2.875%	5/7/30	200	176
	America Movil SAB de CV	4.700%	7/21/32	250	240
	America Movil SAB de CV	6.375%	3/1/35	300	321
	America Movil SAB de CV	6.125%	11/15/37	100	105
	America Movil SAB de CV	6.125%	3/30/40	200	207
	America Movil SAB de CV	4.375%	7/16/42	250	212
	America Movil SAB de CV	4.375%	4/22/49	200	165
	AT&T Inc.	3.875%	1/15/26	400	391
	AT&T Inc.	1.700%	3/25/26	500	469
	AT&T Inc.	3.800%	2/15/27	700	676
	AT&T Inc.	2.300%	6/1/27	450	416
	AT&T Inc.	1.650%	2/1/28	500	444
	AT&T Inc.	4.100%	2/15/28	402	388
	AT&T Inc.	4.350%	3/1/29	663	643
	AT&T Inc.	4.300%	2/15/30	460	441
	AT&T Inc.	2.750%	6/1/31	450	385
	AT&T Inc.	2.250%	2/1/32	600	487
	AT&T Inc.	2.550%	12/1/33	472	375
	AT&T Inc.	4.500%	5/15/35	200	184
	AT&T Inc.	5.250%	3/1/37	550	534
	AT&T Inc.	4.900%	8/15/37	300	280
	AT&T Inc.	4.850%	3/1/39	480	440
	AT&T Inc.	3.500%	6/1/41	500	383
	AT&T Inc.	4.300%	12/15/42	271	225
	AT&T Inc.	4.750%	5/15/46	723	626
	AT&T Inc.	5.150%	11/15/46	636	591
	AT&T Inc.	4.500%	3/9/48	400	330
	AT&T Inc.	3.650%	6/1/51	717	506
	AT&T Inc.	3.500%	9/15/53	1,764	1,197
	AT&T Inc.	3.550%	9/15/55	1,550	1,044

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	3.800%	12/1/57	968	676
AT&T Inc.	3.650%	9/15/59	629	422
AT&T Inc.	3.850%	6/1/60	416	290
Baidu Inc.	3.625%	7/6/27	200	191
Baidu Inc.	3.425%	4/7/30	200	183
Baidu Inc.	2.375%	8/23/31	200	166
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	597	585
Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	380	372
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	66
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	134	130
Booking Holdings Inc.	3.600%	6/1/26	225	219
Booking Holdings Inc.	3.550%	3/15/28	100	95
Booking Holdings Inc.	4.625%	4/13/30	300	295
British Telecommunications plc	9.625%	12/15/30	516	630
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	196	194
Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	500	505
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	214
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	214
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	216
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	500	502
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	270
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	177
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	200	202
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/34	250	250
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	306
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	180	121
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	300	200
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	450	412
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	360
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	335
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	200	154
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	478
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	244
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	313
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	250	196
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	71
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	300	176
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	131
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	148
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	155
Comcast Corp.	3.375%	8/15/25	500	490
Comcast Corp.	3.950%	10/15/25	503	495
Comcast Corp.	3.150%	3/1/26	497	481
Comcast Corp.	2.350%	1/15/27	495	464
Comcast Corp.	3.300%	2/1/27	400	383
Comcast Corp.	3.300%	4/1/27	150	143
Comcast Corp.	3.150%	2/15/28	325	305
Comcast Corp.	4.150%	10/15/28	950	920
Comcast Corp.	4.550%	1/15/29	200	197
Comcast Corp.	5.100%	6/1/29	200	201
Comcast Corp.	4.250%	10/15/30	350	336
Comcast Corp.	1.950%	1/15/31	500	413
Comcast Corp.	1.500%	2/15/31	250	201
Comcast Corp.	4.250%	1/15/33	275	257
Comcast Corp.	4.800%	5/15/33	700	680
Comcast Corp.	5.300%	6/1/34	200	200
Comcast Corp.	4.200%	8/15/34	175	160
Comcast Corp.	5.650%	6/15/35	1,065	1,093
Comcast Corp.	4.400%	8/15/35	150	139
Comcast Corp.	3.200%	7/15/36	225	182
Comcast Corp.	6.450%	3/15/37	175	189
Comcast Corp.	4.600%	10/15/38	550	501
Comcast Corp.	3.250%	11/1/39	100	77
Comcast Corp.	3.750%	4/1/40	300	244
Comcast Corp.	4.650%	7/15/42	370	331
Comcast Corp.	3.400%	7/15/46	600	433
Comcast Corp.	3.969%	11/1/47	686	535
Comcast Corp.	4.000%	3/1/48	200	157
Comcast Corp.	4.700%	10/15/48	38	34
Comcast Corp.	3.999%	11/1/49	268	209

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.450%	2/1/50	400	283
	Comcast Corp.	2.800%	1/15/51	300	185
	Comcast Corp.	2.887%	11/1/51	882	551
	Comcast Corp.	5.350%	5/15/53	283	271
	Comcast Corp.	2.937%	11/1/56	853	515
	Comcast Corp.	4.950%	10/15/58	238	213
	Comcast Corp.	2.650%	8/15/62	150	82
	Comcast Corp.	2.987%	11/1/63	847	497
	Comcast Corp.	5.500%	5/15/64	248	239
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	903
	Discovery Communications LLC	3.950%	3/20/28	400	374
	Discovery Communications LLC	5.000%	9/20/37	325	278
	Discovery Communications LLC	6.350%	6/1/40	100	95
	Electronic Arts Inc.	4.800%	3/1/26	100	99
	Expedia Group Inc.	5.000%	2/15/26	150	149
	Expedia Group Inc.	4.625%	8/1/27	150	147
	Expedia Group Inc.	3.250%	2/15/30	250	225
	Expedia Group Inc.	2.950%	3/15/31	81	70
	Fox Corp.	4.709%	1/25/29	375	368
	Fox Corp.	3.500%	4/8/30	150	137
	Fox Corp.	6.500%	10/13/33	214	224
	Fox Corp.	5.476%	1/25/39	250	238
	Fox Corp.	5.576%	1/25/49	275	252
	Grupo Televisa SAB	4.625%	1/30/26	100	98
	Grupo Televisa SAB	6.625%	1/15/40	125	123
	Grupo Televisa SAB	5.000%	5/13/45	225	187
	Grupo Televisa SAB	5.250%	5/24/49	200	173
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	98
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	98
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	162
	Koninklijke KPN NV	8.375%	10/1/30	125	144
	Meta Platforms Inc.	3.500%	8/15/27	200	192
	Meta Platforms Inc.	4.600%	5/15/28	275	274
	Meta Platforms Inc.	4.800%	5/15/30	200	200
	Meta Platforms Inc.	3.850%	8/15/32	200	186
	Meta Platforms Inc.	4.950%	5/15/33	300	301
	Meta Platforms Inc.	4.450%	8/15/52	750	647
	Meta Platforms Inc.	5.600%	5/15/53	442	451
	Meta Platforms Inc.	4.650%	8/15/62	200	173
	Meta Platforms Inc.	5.750%	5/15/63	310	319
	NBCUniversal Media LLC	4.450%	1/15/43	225	194
	Netflix Inc.	4.375%	11/15/26	245	241
	Netflix Inc.	4.875%	4/15/28	467	464
	Netflix Inc.	5.875%	11/15/28	230	237
	Netflix Inc.	6.375%	5/15/29	85	90
[6]	Netflix Inc.	5.375%	11/15/29	147	148
[6]	Netflix Inc.	4.875%	6/15/30	83	82
	Omnicom Group Inc.	2.450%	4/30/30	150	129
	Omnicom Group Inc.	4.200%	6/1/30	100	95
	Omnicom Group Inc.	2.600%	8/1/31	200	169
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	242
	Orange SA	9.000%	3/1/31	450	537
	Orange SA	5.500%	2/6/44	200	193
	Paramount Global	2.900%	1/15/27	279	258
	Paramount Global	3.375%	2/15/28	100	89
	Paramount Global	3.700%	6/1/28	100	90
	Paramount Global	4.950%	1/15/31	250	220
	Paramount Global	4.200%	5/19/32	200	163
	Paramount Global	5.500%	5/15/33	75	65
	Paramount Global	6.875%	4/30/36	240	225
	Paramount Global	5.900%	10/15/40	104	84
	Paramount Global	4.850%	7/1/42	225	163
	Paramount Global	4.375%	3/15/43	256	170
	Paramount Global	5.850%	9/1/43	225	177
	Paramount Global	4.900%	8/15/44	100	69
	Paramount Global	4.950%	5/19/50	150	105
	Rogers Communications Inc.	3.625%	12/15/25	125	122
	Rogers Communications Inc.	2.900%	11/15/26	100	94
	Rogers Communications Inc.	3.200%	3/15/27	200	190
	Rogers Communications Inc.	3.800%	3/15/32	400	357

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rogers Communications Inc.	4.500%	3/15/42	200	169
Rogers Communications Inc.	4.500%	3/15/43	265	221
Rogers Communications Inc.	5.000%	3/15/44	190	170
Rogers Communications Inc.	4.350%	5/1/49	250	199
Rogers Communications Inc.	3.700%	11/15/49	150	106
Rogers Communications Inc.	4.550%	3/15/52	400	326
Sprint Capital Corp.	6.875%	11/15/28	250	265
Sprint Capital Corp.	8.750%	3/15/32	700	842
Take-Two Interactive Software Inc.	3.700%	4/14/27	200	192
Telefonica Emisiones SA	4.103%	3/8/27	250	243
Telefonica Emisiones SA	7.045%	6/20/36	475	517
Telefonica Emisiones SA	4.665%	3/6/38	200	176
Telefonica Emisiones SA	5.213%	3/8/47	550	487
Telefonica Europe BV	8.250%	9/15/30	250	282
TELUS Corp.	2.800%	2/16/27	100	94
TELUS Corp.	3.400%	5/13/32	100	87
TELUS Corp.	4.300%	6/15/49	200	158
Tencent Music Entertainment Group	2.000%	9/3/30	200	165
Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	221
Time Warner Cable LLC	6.550%	5/1/37	200	189
Time Warner Cable LLC	7.300%	7/1/38	50	51
Time Warner Cable LLC	6.750%	6/15/39	350	339
Time Warner Cable LLC	5.875%	11/15/40	375	326
Time Warner Cable LLC	5.500%	9/1/41	250	209
Time Warner Cable LLC	4.500%	9/15/42	250	183
T-Mobile USA Inc.	1.500%	2/15/26	200	188
T-Mobile USA Inc.	2.250%	2/15/26	339	322
T-Mobile USA Inc.	2.625%	4/15/26	104	99
T-Mobile USA Inc.	3.750%	4/15/27	800	769
T-Mobile USA Inc.	5.375%	4/15/27	70	70
T-Mobile USA Inc.	4.750%	2/1/28	200	197
T-Mobile USA Inc.	2.050%	2/15/28	250	224
T-Mobile USA Inc.	4.950%	3/15/28	70	70
T-Mobile USA Inc.	4.800%	7/15/28	200	197
T-Mobile USA Inc.	2.625%	2/15/29	140	126
T-Mobile USA Inc.	2.400%	3/15/29	100	88
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,421
T-Mobile USA Inc.	2.550%	2/15/31	900	764
T-Mobile USA Inc.	2.875%	2/15/31	186	161
T-Mobile USA Inc.	3.500%	4/15/31	395	355
T-Mobile USA Inc.	2.250%	11/15/31	500	409
T-Mobile USA Inc.	2.700%	3/15/32	200	167
T-Mobile USA Inc.	5.200%	1/15/33	300	297
T-Mobile USA Inc.	5.050%	7/15/33	460	450
T-Mobile USA Inc.	4.375%	4/15/40	400	347
T-Mobile USA Inc.	3.000%	2/15/41	155	111
T-Mobile USA Inc.	4.500%	4/15/50	980	818
T-Mobile USA Inc.	3.300%	2/15/51	1,000	675
T-Mobile USA Inc.	3.400%	10/15/52	575	392
T-Mobile USA Inc.	5.650%	1/15/53	158	156
T-Mobile USA Inc.	5.750%	1/15/54	221	220
T-Mobile USA Inc.	3.600%	11/15/60	200	135
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	289
TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	159
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	65
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	173
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	99
TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	167
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	204
Verisign Inc.	2.700%	6/15/31	200	167
Verizon Communications Inc.	0.850%	11/20/25	500	470
Verizon Communications Inc.	1.450%	3/20/26	500	468
Verizon Communications Inc.	2.625%	8/15/26	475	450
Verizon Communications Inc.	4.125%	3/16/27	550	536
Verizon Communications Inc.	3.000%	3/22/27	150	142
Verizon Communications Inc.	2.100%	3/22/28	600	540
Verizon Communications Inc.	4.329%	9/21/28	829	806
Verizon Communications Inc.	4.016%	12/3/29	727	687
Verizon Communications Inc.	3.150%	3/22/30	310	279
Verizon Communications Inc.	1.680%	10/30/30	527	428

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	1.750%	1/20/31	500	405
Verizon Communications Inc.	2.550%	3/21/31	800	680
Verizon Communications Inc.	2.355%	3/15/32	333	272
Verizon Communications Inc.	5.050%	5/9/33	177	175
Verizon Communications Inc.	4.500%	8/10/33	575	541
Verizon Communications Inc.	4.400%	11/1/34	325	301
Verizon Communications Inc.	4.272%	1/15/36	256	232
Verizon Communications Inc.	4.812%	3/15/39	250	232
Verizon Communications Inc.	2.650%	11/20/40	650	448
Verizon Communications Inc.	3.400%	3/22/41	600	459
Verizon Communications Inc.	2.850%	9/3/41	200	140
Verizon Communications Inc.	4.750%	11/1/41	200	184
Verizon Communications Inc.	6.550%	9/15/43	125	137
Verizon Communications Inc.	4.125%	8/15/46	250	202
Verizon Communications Inc.	4.862%	8/21/46	639	580
Verizon Communications Inc.	4.522%	9/15/48	176	151
Verizon Communications Inc.	4.000%	3/22/50	250	195
Verizon Communications Inc.	2.875%	11/20/50	500	315
Verizon Communications Inc.	3.550%	3/22/51	900	648
Verizon Communications Inc.	5.500%	2/23/54	250	245
Verizon Communications Inc.	2.987%	10/30/56	900	551
Verizon Communications Inc.	3.000%	11/20/60	500	299
Verizon Communications Inc.	3.700%	3/22/61	500	353
Vodafone Group plc	4.375%	5/30/28	103	101
Vodafone Group plc	7.875%	2/15/30	150	169
Vodafone Group plc	6.250%	11/30/32	100	106
Vodafone Group plc	6.150%	2/27/37	200	212
Vodafone Group plc	5.250%	5/30/48	83	77
Vodafone Group plc	4.875%	6/19/49	350	303
Vodafone Group plc	4.250%	9/17/50	300	234
Vodafone Group plc	5.625%	2/10/53	310	297
Vodafone Group plc	5.750%	6/28/54	250	242
Vodafone Group plc	5.125%	6/19/59	100	87
Vodafone Group plc	5.750%	2/10/63	125	119
Vodafone Group plc	5.875%	6/28/64	200	192
Walt Disney Co.	3.700%	10/15/25	125	123
Walt Disney Co.	1.750%	1/13/26	300	285
Walt Disney Co.	2.200%	1/13/28	200	183
Walt Disney Co.	2.000%	9/1/29	400	347
Walt Disney Co.	3.800%	3/22/30	240	227
Walt Disney Co.	2.650%	1/13/31	700	611
Walt Disney Co.	6.200%	12/15/34	400	435
Walt Disney Co.	6.400%	12/15/35	149	163
Walt Disney Co.	6.650%	11/15/37	200	225
Walt Disney Co.	4.625%	3/23/40	75	69
Walt Disney Co.	3.500%	5/13/40	250	199
Walt Disney Co.	5.400%	10/1/43	100	99
Walt Disney Co.	4.750%	9/15/44	175	158
Walt Disney Co.	2.750%	9/1/49	225	143
Walt Disney Co.	4.700%	3/23/50	395	357
Walt Disney Co.	3.600%	1/13/51	400	298
Walt Disney Co.	3.800%	5/13/60	300	222
Warnermedia Holdings Inc.	3.755%	3/15/27	800	759
Warnermedia Holdings Inc.	4.054%	3/15/29	300	277
Warnermedia Holdings Inc.	4.279%	3/15/32	1,000	873
Warnermedia Holdings Inc.	5.050%	3/15/42	850	691
Warnermedia Holdings Inc.	5.141%	3/15/52	1,400	1,089
Warnermedia Holdings Inc.	5.391%	3/15/62	350	273
Weibo Corp.	3.375%	7/8/30	200	175
				91,397
Consumer Discretionary (1.8%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	378
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	248
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	258
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	170
Alibaba Group Holding Ltd.	4.200%	12/6/47	225	178
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	127
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	79
Alibaba Group Holding Ltd.	3.250%	2/9/61	300	183

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	5.200%	12/3/25	225	225
	Amazon.com Inc.	1.000%	5/12/26	600	558
	Amazon.com Inc.	3.300%	4/13/27	600	575
	Amazon.com Inc.	3.150%	8/22/27	725	689
	Amazon.com Inc.	4.550%	12/1/27	500	496
	Amazon.com Inc.	1.650%	5/12/28	500	445
	Amazon.com Inc.	3.450%	4/13/29	300	285
	Amazon.com Inc.	1.500%	6/3/30	405	337
	Amazon.com Inc.	2.100%	5/12/31	500	421
	Amazon.com Inc.	3.600%	4/13/32	500	459
	Amazon.com Inc.	4.700%	12/1/32	500	496
	Amazon.com Inc.	4.800%	12/5/34	225	223
	Amazon.com Inc.	3.875%	8/22/37	600	530
	Amazon.com Inc.	2.875%	5/12/41	500	367
	Amazon.com Inc.	4.050%	8/22/47	600	500
	Amazon.com Inc.	2.500%	6/3/50	800	489
	Amazon.com Inc.	3.100%	5/12/51	700	481
	Amazon.com Inc.	3.950%	4/13/52	400	322
	Amazon.com Inc.	2.700%	6/3/60	400	235
	Amazon.com Inc.	3.250%	5/12/61	200	133
	Amazon.com Inc.	4.100%	4/13/62	400	320
	American Honda Finance Corp.	1.200%	7/8/25	200	192
	American Honda Finance Corp.	4.950%	1/9/26	200	199
	American Honda Finance Corp.	5.250%	7/7/26	200	200
	American Honda Finance Corp.	2.350%	1/8/27	100	94
	American Honda Finance Corp.	4.900%	3/12/27	200	199
	American Honda Finance Corp.	2.000%	3/24/28	100	90
	American Honda Finance Corp.	5.125%	7/7/28	200	201
	American Honda Finance Corp.	5.650%	11/15/28	200	205
	American Honda Finance Corp.	2.250%	1/12/29	100	89
	American Honda Finance Corp.	4.900%	3/13/29	100	100
	American Honda Finance Corp.	4.600%	4/17/30	200	196
	American Honda Finance Corp.	1.800%	1/13/31	300	246
	American Honda Finance Corp.	4.900%	1/10/34	200	194
[3]	American University	3.672%	4/1/49	110	86
	Aptiv plc	4.350%	3/15/29	50	48
	Aptiv plc	4.400%	10/1/46	50	39
	Aptiv plc	5.400%	3/15/49	50	45
	Aptiv plc	3.100%	12/1/51	250	153
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	173
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	149
	AutoNation Inc.	4.500%	10/1/25	150	148
	AutoNation Inc.	3.800%	11/15/27	75	71
	AutoNation Inc.	3.850%	3/1/32	250	222
	AutoZone Inc.	3.750%	6/1/27	100	96
	AutoZone Inc.	3.750%	4/18/29	100	94
	AutoZone Inc.	5.100%	7/15/29	200	199
	AutoZone Inc.	4.000%	4/15/30	250	235
	AutoZone Inc.	1.650%	1/15/31	200	160
	AutoZone Inc.	4.750%	8/1/32	200	192
	AutoZone Inc.	6.550%	11/1/33	150	161
	AutoZone Inc.	5.400%	7/15/34	200	198
	Best Buy Co. Inc.	4.450%	10/1/28	200	195
	BorgWarner Inc.	2.650%	7/1/27	200	186
	BorgWarner Inc.	4.375%	3/15/45	100	80
	Brunswick Corp.	5.850%	3/18/29	75	75
	California Endowment	2.498%	4/1/51	50	31
	California Institute of Technology	4.321%	8/1/45	70	62
	California Institute of Technology	4.700%	11/1/11	50	43
	California Institute of Technology	3.650%	9/1/19	100	67
	Choice Hotels International Inc.	5.850%	8/1/34	200	197
	Claremont Mckenna College	3.775%	1/1/22	150	100
	Cornell University	4.835%	6/15/34	125	124
	Darden Restaurants Inc.	3.850%	5/1/27	200	192
	Darden Restaurants Inc.	4.550%	2/15/48	50	41
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	170
	Dick's Sporting Goods Inc.	4.100%	1/15/52	250	176
[3]	Duke University	2.682%	10/1/44	100	73
[3]	Duke University	2.757%	10/1/50	50	33
[3]	Duke University	2.832%	10/1/55	125	81

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
eBay Inc.	1.400%	5/10/26	200	186
eBay Inc.	3.600%	6/5/27	300	288
eBay Inc.	2.700%	3/11/30	200	176
eBay Inc.	2.600%	5/10/31	200	170
eBay Inc.	4.000%	7/15/42	200	160
eBay Inc.	3.650%	5/10/51	200	143
Emory University	2.143%	9/1/30	150	128
Emory University	2.969%	9/1/50	50	34
Ford Foundation	2.415%	6/1/50	60	36
Ford Foundation	2.815%	6/1/70	150	87
Ford Motor Co.	9.625%	4/22/30	50	58
Ford Motor Co.	7.450%	7/16/31	60	64
Ford Motor Co.	3.250%	2/12/32	451	373
Ford Motor Co.	6.100%	8/19/32	131	131
Ford Motor Co.	4.750%	1/15/43	149	121
Ford Motor Co.	7.400%	11/1/46	230	248
Ford Motor Co.	5.291%	12/8/46	97	85
Ford Motor Credit Co. LLC	4.134%	8/4/25	250	245
Ford Motor Credit Co. LLC	4.542%	8/1/26	200	195
Ford Motor Credit Co. LLC	2.700%	8/10/26	208	195
Ford Motor Credit Co. LLC	4.271%	1/9/27	200	193
Ford Motor Credit Co. LLC	5.850%	5/17/27	200	200
Ford Motor Credit Co. LLC	4.950%	5/28/27	208	203
Ford Motor Credit Co. LLC	4.125%	8/17/27	2,718	2,583
Ford Motor Credit Co. LLC	3.815%	11/2/27	200	188
Ford Motor Credit Co. LLC	7.350%	11/4/27	208	217
Ford Motor Credit Co. LLC	2.900%	2/16/28	200	181
Ford Motor Credit Co. LLC	6.800%	5/12/28	208	214
Ford Motor Credit Co. LLC	6.798%	11/7/28	400	414
Ford Motor Credit Co. LLC	2.900%	2/10/29	200	176
Ford Motor Credit Co. LLC	5.800%	3/8/29	300	299
Ford Motor Credit Co. LLC	5.113%	5/3/29	458	443
Ford Motor Credit Co. LLC	7.350%	3/6/30	201	213
Ford Motor Credit Co. LLC	4.000%	11/13/30	260	232
Ford Motor Credit Co. LLC	3.625%	6/17/31	200	172
Ford Motor Credit Co. LLC	7.122%	11/7/33	200	211
Ford Motor Credit Co. LLC	6.125%	3/8/34	600	594
Fortune Brands Home & Security Inc.	4.000%	3/25/32	80	73
Fortune Brands Innovations Inc.	3.250%	9/15/29	50	45
Fortune Brands Innovations Inc.	5.875%	6/1/33	100	101
Fortune Brands Innovations Inc.	4.500%	3/25/52	80	63
General Motors Co.	6.125%	10/1/25	600	603
General Motors Co.	6.800%	10/1/27	100	104
General Motors Co.	5.600%	10/15/32	100	100
General Motors Co.	5.000%	4/1/35	165	154
General Motors Co.	6.600%	4/1/36	250	262
General Motors Co.	5.150%	4/1/38	225	207
General Motors Co.	6.250%	10/2/43	210	209
General Motors Co.	5.200%	4/1/45	230	202
General Motors Co.	5.400%	4/1/48	200	179
General Motors Co.	5.950%	4/1/49	175	170
General Motors Financial Co. Inc.	5.250%	3/1/26	150	149
General Motors Financial Co. Inc.	5.400%	4/6/26	200	200
General Motors Financial Co. Inc.	1.500%	6/10/26	200	185
General Motors Financial Co. Inc.	4.350%	1/17/27	325	317
General Motors Financial Co. Inc.	5.000%	4/9/27	250	247
General Motors Financial Co. Inc.	5.400%	5/8/27	200	200
General Motors Financial Co. Inc.	5.350%	7/15/27	100	100
General Motors Financial Co. Inc.	2.700%	8/20/27	500	461
General Motors Financial Co. Inc.	2.400%	4/10/28	200	179
General Motors Financial Co. Inc.	5.800%	6/23/28	250	253
General Motors Financial Co. Inc.	2.400%	10/15/28	200	177
General Motors Financial Co. Inc.	5.800%	1/7/29	500	505
General Motors Financial Co. Inc.	4.300%	4/6/29	500	475
General Motors Financial Co. Inc.	5.550%	7/15/29	200	200
General Motors Financial Co. Inc.	3.600%	6/21/30	400	359
General Motors Financial Co. Inc.	2.350%	1/8/31	300	246
General Motors Financial Co. Inc.	5.750%	2/8/31	175	175
General Motors Financial Co. Inc.	2.700%	6/10/31	200	166
General Motors Financial Co. Inc.	5.600%	6/18/31	75	74

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	6.400%	1/9/33	100	104
	General Motors Financial Co. Inc.	6.100%	1/7/34	500	506
	General Motors Financial Co. Inc.	5.950%	4/4/34	200	200
	Genuine Parts Co.	6.875%	11/1/33	75	82
	George Washington University	4.126%	9/15/48	150	127
	Georgetown University	4.315%	4/1/49	68	59
	Georgetown University	2.943%	4/1/50	100	67
	Georgetown University	5.215%	10/1/18	59	54
	Harley-Davidson Inc.	3.500%	7/28/25	100	98
	Harley-Davidson Inc.	4.625%	7/28/45	125	101
	Hasbro Inc.	3.900%	11/19/29	350	323
	Hasbro Inc.	6.350%	3/15/40	125	128
	Hasbro Inc.	5.100%	5/15/44	50	43
	Home Depot Inc.	5.100%	12/24/25	575	575
	Home Depot Inc.	5.150%	6/25/26	350	350
	Home Depot Inc.	2.500%	4/15/27	395	370
	Home Depot Inc.	4.875%	6/25/27	200	200
	Home Depot Inc.	2.800%	9/14/27	200	187
	Home Depot Inc.	2.950%	6/15/29	600	550
	Home Depot Inc.	4.750%	6/25/29	200	199
	Home Depot Inc.	2.700%	4/15/30	445	396
	Home Depot Inc.	1.375%	3/15/31	500	398
	Home Depot Inc.	4.850%	6/25/31	175	174
	Home Depot Inc.	1.875%	9/15/31	200	163
	Home Depot Inc.	3.250%	4/15/32	200	177
	Home Depot Inc.	4.500%	9/15/32	200	194
	Home Depot Inc.	4.950%	6/25/34	100	99
	Home Depot Inc.	5.875%	12/16/36	825	874
	Home Depot Inc.	3.300%	4/15/40	295	230
	Home Depot Inc.	5.950%	4/1/41	175	185
	Home Depot Inc.	4.200%	4/1/43	200	170
	Home Depot Inc.	4.875%	2/15/44	300	278
	Home Depot Inc.	4.400%	3/15/45	100	87
	Home Depot Inc.	4.250%	4/1/46	330	278
	Home Depot Inc.	3.900%	6/15/47	250	198
	Home Depot Inc.	4.500%	12/6/48	225	195
	Home Depot Inc.	3.350%	4/15/50	175	124
	Home Depot Inc.	2.375%	3/15/51	200	115
	Home Depot Inc.	2.750%	9/15/51	300	187
	Home Depot Inc.	3.625%	4/15/52	500	370
	Home Depot Inc.	4.950%	9/15/52	250	231
	Home Depot Inc.	5.300%	6/25/54	300	293
	Home Depot Inc.	5.400%	6/25/64	135	132
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	187
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	175
	Howard University	5.209%	10/1/52	50	45
	Hyatt Hotels Corp.	4.850%	3/15/26	200	198
	Hyatt Hotels Corp.	4.375%	9/15/28	75	72
	Hyatt Hotels Corp.	5.250%	6/30/29	50	50
	Hyatt Hotels Corp.	5.750%	4/23/30	200	203
	Hyatt Hotels Corp.	5.500%	6/30/34	50	49
	JD.com Inc.	3.875%	4/29/26	200	195
	JD.com Inc.	3.375%	1/14/30	200	182
[3]	Johns Hopkins University	4.083%	7/1/53	75	63
	Johns Hopkins University	4.705%	7/1/32	75	74
	Las Vegas Sands Corp.	5.900%	6/1/27	100	101
	Las Vegas Sands Corp.	6.000%	8/15/29	50	50
	Las Vegas Sands Corp.	6.200%	8/15/34	50	50
	Lear Corp.	3.800%	9/15/27	41	39
	Lear Corp.	4.250%	5/15/29	150	143
	Lear Corp.	3.500%	5/30/30	100	90
	Lear Corp.	5.250%	5/15/49	125	111
	Leggett & Platt Inc.	3.500%	11/15/27	125	115
	Leggett & Platt Inc.	4.400%	3/15/29	75	69
	Leggett & Platt Inc.	3.500%	11/15/51	100	65
	Leland Stanford Junior University	3.647%	5/1/48	200	161
	Lennar Corp.	5.250%	6/1/26	200	199
	Lowe's Cos. Inc.	4.400%	9/8/25	150	148
	Lowe's Cos. Inc.	3.375%	9/15/25	200	195
	Lowe's Cos. Inc.	4.800%	4/1/26	200	198

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	2.500%	4/15/26	250	238
	Lowe's Cos. Inc.	3.100%	5/3/27	350	331
	Lowe's Cos. Inc.	1.300%	4/15/28	260	227
	Lowe's Cos. Inc.	1.700%	9/15/28	200	175
	Lowe's Cos. Inc.	6.500%	3/15/29	67	71
	Lowe's Cos. Inc.	3.650%	4/5/29	300	282
	Lowe's Cos. Inc.	4.500%	4/15/30	250	243
	Lowe's Cos. Inc.	1.700%	10/15/30	300	245
	Lowe's Cos. Inc.	2.625%	4/1/31	500	427
	Lowe's Cos. Inc.	3.750%	4/1/32	500	454
	Lowe's Cos. Inc.	5.000%	4/15/33	250	246
	Lowe's Cos. Inc.	5.150%	7/1/33	100	100
	Lowe's Cos. Inc.	2.800%	9/15/41	200	137
	Lowe's Cos. Inc.	4.250%	9/15/44	28	22
	Lowe's Cos. Inc.	3.700%	4/15/46	250	184
	Lowe's Cos. Inc.	4.050%	5/3/47	300	232
	Lowe's Cos. Inc.	3.000%	10/15/50	300	188
	Lowe's Cos. Inc.	4.250%	4/1/52	300	236
	Lowe's Cos. Inc.	5.625%	4/15/53	200	194
	Lowe's Cos. Inc.	5.750%	7/1/53	200	197
	Lowe's Cos. Inc.	4.450%	4/1/62	100	78
	Lowe's Cos. Inc.	5.800%	9/15/62	200	194
	Lowe's Cos. Inc.	5.850%	4/1/63	200	195
	Magna International Inc.	4.150%	10/1/25	100	98
	Magna International Inc.	5.050%	3/14/29	150	150
	Magna International Inc.	2.450%	6/15/30	100	86
	Marriott International Inc.	3.750%	10/1/25	65	64
	Marriott International Inc.	3.125%	6/15/26	1,083	1,039
	Marriott International Inc.	4.000%	4/15/28	50	48
	Marriott International Inc.	4.625%	6/15/30	200	194
	Marriott International Inc.	2.850%	4/15/31	300	257
	Marriott International Inc.	5.300%	5/15/34	200	196
	Masco Corp.	3.500%	11/15/27	100	95
	Masco Corp.	1.500%	2/15/28	200	175
	Masco Corp.	2.000%	2/15/31	100	81
	Masco Corp.	4.500%	5/15/47	100	83
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	125	114
	Massachusetts Institute of Technology	2.989%	7/1/50	85	60
	Massachusetts Institute of Technology	3.067%	4/1/52	100	71
	Massachusetts Institute of Technology	5.600%	7/1/11	130	137
	Massachusetts Institute of Technology	4.678%	7/1/14	125	111
	Massachusetts Institute of Technology	3.885%	7/1/16	100	74
	McDonald's Corp.	3.300%	7/1/25	497	487
	McDonald's Corp.	3.700%	1/30/26	300	293
	McDonald's Corp.	3.500%	3/1/27	200	192
	McDonald's Corp.	3.500%	7/1/27	315	302
	McDonald's Corp.	3.800%	4/1/28	350	336
	McDonald's Corp.	4.800%	8/14/28	200	199
	McDonald's Corp.	2.625%	9/1/29	200	179
	McDonald's Corp.	2.125%	3/1/30	200	172
	McDonald's Corp.	3.600%	7/1/30	200	185
	McDonald's Corp.	5.200%	5/17/34	200	201
	McDonald's Corp.	4.700%	12/9/35	200	190
	McDonald's Corp.	6.300%	10/15/37	150	161
	McDonald's Corp.	6.300%	3/1/38	100	107
	McDonald's Corp.	5.700%	2/1/39	100	102
	McDonald's Corp.	3.700%	2/15/42	25	20
	McDonald's Corp.	3.625%	5/1/43	100	76
	McDonald's Corp.	4.600%	5/26/45	210	182
	McDonald's Corp.	4.875%	12/9/45	300	270
	McDonald's Corp.	4.450%	3/1/47	250	210
	McDonald's Corp.	4.450%	9/1/48	150	126
	McDonald's Corp.	3.625%	9/1/49	200	145
	McDonald's Corp.	4.200%	4/1/50	200	160
	MDC Holdings Inc.	2.500%	1/15/31	100	89
	MDC Holdings Inc.	6.000%	1/15/43	100	105
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	297
	Mohawk Industries Inc.	3.625%	5/15/30	125	115
	NIKE Inc.	2.375%	11/1/26	200	189
	NIKE Inc.	2.750%	3/27/27	200	189

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NIKE Inc.	2.850%	3/27/30	200	180
	NIKE Inc.	3.625%	5/1/43	125	99
	NIKE Inc.	3.875%	11/1/45	225	181
	NIKE Inc.	3.375%	3/27/50	300	216
[3]	Northwestern University	4.643%	12/1/44	75	71
[3]	Northwestern University	2.640%	12/1/50	50	33
[3]	Northwestern University	3.662%	12/1/57	75	57
	NVR Inc.	3.000%	5/15/30	200	177
	O'Reilly Automotive Inc.	5.750%	11/20/26	200	202
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	310
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	403
	President and Fellows of Harvard College	4.609%	2/15/35	175	171
	President and Fellows of Harvard College	4.875%	10/15/40	225	219
	President and Fellows of Harvard College	3.150%	7/15/46	100	74
	President and Fellows of Harvard College	3.745%	11/15/52	100	80
	PulteGroup Inc.	6.375%	5/15/33	300	315
	Ralph Lauren Corp.	3.750%	9/15/25	50	49
	Ralph Lauren Corp.	2.950%	6/15/30	200	179
	Rockefeller Foundation	2.492%	10/1/50	250	155
	Ross Stores Inc.	1.875%	4/15/31	200	164
	Sands China Ltd.	5.125%	8/8/25	400	397
	Sands China Ltd.	4.050%	1/8/26	200	194
	Sands China Ltd.	2.300%	3/8/27	200	182
	Sands China Ltd.	5.400%	8/8/28	400	392
	Sands China Ltd.	4.375%	6/18/30	200	184
	Starbucks Corp.	2.450%	6/15/26	200	190
	Starbucks Corp.	4.850%	2/8/27	175	174
	Starbucks Corp.	3.500%	3/1/28	100	95
	Starbucks Corp.	4.000%	11/15/28	200	193
	Starbucks Corp.	3.550%	8/15/29	200	187
	Starbucks Corp.	2.250%	3/12/30	450	388
	Starbucks Corp.	2.550%	11/15/30	550	474
	Starbucks Corp.	4.900%	2/15/31	75	74
	Starbucks Corp.	5.000%	2/15/34	75	73
	Starbucks Corp.	4.300%	6/15/45	50	41
	Starbucks Corp.	3.750%	12/1/47	125	93
	Starbucks Corp.	4.500%	11/15/48	200	167
	Starbucks Corp.	3.350%	3/12/50	100	68
	Starbucks Corp.	3.500%	11/15/50	300	211
	Tapestry Inc.	7.050%	11/27/25	200	203
	Tapestry Inc.	7.000%	11/27/26	200	206
	Tapestry Inc.	4.125%	7/15/27	23	22
	Tapestry Inc.	7.350%	11/27/28	200	208
	Tapestry Inc.	3.050%	3/15/32	200	161
	TJX Cos. Inc.	2.250%	9/15/26	350	330
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	241
	Toyota Motor Corp.	1.339%	3/25/26	500	469
	Toyota Motor Corp.	2.760%	7/2/29	100	92
	Toyota Motor Credit Corp.	5.600%	9/11/25	200	201
	Toyota Motor Credit Corp.	4.800%	1/5/26	200	199
	Toyota Motor Credit Corp.	5.200%	5/15/26	200	200
	Toyota Motor Credit Corp.	4.450%	5/18/26	144	142
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	185
	Toyota Motor Credit Corp.	5.400%	11/20/26	200	201
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	191
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	74
	Toyota Motor Credit Corp.	5.000%	3/19/27	200	200
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	446
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	247
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	94
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	180
	Toyota Motor Credit Corp.	5.250%	9/11/28	200	202
	Toyota Motor Credit Corp.	4.650%	1/5/29	200	198
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	503
	Toyota Motor Credit Corp.	5.050%	5/16/29	100	100
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	129
	Toyota Motor Credit Corp.	3.375%	4/1/30	200	184
	Toyota Motor Credit Corp.	4.550%	5/17/30	101	99
	Toyota Motor Credit Corp.	5.550%	11/20/30	200	205
	Toyota Motor Credit Corp.	5.100%	3/21/31	200	200

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	162
	Toyota Motor Credit Corp.	4.800%	1/5/34	200	194
	Tractor Supply Co.	1.750%	11/1/30	200	162
	Trustees of Boston College	3.129%	7/1/52	100	70
[3]	Trustees of Boston University	4.061%	10/1/48	50	42
	Trustees of Princeton University	5.700%	3/1/39	150	160
	Trustees of Princeton University	2.516%	7/1/50	150	97
	Trustees of Princeton University	4.201%	3/1/52	100	88
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	121
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	44
[3]	University of Chicago	2.547%	4/1/50	100	65
[3]	University of Chicago	4.003%	10/1/53	100	82
	University of Miami	4.063%	4/1/52	100	80
[3]	University of Notre Dame du Lac	3.438%	2/15/45	100	78
	University of Notre Dame du Lac	3.394%	2/15/48	125	96
[3]	University of Southern California	3.028%	10/1/39	100	80
[3]	University of Southern California	3.841%	10/1/47	100	82
	University of Southern California	2.945%	10/1/51	200	135
	University of Southern California	5.250%	10/1/11	100	97
	VF Corp.	2.950%	4/23/30	200	166
	Washington University	3.524%	4/15/54	100	77
	Washington University	4.349%	4/15/22	50	40
	Whirlpool Corp.	4.750%	2/26/29	150	148
	Whirlpool Corp.	5.500%	3/1/33	100	99
	Whirlpool Corp.	5.750%	3/1/34	125	125
	Whirlpool Corp.	4.500%	6/1/46	100	80
	Whirlpool Corp.	4.600%	5/15/50	75	60
[3]	William Marsh Rice University	3.574%	5/15/45	150	121
	Yale University	1.482%	4/15/30	100	84
	Yale University	2.402%	4/15/50	100	62
					76,630
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	107
	Altria Group Inc.	5.800%	2/14/39	120	120
	Altria Group Inc.	3.400%	2/4/41	500	360
	Altria Group Inc.	4.250%	8/9/42	275	219
	Altria Group Inc.	4.500%	5/2/43	125	103
	Altria Group Inc.	5.375%	1/31/44	350	328
	Altria Group Inc.	3.875%	9/16/46	425	306
	Altria Group Inc.	5.950%	2/14/49	155	152
	Altria Group Inc.	3.700%	2/4/51	750	505
	Altria Group Inc.	6.200%	2/14/59	70	70
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,139
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,130	1,962
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	95
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	450	401
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	435
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	565	562
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	929
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	175	174
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	250
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	191
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	375	380
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	305
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	117	103
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	514
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	604
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	175	155
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	161
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	190
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	85
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	96
	Archer-Daniels-Midland Co.	3.750%	9/15/47	50	38
	Archer-Daniels-Midland Co.	4.500%	3/15/49	125	106
	Archer-Daniels-Midland Co.	2.700%	9/15/51	200	123
	BAT Capital Corp.	4.700%	4/2/27	330	325
	BAT Capital Corp.	3.557%	8/15/27	231	219
	BAT Capital Corp.	2.259%	3/25/28	500	448
	BAT Capital Corp.	6.343%	8/2/30	200	209

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
BAT Capital Corp.	5.834%	2/20/31	200	203
BAT Capital Corp.	2.726%	3/25/31	500	422
BAT Capital Corp.	7.750%	10/19/32	100	112
BAT Capital Corp.	6.421%	8/2/33	200	209
BAT Capital Corp.	6.000%	2/20/34	200	202
BAT Capital Corp.	4.390%	8/15/37	525	443
BAT Capital Corp.	4.540%	8/15/47	383	294
BAT Capital Corp.	4.758%	9/6/49	250	197
BAT Capital Corp.	5.650%	3/16/52	200	179
BAT Capital Corp.	7.081%	8/2/53	75	80
BAT International Finance plc	5.931%	2/2/29	200	205
Brown-Forman Corp.	4.750%	4/15/33	200	196
Brown-Forman Corp.	4.500%	7/15/45	100	88
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	191
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	300
Campbell Soup Co.	4.150%	3/15/28	175	170
Campbell Soup Co.	5.200%	3/21/29	100	100
Campbell Soup Co.	5.400%	3/21/34	175	174
Campbell Soup Co.	4.800%	3/15/48	135	118
Campbell Soup Co.	3.125%	4/24/50	100	65
Church & Dwight Co. Inc.	3.150%	8/1/27	100	95
Church & Dwight Co. Inc.	3.950%	8/1/47	75	59
Clorox Co.	3.100%	10/1/27	50	47
Clorox Co.	3.900%	5/15/28	50	48
Clorox Co.	4.400%	5/1/29	150	146
Clorox Co.	1.800%	5/15/30	50	42
Coca-Cola Co.	3.375%	3/25/27	200	193
Coca-Cola Co.	2.900%	5/25/27	559	530
Coca-Cola Co.	1.000%	3/15/28	500	439
Coca-Cola Co.	2.125%	9/6/29	125	110
Coca-Cola Co.	3.450%	3/25/30	250	234
Coca-Cola Co.	1.375%	3/15/31	100	80
Coca-Cola Co.	5.000%	5/13/34	100	100
Coca-Cola Co.	4.125%	3/25/40	100	87
Coca-Cola Co.	2.500%	6/1/40	200	140
Coca-Cola Co.	2.875%	5/5/41	500	367
Coca-Cola Co.	4.200%	3/25/50	175	150
Coca-Cola Co.	2.600%	6/1/50	550	342
Coca-Cola Co.	5.300%	5/13/54	100	99
Coca-Cola Co.	2.750%	6/1/60	300	182
Coca-Cola Co.	5.400%	5/13/64	100	99
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	122
Coca-Cola Consolidated Inc.	5.250%	6/1/29	100	100
Coca-Cola Consolidated Inc.	5.450%	6/1/34	54	54
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	177
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	147
Colgate-Palmolive Co.	3.100%	8/15/27	250	238
Colgate-Palmolive Co.	4.000%	8/15/45	150	126
Conagra Brands Inc.	4.600%	11/1/25	150	148
Conagra Brands Inc.	7.000%	10/1/28	75	80
Conagra Brands Inc.	8.250%	9/15/30	50	57
Conagra Brands Inc.	5.300%	11/1/38	200	188
Constellation Brands Inc.	4.400%	11/15/25	100	99
Constellation Brands Inc.	3.700%	12/6/26	425	410
Constellation Brands Inc.	3.500%	5/9/27	150	143
Constellation Brands Inc.	3.600%	2/15/28	175	166
Constellation Brands Inc.	4.650%	11/15/28	75	73
Constellation Brands Inc.	3.150%	8/1/29	225	204
Constellation Brands Inc.	2.875%	5/1/30	356	314
Constellation Brands Inc.	2.250%	8/1/31	200	164
Constellation Brands Inc.	5.250%	11/15/48	225	210
Constellation Brands Inc.	3.750%	5/1/50	125	92
Costco Wholesale Corp.	1.600%	4/20/30	1,200	1,008
Costco Wholesale Corp.	1.750%	4/20/32	200	161
Delhaize America LLC	9.000%	4/15/31	100	118
Diageo Capital plc	1.375%	9/29/25	200	190
Diageo Capital plc	5.300%	10/24/27	250	252
Diageo Capital plc	2.000%	4/29/30	200	171
Diageo Capital plc	2.125%	4/29/32	200	162
Diageo Capital plc	5.875%	9/30/36	50	53

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diageo Capital plc	3.875%	4/29/43	250	205
	Diageo Finance plc	5.625%	10/5/33	200	208
	Dollar General Corp.	4.150%	11/1/25	105	103
	Dollar General Corp.	3.875%	4/15/27	150	144
	Dollar General Corp.	4.125%	5/1/28	150	144
	Dollar General Corp.	5.200%	7/5/28	200	200
	Dollar General Corp.	3.500%	4/3/30	100	91
	Dollar General Corp.	5.450%	7/5/33	200	199
	Dollar General Corp.	4.125%	4/3/50	250	190
	Dollar Tree Inc.	4.200%	5/15/28	300	288
	Estee Lauder Cos. Inc.	3.150%	3/15/27	367	350
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	110
	Estee Lauder Cos. Inc.	4.650%	5/15/33	200	193
	Estee Lauder Cos. Inc.	5.000%	2/14/34	125	123
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	80
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	85
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	82
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	83
	Flowers Foods Inc.	3.500%	10/1/26	75	72
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	85
	General Mills Inc.	4.200%	4/17/28	375	363
	General Mills Inc.	2.875%	4/15/30	150	133
	General Mills Inc.	2.250%	10/14/31	250	205
	General Mills Inc.	4.950%	3/29/33	200	195
	General Mills Inc.	5.400%	6/15/40	100	98
	Haleon US Capital LLC	3.375%	3/24/27	250	239
	Haleon US Capital LLC	3.375%	3/24/29	250	232
	Haleon US Capital LLC	3.625%	3/24/32	1,000	895
	Hershey Co.	3.200%	8/21/25	65	64
	Hershey Co.	2.300%	8/15/26	100	94
	Hershey Co.	2.450%	11/15/29	130	115
	Hershey Co.	3.125%	11/15/49	150	103
	Hormel Foods Corp.	4.800%	3/30/27	150	149
	Hormel Foods Corp.	1.800%	6/11/30	200	168
	Hormel Foods Corp.	3.050%	6/3/51	200	132
	Ingredion Inc.	3.200%	10/1/26	100	95
	Ingredion Inc.	2.900%	6/1/30	175	154
	J M Smucker Co.	3.375%	12/15/27	150	142
	J M Smucker Co.	5.900%	11/15/28	75	77
	J M Smucker Co.	2.375%	3/15/30	100	87
	J M Smucker Co.	2.125%	3/15/32	100	80
	J M Smucker Co.	6.200%	11/15/33	200	210
	J M Smucker Co.	4.250%	3/15/35	100	89
	J M Smucker Co.	6.500%	11/15/43	130	137
	J M Smucker Co.	4.375%	3/15/45	125	104
	J M Smucker Co.	6.500%	11/15/53	200	215
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	2.500%	1/15/27	200	186
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	500	492
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	509	506
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	184	195
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/52	400	296
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/52	200	199
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	122	132
	Kellanova	3.250%	4/1/26	125	121
	Kellanova	3.400%	11/15/27	125	118
	Kellanova	4.300%	5/15/28	100	97
	Kellanova	7.450%	4/1/31	125	140
	Kellanova	5.750%	5/16/54	100	100
	Kenvue Inc.	5.050%	3/22/28	200	201
	Kenvue Inc.	4.900%	3/22/33	200	198
	Kenvue Inc.	5.100%	3/22/43	200	193
	Kenvue Inc.	5.050%	3/22/53	425	401
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	97
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	71
	Keurig Dr Pepper Inc.	5.100%	3/15/27	200	200
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	95
	Keurig Dr Pepper Inc.	5.050%	3/15/29	200	200
	Keurig Dr Pepper Inc.	3.950%	4/15/29	250	238
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	135
	Keurig Dr Pepper Inc.	2.250%	3/15/31	200	166

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	5.200%	3/15/31	275	274
Keurig Dr Pepper Inc.	4.050%	4/15/32	150	139
Keurig Dr Pepper Inc.	5.300%	3/15/34	200	199
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	170
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	105
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	112
Keurig Dr Pepper Inc.	4.500%	4/15/52	200	167
Kimberly-Clark Corp.	3.050%	8/15/25	50	49
Kimberly-Clark Corp.	2.750%	2/15/26	100	96
Kimberly-Clark Corp.	1.050%	9/15/27	500	443
Kimberly-Clark Corp.	3.950%	11/1/28	50	48
Kimberly-Clark Corp.	3.200%	4/25/29	150	140
Kimberly-Clark Corp.	3.100%	3/26/30	155	142
Kimberly-Clark Corp.	2.000%	11/2/31	250	208
Kimberly-Clark Corp.	6.625%	8/1/37	250	284
Kimberly-Clark Corp.	5.300%	3/1/41	25	25
Kimberly-Clark Corp.	3.200%	7/30/46	175	124
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	37
Kraft Heinz Foods Co.	3.000%	6/1/26	350	335
Kraft Heinz Foods Co.	3.875%	5/15/27	250	242
Kraft Heinz Foods Co.	3.750%	4/1/30	200	187
Kraft Heinz Foods Co.	4.250%	3/1/31	200	190
Kraft Heinz Foods Co.	6.875%	1/26/39	100	111
Kraft Heinz Foods Co.	6.500%	2/9/40	250	267
Kraft Heinz Foods Co.	5.200%	7/15/45	750	687
Kraft Heinz Foods Co.	4.375%	6/1/46	450	366
Kraft Heinz Foods Co.	4.875%	10/1/49	350	305
Kroger Co.	3.500%	2/1/26	160	155
Kroger Co.	2.650%	10/15/26	140	132
Kroger Co.	3.700%	8/1/27	100	96
Kroger Co.	7.700%	6/1/29	50	55
Kroger Co.	8.000%	9/15/29	125	140
Kroger Co.	2.200%	5/1/30	100	85
Kroger Co.	7.500%	4/1/31	100	112
Kroger Co.	5.400%	7/15/40	50	49
Kroger Co.	5.000%	4/15/42	125	114
Kroger Co.	5.150%	8/1/43	100	92
Kroger Co.	4.450%	2/1/47	150	124
Kroger Co.	4.650%	1/15/48	225	191
Kroger Co.	3.950%	1/15/50	150	116
McCormick & Co. Inc.	3.400%	8/15/27	150	143
McCormick & Co. Inc.	2.500%	4/15/30	250	217
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	349
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	102
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	130
Molson Coors Beverage Co.	3.000%	7/15/26	375	359
Molson Coors Beverage Co.	5.000%	5/1/42	200	183
Molson Coors Beverage Co.	4.200%	7/15/46	375	299
Mondelez International Inc.	2.625%	3/17/27	200	187
Mondelez International Inc.	4.750%	2/20/29	100	99
Mondelez International Inc.	2.750%	4/13/30	115	102
Mondelez International Inc.	1.875%	10/15/32	500	393
Mondelez International Inc.	2.625%	9/4/50	250	150
PepsiCo Inc.	3.500%	7/17/25	452	444
PepsiCo Inc.	2.375%	10/6/26	225	213
PepsiCo Inc.	2.625%	3/19/27	100	94
PepsiCo Inc.	3.000%	10/15/27	325	307
PepsiCo Inc.	4.450%	5/15/28	200	199
PepsiCo Inc.	2.625%	7/29/29	200	181
PepsiCo Inc.	2.750%	3/19/30	345	309
PepsiCo Inc.	1.625%	5/1/30	200	167
PepsiCo Inc.	1.400%	2/25/31	200	161
PepsiCo Inc.	3.500%	3/19/40	175	142
PepsiCo Inc.	2.625%	10/21/41	200	140
PepsiCo Inc.	3.600%	8/13/42	100	79
PepsiCo Inc.	4.450%	4/14/46	300	265
PepsiCo Inc.	3.450%	10/6/46	300	226
PepsiCo Inc.	4.000%	5/2/47	100	81
PepsiCo Inc.	3.375%	7/29/49	240	174
PepsiCo Inc.	2.875%	10/15/49	325	216

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	2.750%	10/21/51	50	32
PepsiCo Inc.	3.875%	3/19/60	150	117
Philip Morris International Inc.	3.375%	8/11/25	150	147
Philip Morris International Inc.	5.000%	11/17/25	700	697
Philip Morris International Inc.	2.750%	2/25/26	305	292
Philip Morris International Inc.	4.750%	2/12/27	400	397
Philip Morris International Inc.	5.125%	11/17/27	200	200
Philip Morris International Inc.	3.125%	3/2/28	100	93
Philip Morris International Inc.	4.875%	2/13/29	200	198
Philip Morris International Inc.	3.375%	8/15/29	250	231
Philip Morris International Inc.	5.625%	11/17/29	200	204
Philip Morris International Inc.	5.125%	2/15/30	200	199
Philip Morris International Inc.	2.100%	5/1/30	150	127
Philip Morris International Inc.	5.500%	9/7/30	244	247
Philip Morris International Inc.	1.750%	11/1/30	500	407
Philip Morris International Inc.	5.125%	2/13/31	225	222
Philip Morris International Inc.	5.750%	11/17/32	700	715
Philip Morris International Inc.	5.375%	2/15/33	200	199
Philip Morris International Inc.	5.625%	9/7/33	114	115
Philip Morris International Inc.	5.250%	2/13/34	400	392
Philip Morris International Inc.	6.375%	5/16/38	200	215
Philip Morris International Inc.	4.375%	11/15/41	500	421
Philip Morris International Inc.	4.500%	3/20/42	125	107
Philip Morris International Inc.	3.875%	8/21/42	25	20
Pilgrim's Pride Corp.	3.500%	3/1/32	500	423
Procter & Gamble Co.	0.550%	10/29/25	300	283
Procter & Gamble Co.	2.800%	3/25/27	500	475
Procter & Gamble Co.	3.000%	3/25/30	500	460
Procter & Gamble Co.	1.200%	10/29/30	300	244
Procter & Gamble Co.	4.550%	1/29/34	200	196
Procter & Gamble Co.	5.550%	3/5/37	150	159
Procter & Gamble Co.	3.550%	3/25/40	188	157
Procter & Gamble Co.	3.500%	10/25/47	169	133
Reynolds American Inc.	5.700%	8/15/35	175	171
Reynolds American Inc.	7.250%	6/15/37	100	108
Reynolds American Inc.	6.150%	9/15/43	75	72
Reynolds American Inc.	5.850%	8/15/45	450	416
Sysco Corp.	3.750%	10/1/25	75	73
Sysco Corp.	3.300%	7/15/26	250	240
Sysco Corp.	3.250%	7/15/27	175	166
Sysco Corp.	5.750%	1/17/29	100	102
Sysco Corp.	2.400%	2/15/30	100	87
Sysco Corp.	5.950%	4/1/30	166	173
Sysco Corp.	6.000%	1/17/34	100	105
Sysco Corp.	6.600%	4/1/40	175	189
Sysco Corp.	4.500%	4/1/46	200	168
Sysco Corp.	4.450%	3/15/48	100	83
Sysco Corp.	6.600%	4/1/50	250	278
Sysco Corp.	3.150%	12/14/51	250	164
Target Corp.	2.500%	4/15/26	175	168
Target Corp.	1.950%	1/15/27	100	93
Target Corp.	3.375%	4/15/29	200	188
Target Corp.	2.650%	9/15/30	250	222
Target Corp.	4.500%	9/15/32	200	193
Target Corp.	6.500%	10/15/37	103	114
Target Corp.	7.000%	1/15/38	125	146
Target Corp.	3.900%	11/15/47	300	238
Target Corp.	4.800%	1/15/53	250	227
Tyson Foods Inc.	4.000%	3/1/26	100	98
Tyson Foods Inc.	3.550%	6/2/27	275	263
Tyson Foods Inc.	4.350%	3/1/29	280	269
Tyson Foods Inc.	5.700%	3/15/34	150	149
Tyson Foods Inc.	5.150%	8/15/44	200	175
Tyson Foods Inc.	5.100%	9/28/48	275	240
Unilever Capital Corp.	3.100%	7/30/25	225	220
Unilever Capital Corp.	2.000%	7/28/26	125	117
Unilever Capital Corp.	4.875%	9/8/28	200	200
Unilever Capital Corp.	1.375%	9/14/30	300	244
Unilever Capital Corp.	1.750%	8/12/31	500	406
Unilever Capital Corp.	5.900%	11/15/32	200	212

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Unilever Capital Corp.	5.000%	12/8/33	200	200
Walmart Inc.	3.900%	9/9/25	225	222
Walmart Inc.	4.000%	4/15/26	100	98
Walmart Inc.	3.050%	7/8/26	250	242
Walmart Inc.	1.050%	9/17/26	100	92
Walmart Inc.	3.250%	7/8/29	250	235
Walmart Inc.	2.375%	9/24/29	175	157
Walmart Inc.	1.800%	9/22/31	100	82
Walmart Inc.	4.150%	9/9/32	250	241
Walmart Inc.	4.100%	4/15/33	250	238
Walmart Inc.	5.250%	9/1/35	192	197
Walmart Inc.	6.200%	4/15/38	315	352
Walmart Inc.	3.950%	6/28/38	275	247
Walmart Inc.	5.000%	10/25/40	100	99
Walmart Inc.	4.000%	4/11/43	274	234
Walmart Inc.	3.625%	12/15/47	265	205
Walmart Inc.	4.050%	6/29/48	375	311
Walmart Inc.	2.650%	9/22/51	200	125
Walmart Inc.	4.500%	9/9/52	200	177
Walmart Inc.	4.500%	4/15/53	250	221
				70,120
Energy (1.9%)
Apache Corp.	4.375%	10/15/28	44	42
Apache Corp.	4.250%	1/15/30	90	84
Apache Corp.	6.000%	1/15/37	77	76
Apache Corp.	5.100%	9/1/40	233	199
Apache Corp.	5.250%	2/1/42	65	56
Apache Corp.	4.750%	4/15/43	75	60
Apache Corp.	5.350%	7/1/49	68	57
Baker Hughes Holdings LLC	5.125%	9/15/40	175	166
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	186
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	189
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	228
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	175	140
Boardwalk Pipelines LP	5.950%	6/1/26	200	201
Boardwalk Pipelines LP	4.450%	7/15/27	100	97
Boardwalk Pipelines LP	5.625%	8/1/34	235	231
BP Capital Markets America Inc.	3.410%	2/11/26	100	97
BP Capital Markets America Inc.	3.119%	5/4/26	550	530
BP Capital Markets America Inc.	3.017%	1/16/27	400	380
BP Capital Markets America Inc.	5.017%	11/17/27	200	200
BP Capital Markets America Inc.	4.234%	11/6/28	345	334
BP Capital Markets America Inc.	4.699%	4/10/29	100	99
BP Capital Markets America Inc.	4.970%	10/17/29	200	199
BP Capital Markets America Inc.	3.633%	4/6/30	350	326
BP Capital Markets America Inc.	2.721%	1/12/32	200	170
BP Capital Markets America Inc.	4.812%	2/13/33	400	388
BP Capital Markets America Inc.	4.893%	9/11/33	300	292
BP Capital Markets America Inc.	4.989%	4/10/34	200	196
BP Capital Markets America Inc.	5.227%	11/17/34	200	199
BP Capital Markets America Inc.	3.060%	6/17/41	300	219
BP Capital Markets America Inc.	3.000%	2/24/50	450	293
BP Capital Markets America Inc.	2.772%	11/10/50	300	185
BP Capital Markets America Inc.	2.939%	6/4/51	500	318
BP Capital Markets America Inc.	3.001%	3/17/52	300	193
BP Capital Markets America Inc.	3.379%	2/8/61	400	264
BP Capital Markets plc	3.279%	9/19/27	200	190
BP Capital Markets plc	6.450%	Perpetual	230	237
Burlington Resources LLC	7.400%	12/1/31	175	199
Canadian Natural Resources Ltd.	3.850%	6/1/27	500	481
Canadian Natural Resources Ltd.	2.950%	7/15/30	100	88
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	131
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	99
Canadian Natural Resources Ltd.	6.250%	3/15/38	300	307
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	122
Cenovus Energy Inc.	4.250%	4/15/27	100	97
Cenovus Energy Inc.	2.650%	1/15/32	100	83
Cenovus Energy Inc.	5.250%	6/15/37	38	36
Cenovus Energy Inc.	6.750%	11/15/39	39	42

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	5.400%	6/15/47	119	109
	Cenovus Energy Inc.	3.750%	2/15/52	150	106
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	524
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	277
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	81
	Cheniere Energy Inc.	4.625%	10/15/28	252	245
[6]	Cheniere Energy Inc.	5.650%	4/15/34	265	265
	Cheniere Energy Partners LP	4.500%	10/1/29	275	262
	Cheniere Energy Partners LP	4.000%	3/1/31	586	532
	Cheniere Energy Partners LP	3.250%	1/31/32	350	298
	Cheniere Energy Partners LP	5.950%	6/30/33	247	250
[6]	Cheniere Energy Partners LP	5.750%	8/15/34	200	200
	Chevron Corp.	2.236%	5/11/30	500	433
	Chevron USA Inc.	1.018%	8/12/27	500	445
	Chevron USA Inc.	3.850%	1/15/28	100	97
	Chevron USA Inc.	3.250%	10/15/29	200	186
	Chevron USA Inc.	5.250%	11/15/43	175	174
	Chevron USA Inc.	2.343%	8/12/50	200	116
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	177
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	146
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	197
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	216
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	256
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	97
	ConocoPhillips	5.900%	5/15/38	450	467
	ConocoPhillips	6.500%	2/1/39	100	110
	ConocoPhillips	4.875%	10/1/47	100	91
	ConocoPhillips Co.	6.950%	4/15/29	262	284
	ConocoPhillips Co.	5.050%	9/15/33	200	198
	ConocoPhillips Co.	3.758%	3/15/42	88	70
	ConocoPhillips Co.	4.300%	11/15/44	275	233
	ConocoPhillips Co.	3.800%	3/15/52	100	75
	ConocoPhillips Co.	5.300%	5/15/53	178	169
	ConocoPhillips Co.	5.550%	3/15/54	175	172
	ConocoPhillips Co.	4.025%	3/15/62	300	226
	ConocoPhillips Co.	5.700%	9/15/63	125	125
	Continental Resources Inc.	4.375%	1/15/28	200	192
	Continental Resources Inc.	4.900%	6/1/44	125	102
	Coterra Energy Inc.	3.900%	5/15/27	200	192
	Coterra Energy Inc.	5.600%	3/15/34	105	105
	DCP Midstream Operating LP	5.625%	7/15/27	75	76
	DCP Midstream Operating LP	3.250%	2/15/32	181	155
	DCP Midstream Operating LP	5.600%	4/1/44	240	229
	Devon Energy Corp.	5.850%	12/15/25	100	100
	Devon Energy Corp.	5.250%	10/15/27	100	100
	Devon Energy Corp.	5.875%	6/15/28	130	130
	Devon Energy Corp.	4.500%	1/15/30	130	126
	Devon Energy Corp.	7.875%	9/30/31	160	181
	Devon Energy Corp.	7.950%	4/15/32	163	187
	Devon Energy Corp.	4.750%	5/15/42	130	109
	Devon Energy Corp.	5.000%	6/15/45	150	128
	Diamondback Energy Inc.	3.250%	12/1/26	100	96
	Diamondback Energy Inc.	5.200%	4/18/27	150	150
	Diamondback Energy Inc.	3.500%	12/1/29	200	185
	Diamondback Energy Inc.	5.150%	1/30/30	150	149
	Diamondback Energy Inc.	5.400%	4/18/34	230	228
	Diamondback Energy Inc.	4.400%	3/24/51	200	159
	Diamondback Energy Inc.	4.250%	3/15/52	100	78
	Diamondback Energy Inc.	6.250%	3/15/53	200	206
	Diamondback Energy Inc.	5.750%	4/18/54	265	257
	Diamondback Energy Inc.	5.900%	4/18/64	175	169
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	89
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	125	105
	Enbridge Energy Partners LP	5.875%	10/15/25	150	150
	Enbridge Energy Partners LP	7.500%	4/15/38	150	171
	Enbridge Energy Partners LP	5.500%	9/15/40	125	119
	Enbridge Inc.	1.600%	10/4/26	200	184
	Enbridge Inc.	5.900%	11/15/26	125	126
	Enbridge Inc.	5.250%	4/5/27	200	200
	Enbridge Inc.	3.700%	7/15/27	150	144

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Enbridge Inc.	6.000%	11/15/28	125	129
Enbridge Inc.	5.300%	4/5/29	200	200
Enbridge Inc.	3.125%	11/15/29	200	181
Enbridge Inc.	6.200%	11/15/30	125	131
Enbridge Inc.	5.700%	3/8/33	350	353
Enbridge Inc.	2.500%	8/1/33	200	159
Enbridge Inc.	5.625%	4/5/34	200	200
Enbridge Inc.	4.500%	6/10/44	100	83
Enbridge Inc.	5.500%	12/1/46	135	130
Enbridge Inc.	4.000%	11/15/49	100	76
Enbridge Inc.	3.400%	8/1/51	200	135
Enbridge Inc.	6.700%	11/15/53	215	235
Enbridge Inc.	5.950%	4/5/54	200	199
Enbridge Inc.	7.200%	6/27/54	50	50
Enbridge Inc.	7.375%	3/15/55	50	50
Energy Transfer LP	4.750%	1/15/26	500	494
Energy Transfer LP	4.400%	3/15/27	150	146
Energy Transfer LP	5.500%	6/1/27	300	301
Energy Transfer LP	5.550%	2/15/28	200	202
Energy Transfer LP	4.950%	5/15/28	200	197
Energy Transfer LP	5.250%	4/15/29	425	424
Energy Transfer LP	5.250%	7/1/29	73	73
Energy Transfer LP	3.750%	5/15/30	250	230
Energy Transfer LP	5.750%	2/15/33	200	202
Energy Transfer LP	6.550%	12/1/33	600	635
Energy Transfer LP	5.550%	5/15/34	350	346
Energy Transfer LP	5.600%	9/1/34	127	126
Energy Transfer LP	6.625%	10/15/36	225	238
Energy Transfer LP	5.800%	6/15/38	150	147
Energy Transfer LP	6.050%	6/1/41	100	98
Energy Transfer LP	6.500%	2/1/42	275	285
Energy Transfer LP	4.950%	1/15/43	175	150
Energy Transfer LP	5.300%	4/1/44	300	269
Energy Transfer LP	5.000%	5/15/44	100	86
Energy Transfer LP	5.350%	5/15/45	100	90
Energy Transfer LP	6.125%	12/15/45	200	196
Energy Transfer LP	5.300%	4/15/47	200	177
Energy Transfer LP	5.400%	10/1/47	275	246
Energy Transfer LP	6.000%	6/15/48	300	289
Energy Transfer LP	6.250%	4/15/49	320	319
Energy Transfer LP	5.000%	5/15/50	500	425
Energy Transfer LP	5.950%	5/15/54	300	291
Energy Transfer LP	6.050%	9/1/54	191	187
EnLink Midstream LLC	5.375%	6/1/29	90	88
EnLink Midstream Partners LP	4.850%	7/15/26	85	83
EnLink Midstream Partners LP	5.600%	4/1/44	60	53
EnLink Midstream Partners LP	5.050%	4/1/45	80	65
EnLink Midstream Partners LP	5.450%	6/1/47	90	78
Enterprise Products Operating LLC	5.050%	1/10/26	200	200
Enterprise Products Operating LLC	3.700%	2/15/26	150	146
Enterprise Products Operating LLC	4.600%	1/11/27	445	441
Enterprise Products Operating LLC	3.950%	2/15/27	100	97
Enterprise Products Operating LLC	3.125%	7/31/29	200	183
Enterprise Products Operating LLC	2.800%	1/31/30	300	268
Enterprise Products Operating LLC	6.875%	3/1/33	175	194
Enterprise Products Operating LLC	4.850%	1/31/34	175	170
Enterprise Products Operating LLC	7.550%	4/15/38	150	177
Enterprise Products Operating LLC	6.125%	10/15/39	300	316
Enterprise Products Operating LLC	5.950%	2/1/41	175	180
Enterprise Products Operating LLC	4.450%	2/15/43	300	257
Enterprise Products Operating LLC	4.850%	3/15/44	335	302
Enterprise Products Operating LLC	4.900%	5/15/46	425	383
Enterprise Products Operating LLC	4.250%	2/15/48	100	82
Enterprise Products Operating LLC	4.800%	2/1/49	100	89
Enterprise Products Operating LLC	4.200%	1/31/50	350	281
Enterprise Products Operating LLC	3.200%	2/15/52	300	200
Enterprise Products Operating LLC	3.300%	2/15/53	200	135
Enterprise Products Operating LLC	3.950%	1/31/60	200	148
Enterprise Products Operating LLC	5.250%	8/16/77	100	96
Enterprise Products Operating LLC	5.375%	2/15/78	200	187

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
EOG Resources Inc.	4.150%	1/15/26	150	148
EOG Resources Inc.	4.375%	4/15/30	200	195
EOG Resources Inc.	4.950%	4/15/50	200	183
EQT Corp.	3.900%	10/1/27	200	191
EQT Corp.	5.700%	4/1/28	200	202
EQT Corp.	5.000%	1/15/29	200	196
EQT Corp.	7.000%	2/1/30	200	212
Equinor ASA	1.750%	1/22/26	479	455
Equinor ASA	7.250%	9/23/27	250	266
Equinor ASA	3.625%	9/10/28	175	167
Equinor ASA	2.375%	5/22/30	400	349
Equinor ASA	5.100%	8/17/40	125	121
Equinor ASA	4.250%	11/23/41	175	153
Equinor ASA	3.950%	5/15/43	125	103
Equinor ASA	4.800%	11/8/43	175	162
Equinor ASA	3.250%	11/18/49	225	157
Equinor ASA	3.700%	4/6/50	405	308
Exxon Mobil Corp.	3.043%	3/1/26	300	290
Exxon Mobil Corp.	2.275%	8/16/26	600	567
Exxon Mobil Corp.	2.440%	8/16/29	250	223
Exxon Mobil Corp.	2.610%	10/15/30	650	570
Exxon Mobil Corp.	2.995%	8/16/39	100	76
Exxon Mobil Corp.	4.227%	3/19/40	400	352
Exxon Mobil Corp.	3.567%	3/6/45	235	179
Exxon Mobil Corp.	4.114%	3/1/46	200	165
Exxon Mobil Corp.	4.327%	3/19/50	625	527
Exxon Mobil Corp.	3.452%	4/15/51	500	361
Halliburton Co.	3.800%	11/15/25	8	8
Halliburton Co.	2.920%	3/1/30	200	179
Halliburton Co.	6.700%	9/15/38	345	379
Halliburton Co.	7.450%	9/15/39	100	118
Halliburton Co.	4.500%	11/15/41	100	86
Halliburton Co.	5.000%	11/15/45	500	453
Helmerich & Payne Inc.	2.900%	9/29/31	100	83
Hess Corp.	4.300%	4/1/27	250	244
Hess Corp.	7.300%	8/15/31	180	201
Hess Corp.	7.125%	3/15/33	100	112
Hess Corp.	5.600%	2/15/41	350	349
HF Sinclair Corp.	5.875%	4/1/26	200	200
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	50
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	262
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	54
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	207
Kinder Morgan Energy Partners LP	6.550%	9/15/40	200	206
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	47
Kinder Morgan Energy Partners LP	4.700%	11/1/42	150	126
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	65
Kinder Morgan Inc.	1.750%	11/15/26	200	184
Kinder Morgan Inc.	4.300%	3/1/28	200	194
Kinder Morgan Inc.	7.800%	8/1/31	140	158
Kinder Morgan Inc.	7.750%	1/15/32	265	299
Kinder Morgan Inc.	5.300%	12/1/34	175	170
Kinder Morgan Inc.	5.550%	6/1/45	200	187
Kinder Morgan Inc.	5.050%	2/15/46	175	153
Kinder Morgan Inc.	3.600%	2/15/51	200	136
Kinder Morgan Inc.	5.450%	8/1/52	130	120
Marathon Oil Corp.	4.400%	7/15/27	200	196
Marathon Oil Corp.	6.800%	3/15/32	400	435
Marathon Oil Corp.	6.600%	10/1/37	100	108
Marathon Oil Corp.	5.200%	6/1/45	60	55
Marathon Petroleum Corp.	5.125%	12/15/26	200	199
Marathon Petroleum Corp.	6.500%	3/1/41	300	312
Marathon Petroleum Corp.	4.500%	4/1/48	260	209
MPLX LP	4.250%	12/1/27	275	266
MPLX LP	4.000%	3/15/28	400	383
MPLX LP	4.950%	9/1/32	149	143
MPLX LP	5.000%	3/1/33	200	191
MPLX LP	5.500%	6/1/34	250	246
MPLX LP	4.500%	4/15/38	400	349
MPLX LP	5.500%	2/15/49	355	328

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	4.950%	3/14/52	200	170
	MPLX LP	5.650%	3/1/53	200	188
	NOV Inc.	3.600%	12/1/29	200	184
	NOV Inc.	3.950%	12/1/42	125	95
	Occidental Petroleum Corp.	5.875%	9/1/25	107	107
	Occidental Petroleum Corp.	5.500%	12/1/25	80	80
	Occidental Petroleum Corp.	5.550%	3/15/26	150	150
	Occidental Petroleum Corp.	8.500%	7/15/27	86	92
	Occidental Petroleum Corp.	6.375%	9/1/28	97	100
	Occidental Petroleum Corp.	8.875%	7/15/30	176	203
	Occidental Petroleum Corp.	6.625%	9/1/30	255	267
	Occidental Petroleum Corp.	6.125%	1/1/31	196	201
	Occidental Petroleum Corp.	7.500%	5/1/31	153	168
	Occidental Petroleum Corp.	7.875%	9/15/31	85	95
	Occidental Petroleum Corp.	6.450%	9/15/36	301	314
	Occidental Petroleum Corp.	7.950%	6/15/39	43	50
	Occidental Petroleum Corp.	6.200%	3/15/40	128	128
	Occidental Petroleum Corp.	6.600%	3/15/46	196	204
	Occidental Petroleum Corp.	4.400%	4/15/46	75	59
	ONEOK Inc.	2.200%	9/15/25	425	408
	ONEOK Inc.	5.550%	11/1/26	52	52
	ONEOK Inc.	4.550%	7/15/28	200	195
	ONEOK Inc.	5.650%	11/1/28	100	102
	ONEOK Inc.	4.350%	3/15/29	100	96
	ONEOK Inc.	3.400%	9/1/29	245	225
	ONEOK Inc.	3.100%	3/15/30	200	179
	ONEOK Inc.	3.250%	6/1/30	200	180
	ONEOK Inc.	6.050%	9/1/33	350	360
	ONEOK Inc.	5.150%	10/15/43	125	113
	ONEOK Inc.	4.250%	9/15/46	200	156
	ONEOK Inc.	4.950%	7/13/47	110	94
	ONEOK Inc.	4.200%	10/3/47	150	115
	ONEOK Inc.	5.200%	7/15/48	40	35
	ONEOK Inc.	4.850%	2/1/49	100	84
	ONEOK Inc.	4.450%	9/1/49	150	118
	ONEOK Inc.	4.500%	3/15/50	100	79
	ONEOK Inc.	7.150%	1/15/51	120	133
	ONEOK Inc.	6.625%	9/1/53	250	267
	ONEOK Partners LP	6.650%	10/1/36	260	275
	ONEOK Partners LP	6.125%	2/1/41	150	150
	Ovintiv Inc.	5.375%	1/1/26	100	100
	Ovintiv Inc.	5.650%	5/15/28	100	101
	Ovintiv Inc.	7.375%	11/1/31	50	54
	Ovintiv Inc.	6.250%	7/15/33	100	103
	Ovintiv Inc.	6.500%	8/15/34	150	157
	Ovintiv Inc.	6.625%	8/15/37	100	104
	Ovintiv Inc.	6.500%	2/1/38	100	103
	Ovintiv Inc.	7.100%	7/15/53	75	82
	Patterson-UTI Energy Inc.	5.150%	11/15/29	150	146
	Patterson-UTI Energy Inc.	7.150%	10/1/33	100	106
[3]	Petroleos Mexicanos	2.378%	4/15/25	5	5
	Phillips 66	3.900%	3/15/28	150	144
	Phillips 66	2.150%	12/15/30	100	84
	Phillips 66	4.650%	11/15/34	300	279
	Phillips 66	5.875%	5/1/42	245	247
	Phillips 66	4.875%	11/15/44	440	389
	Phillips 66	3.300%	3/15/52	200	131
	Phillips 66 Co.	4.950%	12/1/27	200	199
	Phillips 66 Co.	3.750%	3/1/28	50	48
	Phillips 66 Co.	3.150%	12/15/29	100	91
	Phillips 66 Co.	4.680%	2/15/45	245	208
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	251
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	168
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	98
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	251
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	183
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	105
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	110	97
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	165
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	42

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	452
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	248
Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	289
Sabine Pass Liquefaction LLC	4.500%	5/15/30	550	528
Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	154
Schlumberger Investment SA	4.500%	5/15/28	100	98
Schlumberger Investment SA	2.650%	6/26/30	300	264
Schlumberger Investment SA	4.850%	5/15/33	100	98
Shell International Finance BV	2.875%	5/10/26	500	480
Shell International Finance BV	2.500%	9/12/26	600	568
Shell International Finance BV	3.875%	11/13/28	100	96
Shell International Finance BV	2.375%	11/7/29	550	485
Shell International Finance BV	2.750%	4/6/30	50	45
Shell International Finance BV	4.125%	5/11/35	300	275
Shell International Finance BV	6.375%	12/15/38	475	523
Shell International Finance BV	5.500%	3/25/40	175	176
Shell International Finance BV	2.875%	11/26/41	200	142
Shell International Finance BV	4.550%	8/12/43	300	267
Shell International Finance BV	4.375%	5/11/45	430	367
Shell International Finance BV	4.000%	5/10/46	640	515
Shell International Finance BV	3.125%	11/7/49	300	204
Shell International Finance BV	3.000%	11/26/51	200	131
Spectra Energy Partners LP	3.375%	10/15/26	205	196
Spectra Energy Partners LP	4.500%	3/15/45	325	264
Suncor Energy Inc.	5.950%	12/1/34	125	128
Suncor Energy Inc.	6.800%	5/15/38	225	240
Suncor Energy Inc.	6.500%	6/15/38	265	278
Suncor Energy Inc.	4.000%	11/15/47	100	75
Suncor Energy Inc.	3.750%	3/4/51	200	144
Targa Resources Corp.	6.150%	3/1/29	175	181
Targa Resources Corp.	4.200%	2/1/33	200	180
Targa Resources Corp.	6.125%	3/15/33	284	292
Targa Resources Corp.	6.500%	3/30/34	175	185
Targa Resources Corp.	4.950%	4/15/52	200	170
Targa Resources Corp.	6.250%	7/1/52	90	91
Targa Resources Corp.	6.500%	2/15/53	200	210
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	101
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	98
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	103
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	199
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	191
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	180
TC PipeLines LP	3.900%	5/25/27	50	48
TotalEnergies Capital International SA	2.829%	1/10/30	490	439
TotalEnergies Capital International SA	2.986%	6/29/41	140	102
TotalEnergies Capital International SA	3.461%	7/12/49	150	109
TotalEnergies Capital International SA	3.127%	5/29/50	440	297
TotalEnergies Capital International SA	3.386%	6/29/60	130	87
TotalEnergies Capital SA	5.150%	4/5/34	225	225
TotalEnergies Capital SA	5.488%	4/5/54	300	296
TotalEnergies Capital SA	5.638%	4/5/64	225	223
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	242
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	377
TransCanada PipeLines Ltd.	2.500%	10/12/31	200	168
TransCanada PipeLines Ltd.	4.625%	3/1/34	300	281
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	150
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	302
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	274
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	204
TransCanada PipeLines Ltd.	4.875%	5/15/48	250	220
TransCanada PipeLines Ltd.	5.100%	3/15/49	210	191
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	96
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	180
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	85
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	100	76
Valero Energy Corp.	4.350%	6/1/28	137	133
Valero Energy Corp.	7.500%	4/15/32	400	451
Valero Energy Corp.	6.625%	6/15/37	300	320
Valero Energy Corp.	4.900%	3/15/45	150	134
Valero Energy Corp.	3.650%	12/1/51	100	69

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Valero Energy Partners LP	4.500%	3/15/28	75	73
Western Midstream Operating LP	4.750%	8/15/28	54	53
Western Midstream Operating LP	6.350%	1/15/29	100	103
Western Midstream Operating LP	4.050%	2/1/30	227	211
Western Midstream Operating LP	6.150%	4/1/33	132	135
Western Midstream Operating LP	5.300%	3/1/48	200	172
Western Midstream Operating LP	5.250%	2/1/50	300	261
Williams Cos. Inc.	5.400%	3/2/26	505	505
Williams Cos. Inc.	3.750%	6/15/27	300	288
Williams Cos. Inc.	5.300%	8/15/28	138	138
Williams Cos. Inc.	4.900%	3/15/29	200	197
Williams Cos. Inc.	3.500%	11/15/30	200	181
Williams Cos. Inc.	2.600%	3/15/31	200	169
Williams Cos. Inc.	4.650%	8/15/32	200	190
Williams Cos. Inc.	5.650%	3/15/33	200	202
Williams Cos. Inc.	5.150%	3/15/34	175	171
Williams Cos. Inc.	6.300%	4/15/40	100	104
Williams Cos. Inc.	5.800%	11/15/43	100	97
Williams Cos. Inc.	5.400%	3/4/44	315	297
Williams Cos. Inc.	5.750%	6/24/44	100	98
Williams Cos. Inc.	5.100%	9/15/45	200	180
Williams Cos. Inc.	4.850%	3/1/48	150	130
Williams Cos. Inc.	3.500%	10/15/51	200	139
Williams Cos. Inc.	5.300%	8/15/52	100	93
				81,788
Financials (7.8%)
ACE Capital Trust II	9.700%	4/1/30	50	59
Aegon Ltd.	5.500%	4/11/48	200	193
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	252
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	123
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	700
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	200	203
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	285
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	487
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	284
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	202
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	682
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	200	207
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	645
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	420
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	235
Affiliated Managers Group Inc.	3.500%	8/1/25	125	122
Affiliated Managers Group Inc.	3.300%	6/15/30	300	268
Aflac Inc.	2.875%	10/15/26	75	71
Aflac Inc.	4.000%	10/15/46	50	39
Aflac Inc.	4.750%	1/15/49	235	208
Air Lease Corp.	3.375%	7/1/25	250	244
Air Lease Corp.	5.300%	6/25/26	80	80
Air Lease Corp.	2.200%	1/15/27	200	185
Air Lease Corp.	3.625%	4/1/27	75	72
Air Lease Corp.	3.625%	12/1/27	200	189
Air Lease Corp.	2.100%	9/1/28	500	439
Air Lease Corp.	4.625%	10/1/28	100	97
Air Lease Corp.	3.250%	10/1/29	100	91
Air Lease Corp.	3.000%	2/1/30	225	199
Air Lease Corp.	3.125%	12/1/30	750	656
Air Lease Corp.	2.875%	1/15/32	200	167
Aircastle Ltd.	4.250%	6/15/26	100	97
Alleghany Corp.	3.625%	5/15/30	100	93
Alleghany Corp.	4.900%	9/15/44	100	93
Alleghany Corp.	3.250%	8/15/51	250	169
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	75
Allstate Corp.	5.050%	6/24/29	100	100
Allstate Corp.	1.450%	12/15/30	100	80
Allstate Corp.	5.250%	3/30/33	200	199
Allstate Corp.	5.550%	5/9/35	75	76
Allstate Corp.	4.500%	6/15/43	125	107
Allstate Corp.	4.200%	12/15/46	200	161
Allstate Corp.	3.850%	8/10/49	100	76

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allstate Corp.	6.500%	5/15/67	100	101
	Ally Financial Inc.	2.200%	11/2/28	450	390
	Ally Financial Inc.	6.992%	6/13/29	200	208
	Ally Financial Inc.	8.000%	11/1/31	400	442
	American Express Co.	4.200%	11/6/25	150	148
	American Express Co.	4.900%	2/13/26	230	229
	American Express Co.	4.990%	5/1/26	200	199
	American Express Co.	3.125%	5/20/26	250	241
	American Express Co.	6.338%	10/30/26	200	202
	American Express Co.	1.650%	11/4/26	525	483
	American Express Co.	2.550%	3/4/27	200	187
	American Express Co.	5.645%	4/23/27	200	201
	American Express Co.	3.300%	5/3/27	350	333
	American Express Co.	5.389%	7/28/27	200	200
	American Express Co.	5.098%	2/16/28	2,000	1,991
	American Express Co.	5.282%	7/27/29	200	200
	American Express Co.	6.489%	10/30/31	200	213
	American Express Co.	4.989%	5/26/33	150	145
	American Express Co.	5.043%	5/1/34	192	188
	American Express Co.	5.915%	4/25/35	90	92
	American Financial Group Inc.	5.250%	4/2/30	150	149
	American Financial Group Inc.	4.500%	6/15/47	110	94
	American International Group Inc.	4.200%	4/1/28	120	116
	American International Group Inc.	4.250%	3/15/29	30	29
	American International Group Inc.	3.400%	6/30/30	120	109
	American International Group Inc.	3.875%	1/15/35	100	89
	American International Group Inc.	4.700%	7/10/35	45	41
	American International Group Inc.	6.250%	5/1/36	475	502
	American International Group Inc.	4.500%	7/16/44	100	86
	American International Group Inc.	4.750%	4/1/48	200	176
	American International Group Inc.	5.750%	4/1/48	125	122
	Ameriprise Financial Inc.	2.875%	9/15/26	100	95
	Ameriprise Financial Inc.	5.150%	5/15/33	200	200
	Aon Corp.	8.205%	1/1/27	25	26
	Aon Corp.	4.500%	12/15/28	100	97
	Aon Corp.	3.750%	5/2/29	90	84
	Aon Corp.	2.800%	5/15/30	405	355
	Aon Corp.	6.250%	9/30/40	100	106
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	224
	Aon Global Ltd.	3.875%	12/15/25	125	122
	Aon Global Ltd.	4.600%	6/14/44	175	149
	Aon Global Ltd.	4.750%	5/15/45	100	87
	Aon North America Inc.	5.125%	3/1/27	100	100
	Aon North America Inc.	5.300%	3/1/31	200	199
	Aon North America Inc.	5.450%	3/1/34	350	348
	Aon North America Inc.	5.750%	3/1/54	425	415
[6]	Apollo Debt Solutions BDC	6.900%	4/13/29	150	151
	Apollo Global Management Inc.	6.375%	11/15/33	75	79
	Apollo Global Management Inc.	5.800%	5/21/54	200	197
	Arch Capital Finance LLC	4.011%	12/15/26	100	97
	Arch Capital Finance LLC	5.031%	12/15/46	100	91
	Arch Capital Group Ltd.	7.350%	5/1/34	50	57
	Arch Capital Group Ltd.	3.635%	6/30/50	200	144
	Arch Capital Group US Inc.	5.144%	11/1/43	50	46
	Ares Capital Corp.	3.250%	7/15/25	115	112
	Ares Capital Corp.	2.150%	7/15/26	500	462
	Ares Capital Corp.	7.000%	1/15/27	80	81
	Ares Capital Corp.	2.875%	6/15/27	224	205
	Ares Capital Corp.	5.875%	3/1/29	175	172
	Ares Capital Corp.	5.950%	7/15/29	200	197
	Ares Capital Corp.	3.200%	11/15/31	150	124
[6]	Ares Strategic Income Fund	6.350%	8/15/29	200	198
	Arthur J Gallagher & Co.	5.500%	3/2/33	200	201
	Arthur J Gallagher & Co.	6.500%	2/15/34	100	106
	Arthur J Gallagher & Co.	5.750%	3/2/53	200	194
	Arthur J Gallagher & Co.	5.750%	7/15/54	100	97
	Assurant Inc.	4.900%	3/27/28	100	98
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	100	103
	Athene Holding Ltd.	4.125%	1/12/28	200	193
	Athene Holding Ltd.	6.150%	4/3/30	210	217

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Athene Holding Ltd.	3.500%	1/15/31	500	443
Athene Holding Ltd.	5.875%	1/15/34	125	124
Athene Holding Ltd.	3.950%	5/25/51	5	4
Athene Holding Ltd.	6.250%	4/1/54	300	300
Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	200	200
Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	250	251
Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	250	249
AXA SA	8.600%	12/15/30	112	132
AXIS Specialty Finance LLC	4.900%	1/15/40	50	46
AXIS Specialty Finance plc	4.000%	12/6/27	550	527
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	200	218
Banco Santander SA	5.147%	8/18/25	200	199
Banco Santander SA	5.179%	11/19/25	250	248
Banco Santander SA	1.849%	3/25/26	1,000	938
Banco Santander SA	4.250%	4/11/27	600	580
Banco Santander SA	5.294%	8/18/27	200	199
Banco Santander SA	6.527%	11/7/27	800	818
Banco Santander SA	3.800%	2/23/28	200	189
Banco Santander SA	5.552%	3/14/28	200	200
Banco Santander SA	4.379%	4/12/28	200	193
Banco Santander SA	6.607%	11/7/28	200	210
Banco Santander SA	5.538%	3/14/30	200	199
Banco Santander SA	2.958%	3/25/31	600	512
Banco Santander SA	6.921%	8/8/33	400	418
Banco Santander SA	6.938%	11/7/33	200	218
Banco Santander SA	6.350%	3/14/34	400	401
Bank of America Corp.	4.450%	3/3/26	475	467
Bank of America Corp.	3.500%	4/19/26	320	310
Bank of America Corp.	1.319%	6/19/26	500	479
Bank of America Corp.	4.250%	10/22/26	725	707
Bank of America Corp.	1.197%	10/24/26	500	472
Bank of America Corp.	5.080%	1/20/27	275	273
Bank of America Corp.	3.559%	4/23/27	750	725
Bank of America Corp.	1.734%	7/22/27	500	463
Bank of America Corp.	3.248%	10/21/27	750	709
Bank of America Corp.	4.183%	11/25/27	560	541
Bank of America Corp.	3.824%	1/20/28	1,248	1,203
Bank of America Corp.	2.551%	2/4/28	675	630
Bank of America Corp.	3.705%	4/24/28	350	335
Bank of America Corp.	3.593%	7/21/28	800	761
Bank of America Corp.	6.204%	11/10/28	350	360
Bank of America Corp.	3.419%	12/20/28	1,334	1,254
Bank of America Corp.	3.970%	3/5/29	225	215
Bank of America Corp.	5.202%	4/25/29	450	449
Bank of America Corp.	2.087%	6/14/29	1,500	1,331
Bank of America Corp.	4.271%	7/23/29	575	554
Bank of America Corp.	3.974%	2/7/30	150	142
Bank of America Corp.	3.194%	7/23/30	1,125	1,021
Bank of America Corp.	2.884%	10/22/30	300	267
Bank of America Corp.	2.496%	2/13/31	750	648
Bank of America Corp.	2.592%	4/29/31	2,000	1,729
Bank of America Corp.	2.687%	4/22/32	500	423
Bank of America Corp.	2.572%	10/20/32	1,500	1,244
Bank of America Corp.	2.972%	2/4/33	925	783
Bank of America Corp.	5.015%	7/22/33	500	488
Bank of America Corp.	5.288%	4/25/34	450	445
Bank of America Corp.	5.468%	1/23/35	700	699
Bank of America Corp.	6.110%	1/29/37	335	348
Bank of America Corp.	3.846%	3/8/37	570	501
Bank of America Corp.	4.244%	4/24/38	300	265
Bank of America Corp.	7.750%	5/14/38	240	285
Bank of America Corp.	4.078%	4/23/40	550	467
Bank of America Corp.	2.676%	6/19/41	1,000	699
Bank of America Corp.	5.875%	2/7/42	300	312
Bank of America Corp.	3.311%	4/22/42	400	301
Bank of America Corp.	5.000%	1/21/44	615	580
Bank of America Corp.	4.875%	4/1/44	300	276
Bank of America Corp.	4.750%	4/21/45	100	89
Bank of America Corp.	4.443%	1/20/48	100	85
Bank of America Corp.	4.330%	3/15/50	250	209

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of America Corp.	4.083%	3/20/51	1,500	1,198
Bank of America Corp.	2.831%	10/24/51	500	315
Bank of America Corp.	3.483%	3/13/52	500	359
Bank of America Corp.	2.972%	7/21/52	400	261
Bank of America NA	5.650%	8/18/25	275	276
Bank of America NA	5.526%	8/18/26	275	277
Bank of America NA	6.000%	10/15/36	250	263
Bank of Montreal	5.300%	6/5/26	200	200
Bank of Montreal	2.650%	3/8/27	200	188
Bank of Montreal	5.203%	2/1/28	200	200
Bank of Montreal	5.717%	9/25/28	200	204
Bank of Montreal	5.511%	6/4/31	300	303
Bank of Montreal	3.803%	12/15/32	500	470
Bank of New York Mellon Corp.	2.800%	5/4/26	576	553
Bank of New York Mellon Corp.	2.450%	8/17/26	408	387
Bank of New York Mellon Corp.	2.050%	1/26/27	120	112
Bank of New York Mellon Corp.	4.947%	4/26/27	200	199
Bank of New York Mellon Corp.	3.250%	5/16/27	150	143
Bank of New York Mellon Corp.	3.442%	2/7/28	150	143
Bank of New York Mellon Corp.	5.802%	10/25/28	200	204
Bank of New York Mellon Corp.	4.543%	2/1/29	200	196
Bank of New York Mellon Corp.	3.300%	8/23/29	100	91
Bank of New York Mellon Corp.	6.317%	10/25/29	200	209
Bank of New York Mellon Corp.	4.975%	3/14/30	200	199
Bank of New York Mellon Corp.	2.500%	1/26/32	80	67
Bank of New York Mellon Corp.	5.834%	10/25/33	200	207
Bank of New York Mellon Corp.	4.706%	2/1/34	200	191
Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,169
Bank of New York Mellon Corp.	5.188%	3/14/35	200	197
Bank of Nova Scotia	4.500%	12/16/25	300	295
Bank of Nova Scotia	2.700%	8/3/26	100	95
Bank of Nova Scotia	1.300%	9/15/26	500	458
Bank of Nova Scotia	1.950%	2/2/27	200	184
Bank of Nova Scotia	5.400%	6/4/27	120	121
Bank of Nova Scotia	5.250%	6/12/28	200	201
Bank of Nova Scotia	5.450%	8/1/29	125	126
Bank of Nova Scotia	2.450%	2/2/32	200	165
Bank of Nova Scotia	5.650%	2/1/34	200	203
Bank of Nova Scotia	4.588%	5/4/37	200	180
Barclays plc	4.375%	1/12/26	300	295
Barclays plc	2.852%	5/7/26	300	292
Barclays plc	5.200%	5/12/26	610	603
Barclays plc	5.304%	8/9/26	500	497
Barclays plc	7.325%	11/2/26	375	382
Barclays plc	5.829%	5/9/27	350	350
Barclays plc	4.337%	1/10/28	200	192
Barclays plc	5.674%	3/12/28	225	225
Barclays plc	4.836%	5/9/28	400	386
Barclays plc	5.501%	8/9/28	325	324
Barclays plc	7.385%	11/2/28	375	395
Barclays plc	4.972%	5/16/29	500	489
Barclays plc	6.490%	9/13/29	326	337
Barclays plc	5.690%	3/12/30	225	226
Barclays plc	5.088%	6/20/30	345	330
Barclays plc	2.645%	6/24/31	400	340
Barclays plc	5.746%	8/9/33	325	324
Barclays plc	7.437%	11/2/33	1,125	1,237
Barclays plc	7.119%	6/27/34	270	287
Barclays plc	3.564%	9/23/35	250	215
Barclays plc	5.250%	8/17/45	250	235
Barclays plc	4.950%	1/10/47	200	178
Barclays plc	6.036%	3/12/55	400	405
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	149
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	630
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	154
Berkshire Hathaway Finance Corp.	2.850%	10/15/50	425	273
Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	413
Berkshire Hathaway Inc.	3.125%	3/15/26	725	702
BlackRock Funding Inc.	4.700%	3/14/29	200	199
BlackRock Funding Inc.	5.000%	3/14/34	200	199

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Funding Inc.	5.250%	3/14/54	200	193
	BlackRock Inc.	3.200%	3/15/27	100	96
	BlackRock Inc.	3.250%	4/30/29	90	84
	BlackRock Inc.	2.400%	4/30/30	380	332
	BlackRock Inc.	2.100%	2/25/32	600	489
	BlackRock Inc.	4.750%	5/25/33	200	196
	Blackstone Private Credit Fund	2.625%	12/15/26	300	274
	Blackstone Private Credit Fund	3.250%	3/15/27	400	369
[6]	Blackstone Private Credit Fund	5.950%	7/16/29	100	98
[6]	Blackstone Private Credit Fund	6.250%	1/25/31	90	89
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	463
	Blue Owl Capital Corp.	3.750%	7/22/25	180	175
	Blue Owl Capital Corp.	3.400%	7/15/26	244	230
	Blue Owl Capital Corp.	2.625%	1/15/27	200	183
	Blue Owl Credit Income Corp.	4.700%	2/8/27	150	143
	Blue Owl Credit Income Corp.	7.750%	9/16/27	300	308
	Blue Owl Credit Income Corp.	7.950%	6/13/28	200	207
[6]	Blue Owl Finance LLC	6.250%	4/18/34	200	201
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	200	180
[6]	BNP Paribas SA	3.052%	1/13/31	50	44
	BPCE SA	3.375%	12/2/26	250	239
	Brighthouse Financial Inc.	4.700%	6/22/47	173	134
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	96
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	67
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	169
	Brookfield Capital Finance LLC	6.087%	6/14/33	100	103
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/32	120	96
	Brookfield Finance Inc.	4.250%	6/2/26	50	49
	Brookfield Finance Inc.	3.900%	1/25/28	125	119
	Brookfield Finance Inc.	4.850%	3/29/29	150	147
	Brookfield Finance Inc.	4.350%	4/15/30	205	194
	Brookfield Finance Inc.	4.700%	9/20/47	185	157
	Brookfield Finance Inc.	5.968%	3/4/54	240	237
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	86
	Brown & Brown Inc.	4.500%	3/15/29	75	72
	Brown & Brown Inc.	2.375%	3/15/31	500	413
	Brown & Brown Inc.	5.650%	6/11/34	500	497
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	255
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	191
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	115	115
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	177
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	200	207
	Capital One Financial Corp.	4.200%	10/29/25	175	171
	Capital One Financial Corp.	2.636%	3/3/26	243	238
	Capital One Financial Corp.	3.750%	7/28/26	500	483
	Capital One Financial Corp.	3.750%	3/9/27	100	96
	Capital One Financial Corp.	3.650%	5/11/27	800	765
	Capital One Financial Corp.	7.149%	10/29/27	200	207
	Capital One Financial Corp.	3.800%	1/31/28	300	285
	Capital One Financial Corp.	5.468%	2/1/29	200	199
	Capital One Financial Corp.	5.700%	2/1/30	595	597
	Capital One Financial Corp.	3.273%	3/1/30	230	207
	Capital One Financial Corp.	7.624%	10/30/31	200	220
	Capital One Financial Corp.	5.817%	2/1/34	732	724
	Capital One Financial Corp.	6.377%	6/8/34	500	513
	Capital One Financial Corp.	6.051%	2/1/35	205	206
	Charles Schwab Corp.	0.900%	3/11/26	300	278
	Charles Schwab Corp.	1.150%	5/13/26	500	463
	Charles Schwab Corp.	5.875%	8/24/26	180	182
	Charles Schwab Corp.	3.200%	3/2/27	250	238
	Charles Schwab Corp.	2.450%	3/3/27	245	228
	Charles Schwab Corp.	3.200%	1/25/28	100	94
	Charles Schwab Corp.	4.000%	2/1/29	125	120
	Charles Schwab Corp.	5.643%	5/19/29	220	223
	Charles Schwab Corp.	3.250%	5/22/29	100	92
	Charles Schwab Corp.	2.750%	10/1/29	50	45
	Charles Schwab Corp.	6.196%	11/17/29	220	229
	Charles Schwab Corp.	4.625%	3/22/30	50	49
	Charles Schwab Corp.	2.300%	5/13/31	500	420
	Charles Schwab Corp.	5.853%	5/19/34	300	306

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charles Schwab Corp.	6.136%	8/24/34	235	245
Chubb Corp.	6.000%	5/11/37	125	133
Chubb Corp.	6.500%	5/15/38	95	106
Chubb INA Holdings LLC	3.350%	5/3/26	355	343
Chubb INA Holdings LLC	5.000%	3/15/34	125	124
Chubb INA Holdings LLC	6.700%	5/15/36	200	225
Chubb INA Holdings LLC	4.150%	3/13/43	100	85
Chubb INA Holdings LLC	4.350%	11/3/45	350	302
Chubb INA Holdings LLC	2.850%	12/15/51	100	65
Chubb INA Holdings LLC	3.050%	12/15/61	200	127
Cincinnati Financial Corp.	6.920%	5/15/28	100	106
Cincinnati Financial Corp.	6.125%	11/1/34	75	78
Citibank NA	5.438%	4/30/26	350	351
Citibank NA	5.488%	12/4/26	450	452
Citibank NA	5.570%	4/30/34	250	254
Citigroup Inc.	5.500%	9/13/25	75	75
Citigroup Inc.	3.700%	1/12/26	275	268
Citigroup Inc.	4.600%	3/9/26	275	271
Citigroup Inc.	5.610%	9/29/26	200	200
Citigroup Inc.	3.200%	10/21/26	1,025	977
Citigroup Inc.	4.300%	11/20/26	75	73
Citigroup Inc.	4.450%	9/29/27	1,230	1,199
Citigroup Inc.	3.887%	1/10/28	475	459
Citigroup Inc.	3.070%	2/24/28	1,000	944
Citigroup Inc.	4.658%	5/24/28	350	344
Citigroup Inc.	3.668%	7/24/28	900	858
Citigroup Inc.	4.125%	7/25/28	100	96
Citigroup Inc.	3.520%	10/27/28	580	548
Citigroup Inc.	5.174%	2/13/30	450	447
Citigroup Inc.	3.980%	3/20/30	475	448
Citigroup Inc.	2.976%	11/5/30	300	267
Citigroup Inc.	2.666%	1/29/31	500	435
Citigroup Inc.	4.412%	3/31/31	750	715
Citigroup Inc.	2.572%	6/3/31	500	429
Citigroup Inc.	6.625%	6/15/32	100	107
Citigroup Inc.	2.520%	11/3/32	475	391
Citigroup Inc.	3.057%	1/25/33	230	195
Citigroup Inc.	3.785%	3/17/33	600	535
Citigroup Inc.	4.910%	5/24/33	220	212
Citigroup Inc.	6.270%	11/17/33	500	524
Citigroup Inc.	6.174%	5/25/34	350	356
Citigroup Inc.	5.827%	2/13/35	400	396
Citigroup Inc.	6.125%	8/25/36	75	77
Citigroup Inc.	3.878%	1/24/39	225	188
Citigroup Inc.	8.125%	7/15/39	562	702
Citigroup Inc.	5.316%	3/26/41	1,000	964
Citigroup Inc.	5.875%	1/30/42	100	103
Citigroup Inc.	5.300%	5/6/44	375	349
Citigroup Inc.	4.650%	7/30/45	200	175
Citigroup Inc.	4.750%	5/18/46	375	322
Citigroup Inc.	4.650%	7/23/48	450	392
Citizens Financial Group Inc.	2.850%	7/27/26	175	165
Citizens Financial Group Inc.	5.841%	1/23/30	200	199
Citizens Financial Group Inc.	2.500%	2/6/30	200	169
Citizens Financial Group Inc.	4.300%	2/11/31	357	314
Citizens Financial Group Inc.	2.638%	9/30/32	125	96
Citizens Financial Group Inc.	6.645%	4/25/35	129	133
CME Group Inc.	2.650%	3/15/32	500	429
CME Group Inc.	5.300%	9/15/43	200	200
CNA Financial Corp.	4.500%	3/1/26	125	123
CNA Financial Corp.	3.450%	8/15/27	100	95
CNA Financial Corp.	3.900%	5/1/29	100	95
CNA Financial Corp.	5.125%	2/15/34	170	165
CNO Financial Group Inc.	6.450%	6/15/34	125	125
Comerica Bank	4.000%	7/27/25	50	49
Comerica Bank	5.332%	8/25/33	250	225
Comerica Inc.	4.000%	2/1/29	90	83
Comerica Inc.	5.982%	1/30/30	200	197
Commonwealth Bank of Australia	5.316%	3/13/26	265	266
Cooperatieve Rabobank UA	3.750%	7/21/26	475	457

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cooperatieve Rabobank UA	5.500%	10/5/26	250	252
	Cooperatieve Rabobank UA	4.800%	1/9/29	250	248
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	99
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	246
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	237
	Corebridge Financial Inc.	3.850%	4/5/29	185	173
	Corebridge Financial Inc.	3.900%	4/5/32	500	448
[6]	Corebridge Financial Inc.	6.050%	9/15/33	400	409
	Corebridge Financial Inc.	5.750%	1/15/34	132	133
	Corebridge Financial Inc.	4.350%	4/5/42	100	83
	Corebridge Financial Inc.	4.400%	4/5/52	215	169
	Credit Suisse AG	1.250%	8/7/26	255	234
	Credit Suisse AG	5.000%	7/9/27	250	248
	Credit Suisse AG	7.500%	2/15/28	425	455
	Credit Suisse USA LLC	7.125%	7/15/32	100	110
	Deutsche Bank AG	4.100%	1/13/26	100	98
	Deutsche Bank AG	1.686%	3/19/26	500	470
	Deutsche Bank AG	6.119%	7/14/26	1,150	1,151
	Deutsche Bank AG	7.146%	7/13/27	500	512
	Deutsche Bank AG	2.311%	11/16/27	250	231
	Deutsche Bank AG	5.706%	2/8/28	150	150
	Deutsche Bank AG	6.720%	1/18/29	325	335
	Deutsche Bank AG	6.819%	11/20/29	1,225	1,274
	Deutsche Bank AG	3.729%	1/14/32	250	211
	Deutsche Bank AG	4.875%	12/1/32	240	226
	Deutsche Bank AG	3.742%	1/7/33	215	177
	Deutsche Bank AG	7.079%	2/10/34	200	204
	Discover Bank	3.450%	7/27/26	309	295
	Discover Bank	4.650%	9/13/28	250	240
	Discover Bank	2.700%	2/6/30	100	86
	Discover Financial Services	4.500%	1/30/26	428	419
	Discover Financial Services	4.100%	2/9/27	250	240
	Discover Financial Services	6.700%	11/29/32	250	261
	Eaton Vance Corp.	3.500%	4/6/27	100	96
	Enact Holdings Inc.	6.250%	5/28/29	125	125
	Enstar Finance LLC	5.750%	9/1/40	11	11
	Enstar Finance LLC	5.500%	1/15/42	102	98
	Enstar Group Ltd.	4.950%	6/1/29	395	379
	Equifax Inc.	5.100%	6/1/28	400	398
	Equifax Inc.	3.100%	5/15/30	120	107
	Equifax Inc.	2.350%	9/15/31	200	164
	Equitable Holdings Inc.	4.350%	4/20/28	279	270
	Equitable Holdings Inc.	5.000%	4/20/48	238	213
	Essent Group Ltd.	6.250%	7/1/29	100	100
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	88
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	309
	FactSet Research Systems Inc.	3.450%	3/1/32	100	87
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	49
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	95
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	198
[6]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	125	127
[6]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	175	175
[6]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	100	97
	Fidelity National Financial Inc.	3.400%	6/15/30	100	89
	Fidelity National Financial Inc.	2.450%	3/15/31	500	408
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	176
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	95
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	250
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	144
	Fifth Third Bancorp	2.550%	5/5/27	100	93
	Fifth Third Bancorp	1.707%	11/1/27	200	183
	Fifth Third Bancorp	3.950%	3/14/28	75	72
	Fifth Third Bancorp	6.339%	7/27/29	200	205
	Fifth Third Bancorp	4.772%	7/28/30	125	120
	Fifth Third Bancorp	5.631%	1/29/32	275	272
	Fifth Third Bancorp	8.250%	3/1/38	200	236
	Fifth Third Bank NA	3.950%	7/28/25	200	196
	Fifth Third Bank NA	3.850%	3/15/26	200	194
	Fifth Third Bank NA	2.250%	2/1/27	250	231
	First American Financial Corp.	2.400%	8/15/31	200	160

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	76
Fiserv Inc.	2.250%	6/1/27	300	277
Fiserv Inc.	4.200%	10/1/28	200	192
Fiserv Inc.	3.500%	7/1/29	600	555
Fiserv Inc.	2.650%	6/1/30	200	174
Fiserv Inc.	5.625%	8/21/33	94	95
Fiserv Inc.	4.400%	7/1/49	415	337
Fiserv, Inc.	5.450%	3/15/34	182	181
Franklin Resources Inc.	2.950%	8/12/51	200	124
FS KKR Capital Corp.	3.400%	1/15/26	500	476
FS KKR Capital Corp.	3.125%	10/12/28	200	174
GATX Corp.	3.250%	9/15/26	50	48
GATX Corp.	3.850%	3/30/27	175	169
GATX Corp.	3.500%	3/15/28	100	94
GATX Corp.	4.550%	11/7/28	150	147
GATX Corp.	4.700%	4/1/29	75	73
GATX Corp.	3.500%	6/1/32	50	43
GATX Corp.	6.900%	5/1/34	200	218
GATX Corp.	4.500%	3/30/45	50	40
GATX Corp.	3.100%	6/1/51	200	126
Global Payments Inc.	4.800%	4/1/26	150	148
Global Payments Inc.	3.200%	8/15/29	310	279
Global Payments Inc.	2.900%	5/15/30	200	174
Global Payments Inc.	2.900%	11/15/31	200	167
Global Payments Inc.	5.400%	8/15/32	200	196
Global Payments Inc.	4.150%	8/15/49	200	150
Global Payments Inc.	5.950%	8/15/52	75	72
Globe Life Inc.	4.550%	9/15/28	80	76
Goldman Sachs Bank USA	5.283%	3/18/27	350	349
Goldman Sachs Bank USA	5.414%	5/21/27	350	350
Goldman Sachs Capital I	6.345%	2/15/34	225	232
Goldman Sachs Group Inc.	4.250%	10/21/25	200	197
Goldman Sachs Group Inc.	3.750%	2/25/26	200	195
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,200
Goldman Sachs Group Inc.	1.093%	12/9/26	500	467
Goldman Sachs Group Inc.	5.950%	1/15/27	400	407
Goldman Sachs Group Inc.	3.850%	1/26/27	350	338
Goldman Sachs Group Inc.	1.542%	9/10/27	200	184
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,247
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	940
Goldman Sachs Group Inc.	3.615%	3/15/28	495	473
Goldman Sachs Group Inc.	3.691%	6/5/28	625	598
Goldman Sachs Group Inc.	4.482%	8/23/28	475	464
Goldman Sachs Group Inc.	3.814%	4/23/29	450	427
Goldman Sachs Group Inc.	4.223%	5/1/29	475	457
Goldman Sachs Group Inc.	6.484%	10/24/29	450	470
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,169
Goldman Sachs Group Inc.	5.727%	4/25/30	225	229
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,259
Goldman Sachs Group Inc.	2.650%	10/21/32	800	665
Goldman Sachs Group Inc.	3.102%	2/24/33	300	257
Goldman Sachs Group Inc.	5.851%	4/25/35	225	231
Goldman Sachs Group Inc.	6.450%	5/1/36	50	53
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,053
Goldman Sachs Group Inc.	4.017%	10/31/38	405	344
Goldman Sachs Group Inc.	4.411%	4/23/39	500	442
Goldman Sachs Group Inc.	6.250%	2/1/41	675	717
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	763
Goldman Sachs Group Inc.	5.150%	5/22/45	475	444
Golub Capital BDC Inc.	2.050%	2/15/27	65	58
Golub Capital BDC Inc.	7.050%	12/5/28	80	82
Hanover Insurance Group Inc.	4.500%	4/15/26	100	98
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	311
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	52
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	103
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	148
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	91
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	126
HSBC Bank USA NA	7.000%	1/15/39	250	280
HSBC Holdings plc	4.250%	8/18/25	150	147

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HSBC Holdings plc	4.300%	3/8/26	825	811
HSBC Holdings plc	3.900%	5/25/26	450	438
HSBC Holdings plc	2.099%	6/4/26	1,700	1,644
HSBC Holdings plc	4.292%	9/12/26	500	491
HSBC Holdings plc	7.336%	11/3/26	250	255
HSBC Holdings plc	4.375%	11/23/26	350	341
HSBC Holdings plc	1.589%	5/24/27	300	280
HSBC Holdings plc	5.887%	8/14/27	340	342
HSBC Holdings plc	2.251%	11/22/27	435	403
HSBC Holdings plc	4.041%	3/13/28	400	385
HSBC Holdings plc	5.210%	8/11/28	815	809
HSBC Holdings plc	4.583%	6/19/29	400	387
HSBC Holdings plc	2.206%	8/17/29	500	439
HSBC Holdings plc	4.950%	3/31/30	250	246
HSBC Holdings plc	3.973%	5/22/30	570	532
HSBC Holdings plc	7.625%	5/17/32	100	112
HSBC Holdings plc	2.804%	5/24/32	500	419
HSBC Holdings plc	2.871%	11/22/32	1,225	1,019
HSBC Holdings plc	7.350%	11/27/32	100	105
HSBC Holdings plc	4.762%	3/29/33	300	277
HSBC Holdings plc	5.402%	8/11/33	275	272
HSBC Holdings plc	8.113%	11/3/33	250	283
HSBC Holdings plc	6.254%	3/9/34	350	364
HSBC Holdings plc	6.547%	6/20/34	200	206
HSBC Holdings plc	7.399%	11/13/34	200	217
HSBC Holdings plc	5.719%	3/4/35	700	704
HSBC Holdings plc	6.500%	5/2/36	600	621
HSBC Holdings plc	6.500%	9/15/37	50	52
HSBC Holdings plc	6.800%	6/1/38	200	212
HSBC Holdings plc	6.332%	3/9/44	550	575
HSBC Holdings plc	5.250%	3/14/44	750	695
Huntington Bancshares Inc.	4.443%	8/4/28	200	194
Huntington Bancshares Inc.	6.208%	8/21/29	205	209
Huntington Bancshares Inc.	2.550%	2/4/30	250	214
Huntington Bancshares Inc.	5.709%	2/2/35	217	214
Huntington National Bank	4.270%	11/25/26	150	142
Huntington National Bank	4.552%	5/17/28	250	243
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	239
ING Groep NV	3.950%	3/29/27	300	290
ING Groep NV	4.017%	3/28/28	200	193
ING Groep NV	4.550%	10/2/28	200	195
ING Groep NV	4.050%	4/9/29	200	190
ING Groep NV	5.335%	3/19/30	270	269
ING Groep NV	5.550%	3/19/35	500	494
Intercontinental Exchange Inc.	3.750%	12/1/25	300	293
Intercontinental Exchange Inc.	3.100%	9/15/27	150	141
Intercontinental Exchange Inc.	4.000%	9/15/27	150	145
Intercontinental Exchange Inc.	3.750%	9/21/28	75	71
Intercontinental Exchange Inc.	4.350%	6/15/29	122	118
Intercontinental Exchange Inc.	2.100%	6/15/30	750	637
Intercontinental Exchange Inc.	4.600%	3/15/33	415	396
Intercontinental Exchange Inc.	2.650%	9/15/40	500	347
Intercontinental Exchange Inc.	4.250%	9/21/48	175	143
Intercontinental Exchange Inc.	3.000%	6/15/50	60	39
Intercontinental Exchange Inc.	4.950%	6/15/52	111	101
Intercontinental Exchange Inc.	3.000%	9/15/60	300	179
Intercontinental Exchange Inc.	5.200%	6/15/62	110	102
Invesco Finance plc	3.750%	1/15/26	170	166
Invesco Finance plc	5.375%	11/30/43	75	71
Jackson Financial Inc.	3.125%	11/23/31	250	210
Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	74
Jefferies Financial Group Inc.	4.850%	1/15/27	200	197
Jefferies Financial Group Inc.	5.875%	7/21/28	200	202
Jefferies Financial Group Inc.	4.150%	1/23/30	300	279
Jefferies Financial Group Inc.	6.200%	4/14/34	275	279
Jefferies Financial Group Inc.	6.250%	1/15/36	75	76
Jefferies Financial Group Inc.	6.500%	1/20/43	75	78
JPMorgan Chase & Co.	3.900%	7/15/25	362	356
JPMorgan Chase & Co.	3.300%	4/1/26	685	663
JPMorgan Chase & Co.	3.200%	6/15/26	300	289

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	2.950%	10/1/26	875	834
JPMorgan Chase & Co.	4.125%	12/15/26	450	438
JPMorgan Chase & Co.	3.960%	1/29/27	500	488
JPMorgan Chase & Co.	1.578%	4/22/27	500	467
JPMorgan Chase & Co.	1.470%	9/22/27	500	459
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	957
JPMorgan Chase & Co.	5.040%	1/23/28	440	438
JPMorgan Chase & Co.	3.782%	2/1/28	625	602
JPMorgan Chase & Co.	5.571%	4/22/28	350	353
JPMorgan Chase & Co.	3.540%	5/1/28	350	334
JPMorgan Chase & Co.	3.509%	1/23/29	575	544
JPMorgan Chase & Co.	4.005%	4/23/29	300	287
JPMorgan Chase & Co.	2.069%	6/1/29	625	556
JPMorgan Chase & Co.	4.203%	7/23/29	250	241
JPMorgan Chase & Co.	5.299%	7/24/29	515	517
JPMorgan Chase & Co.	6.087%	10/23/29	212	219
JPMorgan Chase & Co.	4.452%	12/5/29	300	291
JPMorgan Chase & Co.	5.012%	1/23/30	350	347
JPMorgan Chase & Co.	5.581%	4/22/30	2,350	2,387
JPMorgan Chase & Co.	3.702%	5/6/30	300	280
JPMorgan Chase & Co.	4.565%	6/14/30	275	267
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,327
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,012
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,729
JPMorgan Chase & Co.	2.956%	5/13/31	500	438
JPMorgan Chase & Co.	1.764%	11/19/31	500	406
JPMorgan Chase & Co.	2.580%	4/22/32	500	422
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	852
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,020
JPMorgan Chase & Co.	5.350%	6/1/34	703	700
JPMorgan Chase & Co.	5.336%	1/23/35	525	522
JPMorgan Chase & Co.	5.766%	4/22/35	350	359
JPMorgan Chase & Co.	6.400%	5/15/38	450	497
JPMorgan Chase & Co.	3.882%	7/24/38	500	429
JPMorgan Chase & Co.	5.500%	10/15/40	650	653
JPMorgan Chase & Co.	3.109%	4/22/41	500	374
JPMorgan Chase & Co.	5.600%	7/15/41	275	280
JPMorgan Chase & Co.	5.400%	1/6/42	150	149
JPMorgan Chase & Co.	3.157%	4/22/42	450	334
JPMorgan Chase & Co.	5.625%	8/16/43	300	305
JPMorgan Chase & Co.	4.950%	6/1/45	100	93
JPMorgan Chase & Co.	4.260%	2/22/48	375	314
JPMorgan Chase & Co.	4.032%	7/24/48	500	402
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	795
JPMorgan Chase & Co.	3.897%	1/23/49	400	315
JPMorgan Chase & Co.	3.109%	4/22/51	500	341
JPMorgan Chase & Co.	3.328%	4/22/52	745	525
JPMorgan Chase Bank NA	5.110%	12/8/26	290	290
KeyBank NA	4.700%	1/26/26	250	245
KeyBank NA	5.850%	11/15/27	250	249
KeyBank NA	6.950%	2/1/28	250	257
KeyBank NA	5.000%	1/26/33	250	230
KeyCorp	4.150%	10/29/25	150	147
KeyCorp	4.100%	4/30/28	600	568
KeyCorp	2.550%	10/1/29	150	127
KeyCorp	6.401%	3/6/35	200	203
Lazard Group LLC	3.625%	3/1/27	100	96
Lazard Group LLC	4.500%	9/19/28	100	97
Legg Mason Inc.	5.625%	1/15/44	120	117
Lincoln National Corp.	3.625%	12/12/26	75	72
Lincoln National Corp.	3.800%	3/1/28	100	95
Lincoln National Corp.	3.050%	1/15/30	350	311
Lincoln National Corp.	6.300%	10/9/37	75	77
Lincoln National Corp.	7.000%	6/15/40	160	173
Lloyds Banking Group plc	4.582%	12/10/25	700	687
Lloyds Banking Group plc	4.650%	3/24/26	575	564
Lloyds Banking Group plc	4.716%	8/11/26	200	198
Lloyds Banking Group plc	3.750%	1/11/27	436	419
Lloyds Banking Group plc	5.985%	8/7/27	275	277
Lloyds Banking Group plc	3.750%	3/18/28	200	191

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lloyds Banking Group plc	4.375%	3/22/28	250	242
Lloyds Banking Group plc	4.550%	8/16/28	200	194
Lloyds Banking Group plc	3.574%	11/7/28	200	188
Lloyds Banking Group plc	5.871%	3/6/29	200	203
Lloyds Banking Group plc	5.721%	6/5/30	200	202
Lloyds Banking Group plc	7.953%	11/15/33	200	225
Lloyds Banking Group plc	5.679%	1/5/35	360	358
Lloyds Banking Group plc	5.300%	12/1/45	150	137
Lloyds Banking Group plc	4.344%	1/9/48	275	215
Loews Corp.	6.000%	2/1/35	50	53
Loews Corp.	4.125%	5/15/43	100	83
LPL Holdings Inc.	6.750%	11/17/28	200	210
M&T Bank Corp.	7.413%	10/30/29	200	210
M&T Bank Corp.	6.082%	3/13/32	100	100
M&T Bank Corp.	5.053%	1/27/34	200	185
Main Street Capital Corp.	6.500%	6/4/27	150	150
Manufacturers & Traders Trust Co.	4.650%	1/27/26	250	245
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	241
Manulife Financial Corp.	4.061%	2/24/32	190	182
Manulife Financial Corp.	5.375%	3/4/46	200	193
Markel Group Inc.	3.500%	11/1/27	50	47
Markel Group Inc.	3.350%	9/17/29	75	69
Markel Group Inc.	4.300%	11/1/47	50	40
Markel Group Inc.	5.000%	5/20/49	150	133
Markel Group Inc.	4.150%	9/17/50	200	154
Markel Group Inc.	6.000%	5/16/54	100	99
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	98
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	460	392
Marsh & McLennan Cos. Inc.	5.400%	9/15/33	200	204
Marsh & McLennan Cos. Inc.	5.150%	3/15/34	87	87
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	233
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	84
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	163
Marsh & McLennan Cos. Inc.	5.700%	9/15/53	300	303
Marsh & McLennan Cos. Inc.	5.450%	3/15/54	91	88
Mastercard Inc.	2.950%	11/21/26	100	95
Mastercard Inc.	3.300%	3/26/27	200	192
Mastercard Inc.	4.875%	3/9/28	200	201
Mastercard Inc.	2.950%	6/1/29	275	253
Mastercard Inc.	3.350%	3/26/30	300	278
Mastercard Inc.	2.000%	11/18/31	200	164
Mastercard Inc.	4.875%	5/9/34	300	297
Mastercard Inc.	3.950%	2/26/48	100	81
Mastercard Inc.	3.650%	6/1/49	200	153
Mastercard Inc.	3.850%	3/26/50	200	158
Mercury General Corp.	4.400%	3/15/27	75	72
MetLife Inc.	6.500%	12/15/32	175	190
MetLife Inc.	5.375%	7/15/33	200	202
MetLife Inc.	6.375%	6/15/34	100	108
MetLife Inc.	5.300%	12/15/34	100	100
MetLife Inc.	5.875%	2/6/41	590	604
MetLife Inc.	4.125%	8/13/42	175	145
MetLife Inc.	4.875%	11/13/43	355	323
MetLife Inc.	5.250%	1/15/54	200	190
MetLife Inc.	6.400%	12/15/66	210	213
MGIC Investment Corp.	5.250%	8/15/28	31	30
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	958
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	512
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	237
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	482
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	370
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	237
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	372
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	192
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	193
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	200
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	189
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	225
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	160
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	44

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	200
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	417
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	338
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	187
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	493
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	334	335
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	275	274
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	45
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	167
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	240
	Mizuho Financial Group Inc.	1.554%	7/9/27	200	185
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	312
	Mizuho Financial Group Inc.	5.778%	7/6/29	225	228
	Mizuho Financial Group Inc.	4.254%	9/11/29	400	383
	Mizuho Financial Group Inc.	3.153%	7/16/30	500	450
	Mizuho Financial Group Inc.	2.869%	9/13/30	100	88
	Mizuho Financial Group Inc.	2.564%	9/13/31	250	203
	Mizuho Financial Group Inc.	2.172%	5/22/32	500	405
	Mizuho Financial Group Inc.	5.748%	7/6/34	780	791
	Moody's Corp.	3.250%	1/15/28	200	189
	Moody's Corp.	2.000%	8/19/31	500	406
	Moody's Corp.	2.750%	8/19/41	100	69
	Moody's Corp.	4.875%	12/17/48	125	112
	Moody's Corp.	3.750%	2/25/52	100	75
	Moody's Corp.	3.100%	11/29/61	150	92
	Morgan Stanley	4.000%	7/23/25	330	325
	Morgan Stanley	5.000%	11/24/25	650	645
	Morgan Stanley	3.875%	1/27/26	225	220
	Morgan Stanley	3.125%	7/27/26	700	669
	Morgan Stanley	6.250%	8/9/26	1,796	1,828
	Morgan Stanley	4.350%	9/8/26	666	651
	Morgan Stanley	6.138%	10/16/26	500	503
	Morgan Stanley	0.985%	12/10/26	500	468
	Morgan Stanley	3.625%	1/20/27	250	241
	Morgan Stanley	5.050%	1/28/27	350	348
	Morgan Stanley	3.950%	4/23/27	325	314
	Morgan Stanley	1.593%	5/4/27	525	489
	Morgan Stanley	2.475%	1/21/28	500	466
	Morgan Stanley	5.652%	4/13/28	225	227
	Morgan Stanley	4.210%	4/20/28	200	194
[5]	Morgan Stanley	3.591%	7/22/28	935	889
	Morgan Stanley	6.296%	10/18/28	500	516
	Morgan Stanley	3.772%	1/24/29	575	547
	Morgan Stanley	5.123%	2/1/29	350	349
	Morgan Stanley	5.164%	4/20/29	450	448
	Morgan Stanley	5.449%	7/20/29	350	352
	Morgan Stanley	6.407%	11/1/29	350	365
	Morgan Stanley	5.173%	1/16/30	350	349
	Morgan Stanley	4.431%	1/23/30	550	532
	Morgan Stanley	5.656%	4/18/30	225	229
	Morgan Stanley	2.699%	1/22/31	1,750	1,534
	Morgan Stanley	3.622%	4/1/31	600	550
	Morgan Stanley	1.794%	2/13/32	500	402
	Morgan Stanley	7.250%	4/1/32	150	170
	Morgan Stanley	1.928%	4/28/32	200	161
	Morgan Stanley	2.239%	7/21/32	500	409
	Morgan Stanley	2.511%	10/20/32	600	496
	Morgan Stanley	2.943%	1/21/33	500	425
	Morgan Stanley	6.342%	10/18/33	750	796
	Morgan Stanley	5.250%	4/21/34	450	443
	Morgan Stanley	6.627%	11/1/34	350	378
	Morgan Stanley	5.466%	1/18/35	425	424
	Morgan Stanley	5.831%	4/19/35	225	231
	Morgan Stanley	2.484%	9/16/36	500	396
	Morgan Stanley	5.297%	4/20/37	350	335
	Morgan Stanley	5.948%	1/19/38	350	348
[5]	Morgan Stanley	3.971%	7/22/38	375	317
	Morgan Stanley	4.457%	4/22/39	250	223
	Morgan Stanley	3.217%	4/22/42	325	244
	Morgan Stanley	6.375%	7/24/42	600	660

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Morgan Stanley	4.300%	1/27/45	650	553
Morgan Stanley	2.802%	1/25/52	940	591
Morgan Stanley Bank NA	5.479%	7/16/25	350	351
Morgan Stanley Bank NA	4.754%	4/21/26	275	273
Morgan Stanley Bank NA	5.882%	10/30/26	275	278
Morgan Stanley Bank NA	4.952%	1/14/28	200	199
Morgan Stanley Bank NA	5.504%	5/26/28	425	428
Nasdaq Inc.	3.850%	6/30/26	100	97
Nasdaq Inc.	1.650%	1/15/31	250	200
Nasdaq Inc.	5.550%	2/15/34	200	200
Nasdaq Inc.	2.500%	12/21/40	200	131
Nasdaq Inc.	3.250%	4/28/50	35	23
Nasdaq Inc.	3.950%	3/7/52	200	148
Nasdaq Inc.	5.950%	8/15/53	200	202
Nasdaq Inc.	6.100%	6/28/63	200	203
National Australia Bank Ltd.	3.375%	1/14/26	100	97
National Australia Bank Ltd.	5.087%	6/11/27	250	250
National Australia Bank Ltd.	4.944%	1/12/28	250	250
National Australia Bank Ltd.	4.900%	6/13/28	500	499
National Australia Bank Ltd.	4.787%	1/10/29	250	248
National Bank of Canada	5.600%	12/18/28	250	252
NatWest Group plc	7.472%	11/10/26	200	204
NatWest Group plc	5.847%	3/2/27	200	200
NatWest Group plc	5.583%	3/1/28	200	200
NatWest Group plc	5.516%	9/30/28	200	200
NatWest Group plc	4.892%	5/18/29	1,000	978
NatWest Group plc	5.808%	9/13/29	200	203
NatWest Group plc	5.076%	1/27/30	200	197
NatWest Group plc	4.445%	5/8/30	700	669
NatWest Group plc	6.016%	3/2/34	200	205
NatWest Group plc	6.475%	6/1/34	200	203
NatWest Group plc	5.778%	3/1/35	275	276
NatWest Group plc	3.032%	11/28/35	200	168
Nomura Holdings Inc.	5.099%	7/3/25	225	224
Nomura Holdings Inc.	1.851%	7/16/25	300	288
Nomura Holdings Inc.	2.329%	1/22/27	200	185
Nomura Holdings Inc.	5.594%	7/2/27	200	200
Nomura Holdings Inc.	5.386%	7/6/27	200	199
Nomura Holdings Inc.	2.172%	7/14/28	200	177
Nomura Holdings Inc.	5.605%	7/6/29	225	226
Nomura Holdings Inc.	3.103%	1/16/30	400	353
Nomura Holdings Inc.	2.679%	7/16/30	250	212
Nomura Holdings Inc.	2.608%	7/14/31	200	165
Nomura Holdings Inc.	2.999%	1/22/32	200	167
Nomura Holdings Inc.	5.783%	7/3/34	200	199
Northern Trust Corp.	3.950%	10/30/25	150	147
Northern Trust Corp.	3.650%	8/3/28	100	96
Northern Trust Corp.	3.375%	5/8/32	50	47
Northern Trust Corp.	6.125%	11/2/32	200	210
Old Republic International Corp.	3.875%	8/26/26	100	97
Old Republic International Corp.	3.850%	6/11/51	200	141
ORIX Corp.	3.700%	7/18/27	200	191
ORIX Corp.	2.250%	3/9/31	50	42
PartnerRe Finance B LLC	3.700%	7/2/29	95	89
PartnerRe Finance B LLC	4.500%	10/1/50	100	91
PayPal Holdings Inc.	2.650%	10/1/26	300	284
PayPal Holdings Inc.	2.850%	10/1/29	400	361
PayPal Holdings Inc.	2.300%	6/1/30	200	172
PayPal Holdings Inc.	4.400%	6/1/32	200	190
PayPal Holdings Inc.	5.150%	6/1/34	600	593
PayPal Holdings Inc.	3.250%	6/1/50	210	142
PayPal Holdings Inc.	5.500%	6/1/54	200	194
PNC Bank NA	3.100%	10/25/27	250	234
PNC Bank NA	3.250%	1/22/28	150	140
PNC Bank NA	4.050%	7/26/28	250	238
PNC Bank NA	2.700%	10/22/29	150	131
PNC Financial Services Group Inc.	5.812%	6/12/26	200	200
PNC Financial Services Group Inc.	4.758%	1/26/27	200	198
PNC Financial Services Group Inc.	3.150%	5/19/27	450	427
PNC Financial Services Group Inc.	6.615%	10/20/27	200	205

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PNC Financial Services Group Inc.	5.300%	1/21/28	200	200
PNC Financial Services Group Inc.	3.450%	4/23/29	500	464
PNC Financial Services Group Inc.	5.582%	6/12/29	200	202
PNC Financial Services Group Inc.	2.550%	1/22/30	425	373
PNC Financial Services Group Inc.	5.492%	5/14/30	225	226
PNC Financial Services Group Inc.	4.626%	6/6/33	200	185
PNC Financial Services Group Inc.	6.037%	10/28/33	255	263
PNC Financial Services Group Inc.	5.068%	1/24/34	200	193
PNC Financial Services Group Inc.	5.939%	8/18/34	90	92
PNC Financial Services Group Inc.	6.875%	10/20/34	430	469
PNC Financial Services Group Inc.	5.676%	1/22/35	500	503
Principal Financial Group Inc.	3.100%	11/15/26	100	95
Principal Financial Group Inc.	4.625%	9/15/42	50	44
Principal Financial Group Inc.	4.350%	5/15/43	150	128
Principal Financial Group Inc.	4.300%	11/15/46	195	162
Progressive Corp.	2.450%	1/15/27	150	141
Progressive Corp.	4.000%	3/1/29	100	96
Progressive Corp.	6.625%	3/1/29	125	134
Progressive Corp.	4.950%	6/15/33	100	99
Progressive Corp.	4.350%	4/25/44	50	43
Progressive Corp.	4.125%	4/15/47	290	238
Progressive Corp.	4.200%	3/15/48	115	94
Progressive Corp.	3.950%	3/26/50	180	141
Progressive Corp.	3.700%	3/15/52	100	75
Prospect Capital Corp.	3.364%	11/15/26	200	184
Prudential Financial Inc.	3.878%	3/27/28	163	156
Prudential Financial Inc.	5.750%	7/15/33	100	104
Prudential Financial Inc.	5.700%	12/14/36	125	128
Prudential Financial Inc.	6.625%	12/1/37	65	72
Prudential Financial Inc.	3.000%	3/10/40	50	37
Prudential Financial Inc.	6.625%	6/21/40	65	71
Prudential Financial Inc.	5.100%	8/15/43	50	45
Prudential Financial Inc.	4.600%	5/15/44	275	240
Prudential Financial Inc.	5.375%	5/15/45	133	132
Prudential Financial Inc.	3.905%	12/7/47	182	140
Prudential Financial Inc.	5.700%	9/15/48	250	245
Prudential Financial Inc.	3.935%	12/7/49	363	275
Prudential Financial Inc.	4.350%	2/25/50	210	171
Prudential Financial Inc.	3.700%	10/1/50	200	174
Prudential Financial Inc.	5.125%	3/1/52	250	232
Prudential Financial Inc.	6.000%	9/1/52	150	148
Prudential Financial Inc.	6.500%	3/15/54	175	177
Prudential Funding Asia plc	3.125%	4/14/30	200	179
Radian Group Inc.	6.200%	5/15/29	118	119
Raymond James Financial Inc.	4.650%	4/1/30	55	54
Raymond James Financial Inc.	4.950%	7/15/46	210	189
Raymond James Financial Inc.	3.750%	4/1/51	250	184
Regions Bank	6.450%	6/26/37	250	255
Regions Financial Corp.	1.800%	8/12/28	120	104
Regions Financial Corp.	5.722%	6/6/30	200	200
Reinsurance Group of America Inc.	3.900%	5/15/29	50	47
Reinsurance Group of America Inc.	6.000%	9/15/33	165	168
Reinsurance Group of America Inc.	5.750%	9/15/34	175	174
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	71
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	69
RenaissanceRe Holdings Ltd.	5.750%	6/5/33	132	132
Royal Bank of Canada	4.875%	1/12/26	200	199
Royal Bank of Canada	4.650%	1/27/26	898	886
Royal Bank of Canada	1.200%	4/27/26	200	186
Royal Bank of Canada	1.400%	11/2/26	500	458
Royal Bank of Canada	4.875%	1/19/27	200	199
Royal Bank of Canada	2.050%	1/21/27	100	93
Royal Bank of Canada	3.625%	5/4/27	200	192
Royal Bank of Canada	4.240%	8/3/27	200	195
Royal Bank of Canada	6.000%	11/1/27	200	205
Royal Bank of Canada	4.900%	1/12/28	200	199
Royal Bank of Canada	4.950%	2/1/29	200	199
Royal Bank of Canada	2.300%	11/3/31	500	414
Royal Bank of Canada	3.875%	5/4/32	200	183
Royal Bank of Canada	5.000%	2/1/33	465	458

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	5.000%	5/2/33	200	197
	Royal Bank of Canada	5.150%	2/1/34	200	199
	S&P Global Inc.	4.750%	8/1/28	140	139
	S&P Global Inc.	2.700%	3/1/29	250	226
	S&P Global Inc.	4.250%	5/1/29	100	97
	S&P Global Inc.	2.500%	12/1/29	125	111
	S&P Global Inc.	1.250%	8/15/30	200	162
	S&P Global Inc.	2.900%	3/1/32	300	259
	S&P Global Inc.	3.250%	12/1/49	150	105
	S&P Global Inc.	3.700%	3/1/52	200	151
	S&P Global Inc.	2.300%	8/15/60	100	51
	S&P Global Inc.	3.900%	3/1/62	100	74
	Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,109
	Santander Holdings USA Inc.	3.244%	10/5/26	400	379
	Santander Holdings USA Inc.	4.400%	7/13/27	250	242
	Santander Holdings USA Inc.	2.490%	1/6/28	200	184
	Santander Holdings USA Inc.	6.499%	3/9/29	200	204
	Santander Holdings USA Inc.	6.174%	1/9/30	200	202
	Santander UK Group Holdings plc	1.532%	8/21/26	600	571
	Santander UK Group Holdings plc	1.673%	6/14/27	400	370
	Santander UK Group Holdings plc	3.823%	11/3/28	200	189
	Santander UK Group Holdings plc	6.534%	1/10/29	415	426
	Selective Insurance Group Inc.	5.375%	3/1/49	50	47
	SiriusPoint Ltd.	7.000%	4/5/29	75	76
[6]	Sixth Street Lending Partners	6.500%	3/11/29	200	198
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	150	148
	State Street Corp.	3.550%	8/18/25	200	196
	State Street Corp.	5.104%	5/18/26	500	498
	State Street Corp.	2.650%	5/19/26	125	119
	State Street Corp.	5.272%	8/3/26	215	215
	State Street Corp.	4.993%	3/18/27	200	200
	State Street Corp.	4.141%	12/3/29	200	192
	State Street Corp.	2.400%	1/24/30	150	132
	State Street Corp.	4.821%	1/26/34	130	125
	State Street Corp.	5.159%	5/18/34	500	494
	State Street Corp.	3.031%	11/1/34	125	111
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,440
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	187
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	146
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	200	202
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	118
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	166
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	192
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	664
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	284
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	96
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	438
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	428
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	136
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,870	1,641
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	160
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	303
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	206
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	133
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	218
	Synchrony Financial	4.500%	7/23/25	426	419
	Synchrony Financial	3.700%	8/4/26	125	119
	Synchrony Financial	3.950%	12/1/27	300	281
	Toronto-Dominion Bank	0.750%	1/6/26	200	187
	Toronto-Dominion Bank	5.103%	1/9/26	200	199
	Toronto-Dominion Bank	5.532%	7/17/26	225	226
	Toronto-Dominion Bank	1.250%	9/10/26	325	298
	Toronto-Dominion Bank	1.950%	1/12/27	200	186
	Toronto-Dominion Bank	2.800%	3/10/27	200	188
	Toronto-Dominion Bank	4.980%	4/5/27	200	199
	Toronto-Dominion Bank	4.108%	6/8/27	425	412
	Toronto-Dominion Bank	5.156%	1/10/28	225	225
	Toronto-Dominion Bank	5.523%	7/17/28	225	228
	Toronto-Dominion Bank	2.000%	9/10/31	325	265
	Toronto-Dominion Bank	2.450%	1/12/32	850	700

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Toronto-Dominion Bank	4.456%	6/8/32	400	377
Travelers Cos. Inc.	6.250%	6/15/37	150	162
Travelers Cos. Inc.	4.300%	8/25/45	150	127
Travelers Cos. Inc.	4.000%	5/30/47	225	181
Travelers Cos. Inc.	4.100%	3/4/49	200	163
Travelers Cos. Inc.	2.550%	4/27/50	500	304
Travelers Cos. Inc.	5.450%	5/25/53	143	143
Travelers Property Casualty Corp.	6.375%	3/15/33	26	28
Trinity Acquisition plc	4.400%	3/15/26	100	98
Truist Bank	3.625%	9/16/25	500	487
Truist Bank	3.300%	5/15/26	200	192
Truist Financial Corp.	1.200%	8/5/25	200	191
Truist Financial Corp.	6.047%	6/8/27	265	267
Truist Financial Corp.	1.125%	8/3/27	500	441
Truist Financial Corp.	3.875%	3/19/29	200	187
Truist Financial Corp.	1.887%	6/7/29	500	438
Truist Financial Corp.	7.161%	10/30/29	200	212
Truist Financial Corp.	5.435%	1/24/30	275	274
Truist Financial Corp.	1.950%	6/5/30	100	83
Truist Financial Corp.	4.916%	7/28/33	200	185
Truist Financial Corp.	5.122%	1/26/34	810	775
Truist Financial Corp.	5.867%	6/8/34	200	202
Truist Financial Corp.	5.711%	1/24/35	275	274
UBS AG	5.800%	9/11/25	200	201
UBS AG	5.650%	9/11/28	225	229
UBS Group AG	4.550%	4/17/26	456	448
UBS Group AG	4.875%	5/15/45	375	337
Unum Group	4.000%	6/15/29	80	75
Unum Group	5.750%	8/15/42	75	72
Unum Group	4.500%	12/15/49	100	78
Unum Group	6.000%	6/15/54	100	96
US Bancorp	3.950%	11/17/25	25	25
US Bancorp	3.100%	4/27/26	300	288
US Bancorp	5.727%	10/21/26	525	526
US Bancorp	3.150%	4/27/27	275	262
US Bancorp	6.787%	10/26/27	200	206
US Bancorp	5.775%	6/12/29	275	279
US Bancorp	3.000%	7/30/29	240	215
US Bancorp	5.384%	1/23/30	275	276
US Bancorp	2.677%	1/27/33	90	74
US Bancorp	4.967%	7/22/33	235	223
US Bancorp	5.850%	10/21/33	525	533
US Bancorp	4.839%	2/1/34	360	341
US Bancorp	5.836%	6/12/34	275	279
US Bancorp	5.678%	1/23/35	275	276
US Bancorp	2.491%	11/3/36	450	355
Verisk Analytics Inc.	4.000%	6/15/25	23	23
Verisk Analytics Inc.	3.625%	5/15/50	150	108
Visa Inc.	3.150%	12/14/25	925	900
Visa Inc.	1.900%	4/15/27	200	185
Visa Inc.	0.750%	8/15/27	500	443
Visa Inc.	2.750%	9/15/27	150	141
Visa Inc.	1.100%	2/15/31	400	319
Visa Inc.	4.150%	12/14/35	325	303
Visa Inc.	2.700%	4/15/40	200	146
Visa Inc.	4.300%	12/14/45	625	542
Visa Inc.	3.650%	9/15/47	100	78
Visa Inc.	2.000%	8/15/50	300	169
Voya Financial Inc.	3.650%	6/15/26	250	241
Voya Financial Inc.	5.700%	7/15/43	75	73
Voya Financial Inc.	4.800%	6/15/46	40	34
Voya Financial Inc.	4.700%	1/23/48	100	87
Webster Financial Corp.	4.100%	3/25/29	55	51
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,223
Wells Fargo & Co.	4.100%	6/3/26	725	707
Wells Fargo & Co.	4.540%	8/15/26	275	272
Wells Fargo & Co.	3.000%	10/23/26	675	641
Wells Fargo & Co.	4.300%	7/22/27	475	463
Wells Fargo & Co.	5.707%	4/22/28	525	530
Wells Fargo & Co.	3.584%	5/22/28	500	476

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo & Co.	4.808%	7/25/28	975	961
Wells Fargo & Co.	4.150%	1/24/29	200	192
Wells Fargo & Co.	5.574%	7/25/29	350	353
Wells Fargo & Co.	6.303%	10/23/29	990	1,027
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,153
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,197
Wells Fargo & Co.	4.897%	7/25/33	975	939
Wells Fargo & Co.	5.389%	4/24/34	952	942
Wells Fargo & Co.	5.557%	7/25/34	350	350
Wells Fargo & Co.	5.499%	1/23/35	1,025	1,023
Wells Fargo & Co.	3.068%	4/30/41	600	440
Wells Fargo & Co.	5.375%	11/2/43	1,000	937
Wells Fargo & Co.	4.650%	11/4/44	325	275
Wells Fargo & Co.	4.900%	11/17/45	250	218
Wells Fargo & Co.	4.400%	6/14/46	300	242
Wells Fargo & Co.	4.750%	12/7/46	350	296
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,595
Wells Fargo & Co.	4.611%	4/25/53	400	342
Wells Fargo Bank NA	5.550%	8/1/25	300	300
Wells Fargo Bank NA	4.811%	1/15/26	200	199
Wells Fargo Bank NA	5.450%	8/7/26	300	301
Wells Fargo Bank NA	5.254%	12/11/26	450	450
Wells Fargo Bank NA	5.950%	8/26/36	200	207
Wells Fargo Bank NA	5.850%	2/1/37	300	308
Wells Fargo Bank NA	6.600%	1/15/38	225	247
Western Union Co.	1.350%	3/15/26	200	186
Western Union Co.	6.200%	11/17/36	100	101
Western Union Co.	6.200%	6/21/40	17	17
Westpac Banking Corp.	5.512%	11/17/25	200	201
Westpac Banking Corp.	5.200%	4/16/26	200	200
Westpac Banking Corp.	2.850%	5/13/26	200	192
Westpac Banking Corp.	1.150%	6/3/26	218	202
Westpac Banking Corp.	2.700%	8/19/26	175	167
Westpac Banking Corp.	3.350%	3/8/27	250	240
Westpac Banking Corp.	1.953%	11/20/28	275	243
Westpac Banking Corp.	5.050%	4/16/29	200	200
Westpac Banking Corp.	2.650%	1/16/30	150	134
Westpac Banking Corp.	4.322%	11/23/31	500	483
Westpac Banking Corp.	5.405%	8/10/33	200	195
Westpac Banking Corp.	6.820%	11/17/33	200	215
Westpac Banking Corp.	4.110%	7/24/34	25	23
Westpac Banking Corp.	2.668%	11/15/35	315	260
Westpac Banking Corp.	3.020%	11/18/36	500	411
Westpac Banking Corp.	4.421%	7/24/39	200	176
Westpac Banking Corp.	2.963%	11/16/40	200	139
Willis North America Inc.	4.500%	9/15/28	100	97
Willis North America Inc.	2.950%	9/15/29	440	394
Willis North America Inc.	5.350%	5/15/33	100	98
Willis North America Inc.	5.050%	9/15/48	50	44
Willis North America Inc.	3.875%	9/15/49	90	65
Willis North America Inc.	5.900%	3/5/54	125	121
Zions Bancorp NA	3.250%	10/29/29	250	209
				340,654
Health Care (3.0%)
Abbott Laboratories	3.750%	11/30/26	367	358
Abbott Laboratories	1.150%	1/30/28	100	89
Abbott Laboratories	1.400%	6/30/30	150	125
Abbott Laboratories	4.750%	11/30/36	200	194
Abbott Laboratories	5.300%	5/27/40	250	252
Abbott Laboratories	4.900%	11/30/46	700	659
AbbVie Inc.	3.200%	5/14/26	350	338
AbbVie Inc.	2.950%	11/21/26	740	705
AbbVie Inc.	4.800%	3/15/27	500	498
AbbVie Inc.	4.250%	11/14/28	300	293
AbbVie Inc.	4.800%	3/15/29	525	522
AbbVie Inc.	3.200%	11/21/29	1,130	1,037
AbbVie Inc.	4.950%	3/15/31	500	499
AbbVie Inc.	5.050%	3/15/34	550	548
AbbVie Inc.	4.550%	3/15/35	350	332

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.500%	5/14/35	450	424
	AbbVie Inc.	4.300%	5/14/36	200	184
	AbbVie Inc.	4.050%	11/21/39	768	666
	AbbVie Inc.	4.625%	10/1/42	50	45
	AbbVie Inc.	4.400%	11/6/42	501	440
	AbbVie Inc.	4.850%	6/15/44	230	213
	AbbVie Inc.	4.750%	3/15/45	200	182
	AbbVie Inc.	4.700%	5/14/45	402	363
	AbbVie Inc.	4.450%	5/14/46	455	395
	AbbVie Inc.	4.875%	11/14/48	350	321
	AbbVie Inc.	4.250%	11/21/49	1,025	853
	AbbVie Inc.	5.400%	3/15/54	550	544
	AbbVie Inc.	5.500%	3/15/64	275	271
	Adventist Health System	2.952%	3/1/29	100	90
	Adventist Health System	5.430%	3/1/32	100	99
	Adventist Health System	5.757%	12/1/34	75	75
	Adventist Health System	3.630%	3/1/49	50	36
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	48
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	22
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	86
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	55
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	51
	Aetna Inc.	6.625%	6/15/36	130	138
	Aetna Inc.	6.750%	12/15/37	100	107
	Aetna Inc.	4.500%	5/15/42	75	63
	Aetna Inc.	4.125%	11/15/42	75	59
	Aetna Inc.	3.875%	8/15/47	300	218
	Agilent Technologies Inc.	3.050%	9/22/26	75	71
	Agilent Technologies Inc.	2.750%	9/15/29	100	89
	Agilent Technologies Inc.	2.100%	6/4/30	100	84
	AHS Hospital Corp.	5.024%	7/1/45	75	71
	AHS Hospital Corp.	2.780%	7/1/51	150	95
[3]	Allina Health System	3.887%	4/15/49	75	59
	Amgen Inc.	5.507%	3/2/26	350	350
	Amgen Inc.	2.600%	8/19/26	225	213
	Amgen Inc.	2.200%	2/21/27	150	139
	Amgen Inc.	3.200%	11/2/27	600	565
	Amgen Inc.	5.150%	3/2/28	500	500
	Amgen Inc.	1.650%	8/15/28	400	350
	Amgen Inc.	4.050%	8/18/29	325	311
	Amgen Inc.	5.250%	3/2/30	250	252
	Amgen Inc.	2.000%	1/15/32	450	362
	Amgen Inc.	3.350%	2/22/32	500	444
	Amgen Inc.	4.200%	3/1/33	200	185
	Amgen Inc.	5.250%	3/2/33	925	922
	Amgen Inc.	3.150%	2/21/40	575	430
	Amgen Inc.	2.800%	8/15/41	450	316
	Amgen Inc.	4.950%	10/1/41	240	220
	Amgen Inc.	5.150%	11/15/41	126	118
	Amgen Inc.	5.600%	3/2/43	300	296
	Amgen Inc.	4.400%	5/1/45	450	378
	Amgen Inc.	3.375%	2/21/50	575	404
	Amgen Inc.	4.663%	6/15/51	500	427
	Amgen Inc.	3.000%	1/15/52	206	135
	Amgen Inc.	4.200%	2/22/52	500	395
	Amgen Inc.	5.650%	3/2/53	500	493
	Amgen Inc.	2.770%	9/1/53	422	252
	Amgen Inc.	5.750%	3/2/63	550	539
	Ascension Health	2.532%	11/15/29	350	310
	Ascension Health	3.106%	11/15/39	100	77
	Ascension Health	3.945%	11/15/46	200	167
[3]	Ascension Health	4.847%	11/15/53	75	71
	Astrazeneca Finance LLC	1.200%	5/28/26	200	186
	Astrazeneca Finance LLC	4.800%	2/26/27	275	273
	Astrazeneca Finance LLC	4.875%	3/3/28	200	200
	Astrazeneca Finance LLC	1.750%	5/28/28	200	177
	Astrazeneca Finance LLC	4.850%	2/26/29	225	225
	Astrazeneca Finance LLC	4.900%	3/3/30	200	201
	Astrazeneca Finance LLC	4.900%	2/26/31	200	199
	Astrazeneca Finance LLC	2.250%	5/28/31	200	169

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Astrazeneca Finance LLC	4.875%	3/3/33	200	198
	Astrazeneca Finance LLC	5.000%	2/26/34	270	268
	AstraZeneca plc	3.375%	11/16/25	400	390
	AstraZeneca plc	0.700%	4/8/26	500	463
	AstraZeneca plc	4.000%	1/17/29	200	193
	AstraZeneca plc	1.375%	8/6/30	300	245
	AstraZeneca plc	6.450%	9/15/37	450	501
	AstraZeneca plc	4.000%	9/18/42	290	244
	AstraZeneca plc	4.375%	11/16/45	200	174
	AstraZeneca plc	3.000%	5/28/51	335	224
	Banner Health	2.338%	1/1/30	125	108
	Banner Health	3.181%	1/1/50	75	52
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	183
	Baxalta Inc.	4.000%	6/23/25	97	96
	Baxalta Inc.	5.250%	6/23/45	73	69
	Baxter International Inc.	1.915%	2/1/27	750	687
	Baxter International Inc.	2.272%	12/1/28	250	220
	Baxter International Inc.	2.539%	2/1/32	500	410
	Baxter International Inc.	3.500%	8/15/46	100	70
	Baxter International Inc.	3.132%	12/1/51	200	126
	Baylor Scott & White Holdings	1.777%	11/15/30	100	82
	Baylor Scott & White Holdings	4.185%	11/15/45	100	86
	Baylor Scott & White Holdings	2.839%	11/15/50	350	229
	Becton Dickinson & Co.	3.700%	6/6/27	375	361
	Becton Dickinson & Co.	4.693%	2/13/28	250	246
	Becton Dickinson & Co.	4.874%	2/8/29	35	35
	Becton Dickinson & Co.	5.081%	6/7/29	200	200
	Becton Dickinson & Co.	2.823%	5/20/30	125	110
	Becton Dickinson & Co.	1.957%	2/11/31	375	307
	Becton Dickinson & Co.	5.110%	2/8/34	100	98
	Becton Dickinson & Co.	4.685%	12/15/44	172	151
	Becton Dickinson & Co.	4.669%	6/6/47	300	262
	Biogen Inc.	4.050%	9/15/25	350	344
	Biogen Inc.	2.250%	5/1/30	400	340
	Biogen Inc.	3.150%	5/1/50	300	193
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	221
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	24
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	92
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	170
	Boston Scientific Corp.	2.650%	6/1/30	150	132
	Boston Scientific Corp.	4.550%	3/1/39	131	122
	Boston Scientific Corp.	7.375%	1/15/40	50	59
	Boston Scientific Corp.	4.700%	3/1/49	133	118
	Bristol-Myers Squibb Co.	4.950%	2/20/26	200	199
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	291
	Bristol-Myers Squibb Co.	4.900%	2/22/27	200	199
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	441
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	200
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	266
	Bristol-Myers Squibb Co.	4.900%	2/22/29	325	324
	Bristol-Myers Squibb Co.	3.400%	7/26/29	605	564
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	162
	Bristol-Myers Squibb Co.	5.100%	2/22/31	225	226
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	259
	Bristol-Myers Squibb Co.	5.900%	11/15/33	175	184
	Bristol-Myers Squibb Co.	5.200%	2/22/34	450	449
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	74
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	155
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	208
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	200
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	570
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	293
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	528
	Bristol-Myers Squibb Co.	5.550%	2/22/54	500	493
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	144
	Bristol-Myers Squibb Co.	6.400%	11/15/63	350	379
	Bristol-Myers Squibb Co.	5.650%	2/22/64	300	293
	Cardinal Health Inc.	3.750%	9/15/25	100	98
	Cardinal Health Inc.	5.125%	2/15/29	125	125
	Cardinal Health Inc.	5.450%	2/15/34	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	4.600%	3/15/43	75	64
	Cardinal Health Inc.	4.500%	11/15/44	50	42
	Cardinal Health Inc.	4.368%	6/15/47	125	101
	Cencora Inc.	3.450%	12/15/27	275	260
	Cencora Inc.	2.700%	3/15/31	250	213
	Cencora Inc.	5.125%	2/15/34	100	98
	Cencora Inc.	4.300%	12/15/47	175	145
	Centene Corp.	4.250%	12/15/27	474	453
	Centene Corp.	2.450%	7/15/28	467	415
	Centene Corp.	4.625%	12/15/29	736	696
	Centene Corp.	3.375%	2/15/30	110	98
	Centene Corp.	3.000%	10/15/30	407	348
	Centene Corp.	2.500%	3/1/31	395	324
	Centene Corp.	2.625%	8/1/31	254	208
	Children's Health System of Texas	2.511%	8/15/50	300	184
	Children's Hospital Corp.	4.115%	1/1/47	75	63
	Children's Hospital Corp.	2.585%	2/1/50	50	31
	Children's Hospital Medical Center	4.268%	5/15/44	50	43
	CHRISTUS Health	4.341%	7/1/28	200	195
	Cigna Group	4.500%	2/25/26	255	251
	Cigna Group	5.685%	3/15/26	150	150
	Cigna Group	3.400%	3/1/27	275	263
	Cigna Group	7.875%	5/15/27	41	44
	Cigna Group	4.375%	10/15/28	610	592
	Cigna Group	5.000%	5/15/29	200	199
	Cigna Group	2.400%	3/15/30	231	200
	Cigna Group	2.375%	3/15/31	250	210
	Cigna Group	5.125%	5/15/31	150	149
	Cigna Group	5.250%	2/15/34	200	197
	Cigna Group	4.800%	8/15/38	415	381
	Cigna Group	3.200%	3/15/40	150	111
	Cigna Group	6.125%	11/15/41	92	96
	Cigna Group	4.800%	7/15/46	400	352
	Cigna Group	3.875%	10/15/47	170	128
	Cigna Group	4.900%	12/15/48	545	478
	Cigna Group	3.400%	3/15/50	375	255
	Cigna Group	5.600%	2/15/54	250	239
	City of Hope	5.623%	11/15/43	75	73
	City of Hope	4.378%	8/15/48	100	81
	Cleveland Clinic Foundation	4.858%	1/1/14	100	88
	CommonSpirit Health	2.782%	10/1/30	500	433
	CommonSpirit Health	5.205%	12/1/31	150	148
	CommonSpirit Health	5.318%	12/1/34	125	123
[3]	CommonSpirit Health	4.350%	11/1/42	225	190
	CommonSpirit Health	3.817%	10/1/49	50	38
	CommonSpirit Health	4.187%	10/1/49	150	120
	CommonSpirit Health	5.548%	12/1/54	100	98
	Community Health Network Inc.	3.099%	5/1/50	140	92
	Cottage Health Obligated Group	3.304%	11/1/49	100	72
	CVS Health Corp.	3.875%	7/20/25	573	563
	CVS Health Corp.	2.875%	6/1/26	416	396
	CVS Health Corp.	3.000%	8/15/26	450	429
	CVS Health Corp.	1.300%	8/21/27	600	531
	CVS Health Corp.	4.300%	3/25/28	677	654
	CVS Health Corp.	5.000%	1/30/29	470	465
	CVS Health Corp.	5.400%	6/1/29	150	150
	CVS Health Corp.	3.250%	8/15/29	360	327
	CVS Health Corp.	5.125%	2/21/30	250	247
	CVS Health Corp.	1.750%	8/21/30	225	183
	CVS Health Corp.	5.250%	1/30/31	100	99
	CVS Health Corp.	1.875%	2/28/31	350	281
	CVS Health Corp.	5.550%	6/1/31	175	175
	CVS Health Corp.	5.250%	2/21/33	250	244
	CVS Health Corp.	5.300%	6/1/33	225	220
	CVS Health Corp.	5.700%	6/1/34	225	224
	CVS Health Corp.	4.875%	7/20/35	125	117
	CVS Health Corp.	4.780%	3/25/38	1,175	1,049
	CVS Health Corp.	6.125%	9/15/39	75	75
	CVS Health Corp.	4.125%	4/1/40	200	161
	CVS Health Corp.	5.300%	12/5/43	150	136

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.125%	7/20/45	700	616
	CVS Health Corp.	5.050%	3/25/48	1,535	1,323
	CVS Health Corp.	4.250%	4/1/50	300	228
	CVS Health Corp.	5.625%	2/21/53	220	204
	CVS Health Corp.	5.875%	6/1/53	118	113
	CVS Health Corp.	6.050%	6/1/54	175	172
	CVS Health Corp.	6.000%	6/1/63	135	129
	Danaher Corp.	3.350%	9/15/25	100	98
	Danaher Corp.	4.375%	9/15/45	75	65
	Danaher Corp.	2.600%	10/1/50	500	305
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	79
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	131
	DH Europe Finance II Sarl	2.600%	11/15/29	150	134
	DH Europe Finance II Sarl	3.250%	11/15/39	175	138
	Dignity Health	4.500%	11/1/42	100	87
	Dignity Health	5.267%	11/1/64	50	46
	Duke University Health System Inc.	3.920%	6/1/47	100	81
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	97
	Elevance Health Inc.	5.150%	6/15/29	115	115
	Elevance Health Inc.	2.250%	5/15/30	530	454
	Elevance Health Inc.	2.550%	3/15/31	650	554
	Elevance Health Inc.	5.500%	10/15/32	250	254
	Elevance Health Inc.	4.750%	2/15/33	200	193
	Elevance Health Inc.	5.375%	6/15/34	175	176
	Elevance Health Inc.	5.950%	12/15/34	1	1
	Elevance Health Inc.	5.850%	1/15/36	75	77
	Elevance Health Inc.	6.375%	6/15/37	50	53
	Elevance Health Inc.	4.625%	5/15/42	175	154
	Elevance Health Inc.	4.650%	1/15/43	775	684
	Elevance Health Inc.	5.100%	1/15/44	100	93
	Elevance Health Inc.	4.375%	12/1/47	261	217
	Elevance Health Inc.	4.550%	3/1/48	155	131
	Elevance Health Inc.	4.550%	5/15/52	200	168
	Elevance Health Inc.	5.125%	2/15/53	200	184
	Elevance Health Inc.	5.650%	6/15/54	175	173
	Elevance Health Inc.	4.850%	8/15/54	30	25
	Eli Lilly & Co.	4.500%	2/9/27	500	496
	Eli Lilly & Co.	4.500%	2/9/29	200	198
	Eli Lilly & Co.	3.375%	3/15/29	92	87
	Eli Lilly & Co.	4.700%	2/27/33	175	172
	Eli Lilly & Co.	4.700%	2/9/34	275	270
	Eli Lilly & Co.	4.875%	2/27/53	50	47
	Eli Lilly & Co.	5.000%	2/9/54	275	263
	Eli Lilly & Co.	2.500%	9/15/60	500	280
	Eli Lilly & Co.	4.950%	2/27/63	250	232
	Eli Lilly & Co.	5.100%	2/9/64	250	238
	GE HealthCare Technologies Inc.	5.600%	11/15/25	250	250
	GE HealthCare Technologies Inc.	5.650%	11/15/27	200	203
	GE HealthCare Technologies Inc.	5.905%	11/22/32	250	258
	GE HealthCare Technologies Inc.	6.377%	11/22/52	150	163
	Gilead Sciences Inc.	3.650%	3/1/26	575	559
	Gilead Sciences Inc.	2.950%	3/1/27	525	498
	Gilead Sciences Inc.	5.250%	10/15/33	100	101
	Gilead Sciences Inc.	4.600%	9/1/35	575	543
	Gilead Sciences Inc.	4.000%	9/1/36	350	309
	Gilead Sciences Inc.	5.650%	12/1/41	175	176
	Gilead Sciences Inc.	4.800%	4/1/44	400	360
	Gilead Sciences Inc.	4.750%	3/1/46	455	405
	Gilead Sciences Inc.	2.800%	10/1/50	525	329
	Gilead Sciences Inc.	5.550%	10/15/53	100	100
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	362
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	88
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	607
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	85
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	23
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	175
	Hackensack Meridian Health Inc.	4.211%	7/1/48	75	63
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	43
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	75	54
	HCA Inc.	5.875%	2/15/26	300	301

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HCA Inc.	5.250%	6/15/26	325	324
HCA Inc.	4.500%	2/15/27	125	122
HCA Inc.	5.200%	6/1/28	177	176
HCA Inc.	5.625%	9/1/28	275	277
HCA Inc.	4.125%	6/15/29	330	313
HCA Inc.	3.500%	9/1/30	500	451
HCA Inc.	5.450%	4/1/31	175	175
HCA Inc.	2.375%	7/15/31	150	123
HCA Inc.	3.625%	3/15/32	250	220
HCA Inc.	5.500%	6/1/33	221	219
HCA Inc.	5.600%	4/1/34	225	224
HCA Inc.	5.125%	6/15/39	200	185
HCA Inc.	4.375%	3/15/42	250	205
HCA Inc.	5.500%	6/15/47	325	300
HCA Inc.	5.250%	6/15/49	350	312
HCA Inc.	3.500%	7/15/51	200	134
HCA Inc.	4.625%	3/15/52	300	242
HCA Inc.	5.900%	6/1/53	177	172
HCA Inc.	6.000%	4/1/54	350	345
HCA Inc.	6.100%	4/1/64	125	122
Humana Inc.	1.350%	2/3/27	200	181
Humana Inc.	3.950%	3/15/27	150	145
Humana Inc.	5.750%	12/1/28	100	102
Humana Inc.	3.700%	3/23/29	100	94
Humana Inc.	4.875%	4/1/30	135	132
Humana Inc.	5.375%	4/15/31	200	199
Humana Inc.	2.150%	2/3/32	200	159
Humana Inc.	5.950%	3/15/34	200	204
Humana Inc.	4.625%	12/1/42	110	93
Humana Inc.	4.950%	10/1/44	270	235
Humana Inc.	3.950%	8/15/49	40	30
Humana Inc.	5.500%	3/15/53	200	186
Humana Inc.	5.750%	4/15/54	125	120
Illumina Inc.	2.550%	3/23/31	150	124
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	75	61
Iowa Health System	3.665%	2/15/50	125	95
Johns Hopkins Health System Corp.	3.837%	5/15/46	125	101
Johnson & Johnson	2.450%	3/1/26	950	912
Johnson & Johnson	2.950%	3/3/27	200	191
Johnson & Johnson	0.950%	9/1/27	300	267
Johnson & Johnson	2.900%	1/15/28	100	94
Johnson & Johnson	1.300%	9/1/30	375	309
Johnson & Johnson	4.950%	5/15/33	150	153
Johnson & Johnson	4.375%	12/5/33	175	172
Johnson & Johnson	4.950%	6/1/34	50	51
Johnson & Johnson	3.550%	3/1/36	175	153
Johnson & Johnson	3.625%	3/3/37	300	262
Johnson & Johnson	5.950%	8/15/37	200	218
Johnson & Johnson	3.400%	1/15/38	150	126
Johnson & Johnson	2.100%	9/1/40	250	167
Johnson & Johnson	4.500%	9/1/40	150	141
Johnson & Johnson	4.850%	5/15/41	75	73
Johnson & Johnson	4.500%	12/5/43	200	187
Johnson & Johnson	3.700%	3/1/46	400	321
Johnson & Johnson	3.750%	3/3/47	250	201
Johnson & Johnson	2.250%	9/1/50	400	238
Johnson & Johnson	5.250%	6/1/54	150	151
Kaiser Foundation Hospitals	3.150%	5/1/27	100	96
Kaiser Foundation Hospitals	2.810%	6/1/41	250	180
Kaiser Foundation Hospitals	4.875%	4/1/42	235	222
Kaiser Foundation Hospitals	4.150%	5/1/47	150	125
Kaiser Foundation Hospitals	3.266%	11/1/49	175	125
Kaiser Foundation Hospitals	3.002%	6/1/51	250	167
Koninklijke Philips NV	6.875%	3/11/38	100	110
Koninklijke Philips NV	5.000%	3/15/42	150	136
Laboratory Corp. of America Holdings	1.550%	6/1/26	200	186
Laboratory Corp. of America Holdings	3.600%	9/1/27	100	95
Laboratory Corp. of America Holdings	2.950%	12/1/29	125	112
Laboratory Corp. of America Holdings	2.700%	6/1/31	50	43
Laboratory Corp. of America Holdings	4.700%	2/1/45	195	171

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mass General Brigham Inc.	3.342%	7/1/60	250	168
	Mayo Clinic	3.774%	11/15/43	75	62
	Mayo Clinic	4.128%	11/15/52	50	42
	Mayo Clinic	3.196%	11/15/61	250	167
	McKesson Corp.	0.900%	12/3/25	500	470
	McKesson Corp.	4.900%	7/15/28	24	24
	McKesson Corp.	5.100%	7/15/33	100	100
	McLaren Health Care Corp.	4.386%	5/15/48	50	43
[3]	MedStar Health Inc.	3.626%	8/15/49	75	57
	Medtronic Inc.	4.375%	3/15/35	511	481
	Medtronic Inc.	4.625%	3/15/45	244	221
	Memorial Health Services	3.447%	11/1/49	100	74
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	68
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	124
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	21
	Merck & Co. Inc.	1.700%	6/10/27	400	367
	Merck & Co. Inc.	4.050%	5/17/28	100	98
	Merck & Co. Inc.	1.900%	12/10/28	400	356
	Merck & Co. Inc.	3.400%	3/7/29	375	354
	Merck & Co. Inc.	4.300%	5/17/30	133	130
	Merck & Co. Inc.	1.450%	6/24/30	210	174
	Merck & Co. Inc.	2.150%	12/10/31	450	374
	Merck & Co. Inc.	4.500%	5/17/33	265	256
	Merck & Co. Inc.	6.500%	12/1/33	125	139
	Merck & Co. Inc.	3.900%	3/7/39	200	173
	Merck & Co. Inc.	3.600%	9/15/42	100	79
	Merck & Co. Inc.	4.150%	5/18/43	200	170
	Merck & Co. Inc.	4.900%	5/17/44	133	125
	Merck & Co. Inc.	3.700%	2/10/45	525	412
	Merck & Co. Inc.	4.000%	3/7/49	300	242
	Merck & Co. Inc.	2.750%	12/10/51	300	188
	Merck & Co. Inc.	5.000%	5/17/53	265	249
	Merck & Co. Inc.	2.900%	12/10/61	375	224
	Merck & Co. Inc.	5.150%	5/17/63	177	168
	Methodist Hospital	2.705%	12/1/50	300	189
[3]	Montefiore Obligated Group	5.246%	11/1/48	150	111
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	75	58
	Mount Sinai Hospital	3.391%	7/1/50	300	197
	MultiCare Health System	2.803%	8/15/50	250	150
	Mylan Inc.	5.400%	11/29/43	100	87
	Mylan Inc.	5.200%	4/15/48	175	142
	New York and Presbyterian Hospital	4.024%	8/1/45	130	109
	New York and Presbyterian Hospital	4.063%	8/1/56	75	61
	New York and Presbyterian Hospital	2.606%	8/1/60	100	57
	New York and Presbyterian Hospital	3.954%	8/1/19	125	90
	Northwell Healthcare Inc.	3.979%	11/1/46	100	77
	Northwell Healthcare Inc.	4.260%	11/1/47	200	162
	Northwell Healthcare Inc.	3.809%	11/1/49	100	74
	Novant Health Inc.	2.637%	11/1/36	250	189
	Novartis Capital Corp.	2.000%	2/14/27	525	489
	Novartis Capital Corp.	3.100%	5/17/27	175	167
	Novartis Capital Corp.	2.200%	8/14/30	410	355
	Novartis Capital Corp.	3.700%	9/21/42	100	82
	Novartis Capital Corp.	4.400%	5/6/44	375	334
	Novartis Capital Corp.	4.000%	11/20/45	225	188
	Novartis Capital Corp.	2.750%	8/14/50	75	49
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	93
[3]	NYU Langone Hospitals	4.368%	7/1/47	110	96
	NYU Langone Hospitals	3.380%	7/1/55	200	139
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	50	35
[3]	OhioHealth Corp.	3.042%	11/15/50	100	70
	Orlando Health Obligated Group	4.089%	10/1/48	50	41
	PeaceHealth Obligated Group	4.787%	11/15/48	75	66
	PeaceHealth Obligated Group	3.218%	11/15/50	200	132
	Pfizer Inc.	2.750%	6/3/26	225	215
	Pfizer Inc.	3.600%	9/15/28	200	191
	Pfizer Inc.	3.450%	3/15/29	375	355
	Pfizer Inc.	2.625%	4/1/30	300	266
	Pfizer Inc.	1.700%	5/28/30	225	189

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	1.750%	8/18/31	200	162
	Pfizer Inc.	4.100%	9/15/38	150	132
	Pfizer Inc.	3.900%	3/15/39	125	107
	Pfizer Inc.	7.200%	3/15/39	425	502
	Pfizer Inc.	2.550%	5/28/40	200	139
	Pfizer Inc.	4.300%	6/15/43	125	108
	Pfizer Inc.	4.400%	5/15/44	200	177
	Pfizer Inc.	4.125%	12/15/46	250	207
	Pfizer Inc.	4.200%	9/15/48	150	125
	Pfizer Inc.	4.000%	3/15/49	175	141
	Pfizer Inc.	2.700%	5/28/50	450	289
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	531	524
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	695
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	520
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	884	861
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	499
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	1,024
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	707	667
	Pharmacia LLC	6.600%	12/1/28	175	186
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	47
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	132
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	199
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	57
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	58
	Quest Diagnostics Inc.	3.450%	6/1/26	125	121
	Quest Diagnostics Inc.	4.200%	6/30/29	140	135
	Quest Diagnostics Inc.	2.950%	6/30/30	160	142
	Quest Diagnostics Inc.	2.800%	6/30/31	125	107
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	412
	Revvity Inc.	1.900%	9/15/28	250	219
	Revvity Inc.	3.625%	3/15/51	150	104
	Royalty Pharma plc	1.200%	9/2/25	300	285
	Royalty Pharma plc	2.200%	9/2/30	300	250
	Royalty Pharma plc	3.550%	9/2/50	350	235
	Royalty Pharma plc	3.350%	9/2/51	250	160
	Rush Obligated Group	3.922%	11/15/29	75	71
	Sanofi SA	3.625%	6/19/28	225	216
	Seattle Children's Hospital	2.719%	10/1/50	200	127
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	551
	Smith & Nephew plc	5.150%	3/20/27	100	100
	Smith & Nephew plc	2.032%	10/14/30	300	248
[6]	Solventum Corp.	5.450%	2/25/27	100	100
[6]	Solventum Corp.	5.400%	3/1/29	75	75
[6]	Solventum Corp.	5.450%	3/13/31	175	173
[6]	Solventum Corp.	5.600%	3/23/34	290	285
[6]	Solventum Corp.	5.900%	4/30/54	150	143
[6]	Solventum Corp.	6.000%	5/15/64	75	71
	SSM Health Care Corp.	3.823%	6/1/27	100	97
	SSM Health Care Corp.	4.894%	6/1/28	200	199
	Stanford Health Care	3.795%	11/15/48	75	60
	Stryker Corp.	3.375%	11/1/25	140	136
	Stryker Corp.	3.500%	3/15/26	183	178
	Stryker Corp.	3.650%	3/7/28	50	48
	Stryker Corp.	4.100%	4/1/43	75	62
	Stryker Corp.	4.375%	5/15/44	50	43
	Stryker Corp.	4.625%	3/15/46	200	176
	Sutter Health	1.321%	8/15/25	500	477
	Sutter Health	3.695%	8/15/28	75	71
	Sutter Health	5.164%	8/15/33	75	75
	Sutter Health	4.091%	8/15/48	75	62
	Sutter Health	3.361%	8/15/50	125	89
	Sutter Health	5.547%	8/15/53	75	77
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	402
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	150	109
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	404
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	128
	Texas Health Resources	2.328%	11/15/50	300	176
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	200
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	200	200
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	150	150
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	819
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	200	199
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	178
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	181
	Trinity Health Corp.	4.125%	12/1/45	85	72
	UnitedHealth Group Inc.	3.750%	7/15/25	400	394
	UnitedHealth Group Inc.	5.150%	10/15/25	200	200
	UnitedHealth Group Inc.	3.100%	3/15/26	225	218
	UnitedHealth Group Inc.	3.375%	4/15/27	350	336
	UnitedHealth Group Inc.	3.700%	5/15/27	120	116
	UnitedHealth Group Inc.	2.950%	10/15/27	150	141
	UnitedHealth Group Inc.	5.250%	2/15/28	375	380
	UnitedHealth Group Inc.	3.875%	12/15/28	150	144
	UnitedHealth Group Inc.	4.250%	1/15/29	200	195
	UnitedHealth Group Inc.	2.875%	8/15/29	150	136
	UnitedHealth Group Inc.	2.000%	5/15/30	755	642
	UnitedHealth Group Inc.	4.900%	4/15/31	200	198
	UnitedHealth Group Inc.	2.300%	5/15/31	650	546
	UnitedHealth Group Inc.	4.200%	5/15/32	250	235
	UnitedHealth Group Inc.	5.350%	2/15/33	375	380
	UnitedHealth Group Inc.	4.500%	4/15/33	200	191
	UnitedHealth Group Inc.	5.000%	4/15/34	200	197
	UnitedHealth Group Inc.	4.625%	7/15/35	175	168
	UnitedHealth Group Inc.	6.500%	6/15/37	50	55
	UnitedHealth Group Inc.	6.625%	11/15/37	125	138
	UnitedHealth Group Inc.	6.875%	2/15/38	245	280
	UnitedHealth Group Inc.	3.500%	8/15/39	240	194
	UnitedHealth Group Inc.	2.750%	5/15/40	200	144
	UnitedHealth Group Inc.	5.950%	2/15/41	60	63
	UnitedHealth Group Inc.	3.050%	5/15/41	300	222
	UnitedHealth Group Inc.	4.625%	11/15/41	110	99
	UnitedHealth Group Inc.	4.375%	3/15/42	50	44
	UnitedHealth Group Inc.	3.950%	10/15/42	175	143
	UnitedHealth Group Inc.	4.250%	3/15/43	125	108
	UnitedHealth Group Inc.	4.750%	7/15/45	305	276
	UnitedHealth Group Inc.	4.200%	1/15/47	210	173
	UnitedHealth Group Inc.	4.250%	4/15/47	290	241
	UnitedHealth Group Inc.	4.250%	6/15/48	300	248
	UnitedHealth Group Inc.	4.450%	12/15/48	150	128
	UnitedHealth Group Inc.	3.700%	8/15/49	310	233
	UnitedHealth Group Inc.	3.250%	5/15/51	750	515
	UnitedHealth Group Inc.	5.875%	2/15/53	200	208
	UnitedHealth Group Inc.	5.050%	4/15/53	269	250
	UnitedHealth Group Inc.	5.375%	4/15/54	325	316
	UnitedHealth Group Inc.	3.875%	8/15/59	420	311
	UnitedHealth Group Inc.	3.125%	5/15/60	250	158
	UnitedHealth Group Inc.	6.050%	2/15/63	200	210
	UnitedHealth Group Inc.	5.200%	4/15/63	300	278
	UnitedHealth Group Inc.	5.500%	4/15/64	200	194
	Universal Health Services Inc.	2.650%	10/15/30	300	256
	UPMC	5.035%	5/15/33	150	147
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	862
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	185
	Viatris Inc.	2.300%	6/22/27	175	160
	Viatris Inc.	4.000%	6/22/50	250	168
	WakeMed	3.286%	10/1/52	200	140
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	50	44
	Wyeth LLC	6.500%	2/1/34	150	165
	Wyeth LLC	6.000%	2/15/36	85	90
	Wyeth LLC	5.950%	4/1/37	385	405
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	241
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	350	293
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	50
	Zoetis Inc.	4.500%	11/13/25	100	99
	Zoetis Inc.	3.000%	9/12/27	150	141
	Zoetis Inc.	3.900%	8/20/28	100	95
	Zoetis Inc.	2.000%	5/15/30	150	126

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	5.600%	11/16/32	250	256
	Zoetis Inc.	4.700%	2/1/43	175	156
	Zoetis Inc.	3.950%	9/12/47	150	117
	Zoetis Inc.	4.450%	8/20/48	75	64
					129,357
Industrials (1.9%)
	3M Co.	3.000%	8/7/25	100	97
	3M Co.	2.250%	9/19/26	150	141
	3M Co.	2.875%	10/15/27	125	117
	3M Co.	3.375%	3/1/29	150	139
	3M Co.	2.375%	8/26/29	360	315
	3M Co.	3.125%	9/19/46	75	50
	3M Co.	3.625%	10/15/47	100	72
	3M Co.	4.000%	9/14/48	150	119
	3M Co.	3.700%	4/15/50	125	91
	AGCO Corp.	5.450%	3/21/27	70	70
	AGCO Corp.	5.800%	3/21/34	125	124
	Allegion plc	3.500%	10/1/29	75	69
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	166
	Allegion US Holding Co. Inc.	5.600%	5/29/34	130	130
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	326	279
[3]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	34	32
[3]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	97	91
[3]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	97	89
[3]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	33	31
[3]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	39	35
	Amphenol Corp.	4.350%	6/1/29	100	97
	Amphenol Corp.	2.800%	2/15/30	275	245
	Amphenol Corp.	2.200%	9/15/31	100	82
	Amphenol Corp.	5.250%	4/5/34	200	199
	Automatic Data Processing Inc.	3.375%	9/15/25	200	196
	Automatic Data Processing Inc.	1.700%	5/15/28	200	179
	Automatic Data Processing Inc.	1.250%	9/1/30	400	324
	Block Financial LLC	5.250%	10/1/25	100	99
	Block Financial LLC	3.875%	8/15/30	200	183
	BNSF Funding Trust I	6.613%	12/15/55	65	65
	Boeing Co.	2.196%	2/4/26	1,200	1,129
	Boeing Co.	3.100%	5/1/26	100	95
	Boeing Co.	2.250%	6/15/26	50	47
	Boeing Co.	2.700%	2/1/27	195	180
	Boeing Co.	2.800%	3/1/27	50	46
	Boeing Co.	5.040%	5/1/27	360	352
[6]	Boeing Co.	6.259%	5/1/27	200	201
	Boeing Co.	3.250%	3/1/28	100	91
	Boeing Co.	3.450%	11/1/28	250	226
	Boeing Co.	3.200%	3/1/29	200	177
[6]	Boeing Co.	6.298%	5/1/29	275	279
	Boeing Co.	2.950%	2/1/30	190	163
	Boeing Co.	5.150%	5/1/30	907	871
[6]	Boeing Co.	6.388%	5/1/31	200	204
	Boeing Co.	6.125%	2/15/33	75	75
	Boeing Co.	3.600%	5/1/34	150	121
[6]	Boeing Co.	6.528%	5/1/34	450	461
	Boeing Co.	3.250%	2/1/35	190	145
	Boeing Co.	6.625%	2/15/38	50	51
	Boeing Co.	3.550%	3/1/38	50	36
	Boeing Co.	3.500%	3/1/39	75	53
	Boeing Co.	6.875%	3/15/39	100	103
	Boeing Co.	5.875%	2/15/40	75	70
	Boeing Co.	5.705%	5/1/40	640	591
	Boeing Co.	3.375%	6/15/46	75	48
	Boeing Co.	3.650%	3/1/47	55	36
	Boeing Co.	3.625%	3/1/48	75	48
	Boeing Co.	3.850%	11/1/48	60	40
	Boeing Co.	3.900%	5/1/49	100	67
	Boeing Co.	3.750%	2/1/50	250	164
	Boeing Co.	5.805%	5/1/50	980	885
[6]	Boeing Co.	6.858%	5/1/54	450	461
	Boeing Co.	3.950%	8/1/59	75	48

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	5.930%	5/1/60	550	492
[6]	Boeing Co.	7.008%	5/1/64	275	282
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	74
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	215
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	135
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	119
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	247
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	219
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	174
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	153
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	120
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	92
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	220
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	104
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	67
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	119
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	102
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	303
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	163
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	294
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	133
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	126
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	325	312
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	225	226
	Canadian National Railway Co.	6.250%	8/1/34	75	82
	Canadian National Railway Co.	6.200%	6/1/36	75	81
	Canadian National Railway Co.	6.375%	11/15/37	100	110
	Canadian National Railway Co.	3.200%	8/2/46	100	72
	Canadian National Railway Co.	2.450%	5/1/50	105	63
	Canadian Pacific Railway Co.	2.875%	11/15/29	100	90
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	171
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	111
	Canadian Pacific Railway Co.	2.450%	12/2/31	250	227
	Canadian Pacific Railway Co.	5.950%	5/15/37	80	83
	Canadian Pacific Railway Co.	3.000%	12/2/41	178	154
	Canadian Pacific Railway Co.	4.300%	5/15/43	75	64
	Canadian Pacific Railway Co.	4.950%	8/15/45	125	114
	Canadian Pacific Railway Co.	4.700%	5/1/48	225	195
	Canadian Pacific Railway Co.	3.500%	5/1/50	100	72
	Canadian Pacific Railway Co.	3.100%	12/2/51	500	332
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	122
	Carrier Global Corp.	2.493%	2/15/27	250	234
	Carrier Global Corp.	2.722%	2/15/30	355	314
	Carrier Global Corp.	2.700%	2/15/31	85	73
	Carrier Global Corp.	5.900%	3/15/34	175	183
	Carrier Global Corp.	3.377%	4/5/40	300	232
	Carrier Global Corp.	3.577%	4/5/50	370	269
	Carrier Global Corp.	6.200%	3/15/54	200	215
	Caterpillar Financial Services Corp.	3.650%	8/12/25	300	295
	Caterpillar Financial Services Corp.	0.800%	11/13/25	400	377
	Caterpillar Financial Services Corp.	0.900%	3/2/26	300	280
	Caterpillar Financial Services Corp.	4.350%	5/15/26	200	197
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	95
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	184
	Caterpillar Financial Services Corp.	1.700%	1/8/27	200	185
	Caterpillar Financial Services Corp.	3.600%	8/12/27	300	289
	Caterpillar Inc.	2.600%	9/19/29	200	179
	Caterpillar Inc.	2.600%	4/9/30	120	107
	Caterpillar Inc.	6.050%	8/15/36	100	108
	Caterpillar Inc.	3.803%	8/15/42	243	197
	Caterpillar Inc.	3.250%	9/19/49	200	142
	Caterpillar Inc.	3.250%	4/9/50	200	142
	Caterpillar Inc.	4.750%	5/15/64	100	88
	Cintas Corp. No. 2	3.700%	4/1/27	175	168
	Cintas Corp. No. 2	4.000%	5/1/32	150	141
	CNH Industrial Capital LLC	1.450%	7/15/26	200	185
	CNH Industrial Capital LLC	5.100%	4/20/29	265	264
	CNH Industrial NV	3.850%	11/15/27	100	96
	CSX Corp.	3.350%	11/1/25	150	146
	CSX Corp.	3.250%	6/1/27	150	143

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	3.800%	3/1/28	350	337
	CSX Corp.	4.250%	3/15/29	200	194
	CSX Corp.	2.400%	2/15/30	172	150
	CSX Corp.	4.100%	11/15/32	187	175
	CSX Corp.	5.200%	11/15/33	100	100
	CSX Corp.	6.220%	4/30/40	152	163
	CSX Corp.	5.500%	4/15/41	225	224
	CSX Corp.	4.750%	5/30/42	210	191
	CSX Corp.	4.100%	3/15/44	150	123
	CSX Corp.	4.300%	3/1/48	250	209
	CSX Corp.	4.750%	11/15/48	70	62
	CSX Corp.	4.500%	3/15/49	125	107
	CSX Corp.	3.350%	9/15/49	265	186
	CSX Corp.	4.500%	11/15/52	162	139
	CSX Corp.	4.500%	8/1/54	25	21
	CSX Corp.	4.250%	11/1/66	150	117
	CSX Corp.	4.650%	3/1/68	75	63
	Cummins Inc.	0.750%	9/1/25	400	380
	Cummins Inc.	4.900%	2/20/29	100	100
	Cummins Inc.	5.150%	2/20/34	200	200
	Cummins Inc.	2.600%	9/1/50	200	121
	Cummins Inc.	5.450%	2/20/54	200	196
	Deere & Co.	5.375%	10/16/29	125	128
	Deere & Co.	7.125%	3/3/31	100	113
	Deere & Co.	3.900%	6/9/42	250	209
	Deere & Co.	2.875%	9/7/49	200	134
	Deere & Co.	3.750%	4/15/50	175	137
[3]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	114	104
	Dover Corp.	3.150%	11/15/25	200	194
	Dover Corp.	2.950%	11/4/29	75	68
	Eaton Corp.	3.103%	9/15/27	128	121
	Eaton Corp.	4.150%	3/15/33	236	221
	Eaton Corp.	4.150%	11/2/42	150	128
	Eaton Corp.	4.700%	8/23/52	228	206
	Emerson Electric Co.	0.875%	10/15/26	475	433
	Emerson Electric Co.	2.000%	12/21/28	200	177
	Emerson Electric Co.	1.950%	10/15/30	100	84
	Emerson Electric Co.	2.200%	12/21/31	200	167
	Emerson Electric Co.	2.750%	10/15/50	150	96
	Emerson Electric Co.	2.800%	12/21/51	200	126
	FedEx Corp.	3.250%	4/1/26	100	97
	FedEx Corp.	3.100%	8/5/29	200	183
	FedEx Corp.	4.250%	5/15/30	100	96
	FedEx Corp.	3.900%	2/1/35	200	177
	FedEx Corp.	4.100%	4/15/43	75	60
	FedEx Corp.	4.100%	2/1/45	125	98
	FedEx Corp.	4.750%	11/15/45	250	215
	FedEx Corp.	4.550%	4/1/46	225	188
	FedEx Corp.	4.400%	1/15/47	125	102
	FedEx Corp.	4.050%	2/15/48	200	156
	FedEx Corp.	4.950%	10/17/48	250	221
	FedEx Corp.	5.250%	5/15/50	250	233
[3]	FedEx Corp. Pass Through Trust Class AA Series 2020-1	1.875%	8/20/35	406	337
	Fortive Corp.	3.150%	6/15/26	150	144
	Fortive Corp.	4.300%	6/15/46	100	83
	GE Capital Funding LLC	4.550%	5/15/32	200	191
	General Dynamics Corp.	3.500%	4/1/27	100	96
	General Dynamics Corp.	2.625%	11/15/27	200	186
	General Dynamics Corp.	3.750%	5/15/28	200	192
	General Dynamics Corp.	3.625%	4/1/30	200	187
	General Dynamics Corp.	4.250%	4/1/40	150	132
	General Dynamics Corp.	3.600%	11/15/42	100	79
	General Electric Co.	6.750%	3/15/32	240	263
	General Electric Co.	5.875%	1/14/38	560	575
	GXO Logistics Inc.	2.650%	7/15/31	250	203
	GXO Logistics Inc.	6.500%	5/6/34	90	91
	Hexcel Corp.	4.200%	2/15/27	72	69
	Honeywell International Inc.	2.500%	11/1/26	50	47
	Honeywell International Inc.	1.100%	3/1/27	250	227
	Honeywell International Inc.	4.950%	2/15/28	90	91

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	4.250%	1/15/29	200	196
	Honeywell International Inc.	2.700%	8/15/29	100	90
	Honeywell International Inc.	1.950%	6/1/30	1,000	852
	Honeywell International Inc.	1.750%	9/1/31	250	203
	Honeywell International Inc.	5.000%	2/15/33	197	197
	Honeywell International Inc.	4.500%	1/15/34	200	192
	Honeywell International Inc.	5.700%	3/15/37	200	208
	Honeywell International Inc.	5.375%	3/1/41	150	149
	Honeywell International Inc.	5.250%	3/1/54	315	306
	Honeywell International Inc.	5.350%	3/1/64	200	194
	Howmet Aerospace Inc.	3.000%	1/15/29	275	250
	Howmet Aerospace Inc.	5.950%	2/1/37	100	103
	Hubbell Inc.	3.350%	3/1/26	75	73
	Hubbell Inc.	3.150%	8/15/27	50	47
	Hubbell Inc.	3.500%	2/15/28	175	165
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	94
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	176
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	188
	IDEX Corp.	3.000%	5/1/30	75	66
	Illinois Tool Works Inc.	2.650%	11/15/26	300	285
	Illinois Tool Works Inc.	4.875%	9/15/41	75	71
	Illinois Tool Works Inc.	3.900%	9/1/42	250	208
	Ingersoll Rand Inc.	5.197%	6/15/27	200	201
	Ingersoll Rand Inc.	5.400%	8/14/28	100	101
	Ingersoll Rand Inc.	5.176%	6/15/29	200	200
	Ingersoll Rand Inc.	5.700%	8/14/33	200	205
	Ingersoll Rand Inc.	5.450%	6/15/34	200	202
	Ingersoll Rand Inc.	5.700%	6/15/54	200	201
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	195
[3]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/34	116	108
[3]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	119	103
	John Deere Capital Corp.	5.300%	9/8/25	350	350
	John Deere Capital Corp.	3.400%	9/11/25	75	73
	John Deere Capital Corp.	4.800%	1/9/26	200	199
	John Deere Capital Corp.	0.700%	1/15/26	300	280
	John Deere Capital Corp.	4.950%	3/6/26	450	449
	John Deere Capital Corp.	2.650%	6/10/26	100	96
	John Deere Capital Corp.	1.050%	6/17/26	200	185
	John Deere Capital Corp.	5.150%	9/8/26	200	200
	John Deere Capital Corp.	2.250%	9/14/26	125	118
	John Deere Capital Corp.	4.850%	3/5/27	450	448
	John Deere Capital Corp.	2.350%	3/8/27	200	187
	John Deere Capital Corp.	4.900%	6/11/27	171	171
	John Deere Capital Corp.	2.800%	9/8/27	150	140
	John Deere Capital Corp.	4.150%	9/15/27	200	196
	John Deere Capital Corp.	3.050%	1/6/28	100	94
	John Deere Capital Corp.	4.750%	1/20/28	200	199
	John Deere Capital Corp.	4.950%	7/14/28	200	200
	John Deere Capital Corp.	3.450%	3/7/29	50	47
	John Deere Capital Corp.	4.850%	6/11/29	119	119
	John Deere Capital Corp.	2.800%	7/18/29	150	136
	John Deere Capital Corp.	2.450%	1/9/30	325	287
	John Deere Capital Corp.	4.900%	3/7/31	450	448
	John Deere Capital Corp.	5.150%	9/8/33	300	301
	John Deere Capital Corp.	5.100%	4/11/34	175	174
	John Deere Capital Corp.	5.050%	6/12/34	200	199
	Johnson Controls International plc	3.900%	2/14/26	37	36
	Johnson Controls International plc	6.000%	1/15/36	39	41
	Johnson Controls International plc	4.625%	7/2/44	175	151
	Johnson Controls International plc	4.500%	2/15/47	100	83
	Johnson Controls International plc	4.950%	7/2/64	72	62
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/29	125	126
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	162
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	72	70
	Kennametal Inc.	4.625%	6/15/28	120	117
	Keysight Technologies Inc.	4.600%	4/6/27	125	123
	Keysight Technologies Inc.	3.000%	10/30/29	100	89
	Kirby Corp.	4.200%	3/1/28	300	290
	L3Harris Technologies Inc.	3.850%	12/15/26	50	48
	L3Harris Technologies Inc.	5.400%	1/15/27	200	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
L3Harris Technologies Inc.	4.400%	6/15/28	175	170
L3Harris Technologies Inc.	5.050%	6/1/29	130	129
L3Harris Technologies Inc.	5.250%	6/1/31	130	130
L3Harris Technologies Inc.	5.400%	7/31/33	260	259
L3Harris Technologies Inc.	5.350%	6/1/34	130	129
L3Harris Technologies Inc.	4.854%	4/27/35	100	95
L3Harris Technologies Inc.	5.054%	4/27/45	100	92
L3Harris Technologies Inc.	5.600%	7/31/53	175	173
Lennox International Inc.	1.700%	8/1/27	50	45
Lockheed Martin Corp.	3.550%	1/15/26	190	185
Lockheed Martin Corp.	5.100%	11/15/27	250	252
Lockheed Martin Corp.	4.450%	5/15/28	100	98
Lockheed Martin Corp.	3.900%	6/15/32	100	93
Lockheed Martin Corp.	5.250%	1/15/33	250	254
Lockheed Martin Corp.	3.600%	3/1/35	150	131
Lockheed Martin Corp.	4.500%	5/15/36	100	94
Lockheed Martin Corp.	6.150%	9/1/36	300	326
Lockheed Martin Corp.	4.070%	12/15/42	270	227
Lockheed Martin Corp.	3.800%	3/1/45	150	119
Lockheed Martin Corp.	4.700%	5/15/46	275	248
Lockheed Martin Corp.	4.090%	9/15/52	331	266
Lockheed Martin Corp.	4.150%	6/15/53	250	202
Lockheed Martin Corp.	5.700%	11/15/54	250	257
Lockheed Martin Corp.	5.200%	2/15/55	115	110
Lockheed Martin Corp.	4.300%	6/15/62	125	101
Lockheed Martin Corp.	5.900%	11/15/63	134	141
MasTec Inc.	5.900%	6/15/29	100	100
Nordson Corp.	5.600%	9/15/28	60	61
Nordson Corp.	5.800%	9/15/33	79	81
Norfolk Southern Corp.	3.650%	8/1/25	50	49
Norfolk Southern Corp.	2.900%	6/15/26	310	296
Norfolk Southern Corp.	7.800%	5/15/27	60	64
Norfolk Southern Corp.	3.150%	6/1/27	125	119
Norfolk Southern Corp.	3.800%	8/1/28	113	108
Norfolk Southern Corp.	2.550%	11/1/29	200	176
Norfolk Southern Corp.	5.050%	8/1/30	100	100
Norfolk Southern Corp.	3.000%	3/15/32	200	172
Norfolk Southern Corp.	4.837%	10/1/41	113	103
Norfolk Southern Corp.	4.450%	6/15/45	75	64
Norfolk Southern Corp.	4.650%	1/15/46	75	65
Norfolk Southern Corp.	3.942%	11/1/47	135	104
Norfolk Southern Corp.	4.150%	2/28/48	125	99
Norfolk Southern Corp.	4.100%	5/15/49	73	57
Norfolk Southern Corp.	3.400%	11/1/49	75	52
Norfolk Southern Corp.	3.050%	5/15/50	350	228
Norfolk Southern Corp.	4.050%	8/15/52	239	184
Norfolk Southern Corp.	4.550%	6/1/53	135	113
Norfolk Southern Corp.	5.350%	8/1/54	200	191
Norfolk Southern Corp.	3.155%	5/15/55	438	278
Norfolk Southern Corp.	5.950%	3/15/64	110	112
Norfolk Southern Corp.	5.100%	8/1/18	60	51
Norfolk Southern Corp.	4.100%	5/15/21	100	71
Northrop Grumman Corp.	3.200%	2/1/27	150	143
Northrop Grumman Corp.	3.250%	1/15/28	100	94
Northrop Grumman Corp.	4.600%	2/1/29	100	98
Northrop Grumman Corp.	4.400%	5/1/30	290	280
Northrop Grumman Corp.	4.700%	3/15/33	100	97
Northrop Grumman Corp.	4.900%	6/1/34	150	146
Northrop Grumman Corp.	5.150%	5/1/40	90	86
Northrop Grumman Corp.	5.050%	11/15/40	150	143
Northrop Grumman Corp.	4.750%	6/1/43	275	246
Northrop Grumman Corp.	4.030%	10/15/47	380	301
Northrop Grumman Corp.	5.250%	5/1/50	135	128
Northrop Grumman Corp.	4.950%	3/15/53	100	90
Northrop Grumman Corp.	5.200%	6/1/54	200	187
Nvent Finance Sarl	4.550%	4/15/28	100	97
Oshkosh Corp.	4.600%	5/15/28	185	180
Oshkosh Corp.	3.100%	3/1/30	60	53
Otis Worldwide Corp.	2.293%	4/5/27	200	185
Otis Worldwide Corp.	5.250%	8/16/28	150	151

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Otis Worldwide Corp.	2.565%	2/15/30	300	263
Otis Worldwide Corp.	3.112%	2/15/40	125	93
Otis Worldwide Corp.	3.362%	2/15/50	150	106
PACCAR Financial Corp.	5.000%	5/13/27	400	401
Parker-Hannifin Corp.	3.250%	3/1/27	125	119
Parker-Hannifin Corp.	4.250%	9/15/27	215	210
Parker-Hannifin Corp.	3.250%	6/14/29	75	69
Parker-Hannifin Corp.	6.250%	5/15/38	150	161
Parker-Hannifin Corp.	4.450%	11/21/44	200	170
Parker-Hannifin Corp.	4.000%	6/14/49	215	168
Precision Castparts Corp.	4.375%	6/15/45	200	176
Quanta Services Inc.	2.900%	10/1/30	400	352
Regal Rexnord Corp.	6.050%	2/15/26	100	100
Regal Rexnord Corp.	6.050%	4/15/28	250	253
Regal Rexnord Corp.	6.300%	2/15/30	200	204
Regal Rexnord Corp.	6.400%	4/15/33	225	231
RELX Capital Inc.	4.000%	3/18/29	100	96
RELX Capital Inc.	3.000%	5/22/30	150	135
RELX Capital Inc.	4.750%	5/20/32	100	97
Republic Services Inc.	0.875%	11/15/25	500	470
Republic Services Inc.	5.000%	11/15/29	125	125
Republic Services Inc.	1.750%	2/15/32	135	106
Republic Services Inc.	2.375%	3/15/33	125	100
Republic Services Inc.	5.000%	12/15/33	115	113
Republic Services Inc.	5.000%	4/1/34	145	142
Republic Services Inc.	6.200%	3/1/40	175	186
Republic Services Inc.	5.700%	5/15/41	100	101
Republic Services Inc.	3.050%	3/1/50	70	47
Rockwell Automation Inc.	3.500%	3/1/29	100	94
Rockwell Automation Inc.	1.750%	8/15/31	200	162
Rockwell Automation Inc.	4.200%	3/1/49	125	105
Rockwell Automation Inc.	2.800%	8/15/61	200	115
RTX Corp.	3.950%	8/16/25	400	393
RTX Corp.	5.750%	11/8/26	225	227
RTX Corp.	3.500%	3/15/27	300	288
RTX Corp.	3.125%	5/4/27	225	213
RTX Corp.	7.200%	8/15/27	25	27
RTX Corp.	4.125%	11/16/28	537	517
RTX Corp.	2.250%	7/1/30	300	256
RTX Corp.	1.900%	9/1/31	200	160
RTX Corp.	2.375%	3/15/32	200	164
RTX Corp.	5.150%	2/27/33	200	198
RTX Corp.	6.100%	3/15/34	197	207
RTX Corp.	5.400%	5/1/35	150	150
RTX Corp.	6.050%	6/1/36	100	105
RTX Corp.	6.125%	7/15/38	50	52
RTX Corp.	4.450%	11/16/38	175	155
RTX Corp.	4.700%	12/15/41	50	44
RTX Corp.	4.500%	6/1/42	675	586
RTX Corp.	4.800%	12/15/43	65	58
RTX Corp.	4.150%	5/15/45	200	161
RTX Corp.	3.750%	11/1/46	200	150
RTX Corp.	4.350%	4/15/47	250	206
RTX Corp.	4.050%	5/4/47	107	84
RTX Corp.	4.625%	11/16/48	350	300
RTX Corp.	3.125%	7/1/50	179	118
RTX Corp.	2.820%	9/1/51	200	122
RTX Corp.	3.030%	3/15/52	200	128
RTX Corp.	5.375%	2/27/53	200	190
RTX Corp.	6.400%	3/15/54	314	343
Ryder System Inc.	2.900%	12/1/26	100	94
Ryder System Inc.	5.300%	3/15/27	100	100
Ryder System Inc.	5.650%	3/1/28	100	101
Ryder System Inc.	5.250%	6/1/28	200	200
Ryder System Inc.	5.375%	3/15/29	300	301
Snap-on Inc.	3.250%	3/1/27	50	48
Snap-on Inc.	4.100%	3/1/48	75	61
Snap-on Inc.	3.100%	5/1/50	75	51
Southwest Airlines Co.	3.000%	11/15/26	100	95
Southwest Airlines Co.	5.125%	6/15/27	245	244

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Airlines Co.	3.450%	11/16/27	50	47
	Southwest Airlines Co.	2.625%	2/10/30	100	87
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	97
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	70
	Stanley Black & Decker Inc.	4.850%	11/15/48	90	76
	Stanley Black & Decker Inc.	2.750%	11/15/50	135	77
	Textron Inc.	4.000%	3/15/26	200	195
	Textron Inc.	3.650%	3/15/27	250	240
	Textron Inc.	3.900%	9/17/29	225	211
	Textron Inc.	6.100%	11/15/33	50	52
	Thomson Reuters Corp.	5.500%	8/15/35	75	75
	Thomson Reuters Corp.	5.850%	4/15/40	100	103
	Thomson Reuters Corp.	5.650%	11/23/43	100	98
	Timken Co.	4.500%	12/15/28	25	24
	Trane Technologies Financing Ltd.	3.500%	3/21/26	75	73
	Trane Technologies Financing Ltd.	3.800%	3/21/29	225	214
	Trane Technologies Financing Ltd.	5.250%	3/3/33	200	201
	Trane Technologies Financing Ltd.	4.500%	3/21/49	75	64
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	128
	Trimble Inc.	4.900%	6/15/28	50	49
	Tyco Electronics Group SA	3.125%	8/15/27	200	189
	Tyco Electronics Group SA	2.500%	2/4/32	200	169
	Tyco Electronics Group SA	7.125%	10/1/37	125	144
	Union Pacific Corp.	3.750%	7/15/25	560	552
	Union Pacific Corp.	2.750%	3/1/26	75	72
	Union Pacific Corp.	2.150%	2/5/27	513	478
	Union Pacific Corp.	2.400%	2/5/30	200	175
	Union Pacific Corp.	2.800%	2/14/32	100	86
	Union Pacific Corp.	3.375%	2/1/35	100	85
	Union Pacific Corp.	2.891%	4/6/36	500	403
	Union Pacific Corp.	3.600%	9/15/37	90	76
	Union Pacific Corp.	3.250%	2/5/50	200	139
	Union Pacific Corp.	2.950%	3/10/52	250	161
	Union Pacific Corp.	4.950%	9/9/52	110	103
	Union Pacific Corp.	3.500%	2/14/53	600	430
	Union Pacific Corp.	3.950%	8/15/59	100	75
	Union Pacific Corp.	3.839%	3/20/60	386	284
	Union Pacific Corp.	2.973%	9/16/62	325	192
	Union Pacific Corp.	3.799%	4/6/71	260	183
[3]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	40	39
[3]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	51	49
[3]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	380	381
[3]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	225	228
[3]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	131	122
[3]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	50	46
[3]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	141	132
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	81	70
[3]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	202	199
	United Parcel Service Inc.	2.400%	11/15/26	399	376
	United Parcel Service Inc.	3.400%	3/15/29	100	94
	United Parcel Service Inc.	2.500%	9/1/29	100	89
	United Parcel Service Inc.	4.875%	3/3/33	200	197
	United Parcel Service Inc.	5.150%	5/22/34	200	199
	United Parcel Service Inc.	6.200%	1/15/38	173	187
	United Parcel Service Inc.	5.200%	4/1/40	255	249
	United Parcel Service Inc.	4.875%	11/15/40	75	70
	United Parcel Service Inc.	3.625%	10/1/42	100	79
	United Parcel Service Inc.	4.250%	3/15/49	125	103
	United Parcel Service Inc.	3.400%	9/1/49	200	144
	United Parcel Service Inc.	5.300%	4/1/50	300	292
	United Parcel Service Inc.	5.050%	3/3/53	100	94
	United Parcel Service Inc.	5.500%	5/22/54	200	198
	United Parcel Service Inc.	5.600%	5/22/64	200	198
	Valmont Industries Inc.	5.000%	10/1/44	150	135
	Valmont Industries Inc.	5.250%	10/1/54	75	67
[6]	Veralto Corp.	5.500%	9/18/26	125	125
[6]	Veralto Corp.	5.350%	9/18/28	125	125
[6]	Veralto Corp.	5.450%	9/18/33	125	125
	Vontier Corp.	1.800%	4/1/26	90	84
	Vontier Corp.	2.400%	4/1/28	85	75

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vontier Corp.	2.950%	4/1/31	105	86
	Waste Connections Inc.	4.250%	12/1/28	51	49
	Waste Connections Inc.	3.500%	5/1/29	200	187
	Waste Connections Inc.	2.600%	2/1/30	139	122
	Waste Connections Inc.	3.200%	6/1/32	300	261
	Waste Connections Inc.	4.200%	1/15/33	132	122
	Waste Connections Inc.	3.050%	4/1/50	75	50
	Waste Connections Inc.	2.950%	1/15/52	200	128
	Waste Management Inc.	0.750%	11/15/25	100	94
	Waste Management Inc.	4.950%	7/3/27	200	200
	Waste Management Inc.	3.150%	11/15/27	125	118
	Waste Management Inc.	4.875%	2/15/29	200	199
	Waste Management Inc.	1.500%	3/15/31	200	160
	Waste Management Inc.	4.950%	7/3/31	175	174
	Waste Management Inc.	4.625%	2/15/33	88	85
	Waste Management Inc.	4.875%	2/15/34	200	196
	Waste Management Inc.	2.950%	6/1/41	200	145
	Waste Management Inc.	2.500%	11/15/50	200	119
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	175	172
	WW Grainger Inc.	3.750%	5/15/46	75	58
	WW Grainger Inc.	4.200%	5/15/47	75	62
	Xylem Inc.	3.250%	11/1/26	100	96
	Xylem Inc.	1.950%	1/30/28	100	90
	Xylem Inc.	2.250%	1/30/31	100	84
	Xylem Inc.	4.375%	11/1/46	100	84
					83,984
Materials (0.8%)
	Air Products & Chemicals, Inc.	4.850%	2/8/34	265	260
	Air Products and Chemicals Inc.	2.050%	5/15/30	200	171
	Air Products and Chemicals Inc.	2.700%	5/15/40	200	143
	Air Products and Chemicals Inc.	2.800%	5/15/50	200	128
	Albemarle Corp.	5.450%	12/1/44	75	68
	Albemarle Corp.	5.650%	6/1/52	100	89
	Amcor Finance USA Inc.	5.625%	5/26/33	123	124
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	107
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	168
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	179
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	175
	ArcelorMittal SA	4.550%	3/11/26	100	98
	ArcelorMittal SA	6.550%	11/29/27	200	206
	ArcelorMittal SA	4.250%	7/16/29	100	96
	ArcelorMittal SA	6.800%	11/29/32	180	190
	ArcelorMittal SA	7.000%	10/15/39	100	107
	ArcelorMittal SA	6.750%	3/1/41	100	102
	ArcelorMittal SA	6.350%	6/17/54	85	83
	Avery Dennison Corp.	4.875%	12/6/28	75	74
	Avery Dennison Corp.	5.750%	3/15/33	190	194
	Barrick Gold Corp.	6.450%	10/15/35	75	80
	Barrick North America Finance LLC	5.700%	5/30/41	350	346
	Barrick North America Finance LLC	5.750%	5/1/43	150	149
	Berry Global Inc.	1.570%	1/15/26	400	376
	Berry Global Inc.	5.500%	4/15/28	540	539
[6]	Berry Global Inc.	5.800%	6/15/31	200	200
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	200	199
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	199
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	200	201
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	300	300
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	440	412
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	140	139
	Cabot Corp.	4.000%	7/1/29	55	52
	Carlisle Cos. Inc.	3.750%	12/1/27	125	119
	Carlisle Cos. Inc.	2.750%	3/1/30	150	132
	Celanese US Holdings LLC	6.165%	7/15/27	400	406
	Celanese US Holdings LLC	6.350%	11/15/28	175	180
	Celanese US Holdings LLC	6.330%	7/15/29	200	206
	Celanese US Holdings LLC	6.550%	11/15/30	150	157
	Celanese US Holdings LLC	6.379%	7/15/32	200	206
	Celanese US Holdings LLC	6.700%	11/15/33	150	158
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	175

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CF Industries Inc.	5.150%	3/15/34	200	192
CF Industries Inc.	4.950%	6/1/43	150	131
CF Industries Inc.	5.375%	3/15/44	100	92
CRH America Finance Inc.	5.400%	5/21/34	200	198
CRH SMW Finance DAC	5.200%	5/21/29	200	200
Dow Chemical Co.	4.800%	11/30/28	225	223
Dow Chemical Co.	2.100%	11/15/30	400	337
Dow Chemical Co.	5.150%	2/15/34	175	171
Dow Chemical Co.	4.250%	10/1/34	106	97
Dow Chemical Co.	9.400%	5/15/39	203	269
Dow Chemical Co.	5.250%	11/15/41	100	93
Dow Chemical Co.	4.625%	10/1/44	200	171
Dow Chemical Co.	5.550%	11/30/48	100	95
Dow Chemical Co.	6.900%	5/15/53	150	167
Dow Chemical Co.	5.600%	2/15/54	360	347
DuPont de Nemours Inc.	4.493%	11/15/25	350	345
DuPont de Nemours Inc.	4.725%	11/15/28	425	423
DuPont de Nemours Inc.	5.319%	11/15/38	182	187
DuPont de Nemours Inc.	5.419%	11/15/48	375	388
Eastman Chemical Co.	5.625%	2/20/34	100	99
Eastman Chemical Co.	4.800%	9/1/42	225	196
Eastman Chemical Co.	4.650%	10/15/44	150	126
Ecolab Inc.	2.700%	11/1/26	200	189
Ecolab Inc.	1.650%	2/1/27	100	92
Ecolab Inc.	3.250%	12/1/27	100	94
Ecolab Inc.	5.250%	1/15/28	200	202
Ecolab Inc.	1.300%	1/30/31	500	398
Ecolab Inc.	2.125%	2/1/32	100	82
Ecolab Inc.	2.700%	12/15/51	255	157
Ecolab Inc.	2.750%	8/18/55	100	60
EIDP Inc.	1.700%	7/15/25	100	96
EIDP Inc.	4.500%	5/15/26	100	99
EIDP Inc.	2.300%	7/15/30	100	86
EIDP Inc.	4.800%	5/15/33	100	96
FMC Corp.	5.150%	5/18/26	100	99
FMC Corp.	3.200%	10/1/26	50	47
FMC Corp.	3.450%	10/1/29	100	90
FMC Corp.	5.650%	5/18/33	100	99
FMC Corp.	4.500%	10/1/49	100	76
FMC Corp.	6.375%	5/18/53	100	99
Freeport-McMoRan Inc.	5.000%	9/1/27	200	198
Freeport-McMoRan Inc.	4.125%	3/1/28	100	96
Freeport-McMoRan Inc.	4.375%	8/1/28	100	97
Freeport-McMoRan Inc.	5.250%	9/1/29	100	100
Freeport-McMoRan Inc.	4.250%	3/1/30	100	95
Freeport-McMoRan Inc.	4.625%	8/1/30	200	193
Freeport-McMoRan Inc.	5.400%	11/14/34	100	98
Freeport-McMoRan Inc.	5.450%	3/15/43	300	283
Georgia-Pacific LLC	8.875%	5/15/31	250	305
Huntsman International LLC	4.500%	5/1/29	90	85
Huntsman International LLC	2.950%	6/15/31	100	82
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	48
International Paper Co.	5.000%	9/15/35	100	94
International Paper Co.	6.000%	11/15/41	100	100
International Paper Co.	4.800%	6/15/44	300	261
International Paper Co.	4.400%	8/15/47	200	160
Kinross Gold Corp.	4.500%	7/15/27	25	24
Kinross Gold Corp.	6.250%	7/15/33	100	104
Linde Inc.	4.700%	12/5/25	200	199
Linde Inc.	1.100%	8/10/30	300	242
Linde Inc.	3.550%	11/7/42	50	40
LYB International Finance BV	5.250%	7/15/43	200	181
LYB International Finance III LLC	1.250%	10/1/25	491	465
LYB International Finance III LLC	5.625%	5/15/33	52	53
LYB International Finance III LLC	5.500%	3/1/34	100	99
LYB International Finance III LLC	3.375%	10/1/40	200	146
LYB International Finance III LLC	4.200%	10/15/49	135	104
LYB International Finance III LLC	4.200%	5/1/50	50	38
LYB International Finance III LLC	3.625%	4/1/51	280	192
LyondellBasell Industries NV	4.625%	2/26/55	380	308

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	48
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	95
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	87
	Martin Marietta Materials Inc.	2.400%	7/15/31	150	124
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	142
	Martin Marietta Materials Inc.	3.200%	7/15/51	220	146
	Mosaic Co.	4.050%	11/15/27	200	192
	Mosaic Co.	5.450%	11/15/33	100	99
	Mosaic Co.	4.875%	11/15/41	50	44
	Mosaic Co.	5.625%	11/15/43	100	95
	Newmont Corp.	2.800%	10/1/29	150	135
	Newmont Corp.	2.250%	10/1/30	200	171
	Newmont Corp.	2.600%	7/15/32	100	83
	Newmont Corp.	5.875%	4/1/35	100	103
	Newmont Corp.	6.250%	10/1/39	225	237
	Newmont Corp.	4.875%	3/15/42	255	235
	Newmont Corp.	5.450%	6/9/44	150	145
[6]	Newmont Corp./Newcrest Finance Pty. Ltd.	5.300%	3/15/26	175	175
[6]	Newmont Corp./Newcrest Finance Pty. Ltd.	4.200%	5/13/50	100	81
	Nucor Corp.	3.950%	5/1/28	100	96
	Nucor Corp.	2.700%	6/1/30	100	88
	Nucor Corp.	3.125%	4/1/32	100	87
	Nucor Corp.	6.400%	12/1/37	100	108
	Nucor Corp.	2.979%	12/15/55	300	184
	Nutrien Ltd.	5.950%	11/7/25	200	201
	Nutrien Ltd.	4.000%	12/15/26	50	48
	Nutrien Ltd.	5.200%	6/21/27	175	175
	Nutrien Ltd.	4.900%	3/27/28	200	198
	Nutrien Ltd.	5.400%	6/21/34	200	197
	Nutrien Ltd.	4.125%	3/15/35	250	223
	Nutrien Ltd.	5.625%	12/1/40	275	266
	Nutrien Ltd.	6.125%	1/15/41	70	72
	Nutrien Ltd.	4.900%	6/1/43	50	45
	Nutrien Ltd.	5.250%	1/15/45	191	176
	Nutrien Ltd.	5.000%	4/1/49	100	88
	Nutrien Ltd.	3.950%	5/13/50	140	105
	Nutrien Ltd.	5.800%	3/27/53	135	133
	Owens Corning	3.400%	8/15/26	200	192
	Owens Corning	3.950%	8/15/29	100	94
	Owens Corning	3.875%	6/1/30	50	47
	Owens Corning	5.700%	6/15/34	200	202
	Owens Corning	4.300%	7/15/47	200	161
	Owens Corning	5.950%	6/15/54	200	201
	Packaging Corp. of America	3.400%	12/15/27	100	95
	Packaging Corp. of America	3.000%	12/15/29	140	125
	Packaging Corp. of America	4.050%	12/15/49	90	71
	Packaging Corp. of America	3.050%	10/1/51	100	65
	PPG Industries Inc.	2.550%	6/15/30	300	262
	Reliance Inc.	2.150%	8/15/30	100	84
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	238
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	81
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	217
	Rio Tinto Finance USA plc	5.000%	3/9/33	200	199
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	139
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	212
	Rio Tinto Finance USA plc	5.125%	3/9/53	200	188
	Rohm and Haas Co.	7.850%	7/15/29	125	138
	RPM International Inc.	3.750%	3/15/27	50	48
	RPM International Inc.	4.250%	1/15/48	200	165
	Sherwin-Williams Co.	3.450%	8/1/25	225	220
	Sherwin-Williams Co.	4.250%	8/8/25	200	197
	Sherwin-Williams Co.	3.950%	1/15/26	200	196
	Sherwin-Williams Co.	3.450%	6/1/27	100	95
	Sherwin-Williams Co.	2.300%	5/15/30	100	86
	Sherwin-Williams Co.	4.000%	12/15/42	100	80
	Sherwin-Williams Co.	4.550%	8/1/45	90	76
	Sherwin-Williams Co.	4.500%	6/1/47	300	253
	Sherwin-Williams Co.	3.300%	5/15/50	100	68
[6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	199
[6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	198

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	200	199
	Sonoco Products Co.	2.250%	2/1/27	500	462
	Sonoco Products Co.	3.125%	5/1/30	105	93
	Southern Copper Corp.	7.500%	7/27/35	100	116
	Southern Copper Corp.	6.750%	4/16/40	275	299
	Southern Copper Corp.	5.250%	11/8/42	300	279
	Southern Copper Corp.	5.875%	4/23/45	200	197
	Steel Dynamics Inc.	3.450%	4/15/30	125	114
	Steel Dynamics Inc.	3.250%	1/15/31	100	89
	Steel Dynamics Inc.	3.250%	10/15/50	100	66
	Suzano Austria GmbH	6.000%	1/15/29	400	399
	Suzano Austria GmbH	5.000%	1/15/30	200	189
	Suzano Austria GmbH	3.750%	1/15/31	200	174
	Suzano Austria GmbH	3.125%	1/15/32	125	102
	Teck Resources Ltd.	3.900%	7/15/30	100	93
	Teck Resources Ltd.	6.125%	10/1/35	100	102
	Teck Resources Ltd.	6.000%	8/15/40	119	117
	Teck Resources Ltd.	5.200%	3/1/42	100	89
	Vale Overseas Ltd.	3.750%	7/8/30	100	90
	Vale Overseas Ltd.	6.125%	6/12/33	200	201
	Vale Overseas Ltd.	8.250%	1/17/34	50	59
	Vale Overseas Ltd.	6.875%	11/21/36	310	331
	Vale Overseas Ltd.	6.875%	11/10/39	325	346
	Vale Overseas Ltd.	6.400%	6/28/54	173	171
	Vale SA	5.625%	9/11/42	75	73
	Vulcan Materials Co.	3.500%	6/1/30	150	137
	Vulcan Materials Co.	4.500%	6/15/47	125	104
	Westlake Corp.	3.600%	8/15/26	100	96
	Westlake Corp.	3.375%	6/15/30	100	90
	Westlake Corp.	5.000%	8/15/46	200	175
	Westlake Corp.	3.125%	8/15/51	100	63
	Westlake Corp.	3.375%	8/15/61	100	61
	WestRock MWV LLC	7.950%	2/15/31	250	283
	WRKCo Inc.	4.650%	3/15/26	100	99
	WRKCo Inc.	3.375%	9/15/27	250	237
	WRKCo Inc.	4.900%	3/15/29	200	199
	WRKCo Inc.	3.000%	6/15/33	100	84
	Yamana Gold Inc.	2.630%	8/15/31	100	83
					34,871
Real Estate (0.9%)
	Agree LP	5.625%	6/15/34	143	142
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	176
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	132
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	376
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	93
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	301
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	134
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	100	94
	American Homes 4 Rent LP	2.375%	7/15/31	200	162
	American Homes 4 Rent LP	5.500%	2/1/34	100	98
	American Homes 4 Rent LP	5.500%	7/15/34	100	98
	American Homes 4 Rent LP	3.375%	7/15/51	200	131
	American Tower Corp.	1.600%	4/15/26	200	187
	American Tower Corp.	1.450%	9/15/26	200	183
	American Tower Corp.	3.375%	10/15/26	200	191
	American Tower Corp.	2.750%	1/15/27	500	469
	American Tower Corp.	3.125%	1/15/27	125	118
	American Tower Corp.	3.650%	3/15/27	200	192
	American Tower Corp.	1.500%	1/31/28	500	438
	American Tower Corp.	3.950%	3/15/29	140	132
	American Tower Corp.	3.800%	8/15/29	475	442
	American Tower Corp.	2.900%	1/15/30	145	128
	American Tower Corp.	2.100%	6/15/30	150	126
	American Tower Corp.	2.700%	4/15/31	200	169
	American Tower Corp.	2.300%	9/15/31	200	163
	American Tower Corp.	4.050%	3/15/32	200	183
	American Tower Corp.	5.450%	2/15/34	200	198
	American Tower Corp.	3.700%	10/15/49	200	145
	American Tower Corp.	3.100%	6/15/50	150	97

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AvalonBay Communities Inc.	2.950%	5/11/26	150	144
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.200%	1/15/28	75	70
AvalonBay Communities Inc.	2.050%	1/15/32	300	245
AvalonBay Communities Inc.	5.000%	2/15/33	50	49
AvalonBay Communities Inc.	5.350%	6/1/34	100	100
AvalonBay Communities Inc.	3.900%	10/15/46	60	47
AvalonBay Communities Inc.	4.350%	4/15/48	60	50
Boston Properties LP	3.650%	2/1/26	100	97
Boston Properties LP	2.750%	10/1/26	50	47
Boston Properties LP	3.400%	6/21/29	400	356
Boston Properties LP	2.900%	3/15/30	400	340
Boston Properties LP	2.450%	10/1/33	400	297
Boston Properties LP	6.500%	1/15/34	50	51
Brixmor Operating Partnership LP	4.125%	6/15/26	200	195
Brixmor Operating Partnership LP	3.900%	3/15/27	75	72
Brixmor Operating Partnership LP	4.125%	5/15/29	533	503
Brixmor Operating Partnership LP	4.050%	7/1/30	250	232
Camden Property Trust	3.150%	7/1/29	50	46
Camden Property Trust	2.800%	5/15/30	265	235
Camden Property Trust	3.350%	11/1/49	120	84
CBRE Services Inc.	4.875%	3/1/26	125	124
CBRE Services Inc.	5.500%	4/1/29	75	75
CBRE Services Inc.	2.500%	4/1/31	200	166
CBRE Services Inc.	5.950%	8/15/34	200	202
COPT Defense Properties LP	2.000%	1/15/29	350	297
Crown Castle Inc.	1.350%	7/15/25	100	96
Crown Castle Inc.	4.450%	2/15/26	250	246
Crown Castle Inc.	3.700%	6/15/26	175	169
Crown Castle Inc.	2.900%	3/15/27	200	188
Crown Castle Inc.	3.650%	9/1/27	325	309
Crown Castle Inc.	3.800%	2/15/28	425	403
Crown Castle Inc.	4.800%	9/1/28	200	196
Crown Castle Inc.	3.100%	11/15/29	100	89
Crown Castle Inc.	3.300%	7/1/30	115	103
Crown Castle Inc.	2.250%	1/15/31	200	164
Crown Castle Inc.	2.500%	7/15/31	200	165
Crown Castle Inc.	5.100%	5/1/33	200	193
Crown Castle Inc.	2.900%	4/1/41	500	346
Crown Castle Inc.	4.750%	5/15/47	95	81
Crown Castle Inc.	5.200%	2/15/49	75	68
Crown Castle Inc.	4.150%	7/1/50	100	78
Crown Castle Inc.	3.250%	1/15/51	200	132
CubeSmart LP	4.000%	11/15/25	50	49
CubeSmart LP	3.125%	9/1/26	100	95
CubeSmart LP	2.250%	12/15/28	200	176
CubeSmart LP	4.375%	2/15/29	50	48
CubeSmart LP	2.000%	2/15/31	75	61
CubeSmart LP	2.500%	2/15/32	200	164
Digital Realty Trust LP	4.450%	7/15/28	370	359
Digital Realty Trust LP	3.600%	7/1/29	175	162
DOC DR LLC	4.300%	3/15/27	100	98
DOC DR LLC	2.625%	11/1/31	500	413
EPR Properties	4.500%	6/1/27	141	135
EPR Properties	3.600%	11/15/31	175	146
Equinix Inc.	1.250%	7/15/25	100	96
Equinix Inc.	1.000%	9/15/25	500	473
Equinix Inc.	1.450%	5/15/26	200	186
Equinix Inc.	2.900%	11/18/26	100	94
Equinix Inc.	1.800%	7/15/27	100	90
Equinix Inc.	1.550%	3/15/28	500	437
Equinix Inc.	3.200%	11/18/29	450	406
Equinix Inc.	2.150%	7/15/30	250	210
Equinix Inc.	2.500%	5/15/31	200	167
Equinix Inc.	3.000%	7/15/50	100	63
ERP Operating LP	2.850%	11/1/26	50	47
ERP Operating LP	3.500%	3/1/28	100	95
ERP Operating LP	4.150%	12/1/28	70	68
ERP Operating LP	3.000%	7/1/29	75	68
ERP Operating LP	2.500%	2/15/30	150	131

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ERP Operating LP	4.500%	7/1/44	150	127
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	77
Essex Portfolio LP	3.375%	4/15/26	345	333
Essex Portfolio LP	3.625%	5/1/27	100	96
Essex Portfolio LP	4.000%	3/1/29	100	94
Essex Portfolio LP	3.000%	1/15/30	110	97
Essex Portfolio LP	2.650%	3/15/32	105	87
Essex Portfolio LP	4.500%	3/15/48	120	99
Extra Space Storage LP	3.500%	7/1/26	125	120
Extra Space Storage LP	3.875%	12/15/27	150	143
Extra Space Storage LP	5.700%	4/1/28	200	202
Extra Space Storage LP	4.000%	6/15/29	25	23
Extra Space Storage LP	5.500%	7/1/30	400	403
Extra Space Storage LP	5.900%	1/15/31	100	102
Extra Space Storage LP	2.400%	10/15/31	200	164
Extra Space Storage LP	2.350%	3/15/32	100	80
Extra Space Storage LP	5.400%	2/1/34	100	98
Federal Realty OP LP	3.250%	7/15/27	50	47
Federal Realty OP LP	3.200%	6/15/29	100	91
Federal Realty OP LP	4.500%	12/1/44	150	121
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	174
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	25
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	271
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	160
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	179
Healthcare Realty Holdings LP	3.500%	8/1/26	130	124
Healthcare Realty Holdings LP	2.000%	3/15/31	250	197
Healthpeak OP LLC	3.250%	7/15/26	25	24
Healthpeak OP LLC	3.500%	7/15/29	180	166
Healthpeak OP LLC	3.000%	1/15/30	200	177
Healthpeak OP LLC	5.250%	12/15/32	100	98
Healthpeak OP LLC	6.750%	2/1/41	100	109
Highwoods Realty LP	2.600%	2/1/31	250	200
Highwoods Realty LP	7.650%	2/1/34	100	107
Host Hotels & Resorts LP	3.500%	9/15/30	100	88
Host Hotels & Resorts LP	2.900%	12/15/31	275	229
Host Hotels & Resorts LP	5.700%	7/1/34	100	98
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	177
Invitation Homes Operating Partnership LP	5.450%	8/15/30	32	32
Invitation Homes Operating Partnership LP	5.500%	8/15/33	80	79
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	158
Jones Lang LaSalle Inc.	6.875%	12/1/28	100	105
Kilroy Realty LP	3.450%	12/15/24	50	49
Kilroy Realty LP	4.750%	12/15/28	50	47
Kilroy Realty LP	4.250%	8/15/29	104	94
Kilroy Realty LP	3.050%	2/15/30	200	169
Kilroy Realty LP	2.650%	11/15/33	250	184
Kimco Realty OP LLC	2.800%	10/1/26	125	118
Kimco Realty OP LLC	3.800%	4/1/27	75	72
Kimco Realty OP LLC	1.900%	3/1/28	500	446
Kimco Realty OP LLC	2.700%	10/1/30	100	86
Kimco Realty OP LLC	3.200%	4/1/32	200	172
Kimco Realty OP LLC	4.600%	2/1/33	200	188
Kimco Realty OP LLC	6.400%	3/1/34	100	106
Kimco Realty OP LLC	4.125%	12/1/46	50	38
Kimco Realty OP LLC	4.450%	9/1/47	50	40
Kite Realty Group LP	4.000%	10/1/26	200	194
Kite Realty Group LP	5.500%	3/1/34	100	98
LXP Industrial Trust	2.375%	10/1/31	200	160
Mid-America Apartments LP	3.600%	6/1/27	250	240
Mid-America Apartments LP	3.950%	3/15/29	100	96
Mid-America Apartments LP	2.750%	3/15/30	150	133
Mid-America Apartments LP	1.700%	2/15/31	150	120
Mid-America Apartments LP	5.300%	2/15/32	50	50
NNN REIT Inc.	3.500%	10/15/27	350	332
NNN REIT Inc.	4.300%	10/15/28	25	24
NNN REIT Inc.	2.500%	4/15/30	75	64
NNN REIT Inc.	5.600%	10/15/33	150	149
NNN REIT Inc.	4.800%	10/15/48	50	42

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NNN REIT Inc.	3.100%	4/15/50	50	32
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	223
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	213
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	204
Physicians Realty LP	3.950%	1/15/28	100	96
Piedmont Operating Partnership LP	9.250%	7/20/28	100	107
Prologis LP	3.250%	6/30/26	175	169
Prologis LP	2.125%	4/15/27	105	97
Prologis LP	3.375%	12/15/27	160	152
Prologis LP	3.875%	9/15/28	100	96
Prologis LP	2.250%	4/15/30	155	133
Prologis LP	1.750%	7/1/30	200	165
Prologis LP	1.250%	10/15/30	350	279
Prologis LP	2.250%	1/15/32	100	82
Prologis LP	4.750%	6/15/33	100	96
Prologis LP	5.125%	1/15/34	127	125
Prologis LP	5.000%	3/15/34	272	266
Prologis LP	4.375%	9/15/48	75	63
Prologis LP	3.000%	4/15/50	140	91
Prologis LP	5.250%	6/15/53	200	189
Prologis LP	5.250%	3/15/54	100	95
Public Storage Operating Co.	1.500%	11/9/26	225	207
Public Storage Operating Co.	3.094%	9/15/27	100	94
Public Storage Operating Co.	1.950%	11/9/28	225	198
Public Storage Operating Co.	5.125%	1/15/29	100	101
Public Storage Operating Co.	3.385%	5/1/29	100	93
Public Storage Operating Co.	2.250%	11/9/31	225	186
Public Storage Operating Co.	5.350%	8/1/53	170	164
Realty Income Corp.	4.625%	11/1/25	75	74
Realty Income Corp.	4.125%	10/15/26	125	122
Realty Income Corp.	3.000%	1/15/27	150	142
Realty Income Corp.	3.200%	1/15/27	80	76
Realty Income Corp.	3.950%	8/15/27	450	434
Realty Income Corp.	3.650%	1/15/28	190	181
Realty Income Corp.	2.100%	3/15/28	300	269
Realty Income Corp.	4.750%	2/15/29	100	98
Realty Income Corp.	4.000%	7/15/29	60	57
Realty Income Corp.	3.100%	12/15/29	150	135
Realty Income Corp.	3.400%	1/15/30	80	73
Realty Income Corp.	2.850%	12/15/32	50	41
Realty Income Corp.	1.800%	3/15/33	500	376
Realty Income Corp.	5.125%	2/15/34	250	243
Realty Income Corp.	4.650%	3/15/47	175	151
Regency Centers LP	3.600%	2/1/27	25	24
Regency Centers LP	4.125%	3/15/28	75	72
Regency Centers LP	5.250%	1/15/34	100	97
Regency Centers LP	4.400%	2/1/47	200	162
Regency Centers LP	4.650%	3/15/49	75	62
Rexford Industrial Realty LP	2.150%	9/1/31	200	159
Sabra Health Care LP	5.125%	8/15/26	25	25
Sabra Health Care LP	3.900%	10/15/29	150	136
Sabra Health Care LP	3.200%	12/1/31	150	125
Safehold GL Holdings LLC	2.850%	1/15/32	200	164
Simon Property Group LP	3.500%	9/1/25	300	294
Simon Property Group LP	3.300%	1/15/26	195	189
Simon Property Group LP	1.375%	1/15/27	500	456
Simon Property Group LP	1.750%	2/1/28	250	223
Simon Property Group LP	2.650%	7/15/30	200	174
Simon Property Group LP	2.200%	2/1/31	250	207
Simon Property Group LP	2.250%	1/15/32	500	406
Simon Property Group LP	2.650%	2/1/32	100	83
Simon Property Group LP	6.250%	1/15/34	85	90
Simon Property Group LP	4.250%	11/30/46	100	80
Simon Property Group LP	3.250%	9/13/49	300	201
Simon Property Group LP	3.800%	7/15/50	200	147
Simon Property Group LP	5.850%	3/8/53	89	88
Simon Property Group LP	6.650%	1/15/54	85	94
SITE Centers Corp.	4.250%	2/1/26	70	69
Store Capital LLC	4.500%	3/15/28	75	71
Store Capital LLC	4.625%	3/15/29	100	94

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sun Communities Operating LP	2.300%	11/1/28	200	176
Sun Communities Operating LP	5.500%	1/15/29	100	100
Sun Communities Operating LP	4.200%	4/15/32	200	179
Tanger Properties LP	3.125%	9/1/26	175	165
Tanger Properties LP	3.875%	7/15/27	50	47
UDR Inc.	2.950%	9/1/26	150	142
UDR Inc.	3.500%	7/1/27	150	142
UDR Inc.	3.500%	1/15/28	250	236
UDR Inc.	3.200%	1/15/30	60	54
UDR Inc.	3.000%	8/15/31	65	56
UDR Inc.	1.900%	3/15/33	200	151
UDR Inc.	3.100%	11/1/34	65	52
Ventas Realty LP	4.125%	1/15/26	75	73
Ventas Realty LP	3.250%	10/15/26	75	71
Ventas Realty LP	3.850%	4/1/27	50	48
Ventas Realty LP	4.000%	3/1/28	125	119
Ventas Realty LP	3.000%	1/15/30	100	88
Ventas Realty LP	4.750%	11/15/30	200	192
Ventas Realty LP	5.625%	7/1/34	52	51
Ventas Realty LP	4.875%	4/15/49	80	68
VICI Properties LP	4.750%	2/15/28	200	195
VICI Properties LP	4.950%	2/15/30	200	193
VICI Properties LP	5.125%	5/15/32	200	191
VICI Properties LP	5.750%	4/1/34	100	99
VICI Properties LP	5.625%	5/15/52	225	201
Welltower OP LLC	4.250%	4/1/26	150	147
Welltower OP LLC	4.250%	4/15/28	125	121
Welltower OP LLC	4.125%	3/15/29	250	239
Welltower OP LLC	2.750%	1/15/31	250	215
Welltower OP LLC	2.750%	1/15/32	200	168
Welltower OP LLC	6.500%	3/15/41	25	27
Welltower OP LLC	4.950%	9/1/48	75	68
Weyerhaeuser Co.	4.750%	5/15/26	51	50
Weyerhaeuser Co.	4.000%	11/15/29	150	141
Weyerhaeuser Co.	4.000%	4/15/30	200	187
Weyerhaeuser Co.	7.375%	3/15/32	29	32
Weyerhaeuser Co.	3.375%	3/9/33	200	171
WP Carey Inc.	4.250%	10/1/26	75	73
WP Carey Inc.	2.250%	4/1/33	200	155
				41,708
Technology (1.9%)
Adobe Inc.	2.150%	2/1/27	180	168
Adobe Inc.	2.300%	2/1/30	225	197
Adobe Inc.	4.950%	4/4/34	200	199
Amdocs Ltd.	2.538%	6/15/30	200	170
Analog Devices Inc.	3.500%	12/5/26	200	193
Analog Devices Inc.	3.450%	6/15/27	100	96
Analog Devices Inc.	1.700%	10/1/28	200	176
Analog Devices Inc.	2.800%	10/1/41	200	141
Analog Devices Inc.	2.950%	10/1/51	400	261
Apple Inc.	0.550%	8/20/25	500	475
Apple Inc.	0.700%	2/8/26	500	467
Apple Inc.	3.250%	2/23/26	705	686
Apple Inc.	2.450%	8/4/26	450	427
Apple Inc.	3.350%	2/9/27	500	482
Apple Inc.	3.200%	5/11/27	775	743
Apple Inc.	2.900%	9/12/27	555	524
Apple Inc.	1.200%	2/8/28	500	442
Apple Inc.	4.000%	5/10/28	200	196
Apple Inc.	1.400%	8/5/28	150	132
Apple Inc.	2.200%	9/11/29	430	381
Apple Inc.	4.150%	5/10/30	88	86
Apple Inc.	1.250%	8/20/30	500	409
Apple Inc.	1.650%	2/8/31	500	413
Apple Inc.	1.700%	8/5/31	200	164
Apple Inc.	3.350%	8/8/32	200	181
Apple Inc.	4.500%	2/23/36	225	220
Apple Inc.	2.375%	2/8/41	500	346
Apple Inc.	3.850%	5/4/43	450	377

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.450%	5/6/44	200	185
	Apple Inc.	3.450%	2/9/45	825	640
	Apple Inc.	4.375%	5/13/45	400	356
	Apple Inc.	4.650%	2/23/46	910	840
	Apple Inc.	3.850%	8/4/46	375	306
	Apple Inc.	3.750%	11/13/47	450	358
	Apple Inc.	2.650%	5/11/50	515	329
	Apple Inc.	2.400%	8/20/50	75	45
	Apple Inc.	2.650%	2/8/51	794	502
	Apple Inc.	2.700%	8/5/51	75	48
	Apple Inc.	4.850%	5/10/53	82	79
	Apple Inc.	2.550%	8/20/60	300	182
	Apple Inc.	2.800%	2/8/61	600	366
	Apple Inc.	2.850%	8/5/61	275	169
	Applied Materials Inc.	3.900%	10/1/25	145	143
	Applied Materials Inc.	3.300%	4/1/27	225	216
	Applied Materials Inc.	1.750%	6/1/30	200	168
	Applied Materials Inc.	5.100%	10/1/35	100	101
	Applied Materials Inc.	5.850%	6/15/41	125	132
	Applied Materials Inc.	4.350%	4/1/47	175	153
	Applied Materials Inc.	2.750%	6/1/50	200	131
	Arrow Electronics Inc.	3.875%	1/12/28	100	95
	Atlassian Corp.	5.500%	5/15/34	200	198
	Autodesk Inc.	3.500%	6/15/27	75	72
	Autodesk Inc.	2.850%	1/15/30	75	67
	Autodesk Inc.	2.400%	12/15/31	200	166
	Avnet Inc.	4.625%	4/15/26	100	98
	Avnet Inc.	6.250%	3/15/28	100	103
	Booz Allen Hamilton Inc.	5.950%	8/4/33	150	154
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	702
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	142
	Broadcom Inc.	3.150%	11/15/25	278	269
[6]	Broadcom Inc.	1.950%	2/15/28	157	140
	Broadcom Inc.	4.110%	9/15/28	428	413
[6]	Broadcom Inc.	4.000%	4/15/29	200	191
	Broadcom Inc.	4.750%	4/15/29	300	296
	Broadcom Inc.	5.000%	4/15/30	250	250
	Broadcom Inc.	4.150%	11/15/30	600	567
[6]	Broadcom Inc.	2.450%	2/15/31	500	421
	Broadcom Inc.	4.300%	11/15/32	400	374
[6]	Broadcom Inc.	2.600%	2/15/33	50	40
[6]	Broadcom Inc.	3.419%	4/15/33	652	562
[6]	Broadcom Inc.	3.469%	4/15/34	436	372
[6]	Broadcom Inc.	3.187%	11/15/36	50	40
[6]	Broadcom Inc.	4.926%	5/15/37	550	517
[6]	Broadcom Inc.	3.500%	2/15/41	805	617
[6]	Broadcom Inc.	3.750%	2/15/51	500	371
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	95
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	90
	CDW LLC / CDW Finance Corp.	3.569%	12/1/31	130	113
	CGI Inc.	1.450%	9/14/26	300	275
	CGI Inc.	2.300%	9/14/31	100	80
	Cisco Systems Inc.	4.900%	2/26/26	400	400
	Cisco Systems Inc.	2.950%	2/28/26	100	97
	Cisco Systems Inc.	2.500%	9/20/26	225	214
	Cisco Systems Inc.	4.800%	2/26/27	350	349
	Cisco Systems Inc.	4.850%	2/26/29	650	650
	Cisco Systems Inc.	4.950%	2/26/31	261	261
	Cisco Systems Inc.	5.050%	2/26/34	713	712
	Cisco Systems Inc.	5.900%	2/15/39	400	425
	Cisco Systems Inc.	5.300%	2/26/54	375	368
	Cisco Systems Inc.	5.350%	2/26/64	200	195
	Concentrix Corp.	6.650%	8/2/26	250	253
	Concentrix Corp.	6.600%	8/2/28	250	253
	Concentrix Corp.	6.850%	8/2/33	93	92
	Corning Inc.	5.750%	8/15/40	195	193
	Corning Inc.	3.900%	11/15/49	100	75
	Corning Inc.	4.375%	11/15/57	300	235
	Corning Inc.	5.450%	11/15/79	200	184
	Dell Inc.	7.100%	4/15/28	30	32

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dell Inc.	6.500%	4/15/38	100	105
Dell International LLC / EMC Corp.	5.850%	7/15/25	200	200
Dell International LLC / EMC Corp.	6.020%	6/15/26	695	702
Dell International LLC / EMC Corp.	4.900%	10/1/26	250	248
Dell International LLC / EMC Corp.	6.100%	7/15/27	100	103
Dell International LLC / EMC Corp.	5.250%	2/1/28	200	201
Dell International LLC / EMC Corp.	5.300%	10/1/29	300	302
Dell International LLC / EMC Corp.	6.200%	7/15/30	62	65
Dell International LLC / EMC Corp.	5.750%	2/1/33	50	51
Dell International LLC / EMC Corp.	8.100%	7/15/36	173	206
Dell International LLC / EMC Corp.	3.375%	12/15/41	200	146
Dell International LLC / EMC Corp.	8.350%	7/15/46	105	133
Dell International LLC / EMC Corp.	3.450%	12/15/51	300	203
DXC Technology Co.	1.800%	9/15/26	200	184
DXC Technology Co.	2.375%	9/15/28	200	174
Equifax Inc.	2.600%	12/15/25	100	96
Fidelity National Information Services Inc.	1.150%	3/1/26	500	466
Fiserv Inc.	3.200%	7/1/26	700	672
Flex Ltd.	4.875%	6/15/29	150	145
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/29	50	51
Global Payments Inc.	2.150%	1/15/27	200	185
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	496
Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	141
Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	201
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	158
Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	289
HP Inc.	1.450%	6/17/26	200	186
HP Inc.	3.000%	6/17/27	350	329
HP Inc.	4.750%	1/15/28	200	198
HP Inc.	4.000%	4/15/29	100	95
HP Inc.	3.400%	6/17/30	500	455
HP Inc.	2.650%	6/17/31	200	169
HP Inc.	4.200%	4/15/32	200	185
HP Inc.	5.500%	1/15/33	200	201
HP Inc.	6.000%	9/15/41	200	204
IBM International Capital Pte. Ltd.	4.900%	2/5/34	400	388
IBM International Capital Pte. Ltd.	5.300%	2/5/54	700	656
Intel Corp.	3.700%	7/29/25	450	442
Intel Corp.	2.600%	5/19/26	210	200
Intel Corp.	3.750%	8/5/27	200	193
Intel Corp.	4.875%	2/10/28	310	309
Intel Corp.	1.600%	8/12/28	200	175
Intel Corp.	2.450%	11/15/29	375	330
Intel Corp.	3.900%	3/25/30	345	324
Intel Corp.	2.000%	8/12/31	250	204
Intel Corp.	4.150%	8/5/32	200	187
Intel Corp.	4.000%	12/15/32	150	138
Intel Corp.	5.200%	2/10/33	396	395
Intel Corp.	4.600%	3/25/40	100	90
Intel Corp.	2.800%	8/12/41	200	138
Intel Corp.	4.800%	10/1/41	162	147
Intel Corp.	4.250%	12/15/42	150	124
Intel Corp.	4.100%	5/19/46	250	200
Intel Corp.	4.100%	5/11/47	200	158
Intel Corp.	3.734%	12/8/47	674	496
Intel Corp.	3.250%	11/15/49	300	201
Intel Corp.	4.750%	3/25/50	400	345
Intel Corp.	3.050%	8/12/51	250	159
Intel Corp.	5.700%	2/10/53	481	473
Intel Corp.	3.100%	2/15/60	300	182
Intel Corp.	3.200%	8/12/61	200	123
Intel Corp.	5.050%	8/5/62	300	265
Intel Corp.	5.900%	2/10/63	200	200
International Business Machines Corp.	7.000%	10/30/25	300	307
International Business Machines Corp.	3.450%	2/19/26	285	277
International Business Machines Corp.	3.300%	5/15/26	700	676
International Business Machines Corp.	1.700%	5/15/27	265	242
International Business Machines Corp.	6.220%	8/1/27	75	77
International Business Machines Corp.	6.500%	1/15/28	75	79
International Business Machines Corp.	4.500%	2/6/28	300	296

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
International Business Machines Corp.	3.500%	5/15/29	450	421
International Business Machines Corp.	1.950%	5/15/30	265	224
International Business Machines Corp.	4.750%	2/6/33	200	195
International Business Machines Corp.	4.150%	5/15/39	450	387
International Business Machines Corp.	5.600%	11/30/39	48	49
International Business Machines Corp.	4.000%	6/20/42	358	293
International Business Machines Corp.	4.250%	5/15/49	400	325
International Business Machines Corp.	2.950%	5/15/50	165	105
International Business Machines Corp.	5.100%	2/6/53	300	280
Intuit Inc.	0.950%	7/15/25	100	96
Intuit Inc.	1.350%	7/15/27	100	90
Intuit Inc.	1.650%	7/15/30	100	83
Intuit Inc.	5.200%	9/15/33	200	201
Intuit Inc.	5.500%	9/15/53	275	276
Jabil Inc.	3.950%	1/12/28	100	95
Jabil Inc.	3.600%	1/15/30	100	90
Jabil Inc.	3.000%	1/15/31	150	128
Juniper Networks Inc.	3.750%	8/15/29	200	186
Juniper Networks Inc.	5.950%	3/15/41	25	25
KLA Corp.	4.100%	3/15/29	150	146
KLA Corp.	4.650%	7/15/32	200	195
KLA Corp.	5.000%	3/15/49	75	70
KLA Corp.	3.300%	3/1/50	150	105
KLA Corp.	4.950%	7/15/52	200	186
KLA Corp.	5.250%	7/15/62	200	191
Kyndryl Holdings Inc.	2.050%	10/15/26	100	92
Kyndryl Holdings Inc.	2.700%	10/15/28	100	89
Kyndryl Holdings Inc.	3.150%	10/15/31	100	84
Kyndryl Holdings Inc.	4.100%	10/15/41	100	76
Lam Research Corp.	3.750%	3/15/26	150	146
Lam Research Corp.	4.000%	3/15/29	150	144
Lam Research Corp.	1.900%	6/15/30	295	249
Lam Research Corp.	4.875%	3/15/49	125	114
Lam Research Corp.	2.875%	6/15/50	150	98
Lam Research Corp.	3.125%	6/15/60	100	63
Leidos Inc.	4.375%	5/15/30	150	142
Leidos Inc.	2.300%	2/15/31	200	165
Marvell Technology Inc.	2.450%	4/15/28	100	90
Marvell Technology Inc.	4.875%	6/22/28	100	99
Marvell Technology Inc.	2.950%	4/15/31	100	86
Marvell Technology Inc.	5.950%	9/15/33	100	103
Microchip Technology Inc.	4.250%	9/1/25	200	197
Micron Technology Inc.	4.975%	2/6/26	100	99
Micron Technology Inc.	4.185%	2/15/27	200	194
Micron Technology Inc.	5.375%	4/15/28	200	201
Micron Technology Inc.	5.327%	2/6/29	150	151
Micron Technology Inc.	6.750%	11/1/29	75	80
Micron Technology Inc.	4.663%	2/15/30	100	97
Micron Technology Inc.	5.875%	2/9/33	235	240
Micron Technology Inc.	5.875%	9/15/33	200	205
Micron Technology Inc.	3.366%	11/1/41	100	73
Micron Technology Inc.	3.477%	11/1/51	100	69
Microsoft Corp.	3.125%	11/3/25	632	617
Microsoft Corp.	2.400%	8/8/26	805	766
Microsoft Corp.	3.400%	9/15/26	160	155
Microsoft Corp.	3.300%	2/6/27	675	651
Microsoft Corp.	1.350%	9/15/30	150	124
Microsoft Corp.	3.500%	2/12/35	325	294
Microsoft Corp.	4.200%	11/3/35	350	334
Microsoft Corp.	3.450%	8/8/36	675	589
Microsoft Corp.	4.100%	2/6/37	250	234
Microsoft Corp.	3.700%	8/8/46	476	390
Microsoft Corp.	4.500%	6/15/47	200	185
Microsoft Corp.	2.525%	6/1/50	1,103	696
Microsoft Corp.	2.500%	9/15/50	300	189
Microsoft Corp.	2.921%	3/17/52	964	655
Microsoft Corp.	2.675%	6/1/60	644	392
Microsoft Corp.	3.041%	3/17/62	656	434
Motorola Solutions Inc.	4.600%	2/23/28	125	123
Motorola Solutions Inc.	5.500%	9/1/44	75	73

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NetApp Inc.	2.375%	6/22/27	100	92
NetApp Inc.	2.700%	6/22/30	200	174
Nokia OYJ	6.625%	5/15/39	90	90
NVIDIA Corp.	3.200%	9/16/26	200	193
NVIDIA Corp.	1.550%	6/15/28	250	223
NVIDIA Corp.	2.850%	4/1/30	300	272
NVIDIA Corp.	2.000%	6/15/31	250	210
NVIDIA Corp.	3.500%	4/1/40	200	165
NVIDIA Corp.	3.500%	4/1/50	405	310
NVIDIA Corp.	3.700%	4/1/60	113	85
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	100
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	76
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	432
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	181
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	168
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	343
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	146
NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	71
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	66
Oracle Corp.	1.650%	3/25/26	725	680
Oracle Corp.	2.650%	7/15/26	561	532
Oracle Corp.	2.800%	4/1/27	500	470
Oracle Corp.	2.300%	3/25/28	500	452
Oracle Corp.	4.500%	5/6/28	35	34
Oracle Corp.	6.150%	11/9/29	225	235
Oracle Corp.	2.950%	4/1/30	550	489
Oracle Corp.	4.650%	5/6/30	100	98
Oracle Corp.	2.875%	3/25/31	900	777
Oracle Corp.	4.300%	7/8/34	325	296
Oracle Corp.	3.900%	5/15/35	150	130
Oracle Corp.	3.850%	7/15/36	250	211
Oracle Corp.	3.800%	11/15/37	525	432
Oracle Corp.	6.125%	7/8/39	250	259
Oracle Corp.	3.600%	4/1/40	605	465
Oracle Corp.	5.375%	7/15/40	950	902
Oracle Corp.	3.650%	3/25/41	300	229
Oracle Corp.	4.500%	7/8/44	250	208
Oracle Corp.	4.125%	5/15/45	425	333
Oracle Corp.	4.000%	7/15/46	710	541
Oracle Corp.	4.000%	11/15/47	600	454
Oracle Corp.	3.600%	4/1/50	920	642
Oracle Corp.	3.950%	3/25/51	600	444
Oracle Corp.	6.900%	11/9/52	355	397
Oracle Corp.	5.550%	2/6/53	200	189
Oracle Corp.	4.375%	5/15/55	150	117
Oracle Corp.	3.850%	4/1/60	200	138
Oracle Corp.	4.100%	3/25/61	300	215
Qorvo Inc.	4.375%	10/15/29	200	189
QUALCOMM Inc.	3.250%	5/20/27	400	382
QUALCOMM Inc.	1.300%	5/20/28	378	331
QUALCOMM Inc.	1.650%	5/20/32	414	326
QUALCOMM Inc.	5.400%	5/20/33	200	207
QUALCOMM Inc.	4.650%	5/20/35	200	195
QUALCOMM Inc.	4.800%	5/20/45	275	254
QUALCOMM Inc.	4.300%	5/20/47	250	213
QUALCOMM Inc.	3.250%	5/20/50	200	141
QUALCOMM Inc.	4.500%	5/20/52	200	173
QUALCOMM Inc.	6.000%	5/20/53	200	215
Roper Technologies Inc.	1.000%	9/15/25	500	474
Roper Technologies Inc.	3.850%	12/15/25	100	98
Roper Technologies Inc.	3.800%	12/15/26	145	140
Roper Technologies Inc.	1.400%	9/15/27	500	445
Roper Technologies Inc.	4.200%	9/15/28	175	169
Roper Technologies Inc.	2.950%	9/15/29	125	112
Roper Technologies Inc.	2.000%	6/30/30	125	104
S&P Global Inc.	2.450%	3/1/27	250	234
Salesforce Inc.	3.700%	4/11/28	325	313
Salesforce Inc.	1.500%	7/15/28	200	176
Salesforce Inc.	1.950%	7/15/31	300	246
Salesforce Inc.	2.700%	7/15/41	250	175

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Salesforce Inc.	2.900%	7/15/51	400	258
Salesforce Inc.	3.050%	7/15/61	250	154
ServiceNow Inc.	1.400%	9/1/30	400	325
Skyworks Solutions Inc.	1.800%	6/1/26	200	186
Teledyne FLIR LLC	2.500%	8/1/30	100	85
Teledyne Technologies Inc.	2.750%	4/1/31	300	257
Texas Instruments Inc.	1.125%	9/15/26	200	184
Texas Instruments Inc.	2.900%	11/3/27	94	88
Texas Instruments Inc.	2.250%	9/4/29	100	88
Texas Instruments Inc.	1.750%	5/4/30	210	177
Texas Instruments Inc.	1.900%	9/15/31	150	124
Texas Instruments Inc.	4.900%	3/14/33	200	200
Texas Instruments Inc.	4.850%	2/8/34	100	99
Texas Instruments Inc.	3.875%	3/15/39	142	124
Texas Instruments Inc.	4.150%	5/15/48	300	249
Texas Instruments Inc.	5.000%	3/14/53	200	187
Texas Instruments Inc.	5.150%	2/8/54	154	147
Texas Instruments Inc.	5.050%	5/18/63	262	243
TSMC Arizona Corp.	1.750%	10/25/26	400	370
TSMC Arizona Corp.	2.500%	10/25/31	200	169
TSMC Arizona Corp.	4.250%	4/22/32	200	193
TSMC Arizona Corp.	3.125%	10/25/41	200	155
TSMC Arizona Corp.	3.250%	10/25/51	200	147
TSMC Arizona Corp.	4.500%	4/22/52	200	185
Verisk Analytics Inc.	4.125%	3/15/29	400	385
VMware LLC	4.650%	5/15/27	100	98
VMware LLC	3.900%	8/21/27	300	288
VMware LLC	1.800%	8/15/28	200	175
VMware LLC	4.700%	5/15/30	150	145
VMware LLC	2.200%	8/15/31	300	244
Western Digital Corp.	2.850%	2/1/29	200	173
Workday Inc.	3.500%	4/1/27	200	191
Workday Inc.	3.700%	4/1/29	200	188
Workday Inc.	3.800%	4/1/32	200	180
Xilinx Inc.	2.375%	6/1/30	200	173
				84,721
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/28	100	95
AEP Texas Inc.	5.450%	5/15/29	200	201
AEP Texas Inc.	2.100%	7/1/30	200	166
AEP Texas Inc.	5.700%	5/15/34	200	199
AEP Texas Inc.	3.800%	10/1/47	50	36
AEP Texas Inc.	3.450%	1/15/50	50	33
AEP Texas Inc.	5.250%	5/15/52	89	79
AEP Transmission Co. LLC	5.150%	4/1/34	50	49
AEP Transmission Co. LLC	4.000%	12/1/46	75	59
AEP Transmission Co. LLC	3.750%	12/1/47	100	74
AEP Transmission Co. LLC	3.800%	6/15/49	70	52
AEP Transmission Co. LLC	3.150%	9/15/49	70	46
AEP Transmission Co. LLC	3.650%	4/1/50	150	108
AEP Transmission Co. LLC	4.500%	6/15/52	400	332
AES Corp.	1.375%	1/15/26	300	281
AES Corp.	5.450%	6/1/28	200	200
AES Corp.	2.450%	1/15/31	300	247
Alabama Power Co.	1.450%	9/15/30	500	407
Alabama Power Co.	3.940%	9/1/32	331	304
Alabama Power Co.	6.125%	5/15/38	50	53
Alabama Power Co.	3.850%	12/1/42	25	20
Alabama Power Co.	4.150%	8/15/44	75	62
Alabama Power Co.	3.750%	3/1/45	150	115
Alabama Power Co.	4.300%	1/2/46	200	166
Alabama Power Co.	3.700%	12/1/47	50	37
Alabama Power Co.	4.300%	7/15/48	100	82
Alabama Power Co.	3.450%	10/1/49	58	41
Alabama Power Co.	3.125%	7/15/51	107	71
Alabama Power Co.	3.000%	3/15/52	200	130
Algonquin Power & Utilities Corp.	5.365%	6/15/26	100	100
Ameren Corp.	3.650%	2/15/26	80	78
Ameren Corp.	5.700%	12/1/26	200	202

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ameren Corp.	1.950%	3/15/27	200	184
Ameren Corp.	3.500%	1/15/31	100	90
Ameren Illinois Co.	3.800%	5/15/28	75	72
Ameren Illinois Co.	4.950%	6/1/33	125	122
Ameren Illinois Co.	3.700%	12/1/47	150	112
Ameren Illinois Co.	3.250%	3/15/50	60	41
Ameren Illinois Co.	5.550%	7/1/54	200	196
American Electric Power Co. Inc.	3.200%	11/13/27	75	70
American Electric Power Co. Inc.	4.300%	12/1/28	150	144
American Electric Power Co. Inc.	5.200%	1/15/29	200	199
American Electric Power Co. Inc.	5.625%	3/1/33	200	200
American Electric Power Co. Inc.	3.250%	3/1/50	71	47
American Electric Power Co. Inc.	6.950%	12/15/54	175	174
American Electric Power Co. Inc.	7.050%	12/15/54	150	149
American Electric Power Co. Inc.	3.875%	2/15/62	150	137
American Water Capital Corp.	2.950%	9/1/27	325	304
American Water Capital Corp.	3.450%	6/1/29	125	116
American Water Capital Corp.	2.800%	5/1/30	100	88
American Water Capital Corp.	4.450%	6/1/32	250	238
American Water Capital Corp.	5.150%	3/1/34	150	149
American Water Capital Corp.	6.593%	10/15/37	150	167
American Water Capital Corp.	4.300%	9/1/45	100	84
American Water Capital Corp.	3.750%	9/1/47	100	76
American Water Capital Corp.	4.200%	9/1/48	100	81
American Water Capital Corp.	4.150%	6/1/49	125	100
American Water Capital Corp.	3.450%	5/1/50	100	71
American Water Capital Corp.	3.250%	6/1/51	98	66
American Water Capital Corp.	5.450%	3/1/54	150	145
Appalachian Power Co.	3.300%	6/1/27	500	473
Appalachian Power Co.	5.650%	4/1/34	100	99
Appalachian Power Co.	4.500%	3/1/49	71	56
Appalachian Power Co.	3.700%	5/1/50	100	69
Arizona Public Service Co.	2.950%	9/15/27	50	47
Arizona Public Service Co.	5.700%	8/15/34	50	50
Arizona Public Service Co.	4.500%	4/1/42	225	189
Arizona Public Service Co.	4.350%	11/15/45	125	102
Arizona Public Service Co.	4.250%	3/1/49	100	78
Arizona Public Service Co.	3.500%	12/1/49	60	41
Atmos Energy Corp.	3.000%	6/15/27	100	95
Atmos Energy Corp.	2.625%	9/15/29	50	45
Atmos Energy Corp.	5.900%	11/15/33	300	313
Atmos Energy Corp.	5.500%	6/15/41	200	199
Atmos Energy Corp.	4.150%	1/15/43	100	84
Atmos Energy Corp.	4.125%	10/15/44	50	41
Atmos Energy Corp.	3.375%	9/15/49	400	277
Atmos Energy Corp.	2.850%	2/15/52	200	124
Avangrid Inc.	3.800%	6/1/29	195	181
Avista Corp.	4.350%	6/1/48	75	62
Avista Corp.	4.000%	4/1/52	72	54
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	315
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	83
Baltimore Gas and Electric Co.	5.300%	6/1/34	100	99
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	72
Baltimore Gas and Electric Co.	3.750%	8/15/47	200	149
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	40
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	53
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	63
Baltimore Gas and Electric Co.	5.400%	6/1/53	100	96
Baltimore Gas and Electric Co.	5.650%	6/1/54	100	99
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	117
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	651
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	105
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	233
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	141
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	131
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	37
Berkshire Hathaway Energy Co.	4.450%	1/15/49	100	82
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	157
Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	166
Black Hills Corp.	3.950%	1/15/26	75	73

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Black Hills Corp.	3.150%	1/15/27	75	71
Black Hills Corp.	3.050%	10/15/29	70	62
Black Hills Corp.	4.350%	5/1/33	75	67
Black Hills Corp.	6.000%	1/15/35	200	201
Black Hills Corp.	4.200%	9/15/46	50	39
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	283
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	56
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	103
CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	50	50
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	125	109
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	59
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	122
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	64
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	139
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	50
CenterPoint Energy Inc.	1.450%	6/1/26	200	186
CenterPoint Energy Inc.	4.250%	11/1/28	21	20
CenterPoint Energy Inc.	5.400%	6/1/29	200	201
CenterPoint Energy Inc.	2.950%	3/1/30	80	71
CenterPoint Energy Inc.	2.650%	6/1/31	200	168
CenterPoint Energy Inc.	3.700%	9/1/49	50	36
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	96
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	82
CenterPoint Energy Resources Corp.	5.400%	3/1/33	147	147
CenterPoint Energy Resources Corp.	5.400%	7/1/34	50	49
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	255
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	39
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	96
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	103
Cleveland Electric Illuminating Co.	5.950%	12/15/36	175	177
CMS Energy Corp.	3.000%	5/15/26	75	72
CMS Energy Corp.	3.450%	8/15/27	50	48
CMS Energy Corp.	4.875%	3/1/44	75	68
CMS Energy Corp.	4.750%	6/1/50	100	91
Commonwealth Edison Co.	2.550%	6/15/26	223	212
Commonwealth Edison Co.	2.950%	8/15/27	75	70
Commonwealth Edison Co.	2.200%	3/1/30	50	43
Commonwealth Edison Co.	5.300%	6/1/34	50	50
Commonwealth Edison Co.	5.900%	3/15/36	150	155
Commonwealth Edison Co.	6.450%	1/15/38	175	189
Commonwealth Edison Co.	4.600%	8/15/43	75	65
Commonwealth Edison Co.	4.700%	1/15/44	175	155
Commonwealth Edison Co.	3.700%	3/1/45	75	57
Commonwealth Edison Co.	3.650%	6/15/46	175	130
Commonwealth Edison Co.	4.000%	3/1/48	150	117
Commonwealth Edison Co.	4.000%	3/1/49	125	97
Commonwealth Edison Co.	3.000%	3/1/50	200	128
Commonwealth Edison Co.	3.850%	3/15/52	200	148
Commonwealth Edison Co.	5.650%	6/1/54	100	99
Connecticut Light and Power Co.	0.750%	12/1/25	500	469
Connecticut Light and Power Co.	3.200%	3/15/27	50	48
Connecticut Light and Power Co.	4.300%	4/15/44	150	126
Connecticut Light and Power Co.	4.000%	4/1/48	160	128
Connecticut Light and Power Co.	5.250%	1/15/53	200	191
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	507
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	76
Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	200	203
Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	100	100
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	198
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	282
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	80
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	100
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	170
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	316
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	111
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	58
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	300	237
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	195
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	212
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	200	205

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	100	100
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	56
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	98
Constellation Energy Generation LLC	5.600%	3/1/28	46	47
Constellation Energy Generation LLC	5.800%	3/1/33	34	35
Constellation Energy Generation LLC	6.125%	1/15/34	200	208
Constellation Energy Generation LLC	6.250%	10/1/39	210	217
Constellation Energy Generation LLC	5.750%	10/1/41	75	74
Constellation Energy Generation LLC	5.600%	6/15/42	155	150
Constellation Energy Generation LLC	6.500%	10/1/53	200	213
Constellation Energy Generation LLC	5.750%	3/15/54	100	97
Consumers Energy Co.	3.800%	11/15/28	75	72
Consumers Energy Co.	3.600%	8/15/32	19	17
Consumers Energy Co.	4.625%	5/15/33	75	72
Consumers Energy Co.	3.950%	5/15/43	75	61
Consumers Energy Co.	3.250%	8/15/46	50	36
Consumers Energy Co.	3.950%	7/15/47	50	40
Consumers Energy Co.	4.050%	5/15/48	125	102
Consumers Energy Co.	4.350%	4/15/49	80	67
Consumers Energy Co.	3.100%	8/15/50	80	55
Consumers Energy Co.	3.500%	8/1/51	400	293
Consumers Energy Co.	4.200%	9/1/52	84	68
Consumers Energy Co.	2.500%	5/1/60	59	33
Delmarva Power & Light Co.	4.150%	5/15/45	100	80
Dominion Energy Inc.	3.900%	10/1/25	125	122
Dominion Energy Inc.	1.450%	4/15/26	200	186
Dominion Energy Inc.	2.850%	8/15/26	379	360
Dominion Energy Inc.	4.250%	6/1/28	125	121
Dominion Energy Inc.	3.375%	4/1/30	125	113
Dominion Energy Inc.	2.250%	8/15/31	250	203
Dominion Energy Inc.	4.350%	8/15/32	56	52
Dominion Energy Inc.	5.375%	11/15/32	200	198
Dominion Energy Inc.	6.300%	3/15/33	75	78
Dominion Energy Inc.	5.950%	6/15/35	225	228
Dominion Energy Inc.	4.900%	8/1/41	280	246
Dominion Energy Inc.	4.050%	9/15/42	300	235
Dominion Energy Inc.	7.000%	6/1/54	100	104
Dominion Energy Inc.	6.875%	2/1/55	100	102
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	82
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	54
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	130
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	73
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	65
DTE Electric Co.	4.850%	12/1/26	100	100
DTE Electric Co.	2.250%	3/1/30	450	388
DTE Electric Co.	2.625%	3/1/31	100	86
DTE Electric Co.	3.000%	3/1/32	250	216
DTE Electric Co.	5.200%	3/1/34	100	100
DTE Electric Co.	4.000%	4/1/43	225	185
DTE Electric Co.	3.700%	6/1/46	50	38
DTE Electric Co.	3.750%	8/15/47	100	76
DTE Electric Co.	3.950%	3/1/49	78	61
DTE Electric Co.	2.950%	3/1/50	150	97
DTE Electric Co.	3.650%	3/1/52	250	183
DTE Energy Co.	2.850%	10/1/26	300	284
DTE Energy Co.	4.875%	6/1/28	200	197
DTE Energy Co.	5.100%	3/1/29	200	198
DTE Energy Co.	3.400%	6/15/29	94	86
DTE Energy Co.	2.950%	3/1/30	60	53
DTE Energy Co.	5.850%	6/1/34	200	203
Duke Energy Carolinas LLC	2.950%	12/1/26	100	95
Duke Energy Carolinas LLC	3.950%	11/15/28	125	120
Duke Energy Carolinas LLC	6.000%	12/1/28	125	129
Duke Energy Carolinas LLC	2.450%	8/15/29	200	176
Duke Energy Carolinas LLC	2.450%	2/1/30	100	87
Duke Energy Carolinas LLC	2.550%	4/15/31	200	170
Duke Energy Carolinas LLC	4.950%	1/15/33	175	172
Duke Energy Carolinas LLC	4.850%	1/15/34	200	194
Duke Energy Carolinas LLC	6.100%	6/1/37	100	103
Duke Energy Carolinas LLC	6.000%	1/15/38	25	26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	26
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	145
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	141
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	77
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	73
	Duke Energy Carolinas LLC	3.200%	8/15/49	350	235
	Duke Energy Carolinas LLC	3.550%	3/15/52	200	141
	Duke Energy Carolinas LLC	5.350%	1/15/53	160	152
	Duke Energy Carolinas LLC	5.400%	1/15/54	100	96
	Duke Energy Corp.	2.650%	9/1/26	80	76
	Duke Energy Corp.	3.150%	8/15/27	140	132
	Duke Energy Corp.	4.300%	3/15/28	200	194
	Duke Energy Corp.	2.450%	6/1/30	100	86
	Duke Energy Corp.	2.550%	6/15/31	200	167
	Duke Energy Corp.	5.750%	9/15/33	100	102
	Duke Energy Corp.	5.450%	6/15/34	200	198
	Duke Energy Corp.	4.800%	12/15/45	125	107
	Duke Energy Corp.	3.750%	9/1/46	280	204
	Duke Energy Corp.	4.200%	6/15/49	115	88
	Duke Energy Corp.	3.500%	6/15/51	140	94
	Duke Energy Corp.	5.000%	8/15/52	250	217
	Duke Energy Corp.	6.100%	9/15/53	150	152
	Duke Energy Corp.	5.800%	6/15/54	275	267
	Duke Energy Corp.	3.250%	1/15/82	200	180
	Duke Energy Florida LLC	3.800%	7/15/28	100	96
	Duke Energy Florida LLC	2.500%	12/1/29	425	375
	Duke Energy Florida LLC	1.750%	6/15/30	100	83
	Duke Energy Florida LLC	2.400%	12/15/31	200	166
	Duke Energy Florida LLC	5.875%	11/15/33	100	104
	Duke Energy Florida LLC	6.350%	9/15/37	225	239
	Duke Energy Florida LLC	6.400%	6/15/38	200	214
	Duke Energy Florida LLC	3.850%	11/15/42	100	79
	Duke Energy Florida LLC	3.400%	10/1/46	100	70
	Duke Energy Florida LLC	4.200%	7/15/48	100	80
	Duke Energy Florida LLC	6.200%	11/15/53	150	159
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	79	74
	Duke Energy Indiana LLC	5.250%	3/1/34	100	100
	Duke Energy Indiana LLC	6.350%	8/15/38	590	629
	Duke Energy Indiana LLC	3.750%	5/15/46	175	133
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	84
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	18
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	96
	Duke Energy Progress LLC	3.700%	9/1/28	175	167
	Duke Energy Progress LLC	2.000%	8/15/31	200	163
	Duke Energy Progress LLC	5.250%	3/15/33	200	199
	Duke Energy Progress LLC	5.100%	3/15/34	100	99
	Duke Energy Progress LLC	4.375%	3/30/44	300	249
	Duke Energy Progress LLC	4.150%	12/1/44	100	80
	Duke Energy Progress LLC	3.700%	10/15/46	50	37
	Duke Energy Progress LLC	3.600%	9/15/47	50	36
	Duke Energy Progress LLC	2.900%	8/15/51	434	269
	Duke Energy Progress LLC	5.350%	3/15/53	200	188
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	70	64
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	81
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	74
	Edison International	5.750%	6/15/27	25	25
	El Paso Electric Co.	6.000%	5/15/35	250	251
	El Paso Electric Co.	5.000%	12/1/44	75	63
	Emera US Finance LP	3.550%	6/15/26	150	144
	Emera US Finance LP	4.750%	6/15/46	245	202
	Enel Chile SA	4.875%	6/12/28	125	121
	Entergy Arkansas LLC	3.500%	4/1/26	50	49
	Entergy Arkansas LLC	5.450%	6/1/34	50	50
	Entergy Arkansas LLC	2.650%	6/15/51	500	290
	Entergy Arkansas LLC	5.750%	6/1/54	50	50
	Entergy Corp.	2.950%	9/1/26	200	190
	Entergy Corp.	2.800%	6/15/30	100	87
	Entergy Corp.	3.750%	6/15/50	300	212
	Entergy Corp.	7.125%	12/1/54	100	99
	Entergy Louisiana LLC	2.400%	10/1/26	75	71

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	3.120%	9/1/27	100	94
	Entergy Louisiana LLC	3.050%	6/1/31	100	87
	Entergy Louisiana LLC	4.000%	3/15/33	150	135
	Entergy Louisiana LLC	5.350%	3/15/34	100	99
	Entergy Louisiana LLC	4.950%	1/15/45	150	132
	Entergy Louisiana LLC	4.200%	9/1/48	167	132
	Entergy Louisiana LLC	4.200%	4/1/50	100	79
	Entergy Louisiana LLC	2.900%	3/15/51	121	73
	Entergy Louisiana LLC	5.700%	3/15/54	250	246
	Entergy Mississippi LLC	2.850%	6/1/28	125	115
	Entergy Mississippi LLC	5.850%	6/1/54	200	199
	Entergy Texas Inc.	1.750%	3/15/31	500	403
	Essential Utilities Inc.	3.566%	5/1/29	75	70
	Essential Utilities Inc.	2.704%	4/15/30	100	87
	Essential Utilities Inc.	4.276%	5/1/49	85	67
	Essential Utilities Inc.	3.351%	4/15/50	200	134
	Evergy Inc.	2.900%	9/15/29	150	134
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	143
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	95
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	165
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	81
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	20
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	67
	Evergy Metro Inc.	2.250%	6/1/30	100	85
	Evergy Metro Inc.	5.400%	4/1/34	250	248
	Evergy Metro Inc.	5.300%	10/1/41	100	94
	Evergy Metro Inc.	4.200%	6/15/47	100	80
[6]	Evergy Missouri West Inc.	5.650%	6/1/34	50	50
	Eversource Energy	3.300%	1/15/28	100	93
	Eversource Energy	4.250%	4/1/29	200	190
	Eversource Energy	5.850%	4/15/31	400	405
	Eversource Energy	3.375%	3/1/32	119	102
	Eversource Energy	5.950%	7/15/34	300	303
	Eversource Energy	3.450%	1/15/50	200	137
	Exelon Corp.	3.400%	4/15/26	200	194
	Exelon Corp.	2.750%	3/15/27	250	234
	Exelon Corp.	5.150%	3/15/28	200	199
	Exelon Corp.	5.150%	3/15/29	100	100
	Exelon Corp.	4.050%	4/15/30	250	235
	Exelon Corp.	5.450%	3/15/34	100	99
	Exelon Corp.	4.950%	6/15/35	225	209
	Exelon Corp.	5.625%	6/15/35	20	20
	Exelon Corp.	5.100%	6/15/45	145	132
	Exelon Corp.	4.450%	4/15/46	175	144
	Exelon Corp.	4.100%	3/15/52	100	77
	Exelon Corp.	5.600%	3/15/53	300	289
	FirstEnergy Corp.	4.150%	7/15/27	100	96
	FirstEnergy Corp.	2.250%	9/1/30	150	126
	FirstEnergy Corp.	5.100%	7/15/47	150	128
	FirstEnergy Corp.	3.400%	3/1/50	250	166
	Florida Power & Light Co.	4.450%	5/15/26	200	198
	Florida Power & Light Co.	3.300%	5/30/27	50	48
	Florida Power & Light Co.	4.400%	5/15/28	200	196
	Florida Power & Light Co.	5.150%	6/15/29	150	151
	Florida Power & Light Co.	4.625%	5/15/30	200	196
	Florida Power & Light Co.	2.450%	2/3/32	200	167
	Florida Power & Light Co.	5.100%	4/1/33	200	199
	Florida Power & Light Co.	4.800%	5/15/33	200	194
	Florida Power & Light Co.	5.625%	4/1/34	25	26
	Florida Power & Light Co.	5.300%	6/15/34	100	101
	Florida Power & Light Co.	5.960%	4/1/39	325	339
	Florida Power & Light Co.	4.125%	2/1/42	170	143
	Florida Power & Light Co.	4.050%	6/1/42	125	104
	Florida Power & Light Co.	3.700%	12/1/47	150	113
	Florida Power & Light Co.	3.950%	3/1/48	275	217
	Florida Power & Light Co.	3.150%	10/1/49	205	139
	Florida Power & Light Co.	2.875%	12/4/51	500	318
	Florida Power & Light Co.	5.600%	6/15/54	100	101
	Fortis Inc.	3.055%	10/4/26	295	280
	Georgia Power Co.	3.250%	4/1/26	100	97

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	5.004%	2/23/27	75	75
	Georgia Power Co.	4.650%	5/16/28	200	197
	Georgia Power Co.	4.950%	5/17/33	200	195
	Georgia Power Co.	5.250%	3/15/34	250	249
	Georgia Power Co.	4.750%	9/1/40	175	158
	Georgia Power Co.	4.300%	3/15/43	100	83
	Georgia Power Co.	5.125%	5/15/52	250	233
	Iberdrola International BV	6.750%	7/15/36	75	84
	Idaho Power Co.	5.800%	4/1/54	200	198
	Indiana Michigan Power Co.	3.850%	5/15/28	250	238
	Indiana Michigan Power Co.	3.750%	7/1/47	150	111
	Indiana Michigan Power Co.	4.250%	8/15/48	100	80
	Indiana Michigan Power Co.	5.625%	4/1/53	100	97
	Interstate Power and Light Co.	4.100%	9/26/28	125	120
	Interstate Power and Light Co.	3.600%	4/1/29	60	56
	Interstate Power and Light Co.	2.300%	6/1/30	100	85
	Interstate Power and Light Co.	6.250%	7/15/39	50	52
	Interstate Power and Light Co.	3.700%	9/15/46	75	55
[6]	IPALCO Enterprises Inc.	5.750%	4/1/34	100	99
	ITC Holdings Corp.	3.350%	11/15/27	100	94
	ITC Holdings Corp.	5.300%	7/1/43	200	183
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	60	56
	Kentucky Utilities Co.	5.125%	11/1/40	125	117
	Kentucky Utilities Co.	4.375%	10/1/45	100	83
	Kentucky Utilities Co.	3.300%	6/1/50	200	135
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	73
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	135
	MidAmerican Energy Co.	3.100%	5/1/27	150	143
	MidAmerican Energy Co.	3.650%	4/15/29	200	189
	MidAmerican Energy Co.	6.750%	12/30/31	125	139
	MidAmerican Energy Co.	5.350%	1/15/34	75	76
	MidAmerican Energy Co.	5.750%	11/1/35	125	128
	MidAmerican Energy Co.	4.800%	9/15/43	100	90
	MidAmerican Energy Co.	3.950%	8/1/47	100	78
	MidAmerican Energy Co.	3.650%	8/1/48	125	94
	MidAmerican Energy Co.	4.250%	7/15/49	200	164
	MidAmerican Energy Co.	5.850%	9/15/54	300	307
	MidAmerican Energy Co.	5.300%	2/1/55	125	119
	Mississippi Power Co.	4.250%	3/15/42	100	82
	National Fuel Gas Co.	5.500%	1/15/26	50	50
	National Fuel Gas Co.	4.750%	9/1/28	50	49
	National Fuel Gas Co.	2.950%	3/1/31	100	84
	National Grid plc	5.809%	6/12/33	200	201
	National Grid plc	5.418%	1/11/34	150	147
	National Grid USA	5.803%	4/1/35	50	50
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	92
	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	100	100
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	142
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	95
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	75	75
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	300	283
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	100	100
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	86
	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	75	74
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	78
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	187
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	49
	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	73
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	150	125
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	82
	Nevada Power Co.	3.700%	5/1/29	200	189
	Nevada Power Co.	2.400%	5/1/30	75	65
	Nevada Power Co.	6.750%	7/1/37	75	83
	Nevada Power Co.	3.125%	8/1/50	150	96
	Nevada Power Co.	6.000%	3/15/54	100	102
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	350	351
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	239
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	228
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	220
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	265

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	150	149
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	93
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	89
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	426
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	174
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	64	62
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	200	196
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	189
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	150	144
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	225	227
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	200	200
	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	115
	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	95
	NiSource Inc.	0.950%	8/15/25	223	212
	NiSource Inc.	3.490%	5/15/27	250	238
	NiSource Inc.	5.250%	3/30/28	200	200
	NiSource Inc.	5.200%	7/1/29	50	50
	NiSource Inc.	2.950%	9/1/29	200	180
	NiSource Inc.	3.600%	5/1/30	200	184
	NiSource Inc.	1.700%	2/15/31	300	239
	NiSource Inc.	5.350%	4/1/34	200	196
	NiSource Inc.	5.950%	6/15/41	77	77
	NiSource Inc.	4.800%	2/15/44	125	108
	NiSource Inc.	5.650%	2/1/45	100	97
	NiSource Inc.	4.375%	5/15/47	250	201
	NiSource Inc.	3.950%	3/30/48	200	150
	NiSource Inc.	5.000%	6/15/52	63	56
	NiSource Inc.	6.950%	11/30/54	50	50
	Northern States Power Co.	6.250%	6/1/36	75	80
	Northern States Power Co.	6.200%	7/1/37	50	53
	Northern States Power Co.	5.350%	11/1/39	175	171
	Northern States Power Co.	3.400%	8/15/42	105	79
	Northern States Power Co.	4.000%	8/15/45	50	40
	Northern States Power Co.	2.900%	3/1/50	250	159
	Northern States Power Co.	2.600%	6/1/51	100	60
	Northern States Power Co.	5.100%	5/15/53	200	185
	Northern States Power Co.	5.400%	3/15/54	200	193
	Northern States Power Co.	5.650%	6/15/54	200	200
	NorthWestern Corp.	4.176%	11/15/44	115	94
	NSTAR Electric Co.	3.200%	5/15/27	125	119
	NSTAR Electric Co.	3.250%	5/15/29	50	46
	NSTAR Electric Co.	5.400%	6/1/34	100	100
	NSTAR Electric Co.	5.500%	3/15/40	75	74
	NSTAR Electric Co.	4.950%	9/15/52	74	66
	OGE Energy Corp.	5.450%	5/15/29	50	50
	Oglethorpe Power Corp.	5.950%	11/1/39	50	50
	Oglethorpe Power Corp.	5.375%	11/1/40	275	258
	Oglethorpe Power Corp.	3.750%	8/1/50	250	177
[6]	Oglethorpe Power Corp.	5.800%	6/1/54	75	73
	Ohio Edison Co.	6.875%	7/15/36	100	111
	Ohio Power Co.	5.650%	6/1/34	50	50
	Ohio Power Co.	4.150%	4/1/48	100	77
	Ohio Power Co.	4.000%	6/1/49	190	143
	Ohio Power Co.	2.900%	10/1/51	125	76
	Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	72
	Oklahoma Gas and Electric Co.	3.300%	3/15/30	100	91
	Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	90
	Oklahoma Gas and Electric Co.	5.400%	1/15/33	80	80
	Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	40
	Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	57
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	48
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	177
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	57
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	200	205
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	149
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	120
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	67
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	36
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	78
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	38

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	152
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	149
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	60
[6]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	400	393
	ONE Gas Inc.	2.000%	5/15/30	100	85
	ONE Gas Inc.	4.658%	2/1/44	125	110
	ONE Gas Inc.	4.500%	11/1/48	75	63
	Pacific Gas and Electric Co.	3.450%	7/1/25	200	195
	Pacific Gas and Electric Co.	3.150%	1/1/26	300	289
	Pacific Gas and Electric Co.	3.300%	3/15/27	500	474
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	746
	Pacific Gas and Electric Co.	3.000%	6/15/28	200	183
	Pacific Gas and Electric Co.	3.750%	7/1/28	300	282
	Pacific Gas and Electric Co.	6.100%	1/15/29	100	102
	Pacific Gas and Electric Co.	5.550%	5/15/29	200	200
	Pacific Gas and Electric Co.	4.550%	7/1/30	700	664
	Pacific Gas and Electric Co.	2.500%	2/1/31	1,000	825
	Pacific Gas and Electric Co.	4.400%	3/1/32	81	74
	Pacific Gas and Electric Co.	6.150%	1/15/33	200	203
	Pacific Gas and Electric Co.	6.400%	6/15/33	46	48
	Pacific Gas and Electric Co.	6.950%	3/15/34	150	162
	Pacific Gas and Electric Co.	5.800%	5/15/34	450	448
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	412
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	409
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	153
	Pacific Gas and Electric Co.	4.950%	7/1/50	575	475
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	327
	Pacific Gas and Electric Co.	6.750%	1/15/53	300	312
	Pacific Gas and Electric Co.	6.700%	4/1/53	200	208
	PacifiCorp	2.700%	9/15/30	50	43
	PacifiCorp	5.300%	2/15/31	48	48
	PacifiCorp	7.700%	11/15/31	250	285
	PacifiCorp	5.450%	2/15/34	200	197
	PacifiCorp	5.250%	6/15/35	56	54
	PacifiCorp	6.100%	8/1/36	100	103
	PacifiCorp	6.250%	10/15/37	125	129
	PacifiCorp	6.350%	7/15/38	75	78
	PacifiCorp	6.000%	1/15/39	116	118
	PacifiCorp	4.100%	2/1/42	56	44
	PacifiCorp	4.125%	1/15/49	50	38
	PacifiCorp	4.150%	2/15/50	150	115
	PacifiCorp	3.300%	3/15/51	100	65
	PacifiCorp	5.350%	12/1/53	200	182
	PacifiCorp	5.500%	5/15/54	200	186
	PacifiCorp	5.800%	1/15/55	350	339
	PECO Energy Co.	4.900%	6/15/33	400	392
	PECO Energy Co.	3.900%	3/1/48	75	58
	PECO Energy Co.	2.800%	6/15/50	200	124
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	78
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	71
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	281
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	91
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	114	109
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	42	40
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	93
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	72
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	74
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	219
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	194
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	90
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	72
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	102
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	75
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	43
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	54
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	131
	Potomac Electric Power Co.	5.200%	3/15/34	50	50
	Potomac Electric Power Co.	6.500%	11/15/37	250	274
	Potomac Electric Power Co.	4.150%	3/15/43	150	124
	Potomac Electric Power Co.	5.500%	3/15/54	50	49

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PPL Capital Funding Inc.	3.100%	5/15/26	100	96
PPL Electric Utilities Corp.	5.000%	5/15/33	200	197
PPL Electric Utilities Corp.	4.850%	2/15/34	147	143
PPL Electric Utilities Corp.	6.250%	5/15/39	100	107
PPL Electric Utilities Corp.	4.125%	6/15/44	50	41
PPL Electric Utilities Corp.	4.150%	10/1/45	155	128
PPL Electric Utilities Corp.	3.950%	6/1/47	75	59
Progress Energy Inc.	7.000%	10/30/31	119	129
Progress Energy Inc.	6.000%	12/1/39	125	126
Public Service Co. of Colorado	3.700%	6/15/28	75	71
Public Service Co. of Colorado	1.900%	1/15/31	100	81
Public Service Co. of Colorado	1.875%	6/15/31	200	160
Public Service Co. of Colorado	4.100%	6/1/32	50	46
Public Service Co. of Colorado	5.350%	5/15/34	100	99
Public Service Co. of Colorado	3.600%	9/15/42	175	131
Public Service Co. of Colorado	4.100%	6/15/48	75	57
Public Service Co. of Colorado	2.700%	1/15/51	100	59
Public Service Co. of Colorado	5.250%	4/1/53	200	183
Public Service Co. of Colorado	5.750%	5/15/54	200	198
Public Service Co. of New Hampshire	3.600%	7/1/49	75	55
Public Service Co. of New Hampshire	5.150%	1/15/53	54	50
Public Service Co. of Oklahoma	5.250%	1/15/33	85	83
Public Service Electric and Gas Co.	2.250%	9/15/26	250	235
Public Service Electric and Gas Co.	3.000%	5/15/27	75	71
Public Service Electric and Gas Co.	3.200%	5/15/29	70	65
Public Service Electric and Gas Co.	2.450%	1/15/30	50	44
Public Service Electric and Gas Co.	5.200%	3/1/34	100	100
Public Service Electric and Gas Co.	3.800%	3/1/46	250	195
Public Service Electric and Gas Co.	3.850%	5/1/49	200	155
Public Service Electric and Gas Co.	3.150%	1/1/50	200	136
Public Service Electric and Gas Co.	2.050%	8/1/50	500	270
Public Service Electric and Gas Co.	5.450%	3/1/54	150	148
Public Service Enterprise Group Inc.	5.875%	10/15/28	100	102
Public Service Enterprise Group Inc.	5.200%	4/1/29	200	199
Public Service Enterprise Group Inc.	1.600%	8/15/30	500	405
Public Service Enterprise Group Inc.	5.450%	4/1/34	100	99
Puget Energy Inc.	4.100%	6/15/30	100	92
Puget Sound Energy Inc.	5.330%	6/15/34	100	100
Puget Sound Energy Inc.	6.274%	3/15/37	125	133
Puget Sound Energy Inc.	5.757%	10/1/39	125	126
Puget Sound Energy Inc.	4.300%	5/20/45	100	82
Puget Sound Energy Inc.	4.223%	6/15/48	125	99
Puget Sound Energy Inc.	3.250%	9/15/49	90	59
Puget Sound Energy Inc.	5.685%	6/15/54	50	50
San Diego Gas & Electric Co.	2.500%	5/15/26	250	238
San Diego Gas & Electric Co.	1.700%	10/1/30	500	411
San Diego Gas & Electric Co.	3.000%	3/15/32	100	86
San Diego Gas & Electric Co.	4.500%	8/15/40	100	89
San Diego Gas & Electric Co.	3.750%	6/1/47	75	56
San Diego Gas & Electric Co.	3.320%	4/15/50	100	68
San Diego Gas & Electric Co.	3.700%	3/15/52	100	72
San Diego Gas & Electric Co.	5.350%	4/1/53	200	189
San Diego Gas & Electric Co.	5.550%	4/15/54	250	245
SCE Recovery Funding LLC	4.697%	6/15/42	71	69
SCE Recovery Funding LLC	2.943%	11/15/44	50	40
SCE Recovery Funding LLC	3.240%	11/15/48	50	36
SCE Recovery Funding LLC	5.112%	12/14/49	50	47
Sempra	3.250%	6/15/27	150	142
Sempra	3.400%	2/1/28	200	188
Sempra	3.800%	2/1/38	200	163
Sempra	6.000%	10/15/39	150	152
Sempra	4.000%	2/1/48	175	133
Sempra	4.125%	4/1/52	200	184
Sempra	6.875%	10/1/54	250	249
Sierra Pacific Power Co.	2.600%	5/1/26	100	95
Southern California Edison Co.	3.700%	8/1/25	150	147
Southern California Edison Co.	5.350%	3/1/26	200	200
Southern California Edison Co.	3.650%	3/1/28	100	95
Southern California Edison Co.	5.300%	3/1/28	200	200
Southern California Edison Co.	4.200%	3/1/29	75	72

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Edison Co.	6.650%	4/1/29	75	78
Southern California Edison Co.	5.150%	6/1/29	200	200
Southern California Edison Co.	2.850%	8/1/29	275	247
Southern California Edison Co.	2.250%	6/1/30	300	254
Southern California Edison Co.	2.500%	6/1/31	200	168
Southern California Edison Co.	5.450%	6/1/31	200	201
Southern California Edison Co.	2.750%	2/1/32	130	110
Southern California Edison Co.	5.200%	6/1/34	200	195
Southern California Edison Co.	5.750%	4/1/35	75	76
Southern California Edison Co.	5.350%	7/15/35	200	197
Southern California Edison Co.	5.625%	2/1/36	125	125
Southern California Edison Co.	5.500%	3/15/40	100	96
Southern California Edison Co.	4.500%	9/1/40	275	237
Southern California Edison Co.	4.050%	3/15/42	208	166
Southern California Edison Co.	3.900%	3/15/43	100	78
Southern California Edison Co.	4.000%	4/1/47	335	256
Southern California Edison Co.	4.125%	3/1/48	350	272
Southern California Edison Co.	4.875%	3/1/49	100	87
Southern California Edison Co.	3.650%	6/1/51	200	141
Southern California Edison Co.	3.450%	2/1/52	200	136
Southern California Gas Co.	2.600%	6/15/26	405	385
Southern California Gas Co.	2.950%	4/15/27	200	188
Southern California Gas Co.	2.550%	2/1/30	150	131
Southern California Gas Co.	3.750%	9/15/42	75	58
Southern California Gas Co.	4.125%	6/1/48	75	58
Southern California Gas Co.	3.950%	2/15/50	70	53
Southern California Gas Co.	5.750%	6/1/53	100	99
Southern California Gas Co.	5.600%	4/1/54	50	49
Southern Co.	3.250%	7/1/26	350	337
Southern Co.	5.113%	8/1/27	200	199
Southern Co.	1.750%	3/15/28	300	266
Southern Co.	4.850%	6/15/28	200	198
Southern Co.	5.500%	3/15/29	150	152
Southern Co.	5.700%	10/15/32	90	92
Southern Co.	5.200%	6/15/33	200	197
Southern Co.	5.700%	3/15/34	50	51
Southern Co.	4.250%	7/1/36	200	177
Southern Co.	4.400%	7/1/46	360	301
Southern Co.	4.000%	1/15/51	300	291
Southern Co.	3.750%	9/15/51	200	188
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	72
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	72
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	89
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	75
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	41
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	75
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	81
Southern Power Co.	4.150%	12/1/25	100	98
Southern Power Co.	5.150%	9/15/41	100	92
Southern Power Co.	5.250%	7/15/43	50	46
Southern Power Co.	4.950%	12/15/46	75	65
Southwest Gas Corp.	3.700%	4/1/28	50	47
Southwest Gas Corp.	4.050%	3/15/32	200	181
Southwest Gas Corp.	3.800%	9/29/46	75	55
Southwest Gas Corp.	4.150%	6/1/49	25	19
Southwestern Electric Power Co.	2.750%	10/1/26	445	420
Southwestern Electric Power Co.	4.100%	9/15/28	100	95
Southwestern Electric Power Co.	6.200%	3/15/40	75	78
Southwestern Electric Power Co.	3.900%	4/1/45	100	74
Southwestern Electric Power Co.	3.850%	2/1/48	175	125
Southwestern Electric Power Co.	3.250%	11/1/51	200	126
Southwestern Public Service Co.	4.500%	8/15/41	100	84
Southwestern Public Service Co.	3.400%	8/15/46	75	51
Southwestern Public Service Co.	3.700%	8/15/47	75	53
Southwestern Public Service Co.	4.400%	11/15/48	75	59
Southwestern Public Service Co.	3.750%	6/15/49	75	54
Southwestern Public Service Co.	3.150%	5/1/50	100	63
Southwestern Public Service Co.	6.000%	6/1/54	200	200
Tampa Electric Co.	4.100%	6/15/42	50	41
Tampa Electric Co.	4.350%	5/15/44	50	41

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	4.300%	6/15/48	75	61
	Tampa Electric Co.	4.450%	6/15/49	125	104
	Tampa Electric Co.	3.625%	6/15/50	50	36
	Tampa Electric Co.	5.000%	7/15/52	100	90
	Toledo Edison Co.	6.150%	5/15/37	75	79
	Tucson Electric Power Co.	5.500%	4/15/53	66	63
	Union Electric Co.	2.950%	6/15/27	72	68
	Union Electric Co.	2.950%	3/15/30	350	313
	Union Electric Co.	2.150%	3/15/32	200	161
	Union Electric Co.	8.450%	3/15/39	150	191
	Union Electric Co.	3.650%	4/15/45	125	94
	Union Electric Co.	4.000%	4/1/48	175	136
	Union Electric Co.	3.250%	10/1/49	175	119
	Union Electric Co.	3.900%	4/1/52	100	76
	Union Electric Co.	5.250%	1/15/54	150	140
	Virginia Electric and Power Co.	2.950%	11/15/26	276	262
	Virginia Electric and Power Co.	3.500%	3/15/27	250	240
	Virginia Electric and Power Co.	3.800%	4/1/28	150	144
	Virginia Electric and Power Co.	2.875%	7/15/29	275	248
	Virginia Electric and Power Co.	2.300%	11/15/31	200	165
	Virginia Electric and Power Co.	2.400%	3/30/32	200	164
	Virginia Electric and Power Co.	5.000%	4/1/33	200	195
	Virginia Electric and Power Co.	6.000%	1/15/36	125	129
	Virginia Electric and Power Co.	6.000%	5/15/37	150	154
	Virginia Electric and Power Co.	6.350%	11/30/37	50	53
	Virginia Electric and Power Co.	4.000%	1/15/43	90	72
	Virginia Electric and Power Co.	4.450%	2/15/44	325	274
	Virginia Electric and Power Co.	4.200%	5/15/45	75	61
	Virginia Electric and Power Co.	4.000%	11/15/46	100	78
	Virginia Electric and Power Co.	3.800%	9/15/47	100	74
	Virginia Electric and Power Co.	4.600%	12/1/48	175	149
	Virginia Electric and Power Co.	3.300%	12/1/49	98	66
	Virginia Electric and Power Co.	2.450%	12/15/50	160	90
	Virginia Electric and Power Co.	2.950%	11/15/51	200	125
	Virginia Electric and Power Co.	4.625%	5/15/52	250	211
	Virginia Electric and Power Co.	5.450%	4/1/53	200	191
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	25	25
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/33	150	150
	Washington Gas Light Co.	3.796%	9/15/46	100	76
	Washington Gas Light Co.	3.650%	9/15/49	30	22
	WEC Energy Group Inc.	1.375%	10/15/27	500	443
	WEC Energy Group Inc.	4.750%	1/15/28	250	247
	WEC Energy Group Inc.	2.200%	12/15/28	200	176
	Wisconsin Electric Power Co.	5.000%	5/15/29	100	100
	Wisconsin Electric Power Co.	4.750%	9/30/32	90	88
	Wisconsin Electric Power Co.	4.300%	10/15/48	100	82
	Wisconsin Power and Light Co.	5.375%	3/30/34	50	50
	Wisconsin Power and Light Co.	6.375%	8/15/37	100	105
	Wisconsin Power and Light Co.	3.650%	4/1/50	50	36
	Wisconsin Public Service Corp.	3.300%	9/1/49	125	86
	Xcel Energy Inc.	3.350%	12/1/26	75	72
	Xcel Energy Inc.	1.750%	3/15/27	200	182
	Xcel Energy Inc.	4.000%	6/15/28	75	71
	Xcel Energy Inc.	2.600%	12/1/29	200	175
	Xcel Energy Inc.	3.400%	6/1/30	250	225
	Xcel Energy Inc.	4.600%	6/1/32	200	187
	Xcel Energy Inc.	5.500%	3/15/34	200	197
	Xcel Energy Inc.	3.500%	12/1/49	100	68
					108,553
Total Corporate Bonds (Cost $1,268,822)					1,143,783
Sovereign Bonds (3.5%)
	African Development Bank	0.875%	3/23/26	600	560
	African Development Bank	0.875%	7/22/26	400	370
	African Development Bank	4.625%	1/4/27	300	300
	African Development Bank	4.125%	2/25/27	600	592
	African Development Bank	4.375%	11/3/27	500	496
	African Development Bank	4.375%	3/14/28	375	372
	African Development Bank	5.750%	Perpetual	200	193

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asian Development Bank	0.375%	9/3/25	1,000	947
Asian Development Bank	4.250%	1/9/26	800	792
Asian Development Bank	0.500%	2/4/26	850	793
Asian Development Bank	2.000%	4/24/26	100	95
Asian Development Bank	4.875%	5/21/26	572	572
Asian Development Bank	2.625%	1/12/27	200	190
Asian Development Bank	4.125%	1/12/27	500	493
Asian Development Bank	1.500%	1/20/27	1,125	1,040
Asian Development Bank	2.375%	8/10/27	275	258
Asian Development Bank	6.220%	8/15/27	100	104
Asian Development Bank	3.125%	8/20/27	725	694
Asian Development Bank	2.500%	11/2/27	673	630
Asian Development Bank	3.750%	4/25/28	525	511
Asian Development Bank	1.250%	6/9/28	210	185
Asian Development Bank	5.820%	6/16/28	148	154
Asian Development Bank	4.500%	8/25/28	625	625
Asian Development Bank	3.125%	9/26/28	130	123
Asian Development Bank	4.375%	3/6/29	500	498
Asian Development Bank	1.750%	9/19/29	200	175
Asian Development Bank	1.875%	1/24/30	200	175
Asian Development Bank	0.750%	10/8/30	500	400
Asian Development Bank	1.500%	3/4/31	500	415
Asian Development Bank	3.125%	4/27/32	400	365
Asian Development Bank	3.875%	9/28/32	225	215
Asian Development Bank	4.000%	1/12/33	380	367
Asian Development Bank	3.875%	6/14/33	425	405
Asian Development Bank	4.125%	1/12/34	500	486
Asian Infrastructure Investment Bank	3.375%	6/29/25	200	196
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	560
Asian Infrastructure Investment Bank	4.875%	9/14/26	300	301
Asian Infrastructure Investment Bank	4.000%	1/18/28	450	442
Asian Infrastructure Investment Bank	4.125%	1/18/29	300	296
Asian Infrastructure Investment Bank	4.250%	3/13/34	150	146
Canada	0.750%	5/19/26	800	742
Canada	3.750%	4/26/28	525	511
Canada	4.625%	4/30/29	355	358
Corp. Andina de Fomento	5.250%	11/21/25	620	618
Corp. Andina de Fomento	4.750%	4/1/26	130	129
Corp. Andina de Fomento	2.250%	2/8/27	210	195
Corp. Andina de Fomento	6.000%	4/26/27	200	204
Council of Europe Development Bank	3.750%	5/25/26	250	245
Council of Europe Development Bank	0.875%	9/22/26	200	184
Council of Europe Development Bank	3.625%	1/26/28	280	271
Council of Europe Development Bank	4.125%	1/24/29	100	99
Council Of Europe Development Bank	4.625%	6/11/27	124	124
European Bank for Reconstruction & Development	0.500%	11/25/25	500	470
European Bank for Reconstruction & Development	0.500%	1/28/26	500	467
European Bank for Reconstruction & Development	4.375%	3/9/28	400	398
European Bank for Reconstruction & Development	4.125%	1/25/29	800	789
European Bank for Reconstruction & Development	4.250%	3/13/34	200	196
European Investment Bank	0.625%	7/25/25	1,600	1,527
European Investment Bank	2.750%	8/15/25	800	780
European Investment Bank	0.375%	12/15/25	2,000	1,873
European Investment Bank	0.375%	3/26/26	1,000	926
European Investment Bank	0.750%	10/26/26	450	411
European Investment Bank	1.375%	3/15/27	600	551
European Investment Bank	4.375%	3/19/27	725	720
European Investment Bank	2.375%	5/24/27	225	212
European Investment Bank	0.625%	10/21/27	500	440
European Investment Bank	3.250%	11/15/27	500	480
European Investment Bank	3.875%	3/15/28	1,100	1,076
European Investment Bank	4.500%	10/16/28	600	600
European Investment Bank	4.000%	2/15/29	500	490
European Investment Bank	4.750%	6/15/29	875	886
European Investment Bank	1.625%	10/9/29	125	109
European Investment Bank	0.875%	5/17/30	200	163
European Investment Bank	3.625%	7/15/30	800	766
European Investment Bank	0.750%	9/23/30	500	401
European Investment Bank	3.750%	2/14/33	425	404
European Investment Bank	4.125%	2/13/34	775	752

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	4.875%	2/15/36	325	333
[7]	Export Development Canada	3.375%	8/26/25	550	540
[7]	Export Development Canada	4.375%	6/29/26	550	545
[7]	Export Development Canada	3.000%	5/25/27	450	430
[7]	Export Development Canada	3.875%	2/14/28	400	391
[7]	Export Development Canada	4.125%	2/13/29	600	591
[7]	Export Development Canada	4.750%	6/5/34	175	179
	Export-Import Bank of Korea	2.625%	5/26/26	200	191
	Export-Import Bank of Korea	4.625%	1/11/27	200	198
	Export-Import Bank of Korea	1.625%	1/18/27	200	184
	Export-Import Bank of Korea	4.250%	9/15/27	200	196
	Export-Import Bank of Korea	1.250%	9/21/30	500	403
	Export-Import Bank of Korea	2.125%	1/18/32	200	164
	Export-Import Bank of Korea	5.125%	1/11/33	200	201
	Export-Import Bank of Korea	5.125%	9/18/33	200	201
	Export-Import Bank of Korea	2.500%	6/29/41	350	246
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,241
	Inter-American Development Bank	0.875%	4/20/26	500	466
	Inter-American Development Bank	4.500%	5/15/26	475	472
	Inter-American Development Bank	2.000%	6/2/26	750	711
	Inter-American Development Bank	2.000%	7/23/26	100	95
	Inter-American Development Bank	4.375%	2/1/27	400	397
	Inter-American Development Bank	2.375%	7/7/27	450	422
	Inter-American Development Bank	0.625%	9/16/27	800	706
	Inter-American Development Bank	4.000%	1/12/28	920	903
	Inter-American Development Bank	1.125%	7/20/28	300	263
	Inter-American Development Bank	3.125%	9/18/28	875	829
	Inter-American Development Bank	4.125%	2/15/29	500	493
	Inter-American Development Bank	1.125%	1/13/31	350	284
	Inter-American Development Bank	3.500%	4/12/33	400	371
	Inter-American Development Bank	4.500%	9/13/33	500	499
	Inter-American Development Bank	3.875%	10/28/41	200	176
	Inter-American Development Bank	3.200%	8/7/42	100	80
	Inter-American Investment Corp.	4.125%	2/15/28	250	245
	Inter-American Investment Corp.	4.750%	9/19/28	100	100
	Inter-American Investment Corp.	4.250%	2/14/29	175	173
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,427
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,119
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,885
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	458
	International Bank for Reconstruction & Development	4.750%	4/10/26	600	599
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	486
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	328
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	793
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	843
	International Bank for Reconstruction & Development	4.625%	8/1/28	775	779
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,309
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	745
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	175
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	631
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	327
	International Bank for Reconstruction & Development	4.000%	7/25/30	625	610
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	642
	International Bank for Reconstruction & Development	4.000%	1/10/31	400	390
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	531
	International Bank for Reconstruction & Development	4.500%	4/10/31	925	927
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,236
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	175
	International Bank for Reconstruction & Development	4.750%	11/14/33	300	306
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	252
	International Finance Corp.	0.375%	7/16/25	400	381
	International Finance Corp.	2.125%	4/7/26	600	572
	International Finance Corp.	4.375%	1/15/27	175	174
	International Finance Corp.	4.500%	7/13/28	175	175
	International Finance Corp.	4.250%	7/2/29	700	695
[8]	Israel Government Aid Bond	5.500%	9/18/33	100	106
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	400	381
[9]	Japan Bank for International Cooperation	2.750%	1/21/26	442	426
[9]	Japan Bank for International Cooperation	4.250%	1/26/26	470	464
[9]	Japan Bank for International Cooperation	2.375%	4/20/26	200	191

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Japan Bank for International Cooperation	4.250%	4/27/26	250	246
[9]	Japan Bank for International Cooperation	2.250%	11/4/26	200	188
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	200	189
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	800	749
[9]	Japan Bank for International Cooperation	4.625%	7/19/28	125	125
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	300	284
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	350	333
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	420	376
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	500	405
[9]	Japan Bank for International Cooperation	4.375%	1/24/31	200	197
[9]	Japan Bank for International Cooperation	4.625%	4/17/34	200	200
[9]	Japan International Cooperation Agency	2.750%	4/27/27	300	283
[9]	Japan International Cooperation Agency	3.250%	5/25/27	200	191
[9]	Japan International Cooperation Agency	4.000%	5/23/28	150	146
[9]	Japan International Cooperation Agency	4.750%	5/21/29	98	98
[9]	Japan International Cooperation Agency	1.750%	4/28/31	200	165
[10]	KFW	0.375%	7/18/25	1,500	1,428
[10]	KFW	5.125%	9/29/25	425	425
[10]	KFW	0.625%	1/22/26	1,000	936
[10]	KFW	5.000%	3/16/26	1,600	1,603
[10]	KFW	3.625%	4/1/26	575	563
[10]	KFW	4.625%	8/7/26	700	698
[10]	KFW	1.000%	10/1/26	1,000	922
[10]	KFW	4.375%	3/1/27	625	621
[10]	KFW	3.000%	5/20/27	560	536
[10]	KFW	3.750%	2/15/28	800	779
[10]	KFW	2.875%	4/3/28	500	472
[10]	KFW	3.875%	6/15/28	750	732
[10]	KFW	4.000%	3/15/29	200	196
[10]	KFW	1.750%	9/14/29	175	153
[10]	KFW	4.750%	10/29/30	275	280
[10]	KFW	4.125%	7/15/33	700	681
[10]	KFW	4.375%	2/28/34	275	273
[10]	KFW	0.000%	4/18/36	400	233
[10]	KFW	0.000%	6/29/37	200	110
	Korea Development Bank	5.375%	10/23/26	200	202
	Korea Development Bank	4.625%	2/15/27	200	199
	Korea Development Bank	1.375%	4/25/27	200	181
	Korea Development Bank	4.375%	2/15/28	450	444
	Korea Development Bank	1.625%	1/19/31	400	325
	Korea Development Bank	4.375%	2/15/33	450	429
[10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	259
[10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	234
[10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	268
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	240	242
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	403
[10]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	200	207
	Nordic Investment Bank	0.375%	9/11/25	600	568
	Nordic Investment Bank	5.000%	10/15/25	200	200
	Nordic Investment Bank	0.500%	1/21/26	200	187
	Nordic Investment Bank	4.375%	3/14/28	450	447
	Nordic Investment Bank	4.250%	2/28/29	225	223
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	472
[11]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	140	138
[11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	466
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	140	141
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	336	337
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	388
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	247
[11]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	100	98
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	150	149
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	468	455
	Oriental Republic of Uruguay	5.750%	10/28/34	463	483
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	195	231
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	200	173
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	695	654
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	370	337
	Province of Alberta	3.300%	3/15/28	250	238
	Province of Alberta	4.500%	6/26/29	229	228
	Province of Alberta	1.300%	7/22/30	500	413

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Province of Alberta	4.500%	1/24/34	200	196
Province of British Columbia	2.250%	6/2/26	300	285
Province of British Columbia	0.900%	7/20/26	300	277
Province of British Columbia	4.800%	11/15/28	200	201
Province of British Columbia	4.900%	4/24/29	600	607
Province of British Columbia	4.200%	7/6/33	250	240
Province of British Columbia	4.750%	6/12/34	544	541
Province of Manitoba	2.125%	6/22/26	90	85
Province of Manitoba	1.500%	10/25/28	350	307
Province of Manitoba	4.300%	7/27/33	250	241
Province of Manitoba	4.900%	5/31/34	156	157
Province of New Brunswick	3.625%	2/24/28	105	101
Province of Ontario	2.500%	4/27/26	250	239
Province of Ontario	2.300%	6/15/26	900	856
Province of Ontario	3.100%	5/19/27	600	574
Province of Ontario	4.200%	1/18/29	350	344
Province of Ontario	2.000%	10/2/29	585	514
Province of Ontario	1.125%	10/7/30	500	405
Province of Ontario	1.600%	2/25/31	600	496
Province of Ontario	1.800%	10/14/31	200	165
Province of Ontario	5.050%	4/24/34	321	328
Province of Quebec	0.600%	7/23/25	500	476
Province of Quebec	2.500%	4/20/26	200	192
Province of Quebec	2.750%	4/12/27	850	807
Province of Quebec	3.625%	4/13/28	250	241
Province of Quebec	4.500%	4/3/29	440	438
Province of Quebec	7.500%	9/15/29	475	537
Province of Quebec	1.350%	5/28/30	400	333
Province of Quebec	1.900%	4/21/31	1,200	1,009
Province of Quebec	4.500%	9/8/33	275	270
Republic of Chile	3.125%	1/21/26	485	468
Republic of Chile	2.750%	1/31/27	250	235
Republic of Chile	3.240%	2/6/28	460	432
Republic of Chile	4.850%	1/22/29	200	197
Republic of Chile	2.450%	1/31/31	200	171
Republic of Chile	2.550%	1/27/32	200	168
Republic of Chile	2.550%	7/27/33	400	324
Republic of Chile	3.500%	1/31/34	600	521
Republic of Chile	4.950%	1/5/36	200	192
Republic of Chile	3.100%	5/7/41	300	219
Republic of Chile	4.340%	3/7/42	400	345
Republic of Chile	3.500%	1/25/50	275	198
Republic of Chile	4.000%	1/31/52	200	154
Republic of Chile	5.330%	1/5/54	200	188
Republic of Chile	3.100%	1/22/61	500	309
Republic of Chile	3.250%	9/21/71	200	123
Republic of Hungary	7.625%	3/29/41	240	273
Republic of Indonesia	4.100%	4/24/28	200	193
Republic of Indonesia	4.750%	2/11/29	425	419
Republic of Indonesia	4.400%	3/10/29	300	290
Republic of Indonesia	3.400%	9/18/29	200	184
Republic of Indonesia	2.850%	2/14/30	200	177
Republic of Indonesia	3.850%	10/15/30	200	186
Republic of Indonesia	4.350%	1/11/48	725	618
Republic of Indonesia	3.700%	10/30/49	200	152
Republic of Indonesia	4.200%	10/15/50	430	354
Republic of Indonesia	3.050%	3/12/51	400	270
Republic of Indonesia	4.300%	3/31/52	200	167
Republic of Indonesia	5.450%	9/20/52	200	198
Republic of Indonesia	5.650%	1/11/53	200	202
Republic of Indonesia	5.100%	2/10/54	200	188
Republic of Indonesia	3.200%	9/23/61	200	128
Republic of Indonesia	4.450%	4/15/70	200	164
Republic of Italy	1.250%	2/17/26	500	468
Republic of Italy	2.875%	10/17/29	400	356
Republic of Italy	5.375%	6/15/33	475	469
Republic of Italy	4.000%	10/17/49	500	366
Republic of Italy	3.875%	5/6/51	400	279
Republic of Korea	5.625%	11/3/25	100	101
Republic of Korea	2.750%	1/19/27	1,000	951

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Korea	2.500%	6/19/29	200	182
	Republic of Korea	4.500%	7/3/29	200	199
	Republic of Korea	1.750%	10/15/31	200	165
	Republic of Korea	3.875%	9/20/48	125	105
	Republic of Panama	7.125%	1/29/26	168	171
	Republic of Panama	8.875%	9/30/27	238	257
	Republic of Panama	3.875%	3/17/28	460	425
	Republic of Panama	9.375%	4/1/29	200	224
	Republic of Panama	3.160%	1/23/30	200	169
	Republic of Panama	7.500%	3/1/31	200	209
	Republic of Panama	2.252%	9/29/32	500	359
	Republic of Panama	6.400%	2/14/35	400	379
[3]	Republic of Panama	6.700%	1/26/36	292	284
	Republic of Panama	6.875%	1/31/36	200	195
	Republic of Panama	8.000%	3/1/38	200	211
[3]	Republic of Panama	4.500%	5/15/47	100	69
[3]	Republic of Panama	4.500%	4/16/50	560	376
[3]	Republic of Panama	4.300%	4/29/53	400	256
	Republic of Panama	4.500%	4/1/56	500	323
	Republic of Panama	7.875%	3/1/57	100	104
[3]	Republic of Panama	3.870%	7/23/60	750	427
	Republic of Panama	4.500%	1/19/63	200	128
	Republic of Peru	7.350%	7/21/25	225	229
	Republic of Peru	2.392%	1/23/26	200	191
	Republic of Peru	2.844%	6/20/30	500	438
	Republic of Peru	2.783%	1/23/31	900	772
	Republic of Peru	1.862%	12/1/32	350	265
	Republic of Peru	8.750%	11/21/33	505	614
	Republic of Peru	3.000%	1/15/34	250	203
[3]	Republic of Peru	6.550%	3/14/37	325	348
	Republic of Peru	3.300%	3/11/41	200	148
	Republic of Peru	5.625%	11/18/50	200	195
	Republic of Peru	3.600%	1/15/72	175	112
	Republic of Peru	3.230%	7/28/21	525	294
	Republic of Philippines	5.500%	3/30/26	225	226
	Republic of Philippines	5.170%	10/13/27	300	300
	Republic of Philippines	3.000%	2/1/28	400	372
	Republic of Philippines	3.750%	1/14/29	200	188
	Republic of Philippines	9.500%	2/2/30	300	361
	Republic of Philippines	2.457%	5/5/30	200	173
	Republic of Philippines	7.750%	1/14/31	400	456
	Republic of Philippines	1.648%	6/10/31	200	159
	Republic of Philippines	1.950%	1/6/32	200	160
	Republic of Philippines	6.375%	1/15/32	200	214
	Republic of Philippines	5.609%	4/13/33	300	307
	Republic of Philippines	5.000%	7/17/33	200	197
	Republic of Philippines	5.250%	5/14/34	200	200
	Republic of Philippines	6.375%	10/23/34	550	601
	Republic of Philippines	3.950%	1/20/40	400	339
	Republic of Philippines	3.700%	3/1/41	400	325
	Republic of Philippines	3.700%	2/2/42	350	282
	Republic of Philippines	2.950%	5/5/45	200	138
	Republic of Philippines	2.650%	12/10/45	200	131
	Republic of Philippines	3.200%	7/6/46	500	357
	Republic of Philippines	5.950%	10/13/47	200	213
	Republic of Philippines	5.600%	5/14/49	200	201
	Republic of Poland	3.250%	4/6/26	500	485
	Republic of Poland	5.500%	11/16/27	225	229
	Republic of Poland	4.625%	3/18/29	300	296
	Republic of Poland	5.750%	11/16/32	200	207
	Republic of Poland	4.875%	10/4/33	400	389
	Republic of Poland	5.125%	9/18/34	500	491
	Republic of Poland	5.500%	4/4/53	440	430
	Republic of Poland	5.500%	3/18/54	600	581
	State of Israel	2.875%	3/16/26	200	189
	State of Israel	5.375%	3/12/29	200	196
	State of Israel	2.500%	1/15/30	200	168
	State of Israel	2.750%	7/3/30	350	295
	State of Israel	4.500%	1/17/33	450	404
	State of Israel	5.500%	3/12/34	600	570

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
State of Israel	4.500%	1/30/43	200	163
State of Israel	4.125%	1/17/48	250	184
State of Israel	3.375%	1/15/50	200	127
State of Israel	3.875%	7/3/50	400	279
State of Israel	5.750%	3/12/54	500	448
State of Israel	4.500%	4/3/20	200	139
Svensk Exportkredit AB	4.000%	7/15/25	225	222
Svensk Exportkredit AB	0.500%	8/26/25	800	758
Svensk Exportkredit AB	4.625%	11/28/25	247	245
Svensk Exportkredit AB	4.375%	2/13/26	250	247
Svensk Exportkredit AB	4.875%	9/14/26	200	200
Svensk Exportkredit AB	2.250%	3/22/27	200	187
Svensk Exportkredit AB	4.125%	6/14/28	250	245
Svensk Exportkredit AB	4.250%	2/1/29	200	197
Svensk Exportkredit AB	4.875%	10/4/30	200	203
United Mexican States	4.125%	1/21/26	445	436
United Mexican States	4.150%	3/28/27	800	775
United Mexican States	3.750%	1/11/28	675	638
United Mexican States	4.500%	4/22/29	650	622
United Mexican States	5.000%	5/7/29	200	195
United Mexican States	3.250%	4/16/30	385	338
United Mexican States	2.659%	5/24/31	600	493
United Mexican States	8.300%	8/15/31	220	259
United Mexican States	4.750%	4/27/32	300	277
United Mexican States	7.500%	4/8/33	100	111
United Mexican States	6.750%	9/27/34	200	208
United Mexican States	6.350%	2/9/35	300	302
United Mexican States	6.000%	5/7/36	701	683
United Mexican States	6.050%	1/11/40	633	612
United Mexican States	4.280%	8/14/41	665	515
United Mexican States	4.750%	3/8/44	765	612
United Mexican States	5.550%	1/21/45	200	180
United Mexican States	4.600%	1/23/46	600	462
United Mexican States	4.350%	1/15/47	360	268
United Mexican States	4.600%	2/10/48	255	194
United Mexican States	4.500%	1/31/50	200	150
United Mexican States	5.000%	4/27/51	600	480
United Mexican States	4.400%	2/12/52	300	218
United Mexican States	6.338%	5/4/53	600	564
United Mexican States	6.400%	5/7/54	438	417
United Mexican States	3.771%	5/24/61	800	489
United Mexican States	5.750%	10/12/10	342	282
Total Sovereign Bonds (Cost $167,534)				154,376
Taxable Municipal Bonds (0.6%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	30	29
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	228
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/50	50	60
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	50	56
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	270
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	118
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	117
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	68
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	60
California GO	2.650%	4/1/26	75	72
California GO	1.700%	2/1/28	100	90
California GO	3.500%	4/1/28	150	144
California GO	5.125%	9/1/29	100	102
California GO	2.500%	10/1/29	70	63
California GO	6.000%	3/1/33	100	107
California GO	4.500%	4/1/33	190	184
California GO	7.500%	4/1/34	350	404
California GO	5.125%	3/1/38	100	99
California GO	4.600%	4/1/38	300	283
California GO	7.550%	4/1/39	630	749
California GO	7.300%	10/1/39	75	86
California GO	7.350%	11/1/39	375	431
California GO	7.625%	3/1/40	205	243
California GO	7.600%	11/1/40	200	240
California GO	5.200%	3/1/43	100	98

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	3.899%	11/1/47	50	41
	California State University College & University Revenue	2.975%	11/1/51	140	95
	California State University College & University Revenue	5.183%	11/1/53	100	98
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	50
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	134
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	67
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	36
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	116	129
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	112
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	89
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	90
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	152
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	69
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	165	162
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	51
	Connecticut GO	5.090%	10/1/30	175	173
	Connecticut GO	5.850%	3/15/32	200	211
	Cook County IL GO	6.229%	11/15/34	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	104
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	47
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	84
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	167
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	56
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	89
[12]	Dallas Independent School District GO	6.450%	2/15/35	100	100
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	51
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	135
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	89
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	117
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	233	254
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	141	154
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	71	79
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	81
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	145	132
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	149
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	395	289
	Houston TX GO	6.290%	3/1/32	90	96
	Illinois GO	5.100%	6/1/33	1,417	1,390
	Illinois GO	6.630%	2/1/35	85	88
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	52
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	75	54
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	125	122
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	98
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	61
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	76
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	100	111
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	100	112
	Louisiana Gasoline & Fuel Sales Tax Revenue	2.952%	5/1/41	50	38
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	3.615%	2/1/29	102	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.081%	6/1/31	86	85
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	96
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.048%	12/1/34	100	99
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.475%	8/1/39	150	141
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.198%	12/1/39	200	201
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/57	75	75
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	105
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	102
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	41
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	75
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	54
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	474
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	51

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	15	14
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	103
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	103
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	110
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/55	100	106
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	65
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	162
	Michigan State University College & University Revenue	4.496%	8/15/48	50	46
	Michigan State University College & University Revenue	4.165%	8/15/22	100	77
	Mississippi GO	5.245%	11/1/34	50	50
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	73
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	77
[13]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	218
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	75	63
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	117
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	457
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/41	50	51
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	52
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	100	97
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	178
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	140	142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	75
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	100
	New York NY GO	5.517%	10/1/37	50	50
	New York NY GO	6.271%	12/1/37	100	107
	New York NY GO	5.828%	10/1/53	100	109
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	101
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	72
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	94
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	135	137
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	38
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	171
	Ohio State University College & University Revenue	4.910%	6/1/40	100	96
	Ohio State University College & University Revenue	4.800%	6/1/11	100	90
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	57
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	154
	Oregon GO	5.892%	6/1/27	59	60
[14]	Oregon School Boards Association GO	5.528%	6/30/28	43	43
[15]	Oregon State University College & University Revenue	3.424%	3/1/60	150	109
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	37
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	68
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	74
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	56
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	39
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	79
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	240
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	148
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	96
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	65
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/40	100	73
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	105
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	46
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	50
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	20
	Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	75	53
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	62
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	40
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	93
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	141
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	127
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	106

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	113
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	89
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	107
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	312
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	227
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	212
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/34	150	151
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	50
	Texas GO	5.517%	4/1/39	180	185
	Texas GO	4.681%	4/1/40	50	47
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	315	315
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	301
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	175	144
	Texas Transportation Commission GO	2.472%	10/1/44	125	86
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	175
[14]	Tucson AZ COP	2.856%	7/1/47	50	36
	University of California College & University Revenue	3.063%	7/1/25	100	98
	University of California College & University Revenue	1.316%	5/15/27	100	91
	University of California College & University Revenue	1.614%	5/15/30	125	105
	University of California College & University Revenue	3.071%	5/15/51	100	68
	University of California College & University Revenue	4.858%	5/15/12	225	197
	University of California College & University Revenue	4.767%	5/15/15	100	86
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	384
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	55
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	87
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	125	111
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	40
	University of Michigan College & University Revenue	2.437%	4/1/40	100	73
	University of Michigan College & University Revenue	2.562%	4/1/50	100	65
	University of Michigan College & University Revenue	4.454%	4/1/22	225	186
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	47
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	66
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	96
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	37
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	31
	University of Virginia College & University Revenue	2.256%	9/1/50	335	200
	University of Virginia College & University Revenue	4.179%	9/1/17	50	40
	Utah GO	4.554%	7/1/24	10	10
	Utah GO	3.539%	7/1/25	23	23
[14]	Wisconsin Appropriations Revenue	5.700%	5/1/26	35	35
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	231
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/27	100	96
Total Taxable Municipal Bonds (Cost $27,233)					24,412
				Shares
Temporary Cash Investments (0.7%)

Total Bond Market Index Portfolio
		Coupon	Shares	Market Value• ($000)
Money Market Fund (0.7%)
[16]	Vanguard Market Liquidity Fund (Cost $29,658)	5.380%	296,612	29,658
Total Investments (99.9%) (Cost $4,827,524)				4,356,751
Other Assets and Liabilities—Net (0.1%)				2,682
Net Assets (100%)				4,359,433
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $44,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2024.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $10,857,000, representing 0.2% of net assets.
7	Guaranteed by the Government of Canada.
8	U.S. government-guaranteed.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,797,866)	4,327,093
Affiliated Issuers (Cost $29,658)	29,658
Total Investments in Securities	4,356,751
Investment in Vanguard	127
Receivables for Investment Securities Sold	37,316
Receivables for Accrued Income	34,519
Receivables for Capital Shares Issued	2,298
Total Assets	4,431,011
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	70,569
Payables for Capital Shares Redeemed	740
Payables to Vanguard	251
Variation Margin Payable—Futures Contracts	17
Total Liabilities	71,578
Net Assets	4,359,433
At June 30, 2024, net assets consisted of:

Paid-in Capital	4,888,625
Total Distributable Earnings (Loss)	(529,192)
Net Assets	4,359,433

Net Assets
Applicable to 424,800,408 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,359,433
Net Asset Value Per Share	$10.26

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	75,884
Total Income	75,884
Expenses
The Vanguard Group—Note B
Investment Advisory Services	50
Management and Administrative	2,729
Marketing and Distribution	123
Custodian Fees	27
Shareholders’ Reports	63
Trustees’ Fees and Expenses	1
Other Expenses	11
Total Expenses	3,004
Net Investment Income	72,880
Realized Net Gain (Loss)
Investment Securities Sold[1]	(24,386)
Futures Contracts	(27)
Realized Net Gain (Loss)	(24,413)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(76,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,230)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $579,000, $3,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	72,880	121,189
Realized Net Gain (Loss)	(24,413)	(47,684)
Change in Unrealized Appreciation (Depreciation)	(76,697)	151,587
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,230)	225,092
Distributions
Total Distributions	(122,274)	(99,185)
Capital Share Transactions
Issued	388,394	641,288
Issued in Lieu of Cash Distributions	122,274	99,185
Redeemed	(323,220)	(516,387)
Net Increase (Decrease) from Capital Share Transactions	187,448	224,086
Total Increase (Decrease)	36,944	349,993
Net Assets
Beginning of Period	4,322,489	3,972,496
End of Period	4,359,433	4,322,489

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.63	$10.32	$12.22	$12.81	$12.21	$11.54
Investment Operations
Net Investment Income[1]	.174	.306	.250	.228	.277	.324
Net Realized and Unrealized Gain (Loss) on Investments	(.248)	.262	(1.844)	(.454)	.635	.657
Total from Investment Operations	(.074)	.568	(1.594)	(.226)	.912	.981
Distributions
Dividends from Net Investment Income	(.296)	(.258)	(.226)	(.260)	(.312)	(.311)
Distributions from Realized Capital Gains	—	—	(.080)	(.104)	—	—
Total Distributions	(.296)	(.258)	(.306)	(.364)	(.312)	(.311)
Net Asset Value, End of Period	$10.26	$10.63	$10.32	$12.22	$12.81	$12.21
Total Return	-0.69%	5.58%	-13.21%	-1.72%	7.58%	8.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,359	$4,322	$3,972	$4,871	$4,867	$4,300
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[2]	0.14%[2]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.40%	2.97%	2.30%	1.85%	2.20%	2.72%
Portfolio Turnover Rate[3]	21%	40%	42%	69%	94%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 5%, 8%, 12%, 33%, 28%, and 19%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open futures contracts at June 30, 2024.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Total Bond Market Index Portfolio
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $127,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,893,320	—	2,893,320
Asset-Backed/Commercial Mortgage-Backed Securities	—	111,202	—	111,202
Corporate Bonds	—	1,143,783	—	1,143,783
Sovereign Bonds	—	154,376	—	154,376
Taxable Municipal Bonds	—	24,412	—	24,412
Temporary Cash Investments	29,658	—	—	29,658
Total	29,658	4,327,093	—	4,356,751
D.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,836,628
Gross Unrealized Appreciation	8,155
Gross Unrealized Depreciation	(488,032)
Net Unrealized Appreciation (Depreciation)	(479,877)

Total Bond Market Index Portfolio
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the portfolio had available capital losses totaling $92,447,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2024, the portfolio purchased $183,207,000 of investment securities and sold $155,243,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $835,294,000 and $727,886,000, respectively.
F.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	37,546	62,286
Issued in Lieu of Cash Distributions	11,929	9,620
Redeemed	(31,379)	(50,251)
Net Increase (Decrease) in Shares Outstanding	18,096	21,655
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 26% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692TBM 082024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – VVIF Equity Income Portfolio

The board of trustees of Vanguard Variable Insurance Funds Equity Income Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders. Wellington Management Company LLP is also advisor to the portfolio.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2003.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Total Bond Market Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – VVIF High Yield Bond Portfolio

The board of trustees of Vanguard Variable Insurance Funds High Yield Bond Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders. Wellington Management Company LLP is also advisor to the portfolio.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2022.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short-term, long-term and since-inception performance of the portfolio, as applicable, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below its peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Money Market Portfolio

The board of trustees of Vanguard Variable Insurance Funds Money Market Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Short-Term Investment-Grade Portfolio

The board of trustees of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – VVIF Small Company Growth Portfolio

The board of trustees of Vanguard Variable Insurance Funds Small Company Growth Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders. ArrowMark Colorado Holdings, LLC (ArrowMark Partners) is also an advisor to the portfolio.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2008.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications filed herewith.

(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.